UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: August 31, 2009

Item 1.	Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 49.1%
Advanced Materials - 0.0%

Ceradyne, Inc.†	96	$1,797

Advertising Agencies - 0.7%

Interpublic Group of Cos., Inc.†	2,514	15,813
Omnicom Group, Inc.	22,135	803,943

		819,756

Advertising Services - 0.0%

inVentiv Health, Inc.†	125	1,987

Aerospace/Defense - 0.4%

Aerovironment, Inc.†	59	1,660
Cubic Corp.	127	4,511
Esterline Technologies Corp.†	213	6,586
Lockheed Martin Corp.	2,756	206,645
National Presto Industries, Inc.	59	4,942
Northrop Grumman Corp.	2,915	142,281
Raytheon Co.	3,349	158,006
Teledyne Technologies, Inc.†	135	4,558

		529,189

Aerospace/Defense-Equipment - 0.3%

AAR Corp.†	145	2,466
Curtiss-Wright Corp.	182	5,928
GenCorp, Inc.†	562	2,478
Kaman Corp.	279	5,784
Moog, Inc., Class A†	320	9,274
Orbital Sciences Corp.†	211	3,121
Triumph Group, Inc.	189	8,221
United Technologies Corp.	4,699	278,933

		316,205

Agricultural Chemicals - 0.6%

CF Industries Holdings, Inc.	1,642	134,086
Monsanto Co.	7,195	603,516

		737,602

Agricultural Operations - 0.1%

Andersons, Inc.	210	6,909
Archer-Daniels-Midland Co.	4,924	141,959

		148,868

Airlines - 0.0%

Skywest, Inc.	208	3,214

Alternative Waste Technology - 0.0%

Calgon Carbon Corp.†	453	6,478
Darling International, Inc.†	307	2,152

		8,630

Apparel Manufacturers - 0.0%

Carter’s, Inc.†	212	5,334
Maidenform Brands, Inc.†	72	1,162
Oxford Industries, Inc.	154	2,156
Quiksilver, Inc.†	1,462	4,123
True Religion Apparel, Inc.†	71	1,607
VF Corp.	538	37,423
Volcom, Inc.†	59	836

		52,641

Applications Software - 0.4%

Ebix Com, Inc.†	34	1,678
EPIQ Systems, Inc.†	135	2,024
Intuit, Inc.†	751	20,855
Microsoft Corp.	16,167	398,517
Progress Software Corp.†	297	6,617

		429,691

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A	100	964

Audio/Video Products - 0.0%

Audiovox Corp., Class A†	210	1,483
DTS, Inc.†	153	4,100
Universal Electronics, Inc.†	91	1,713

		7,296

Auto Repair Centers - 0.0%

Midas, Inc.†	159	1,437

Auto-Cars/Light Trucks - 0.1%

Ford Motor Co.†	11,499	87,392

Auto/Truck Parts & Equipment-Original - 0.0%

Spartan Motors, Inc.	367	1,993
Superior Industries International, Inc.	262	3,725

		5,718

Auto/Truck Parts & Equipment-Replacement - 0.0%

ATC Technology Corp.†	162	3,389
Standard Motor Products, Inc.	137	1,696

		5,085

Banks-Commercial - 0.2%

Bank Mutual Corp.	585	5,142
Bank of the Ozarks, Inc.	47	1,172
Central Pacific Financial Corp.	325	904
Columbia Banking System, Inc.	303	4,972
Community Bank Systems, Inc.	389	6,936
East West Bancorp, Inc.	342	3,150
First BanCorp Puerto Rico	548	1,748
First Commonwealth Financial Corp.	851	5,242
First Financial Bancorp	476	4,017
First Financial Bankshares, Inc.	157	7,825
First Midwest Bancorp, Inc.	613	6,289
Frontier Financial Corp.†	533	410
Glacier Bancorp, Inc.	434	6,471
Hancock Holding Co.	163	6,245
Hanmi Financial Corp.†	294	444
Home Bancshares, Inc.	87	1,762
Independent Bank Corp.	180	4,171
National Penn Bancshares, Inc.	1,077	6,031
NBT Bancorp, Inc.	259	5,853
Old National Bancorp	751	7,991
Pinnacle Financial Partners, Inc.†	119	1,793
PrivateBancorp, Inc.	139	3,351
Prosperity Bancshares, Inc.	309	10,670
Regions Financial Corp.	4,388	25,714
S&T Bancorp, Inc.	220	3,047
Signature Bank†	149	4,524
Simmons First National Corp., Class A	107	3,014
Sterling Bancorp	205	1,558
Sterling Bancshares, Inc.	889	7,068
Sterling Financial Corp.†	593	1,257
Susquehanna Bancshares, Inc.	992	5,793
The South Financial Group, Inc.	1,812	3,189
Tompkins Trustco, Inc.	65	2,841

TrustCo Bank Corp. NY	904	5,623
UCBH Holdings, Inc.	879	1,160
UMB Financial Corp.	332	13,290
Umpqua Holdings Corp.	942	9,712
United Bankshares, Inc.	427	8,382
United Community Banks, Inc.†	291	1,961
Whitney Holding Corp.	762	6,866
Wintrust Financial Corp.	294	8,135

		215,723

Banks-Fiduciary - 0.4%

Boston Private Financial Holdings, Inc.	724	3,634
Northern Trust Corp.	2,250	131,535
State Street Corp.	1,806	94,779
The Bank of New York Mellon Corp.	6,728	199,216

		429,164

Banks-Super Regional - 0.9%

Capital One Financial Corp.	8,326	310,476
Fifth Third Bancorp	1,157	12,658
PNC Financial Services Group, Inc.	1,559	66,398
US Bancorp	5,181	117,194
Wells Fargo & Co.	19,880	547,098

		1,053,824

Beverages-Non-alcoholic - 0.4%

Coca-Cola Enterprises, Inc.	5,828	117,784
Pepsi Bottling Group, Inc.	1,922	68,673
PepsiCo, Inc.	3,483	197,382
The Coca-Cola Co.	816	39,796

		423,635

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	2,434	108,848

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	38	1,510

Broadcast Services/Program - 0.0%

Scripps Networks Interactive, Inc., Class A	310	10,066

Building & Construction Products-Misc. - 0.0%

Drew Industries, Inc.†	73	1,502
Gibraltar Industries, Inc.	307	3,696
Simpson Manufacturing Co., Inc.	141	3,624

		8,822

Building & Construction-Misc. - 0.0%

Insituform Technologies, Inc., Class A†	326	6,243

Building Products-Air & Heating - 0.0%

AAON, Inc.	97	2,025

Building Products-Cement - 0.0%

Eagle Materials, Inc.	163	4,292
Texas Industries, Inc.	313	12,445

		16,737

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	316	4,171
Quanex Building Products Corp.	465	6,264

		10,435

Building Products-Wood - 0.0%

Universal Forest Products, Inc.	194	8,012

Building-Maintance & Services - 0.0%
ABM Industries, Inc.	505	11,327

Building-Mobile Home/Manufactured Housing - 0.0%

Skyline Corp.	77	1,815
Winnebago Industries, Inc.†	206	2,492

		4,307

Building-Residential/Commercial - 0.7%

D.R. Horton, Inc.	57,398	769,707
Lennar Corp., Class A	2,755	41,738
M/I Homes, Inc.†	208	3,291
Meritage Homes Corp.†	117	2,622
Pulte Homes, Inc.	3,467	44,308
Standard-Pacific Corp.†	1,053	3,823

		865,489

Cable/Satellite TV - 0.3%

Comcast Corp., Class A	20,671	316,680
The DIRECTV Group, Inc.†	2,517	62,321

		379,001

Casino Services - 0.0%

Shuffle Master, Inc.†	200	1,516

Chemicals-Diversified - 0.1%

The Dow Chemical Co.	2,953	62,869

Chemicals-Other - 0.0%

American Vanguard Corp.	111	972

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	295	5,927
PolyOne Corp.†	1,045	5,329

		11,256

Chemicals-Specialty - 0.2%

Arch Chemicals, Inc.	283	8,269
Balchem Corp.	69	1,718
Eastman Chemical Co.	2,128	110,997
H.B. Fuller Co.	550	10,857
NewMarket Corp.	79	6,566
OM Group, Inc.†	346	9,415
Penford Corp.	127	818
Quaker Chemical Corp.	124	2,569
Sigma-Aldrich Corp.	531	26,975
Stepan Co.	82	4,433
Zep, Inc.	159	2,541

		185,158

Circuit Boards - 0.0%

Park Electrochemical Corp.	77	1,659
TTM Technologies, Inc.†	161	1,629

		3,288

Coatings/Paint - 0.0%

The Sherwin-Williams Co.	323	19,445

Coffee - 0.0%

Green Mountain Coffee Roasters, Inc.†	114	6,862
Peet’s Coffee & Tea, Inc.†	88	2,315

		9,177

Collectibles - 0.0%

RC2 Corp.†	159	2,496

Commercial Services - 0.4%

Arbitron, Inc.	209	3,829
Convergys Corp.†	2,587	28,043
Healthcare Services Group, Inc.	336	5,940
HMS Holdings Corp.†	201	7,560
Live Nation, Inc.†	917	6,446
Pre-Paid Legal Services, Inc.†	27	1,238
Quanta Services, Inc.†	20,292	448,859
StarTek, Inc.†	131	1,013
TeleTech Holdings, Inc.†	134	2,286
Ticketmaster Entertainment, Inc.†	281	2,742

		507,956

Commercial Services-Finance - 0.3%

Automatic Data Processing, Inc.	4,413	169,239
Bankrate, Inc.†	52	1,482
Coinstar, Inc.†	113	3,730
H&R Block, Inc.	5,369	92,776
Heartland Payment Systems, Inc.	91	1,138
Rewards Network, Inc.†	101	1,333
The Western Union Co.	3,354	60,506
Wright Express Corp.†	144	4,539

		334,743

Communications Software - 0.0%

Digi International, Inc.†	167	1,431
Smith Micro Software, Inc.†	107	1,236

		2,667

Computer Services - 0.2%

Affiliated Computer Services, Inc., Class A†	2,082	93,274
CACI International, Inc., Class A†	112	5,147
CIBER, Inc.†	692	2,699
Cognizant Technology Solutions Corp., Class A†	1,460	50,925
Computer Sciences Corp.†	1,539	75,180
Insight Enterprises, Inc.†	519	5,953
Manhattan Associates, Inc.†	163	2,906
SYKES Enterprises, Inc.†	125	2,624

		238,708

Computer Software - 0.0%

Avid Technology, Inc.†	349	4,547
Blackbaud, Inc.	164	3,159
Phoenix Technologies, Ltd.†	330	1,198

		8,904

Computers - 2.2%

Apple, Inc.†	8,197	1,378,817
Dell, Inc.†	7,391	117,000
Hewlett-Packard Co.	7,269	326,305
International Business Machines Corp.	6,699	790,817

		2,612,939

Computers-Integrated Systems - 0.0%

Agilysys, Inc.	256	1,623
Integral Systems, Inc.†	65	407
Mercury Computer Systems, Inc.†	256	2,437
MTS Systems Corp.	122	3,238
Radiant Systems, Inc.†	196	2,101
Radisys Corp.†	264	1,927
Stratasys, Inc.†	76	1,094
Teradata Corp.†	1,072	28,869

		41,696

Computers-Memory Devices - 0.3%

EMC Corp.†	14,201	225,796
NetApp, Inc.†	929	21,135
Western Digital Corp.†	2,256	77,335

		324,266

Computers-Periphery Equipment - 0.0%

Synaptics, Inc.†	128	3,300

Consulting Services - 0.0%

Forrester Research, Inc.†	102	2,401
MAXIMUS, Inc.	198	8,247

		10,648

Consumer Products-Misc. - 0.2%

Central Garden and Pet Co. Class A†	785	8,635
Helen of Troy, Ltd.†	305	6,594
Kimberly-Clark Corp.	3,553	214,814
Russ Berrie & Co., Inc.†	192	1,102
WD-40 Co.	123	3,319

		234,464

Containers-Metal/Glass - 0.2%

Ball Corp.	2,127	103,074
Owens-Illinois, Inc.†	2,917	99,003

		202,077

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.	3,226	85,779
Pactiv Corp.†	667	16,575
Rock-Tenn Co., Class A	434	22,260
Sealed Air Corp.	2,731	51,643

		176,257

Cosmetics & Toiletries - 0.8%

Chattem, Inc.†	77	4,715
Colgate-Palmolive Co.	1,311	95,310
The Procter & Gamble Co.	15,917	861,269

		961,294

Data Processing/Management - 0.0%

Commvault Systems, Inc.†	156	2,853
CSG Systems International, Inc.†	259	3,903
Fidelity National Information Services, Inc.	1,031	25,322

		32,078

Decision Support Software - 0.0%

SPSS, Inc.†	148	7,370

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	556	7,450

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	151	3,639

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	1,354	109,106

ICU Medical, Inc.†	49	1,822
Merit Medical Systems, Inc.†	200	3,610

		114,538

Distribution/Wholesale - 0.2%

Brightpoint, Inc.†	584	4,287
Genuine Parts Co.	3,645	135,011
MWI Veterinary Supply, Inc.†	80	2,977
Pool Corp.	181	4,311
Scansource, Inc.†	172	4,814
School Specialty, Inc.†	181	4,125
United Stationers, Inc.†	198	9,047
Watsco, Inc.	323	17,064

		181,636

Diversified Banking Institutions - 3.3%

Bank of America Corp.	34,168	601,015
Citigroup, Inc.	45,510	227,550
JPMorgan Chase & Co.	36,922	1,604,630
Morgan Stanley	3,024	87,575
The Goldman Sachs Group, Inc.	9,040	1,495,759

		4,016,529

Diversified Manufacturing Operations - 1.8%

3M Co.	2,682	193,372
A.O. Smith Corp.	255	9,703
Actuant Corp., Class A	248	3,504
Acuity Brands, Inc.	318	10,211
AZZ, Inc.†	89	3,063
Barnes Group, Inc.	481	7,066
Cooper Industries, Ltd., Class A	3,225	104,006
Danaher Corp.	9,981	605,946
Dover Corp.	4,646	160,705
EnPro Industries, Inc.†	226	4,864
ESCO Technologies, Inc.†	198	7,338
General Electric Co.	27,620	383,918
Griffon Corp.†	540	5,708
Honeywell International, Inc.	5,695	209,348
Illinois Tool Works, Inc.	3,244	135,664
ITT Corp.	1,360	68,109
Leggett & Platt, Inc.	2,387	43,563
Lydall, Inc.†	190	1,011
Parker Hannifin Corp.	3,157	153,620
Standex International Corp.	140	2,395
Tredegar Corp.	219	3,281

		2,116,395

Diversified Minerals - 0.0%

AMCOL International Corp.	145	3,210

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	84	3,657
Viad Corp.	77	1,391
Volt Information Sciences, Inc.†	137	1,384

		6,432

E-Commerce/Products - 0.1%

Amazon.com, Inc.†	1,077	87,442
Blue Nile, Inc.†	107	5,926
NutriSystem, Inc.	115	1,636

		95,004

E-Commerce/Services - 0.1%

eBay, Inc.†	3,017	66,797
Expedia, Inc.†	2,404	55,412

		122,209

E-Marketing/Info - 0.0%

comScore, Inc.†	145	2,017

E-Services/Consulting - 0.0%

Perficient, Inc.†	121	939
Websense, Inc.†	166	2,517

		3,456

Electric Products-Misc. - 0.2%

Emerson Electric Co.	6,097	224,797
Littelfuse, Inc.†	159	3,981

		228,778

Electric-Generation - 0.0%

The AES Corp.†	2,256	30,839

Electric-Integrated - 1.2%

Allete, Inc.	315	10,650
Ameren Corp.	1,305	35,196
Avista Corp.	618	12,063
Central Vermont Public Service Corp.	132	2,416
CH Energy Group, Inc.	179	8,191
Dominion Resources, Inc.	1,700	56,236
DTE Energy Co.	2,013	70,012
Edison International	3,963	132,404
El Paso Electric Co.†	357	6,048
Exelon Corp.	10,371	518,757
PG&E Corp.	466	18,915
PPL Corp.	7,548	221,911
Public Service Enterprise Group, Inc.	11,875	376,081
UIL Holdings Corp.	339	8,794
Unisource Energy Corp.	403	11,784

		1,489,458

Electronic Components-Misc. - 0.0%

Bel Fuse, Inc., Class B	43	727
Benchmark Electronics, Inc.†	476	7,806
CTS Corp.	382	3,385
Daktronics, Inc.	128	1,033
Methode Electronics, Inc.	427	3,685
Plexus Corp.†	147	3,701
Rogers Corp.†	106	2,767
Technitrol, Inc.	464	3,823

		26,927

Electronic Components-Semiconductors - 1.7%

Actel Corp.†	216	2,350
Broadcom Corp., Class A†	3,818	108,622
Diodes, Inc.†	122	2,473
DSP Group, Inc.†	257	2,030
Intel Corp.	57,818	1,174,862
Kopin Corp.†	589	2,268
LSI Corp.†	8,551	44,551
Micron Technology, Inc.†	12,207	89,966
Microsemi Corp.†	623	8,790

National Semiconductor Corp.	1,326	20,115
Skyworks Solutions, Inc.†	1,347	15,693
Supertex, Inc.†	86	2,222
Texas Instruments, Inc.	25,699	631,938

		2,105,880

Electronic Forms - 0.0%

Adobe Systems, Inc.†	604	18,978

Electronic Measurement Instruments - 0.1%

Analogic Corp.	145	5,155
Axsys Technologies, Inc.†	36	1,944
Badger Meter, Inc.	102	3,691
FARO Technologies, Inc.†	63	1,072
FLIR Systems, Inc.†	2,145	49,378
Keithley Instruments, Inc.	154	770

		62,010

Electronic Parts Distribution - 0.2%

Avnet, Inc.†	8,618	229,670

Electronic Security Devices - 0.0%

American Science and Engineering, Inc.	34	2,094
LoJack Corp.†	114	589

		2,683

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	854	63,538

Energy-Alternate Sources - 0.0%

Headwaters, Inc.†	189	726

Engineering/R&D Services - 0.1%

EMCOR Group, Inc.†	745	17,262
Jacobs Engineering Group, Inc.†	1,662	73,095
Stanley, Inc.†	51	1,308

		91,665

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	564	9,949

Enterprise Software/Service - 0.6%

BMC Software, Inc.†	1,965	70,052
CA, Inc.	2,211	49,283
Concur Technologies, Inc.†	158	5,587
Epicor Software Corp.†	228	1,436
JDA Software Group, Inc.†	329	6,363
Novell, Inc.†	4,267	18,561
Omnicell, Inc.†	226	2,482
Oracle Corp.	23,583	515,760
SYNNEX Corp.†	205	6,078
Taleo Corp., Class A†	273	4,939
Tyler Technologies, Inc.†	107	1,630

		682,171

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	636	6,678
THQ, Inc.†	695	3,829

		10,507

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.†	531	15,686

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	372	11,927
Pall Corp.	1,251	37,192

		49,119

Finance-Consumer Loans - 0.0%

Portfolio Recovery Associates, Inc.†	57	2,503
World Acceptance Corp.†	60	1,562

		4,065

Finance-Credit Card - 0.2%

American Express Co.	5,314	179,719

Finance-Investment Banker/Broker - 0.1%

E*TRADE Financial Corp.†	58,914	103,689
Greenhill & Co., Inc.	69	5,465
Investment Technology Group, Inc.†	316	7,786
LaBranche & Co., Inc.†	417	1,610
optionsXpress Holdings, Inc.	154	2,562
Piper Jaffray Cos., Inc.†	190	9,629
Stifel Financial Corp.†	102	5,743
SWS Group, Inc.	198	2,863
TradeStation Group, Inc.†	117	839

		140,186

Finance-Leasing Companies - 0.0%

Financial Federal Corp.	305	7,143

Finance-Other Services - 0.1%

CME Group, Inc.	68	19,791
NYSE Euronext	625	17,712
The NASDAQ OMX Group, Inc.†	2,349	51,561

		89,064

Financial Guarantee Insurance - 0.0%

MBIA, Inc.†	3,760	25,267

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	165	2,279

Food-Canned - 0.0%

Treehouse Foods, Inc.†	225	8,336

Food-Dairy Products - 0.0%

Dean Foods Co.†	634	11,501

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	3,556	42,636

Food-Misc. - 1.3%

Cal-Maine Foods, Inc.	92	2,627
Campbell Soup Co.	4,953	155,326
ConAgra Foods, Inc.	5,518	113,284
Diamond Foods, Inc.	62	1,733
General Mills, Inc.	16,119	962,788
J & J Snack Foods Corp.	109	4,763
Kraft Foods, Inc., Class A	7,142	202,476
Lance, Inc.	361	8,754
Sara Lee Corp.	8,626	83,586
The Hain Celestial Group, Inc.†	295	4,720

		1,540,057

Food-Retail - 0.2%

Great Atlantic & Pacific Tea Co., Inc.†	343	2,302

Safeway, Inc.	3,546	67,551
SUPERVALU, Inc.	1,408	20,205
The Kroger Co.	6,721	145,106

		235,164

Food-Wholesale/Distribution - 0.9%

Nash Finch Co.	145	3,935
Spartan Stores, Inc.	83	1,102
Sysco Corp.	39,713	1,012,284
United Natural Foods, Inc.†	279	7,539

		1,024,860

Footwear & Related Apparel - 0.0%

CROCS, Inc.†	313	1,988
Deckers Outdoor Corp.†	49	3,347
Iconix Brand Group, Inc.†	550	9,449
Skechers USA, Inc., Class A†	377	6,714
Wolverine World Wide, Inc.	343	8,544

		30,042

Forestry - 0.1%

Deltic Timber Corp.	39	1,992
Plum Creek Timber Co., Inc.	3,499	105,985

		107,977

Funeral Services & Related Items - 0.0%

Hillenbrand, Inc.	699	13,994

Gambling (Non-Hotel) - 0.0%

Pinnacle Entertainment, Inc.†	438	4,108

Garden Products - 0.0%

Toro Co.	134	5,083

Gas-Distribution - 0.1%

Atmos Energy Corp.	1,041	28,357
Laclede Group, Inc.	158	5,144
New Jersey Resources Corp.	477	17,530
Northwest Natural Gas Co.	300	12,630
Piedmont Natural Gas, Inc.	575	13,812
South Jersey Industries, Inc.	337	11,677
Southwest Gas Corp.	506	12,321

		101,471

Gold Mining - 0.0%

Newmont Mining Corp.	1,040	41,798

Health Care Cost Containment - 0.0%

Corvel Corp.†	53	1,593

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	328	5,097
La-Z-Boy, Inc.	582	4,930

		10,027

Hotels/Motels - 0.1%

Marcus Corp.	239	2,992
Wyndham Worldwide Corp.	3,729	56,495

		59,487

Human Resources - 0.0%

Administaff, Inc.	251	6,059
AMN Healthcare Services, Inc.†	206	2,033
CDI Corp.	146	2,218
Cross Country Healthcare, Inc.†	348	3,205
Heidrick & Struggles International, Inc.	103	2,165
On Assignment, Inc.†	409	1,636
Spherion Corp.†	586	3,176
TrueBlue, Inc.†	310	4,216

		24,708

Identification Systems - 0.0%

Brady Corp., Class A	334	9,896
Checkpoint Systems, Inc.†	431	7,185

		17,081

Independent Power Producers - 0.1%

Dynegy, Inc., Class A†	42,802	81,324
Mirant Corp.†	155	2,612

		83,936

Industrial Audio & Video Products - 0.0%

Sonic Solutions†	176	935

Industrial Automated/Robotic - 0.0%

Cognex Corp.	304	4,870
Gerber Scientific, Inc.†	273	1,171
Intermec, Inc.†	411	5,844
Rockwell Automation, Inc.	1,108	46,370

		58,255

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	1,413	106,018
Praxair, Inc.	739	56,622

		162,640

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	331	9,986

Instruments-Scientific - 0.5%

Dionex Corp.†	66	3,969
FEI Co.†	338	7,997
Thermo Fisher Scientific, Inc.†	12,861	581,446

		593,412

Insurance Brokers - 0.1%

AON Corp.	2,856	119,267
eHealth, Inc.†	92	1,702

		120,969

Insurance-Life/Health - 0.4%

Aflac, Inc.	4,856	197,251
Delphi Financial Group, Inc., Class A	517	12,082
Presidential Life Corp.	244	2,416
Principal Financial Group, Inc.	1,128	32,035
Prudential Financial, Inc.	2,823	142,787
Unum Group	2,607	58,736

		445,307

Insurance-Multi-line - 0.6%

Cincinnati Financial Corp.	1,346	34,619
Hartford Financial Services Group, Inc.	13,472	319,556
MetLife, Inc.	7,484	282,596
The Allstate Corp.	2,294	67,420

United Fire & Casualty Co.	266	5,323

		709,514

Insurance-Property/Casualty - 0.9%

American Physicians Capital, Inc.	36	1,074
AMERISAFE, Inc.†	71	1,213
Chubb Corp.	2,561	126,488
Employers Holdings, Inc.	175	2,597
Infinity Property & Casualty Corp.	104	4,573
Navigators Group, Inc.†	111	5,761
ProAssurance Corp.†	229	12,023
RLI Corp.	124	6,573
Safety Insurance Group, Inc.	194	6,233
Selective Insurance Group, Inc.	402	6,842
Stewart Information Services Corp.	206	2,919
The Progressive Corp.†	2,006	33,139
The Travelers Cos., Inc.	16,196	816,602
Tower Group, Inc.	263	6,309
Zenith National Insurance Corp.	258	6,956

		1,039,302

Internet Application Software - 0.0%

Cybersource Corp.†	258	3,961
DealerTrack Holdings, Inc.†	150	3,027
eResearchTechnology, Inc.†	156	981

		7,969

Internet Connectivity Services - 0.0%

PC-Tel, Inc.†	160	944

Internet Content-Information/News - 0.0%

InfoSpace, Inc.†	131	1,061
The Knot, Inc.†	112	1,131

		2,192

Internet Infrastructure Software - 0.0%

Akamai Technologies, Inc.†	1,038	18,310

Internet Security - 0.2%

Blue Coat Systems, Inc.†	345	6,765
Symantec Corp.†	10,666	161,270
VeriSign, Inc.†	2,429	51,471

		219,506

Internet Telephone - 0.0%

j2 Global Communications, Inc.†	167	3,569

Investment Management/Advisor Services - 0.2%

Ameriprise Financial, Inc.	1,042	31,291
Janus Capital Group, Inc.	2,893	36,799
Legg Mason, Inc.	3,906	112,336
National Financial Partners Corp.†	466	3,658
T. Rowe Price Group, Inc.	577	26,150

		210,234

Lasers-System/Components - 0.0%

Cymer, Inc.†	111	3,905
Electro Scientific Industries, Inc.†	101	1,240
II-VI, Inc.†	91	2,435
Newport Corp.†	409	2,900

		10,480

Leisure Products - 0.0%

Brunswick Corp.	998	9,272
Multimedia Games, Inc.†	262	1,315

		10,587

Linen Supply & Related Items - 0.0%

Cintas Corp.	906	24,861
G&K Services, Inc., Class A	214	5,029
UniFirst Corp.	115	4,587

		34,477

Machinery-Construction & Mining - 0.0%

Astec Industries, Inc.†	74	1,874

Machinery-Electrical - 0.0%

Baldor Electric Co.	527	14,793
Regal-Beloit Corp.	242	11,001

		25,794

Machinery-Farming - 0.1%

Deere & Co.	2,319	101,108
Lindsay Corp.	88	3,653

		104,761

Machinery-General Industrial - 0.0%

Albany International Corp., Class A	307	5,277
Applied Industrial Technologies, Inc.	411	8,479
Gardner Denver, Inc.†	194	6,299
Intevac, Inc.†	82	958
Robbins & Myers, Inc.	371	8,615
The Manitowoc Co., Inc.	2,325	15,438

		45,066

Machinery-Material Handling - 0.0%

Cascade Corp.	60	1,529

Medical Information Systems - 0.1%

Computer Programs & Systems, Inc.	51	1,974
Eclipsys Corp.†	479	8,028
IMS Health, Inc.	3,844	53,278
Phase Forward, Inc.†	363	4,668
Quality Systems, Inc.	68	3,661

		71,609

Medical Instruments - 0.4%

Abaxis, Inc.†	82	2,181
Boston Scientific Corp.†	5,670	66,623
Conmed Corp.†	241	4,297
CryoLife, Inc.†	262	1,952
Intuitive Surgical, Inc.†	93	20,712
Kensey Nash Corp.†	85	2,219
Medtronic, Inc.	8,719	333,938
Natus Medical, Inc.†	105	1,496
SurModics, Inc.†	55	1,259
Symmetry Medical, Inc.†	134	1,477

		436,154

Medical Labs & Testing Services - 0.1%

Bio-Reference Laboratories, Inc.†	65	2,161
Genoptix, Inc.†	69	1,980
Quest Diagnostics, Inc.	1,013	54,661

		58,802

Medical Laser Systems - 0.0%

Palomar Medical Technologies, Inc.†	67	930

Medical Products - 0.8%
American Medical Systems Holdings, Inc.†	539	8,214
Baxter International, Inc.	1,029	58,571
Cyberonics, Inc.†	203	3,053
Greatbatch, Inc.†	180	3,876
Haemonetics Corp.†	189	9,949
Hanger Orthopedic Group, Inc.†	277	3,881
Hospira, Inc.†	2,971	116,136
Invacare Corp.	364	7,884
Johnson & Johnson	9,030	545,773
Osteotech, Inc.†	204	881
PSS World Medical, Inc.†	433	8,851
Stryker Corp.	3,769	156,263
The Cooper Cos., Inc.	328	8,961
West Pharmaceutical Services, Inc.	207	8,319
Zoll Medical Corp.†	165	2,967

		943,579

Medical-Biomedical/Gene - 0.9%

Amgen, Inc.†	5,324	318,056
Arqule, Inc.†	258	1,398
Biogen Idec, Inc.†	1,364	68,487
Cambrex Corp.†	187	1,023
Cubist Pharmaceuticals, Inc.†	215	4,446
Enzo Biochem, Inc.†	300	1,527
Gilead Sciences, Inc.†	13,660	615,520
Integra LifeSciences Holdings Corp.†	75	2,534
Martek Biosciences Corp.†	124	3,044
Regeneron Pharmaceuticals, Inc.†	519	11,797

		1,027,832

Medical-Drugs - 1.6%

Abbott Laboratories	5,211	235,693
Bristol-Myers Squibb Co.	12,922	285,964
Eli Lilly & Co.	4,754	159,069
Forest Laboratories, Inc.†	495	14,488
Merck & Co., Inc.	11,732	380,469
Pfizer, Inc.	33,761	563,809
PharMerica Corp.†	225	4,511
Salix Pharmaceuticals, Ltd.†	180	2,252
Savient Pharmaceuticals, Inc.†	470	6,528
Schering-Plough Corp.	3,677	103,618
ViroPharma, Inc.†	289	2,312
Wyeth	4,322	206,808

		1,965,521

Medical-Generic Drugs - 0.1%

Mylan, Inc.†	3,539	51,917
Par Pharmaceutical Cos., Inc.†	283	5,787
Watson Pharmaceuticals, Inc.†	761	26,856

		84,560

Medical-HMO - 0.4%

Aetna, Inc.	3,008	85,728
AMERIGROUP Corp.†	598	14,143
Centene Corp.†	487	8,430
Coventry Health Care, Inc.†	2,773	60,534
Healthspring, Inc.†	349	4,617
Humana, Inc.†	1,260	44,982
Magellan Health Services, Inc.†	132	4,236
Molina Healthcare, Inc.†	51	1,033
UnitedHealth Group, Inc.	6,520	182,560
WellPoint, Inc.†	2,501	132,178

		538,441

Medical-Hospitals - 0.0%

MedCath Corp.†	222	2,025
Tenet Healthcare Corp.†	5,988	27,904

		29,929

Medical-Outpatient/Home Medical - 0.0%

Air Methods Corp.†	40	1,365
Almost Family, Inc.†	40	1,103
Amedisys, Inc.†	102	4,543
Amsurg Corp.†	115	2,335
Gentiva Health Services, Inc.†	227	5,005
LHC Group, Inc.†	56	1,369
Odyssey HealthCare, Inc.†	260	3,349
Res-Care, Inc.†	195	2,829

		21,898

Medical-Wholesale Drug Distribution - 0.1%

AmerisourceBergen Corp.	4,266	90,909
McKesson Corp.	377	21,436

		112,345

Metal Processors & Fabrication - 0.0%

CIRCOR International, Inc.	141	3,639
Kaydon Corp.	217	7,244
Mueller Industries, Inc.	139	3,362

		14,245

Metal Products-Distribution - 0.0%

A.M. Castle & Co.	63	693
Lawson Products, Inc.	47	850

		1,543

Metal-Aluminum - 0.0%

Century Aluminum Co.†	629	6,435

Metal-Copper - 0.4%

Freeport-McMoRan Copper & Gold, Inc.	7,004	441,112

Metal-Iron - 0.5%

Cliffs Natural Resources, Inc.	23,779	601,846

Miscellaneous Manufacturing - 0.0%

John Bean Technologies Corp.	334	5,575
Movado Group, Inc.	205	2,634

		8,209

Multimedia - 0.5%

E.W. Scripps Co., Class A†	331	2,304
Meredith Corp.	880	24,358
The McGraw-Hill Cos., Inc.	3,149	105,838
The Walt Disney Co.	4,973	129,497
Time Warner, Inc.	7,536	210,330
Viacom, Inc., Class B†	3,806	95,302

		567,629

Networking Products - 0.7%

Adaptec, Inc.†	1,378	4,051
Anixter International, Inc.†	212	7,437

Black Box Corp.	199	4,983
Cisco Systems, Inc.†	38,448	830,477
Netgear, Inc.†	129	2,203

		849,151

Non-Ferrous Metals - 0.0%

Brush Engineered Materials, Inc.†	75	1,664
RTI International Metals, Inc.†	174	3,344
Titanium Metals Corp.	2,395	19,687

		24,695

Non-Hazardous Waste Disposal - 0.1%

Waste Management, Inc.	2,430	72,730

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	4,225	94,429

Office Furnishings-Original - 0.0%

Interface, Inc. Class A	636	4,204

Oil & Gas Drilling - 0.2%

Atwood Oceanics, Inc.†	402	11,449
ENSCO International, Inc.	1,953	72,066
Nabors Industries, Ltd.†	4,171	73,743
Pioneer Drilling Co.†	188	1,072
Rowan Cos., Inc.	4,593	95,121
Seahawk Drilling, Inc.†	87	1,939

		255,390

Oil Companies-Exploration & Production - 1.6%

Anadarko Petroleum Corp.	5,521	291,895
Apache Corp.	1,891	160,641
Devon Energy Corp.	3,918	240,487
EOG Resources, Inc.	9,201	662,472
Occidental Petroleum Corp.	2,480	181,288
Penn Virginia Corp.	170	3,257
Petroleum Development Corp.†	70	958
Petroquest Energy, Inc.†	194	807
St. Mary Land & Exploration Co.	233	6,128
Stone Energy Corp.†	462	5,895
Swift Energy Co.†	137	2,791
XTO Energy, Inc.	11,225	433,285

		1,989,904

Oil Companies-Integrated - 2.5%

Chevron Corp.	5,313	371,591
ConocoPhillips	15,291	688,554
Exxon Mobil Corp.	28,279	1,955,493
Hess Corp.	184	9,308
Marathon Oil Corp.	699	21,578

		3,046,524

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp.†	1,536	54,851
CARBO Ceramics, Inc.†	72	3,100
Dril-Quip, Inc.†	112	4,778
Gulf Island Fabrication, Inc.	162	2,425
Lufkin Industries, Inc.	56	2,478
NATCO Group, Inc., Class A†	74	3,078
National-Oilwell Varco, Inc.†	2,126	77,280

		147,990

Oil Refining & Marketing - 0.1%

Holly Corp.	231	5,276
Tesoro Corp.	5,276	74,286

		79,562

Oil-Field Services - 0.5%

Basic Energy Services, Inc.†	85	576
BJ Services Co.	3,324	53,384
Halliburton Co.	20,857	494,520
Hornbeck Offshore Services, Inc.†	86	1,897
Matrix Service Co.†	296	3,262
Oil States International, Inc.†	185	5,452
Schlumberger, Ltd.	922	51,816
SEACOR Holdings, Inc.†	75	5,710
TETRA Technologies, Inc.†	281	2,478

		619,095

Paper & Related Products - 0.1%

Buckeye Technologies, Inc.†	437	4,405
Clearwater Paper Corp.†	79	3,646
International Paper Co.	2,492	57,191
Neenah Paper, Inc.	166	1,884
Schweitzer-Mauduit International, Inc.	173	8,508
Wausau Paper Corp.	606	5,854

		81,488

Pharmacy Services - 0.4%

Catalyst Health Solutions, Inc.†	144	4,113
Medco Health Solutions, Inc.†	8,938	493,556

		497,669

Photo Equipment & Supplies - 0.0%

Eastman Kodak Co.	10,631	56,557

Physical Therapy/Rehabilitation Centers - 0.0%

RehabCare Group, Inc.†	227	4,765

Physicians Practice Management - 0.0%

Healthways, Inc.†	126	1,648
IPC The Hospitalist Co., Inc.†	64	1,891
MEDNAX, Inc.†	177	9,216

		12,755

Pipelines - 0.3%

El Paso Corp.	16,945	156,402
The Williams Cos., Inc.	14,165	232,873

		389,275

Poultry - 0.0%

Sanderson Farms, Inc.	125	5,200

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	370	3,870
C&D Technologies, Inc.†	297	594
Vicor Corp.†	222	1,632

		6,096

Printing-Commercial - 0.1%

Bowne & Co., Inc.	435	3,045
Consolidated Graphics, Inc.†	126	2,603
R.R. Donnelley & Sons Co.	3,708	66,151

		71,799

Private Corrections - 0.0%

The Geo Group, Inc.†	191	3,499

Protection/Safety - 0.0%

Landauer, Inc.	57	3,137

Real Estate Investment Trusts - 1.0%

Acadia Realty Trust	449	6,874
Apartment Investment & Management Co., Class A	1,217	14,811
AvalonBay Communities, Inc.	29	1,868
BioMed Realty Trust, Inc.	1,099	14,814
Cedar Shopping Centers, Inc.	510	3,279
Colonial Properties Trust	552	4,985
Developers Diversified Realty Corp.	328	2,572
DiamondRock Hospitality Co.†	1,221	8,364
Digital Realty Trust, Inc.	16,324	711,400
EastGroup Properties, Inc.	285	10,727
Entertainment Properties Trust	380	11,917
Equity Residential	3,000	81,930
Extra Space Storage, Inc.	977	9,672
Franklin Street Properties Corp.	670	9,521
Healthcare Realty Trust, Inc.	669	14,484
Home Properties, Inc.	372	14,125
Inland Real Estate Corp.	828	6,939
Kilroy Realty Corp.	488	13,522
Kite Realty Group Trust	712	2,592
LaSalle Hotel Properties	459	7,596
Lexington Realty Trust	1,007	4,693
LTC Properties, Inc.	286	7,284
Medical Properties Trust, Inc.	573	4,338
Mid-America Apartment Communities, Inc.	319	13,966
National Retail Properties, Inc.	904	18,550
Parkway Properties, Inc.	245	4,434
Pennsylvania Real Estate Investment Trust	490	3,249
Post Properties, Inc.	494	8,418
ProLogis	2,193	24,386
PS Business Parks, Inc.	195	10,321
Senior Housing Properties Trust	1,363	27,342
Sovran Self Storage, Inc.	235	6,907
Tanger Factory Outlet Centers, Inc.	450	16,929
Urstadt Biddle Properties, Inc., Class A	242	3,744
Ventas, Inc.	2,500	98,025

		1,204,578

Real Estate Operations & Development - 0.0%

Forestar Real Estate Group, Inc.†	410	5,920

Recreational Vehicles - 0.0%

Arctic Cat, Inc.	135	964
Polaris Industries, Inc.	216	8,145

		9,109

Research & Development - 0.0%

Kendle International, Inc.†	88	1,156
Parexel International Corp.†	449	5,761

		6,917

Retail-Apparel/Shoe - 0.3%

Brown Shoe Co., Inc.	485	3,637
Cato Corp., Class A	317	5,414
Charlotte Russe Holding, Inc.†	238	4,139
Christopher & Banks Corp.	406	2,785
Dress Barn, Inc.†	169	2,743
Genesco, Inc.†	161	3,526
Gymboree Corp.†	109	4,882
Hot Topic, Inc.†	291	2,025
JOS. A. Bank Clothiers, Inc.†	68	2,993
Limited Brands, Inc.	6,843	102,098
Liz Claiborne, Inc.	1,077	4,577
Nordstrom, Inc.	2,199	61,660
Stage Stores, Inc.	440	5,874
Stein Mart, Inc.†	290	3,584
The Buckle, Inc.	175	4,629
The Children’s Place Retail Stores, Inc.†	90	2,730
The Finish Line, Inc., Class A	659	5,437
The Gap, Inc.	6,242	122,655
The Men’s Wearhouse, Inc.	589	15,314
Tween Brands, Inc.†	281	2,136

		362,838

Retail-Auto Parts - 0.0%

AutoZone, Inc.†	144	21,204
PEP Boys-Manny Moe & Jack	485	4,331

		25,535

Retail-Automobile - 0.0%

AutoNation, Inc.†	2,094	39,744
Group 1 Automotive, Inc.	267	7,522
Lithia Motors, Inc., Class A	193	2,472
Sonic Automotive, Inc.	318	4,077

		53,815

Retail-Building Products - 0.7%

Home Depot, Inc.	31,887	870,196
Lowe’s Cos., Inc.	942	20,253

		890,449

Retail-Consumer Electronics - 0.1%

RadioShack Corp.	3,980	60,217

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	352	9,768

Retail-Discount - 0.5%

Big Lots, Inc.†	2,107	53,560
Family Dollar Stores, Inc.	2,183	66,101
Fred’s, Inc.	453	5,925
HSN, Inc.†	147	1,529
Target Corp.	1,268	59,596
Tuesday Morning Corp.†	354	1,593
Wal-Mart Stores, Inc.	7,007	356,446

		544,750

Retail-Drug Store - 0.1%

Walgreen Co.	2,997	101,538

Retail-Fabric Store - 0.0%

Jo-Ann Stores, Inc.†	277	7,568

Retail-Gardening Products - 0.0%

Tractor Supply Co.†	119	5,600

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.†	210	2,451

Retail-Jewelry - 0.0%

Zale Corp.†	362	2,346

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	209	1,473

Retail-Major Department Stores - 0.4%

J.C. Penney Co., Inc.	15,924	478,357
Sears Holdings Corp.†	255	16,180

		494,537

Retail-Office Supplies - 0.0%

Office Depot, Inc.†	6,204	32,385
OfficeMax, Inc.	863	9,760

		42,145

Retail-Pawn Shops - 0.0%

Cash America International, Inc.	204	5,718
First Cash Financial Services, Inc.†	96	1,804

		7,522

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	85	1,538

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.	182	8,179

Retail-Regional Department Stores - 0.6%

Kohl’s Corp.†	9,612	495,883
Macy’s, Inc.	16,674	258,781

		754,664

Retail-Restaurants - 0.4%

Buffalo Wild Wings, Inc.†	141	5,813
California Pizza Kitchen, Inc.†	183	2,573
CEC Entertainment, Inc.†	86	2,301
CKE Restaurants, Inc.	378	3,655
Cracker Barrel Old Country Store, Inc.	85	2,415
DineEquity, Inc.†	169	3,563
Jack in the Box, Inc.†	369	7,524
Landry’s Restaurants, Inc.†	141	1,368
McDonald’s Corp.	6,728	378,383
O’Charley’s, Inc.†	243	1,859
Papa John’s International, Inc.†	80	1,866
PF Chang’s China Bistro, Inc.†	89	2,840
Red Robin Gourmet Burgers, Inc.†	176	3,393
Ruby Tuesday, Inc.†	710	5,183
Sonic Corp.†	530	6,058
Texas Roadhouse, Inc., Class A†	421	4,290
The Steak n Shake Co.†	326	3,416
Yum! Brands, Inc.	355	12,159

		448,659

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.†	243	3,711
Cabela’s Inc., Class A†	447	7,174
Hibbett Sports, Inc.†	107	1,880
Zumiez, Inc.†	77	973

		13,738

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	319	3,270

Savings & Loans/Thrifts - 0.1%

Brookline Bancorp, Inc.	706	7,370
Dime Community Bancshares	300	3,360
Hudson City Bancorp, Inc.	8,731	114,551

		125,281

Schools - 0.1%

American Public Education, Inc.†	93	3,222
Apollo Group, Inc., Class A†	1,020	66,116
Capella Education Co.†	53	3,358
Universal Technical Institute, Inc.†	76	1,530

		74,226

Seismic Data Collection - 0.0%

ION Geophysical Corp.†	401	1,023

Semiconductor Components-Integrated Circuits - 0.0%

Cypress Semiconductor Corp.†	1,753	17,740
Exar Corp.†	350	2,629
Hittite Microwave Corp.†	70	2,409
Micrel, Inc.	171	1,329
Pericom Semiconductor Corp.†	95	818
Sigma Designs, Inc.†	201	2,840
Standard Microsystems Corp.†	170	3,958
TriQuint Semiconductor, Inc.†	1,667	12,202

		43,925

Semiconductor Equipment - 0.1%

ATMI, Inc.†	117	1,988
Brooks Automation, Inc.†	494	3,211
Cabot Microelectronics Corp.†	171	5,908
Cohu, Inc.	160	1,899
Kulicke and Soffa Industries, Inc.†	255	1,341
MKS Instruments, Inc.†	184	3,391
Novellus Systems, Inc.†	2,845	54,510
Rudolph Technologies, Inc.†	349	2,241
Ultratech, Inc.†	208	2,253
Varian Semiconductor Equipment Associates, Inc.†	273	8,346
Veeco Instruments, Inc.†	363	7,797

		92,885

Steel-Producers - 0.2%

AK Steel Holding Corp.	12,733	258,734
Nucor Corp.	727	32,381
Olympic Steel, Inc.	58	1,562

		292,677

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.	1,896	57,581

Storage/Warehousing - 0.0%

Mobile Mini, Inc.†	253	4,486

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	29,029	437,757

Harmonic, Inc.†	1,037	6,844

		444,601

Telecom Services - 0.0%

Cbeyond, Inc.†	96	1,379
Iowa Telecommunications Services, Inc.†	401	4,575
Neutral Tandem, Inc.†	140	3,501

		9,455

Telecommunication Equipment - 0.1%

Applied Signal Technology, Inc.	87	2,216
Arris Group, Inc.†	801	10,622
Comtech Telecommunications Corp.†	105	3,572
Harris Corp.	440	15,281
Network Equipment Technologies, Inc.†	330	2,191
Nortel Networks Corp.†	62	7
Symmetricom, Inc.†	368	1,932
Tekelec†	551	8,579
Tellabs, Inc.†	3,814	24,181
Tollgrade Communications, Inc.†	114	637

		69,218

Telephone-Integrated - 1.3%

AT&T, Inc.	35,199	916,934
CenturyTel, Inc.	1,580	50,923
General Communication, Inc., Class A†	351	2,341
Qwest Communications International, Inc.	12,552	45,062
Sprint Nextel Corp.†	16,332	59,775
Verizon Communications, Inc.	14,894	462,310

		1,537,345

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	119	1,486

Therapeutics - 0.0%

Theragenics Corp.†	378	507

Tobacco - 0.4%

Alliance One International, Inc.†	1,029	3,941
Altria Group, Inc.	15,637	285,845
Lorillard, Inc.	1,055	76,772
Philip Morris International, Inc.	1,306	59,697
Reynolds American, Inc.	2,280	104,219

		530,474

Toys - 0.0%

Jakks Pacific, Inc.†	197	2,640

Transport-Marine - 0.0%

Kirby Corp.†	364	13,486

Transport-Rail - 0.6%

Burlington Northern Santa Fe Corp.	6,623	549,841
CSX Corp.	3,481	147,943

		697,784

Transport-Services - 0.3%

Bristow Group, Inc.†	219	6,395
Expeditors International of Washington, Inc.	838	27,369
Hub Group, Inc., Class A†	254	5,570
United Parcel Service, Inc., Class B	6,283	335,889

		375,223

Transport-Truck - 0.0%

Arkansas Best Corp.	286	9,123
Forward Air Corp.	108	2,493
Heartland Express, Inc.	197	2,790
Knight Transportation, Inc.	211	3,479
Old Dominion Freight Lines, Inc.†	103	3,685

		21,570

Travel Services - 0.0%

Interval Leisure Group, Inc.†	294	3,084

Veterinary Diagnostics - 0.0%

Neogen Corp.†	102	2,856

Water - 0.0%

American States Water Co.	195	6,439

Web Portals/ISP - 0.7%

Google, Inc., Class A†	1,914	883,636
United Online, Inc.	312	2,184
Yahoo!, Inc.†	921	13,456

		899,276

Wire & Cable Products - 0.0%

Belden, Inc.	527	11,030

Wireless Equipment - 1.3%

American Tower Corp., Class A†	15,110	478,231
EMS Technologies, Inc.†	136	2,549
Motorola, Inc.	6,307	45,284
Novatel Wireless, Inc.†	344	3,320
QUALCOMM, Inc.	22,476	1,043,336
Viasat, Inc.†	102	2,471

		1,575,191

Total Common Stock (cost $56,918,053)		59,359,883

EXCHANGE TRADED FUNDS - 9.7%
Index Fund-Emerging Market - 4.6%

iShares MSCI Emerging Markets Index Fund	157,300	5,554,263

Index Fund-International Equity - 4.8%

iShares MSCI EAFE Index Fund	110,200	5,805,336

Index Fund-Large Cap - 0.3%

SPDR Trust, Series 1	3,631	372,359

Total Exchange Traded Funds (cost $12,049,534)		11,731,958

PREFERRED STOCK - 0.4%
Banks-Money Center - 0.1%

Santander Finance Preferred SA 4.00%(1)	7,600	119,548

Banks-Super Regional - 0.1%

Wachovia Capital Trust IX 6.38%	3,100	62,620

Diversified Financial Services - 0.1%

General Electric Capital Corp. 8.00%(2)	5,900	132,160

Finance-Mortgage Loan/Banker - 0.0%

Freddie Mac 0.00%(1)	2,200	4,708

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	7,600	136,800

Total Preferred Stock
(cost $629,087)		455,836

ASSET BACKED SECURITIES - 1.7%
Diversified Financial Services - 1.7%

Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(3)	$110,000	70,409
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 11/25/34	81,064	74,738
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.05% due 07/25/37(4)(5)	238,026	201,938
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.30% due 12/10/49(3)(5)	230,000	156,228
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(3)	275,000	292,389
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	315,000	206,163
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.80% due 02/12/51(3)(5)	539,000	268,797
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(3)	155,000	168,258
Swift Master Auto Receivables Trust Series 2007-2, Class A 0.92% due 10/15/12(1)	525,217	498,347
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)	139,163	105,679

Total Asset Backed Securities
(cost $2,577,661)		2,042,946

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09†(6)(7)(8)(9)(16)(17) (cost $20,000)	20,000	7,000

U.S. CORPORATE BONDS & NOTES - 10.3%
Aerospace/Defense - 0.0%

Meccanica Holdings USA Company Guar. Notes 7.38% due 07/15/39*	36,000	40,994

Agricultural Chemicals - 0.0%

Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	35,000	32,987

Airlines - 0.1%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	55,000	47,300
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	6,000	5,730
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	15,000	14,250
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 03/18/13	20,000	19,300
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	43,598	30,846
United AirLines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	19,000	25,175

		142,601

Banks-Commercial - 0.6%

BB&T Corp. Senior Notes 3.10% due 07/28/11	80,000	80,789
CoBank ACB Sub. Notes 7.88% due 04/16/18*	57,000	55,128
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	114,000	117,247
KeyBank NA Sub. Notes 5.45% due 03/03/16	66,000	57,862
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	25,965
PNC Bank NA Sub. Notes 6.88% due 04/01/18	35,000	37,148
Sovereign Bank Sub. Notes 8.75% due 05/30/18	31,000	33,755
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	110,000	107,292
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	102,000	98,273
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	54,000	54,658

		668,117

Banks-Fiduciary - 0.1%

State Street Capital Trust IV Company Guar. Notes 1.63% due 06/15/37(1)	100,000	62,447

Banks-Money Center - 0.0%

Chase Capital III Company Guar. Notes 1.22% due 03/01/27(1)	72,000	45,328

Banks-Super Regional - 0.3%

BAC Capital Trust XIII Bank Guar. Notes 1.03% due 03/15/12(1)(10)	178,000	86,124
National City Corp. Senior Notes 4.90% due 01/15/15	21,000	21,025
PNC Preferred Funding Trust I Jr. Sub. Notes 6.11% due 03/15/12*(1)(10)	70,000	40,648
USB Capital IX Company Guar. Notes 6.19% due 04/15/11(1)(10)	111,000	79,920
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	40,000	39,893
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	62,000	63,526

		331,136

Beverages-Non-alcoholic - 0.1%

Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	67,000	78,480
The Coca-Cola Co. Senior Notes 4.88% due 03/15/19	60,000	62,913

		141,393

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	71,000	83,133

Broadcast Services/Program - 0.0%

Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(11)	23,820	9,290
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	8,000	3,160

		12,450

Cable/Satellite TV - 0.4%

CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(15)(17)	9,000	10,001
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13†*(15)(17)	77,000	80,561
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(15)(17)	10,000	10,100
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 10.38% due 04/30/14†*(15)(17)	90,000	91,125
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	18,000	19,513
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	40,000	43,711
COX Communications, Inc. Notes 7.13% due 10/01/12	40,000	44,345
CSC Holdings, Inc. Senior Notes 8.50% due 06/15/15*	25,000	25,250
DirecTV Holdings LLC/DirecTV Financing Co. Company Guar. Notes 7.63% due 05/15/16	80,000	84,200
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	45,000	48,121

		456,927

Casino Hotels - 0.0%

MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	20,000	21,525
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	29,000	26,607

		48,132

Casino Services - 0.1%

Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	35,000	24,850
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	55,000	30,250

		55,100

Cellular Telecom - 0.1%

Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	5,000	4,712
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	32,000	30,960

Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	50,000	42,000

		77,672

Chemicals-Diversified - 0.1%

E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	30,000	32,009
Olin Corp. Senior Notes 8.88% due 08/15/19	11,000	11,110
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	40,000	39,929
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	51,000	55,552

		138,600

Chemicals-Specialty - 0.0%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	13,350
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	18,000	11,700
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	24,000	22,680

		47,730

Computer Services - 0.0%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	35,000	31,500

Consumer Products-Misc. - 0.0%

American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	40,000	39,200

Containers-Metal/Glass - 0.0%

Ball Corp. Company Guar. Notes 7.13% due 09/01/16	41,000	41,000

Cosmetics & Toiletries - 0.0%

Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	43,000	46,171

Decision Support Software - 0.0%

Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	50,000	46,500

Direct Marketing - 0.0%

Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	40,000	25,600

Distribution/Wholesale - 0.0%

KAR Holdings, Inc. Company Guar. Notes 4.48% due 05/01/14(1)	43,000	35,475
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	7,000	6,597

		42,072

Diversified Banking Institutions - 1.6%

Bank of America Corp. Senior Notes 4.90% due 05/01/13	113,000	114,076
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	123,000	117,596
Bank of America Corp. Senior Notes 5.75% due 12/01/17	62,000	60,310
Bank of America Corp. Notes 6.50% due 08/01/16	47,000	48,433
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	24,000	23,246
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	127,000	116,359
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	34,000	33,842
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	75,000	75,452
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	77,000	72,399
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	41,000	32,102
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	49,000	44,255
GMAC LLC Senior Notes 6.00% due 12/15/11	50,000	45,750
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	86,000	79,335
GMAC LLC Sub. Notes 8.00% due 12/31/18*	85,000	61,837
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	578,000	521,796

Morgan Stanley Sub. Notes 4.75% due 04/01/14	40,000	39,711
Morgan Stanley Senior Notes 6.00% due 04/28/15	222,000	234,504
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	95,000	98,452
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	60,000	62,461
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	102,000	102,120

		1,984,036

Diversified Financial Services - 0.2%

General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	178,000	176,536
USAA Capital Corp. Notes 3.50% due 07/17/14*	33,000	32,851

		209,387

Diversified Manufacturing Operations - 0.1%

General Electric Co. Senior Notes 5.25% due 12/06/17	97,000	99,035

Electric-Generation - 0.2%

Edison Mission Energy Senior Notes 7.20% due 05/15/19	70,000	50,750
The AES Corp. Senior Notes 8.00% due 10/15/17	70,000	67,025
The AES Corp. Senior Notes 8.88% due 02/15/11	110,000	113,300

		231,075

Electric-Integrated - 1.0%

Ameren Corp. Senior Notes 8.88% due 05/15/14	56,000	60,973
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	58,000	64,488
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	45,000	49,478
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	95,000	69,350
Energy East Corp. Notes 6.75% due 07/15/36	79,000	87,031
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	132,000	136,920
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	7,000	7,720
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	58,000	64,029
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/21*	51,000	51,556
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39*	91,000	92,950
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	35,000	35,175
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	44,726	44,559
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	93,000	105,938
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	24,000	24,477
PPL Electric Utilities Corp. 1st Mtg. Bonds 6.25% due 05/15/39	43,000	48,485
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	100,000	107,799
Sierra Pacific Power Co. General Refunding Mtg. 6.75% due 07/01/37	53,000	57,701
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	45,000	29,812
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20	35,000	40,809

		1,179,250

Electronic Components-Semiconductors - 0.1%

Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	30,000	29,700
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	56,000	51,621
Spansion LLC Senior Sec. Notes 3.79% due 06/01/13†*(1)(15)(17)	55,000	48,812

		130,133

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	35,000	32,988

Enterprise Software/Service - 0.0%

Oracle Corp. Senior Notes 3.75% due 07/08/14	40,000	41,325

Finance-Auto Loans - 0.1%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	70,000	67,670
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	51,000	50,893

		118,563

Finance-Commercial - 0.1%

Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	20,000	20,333
CIT Group, Inc. Senior Notes 5.80% due 07/28/11	19,000	11,317
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	130,000	114,616

		146,266

Finance-Consumer Loans - 0.0%

SLM Corp. Senior Notes 5.13% due 08/27/12	40,000	31,400

Finance-Credit Card - 0.1%

FIA Card Services NA Sub. Notes 7.13% due 11/15/12	79,000	81,953

Finance-Investment Banker/Broker - 0.3%

Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(1)(10)(15)(17)	45,000	5
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(15)(17)	44,000	7,700
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(15)(17)	71,000	7
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(15)(17)	69,000	7
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	52,000	48,668
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	37,000	36,463
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	42,000	42,569
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	152,000	164,945

		300,364

Finance-Mortgage Loan/Banker - 0.1%

Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	40,000	38,803
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	40,000	40,388

		79,191

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	25,000	25,500

Food-Misc. - 0.0%

HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	36,000	42,273

Funeral Services & Related Items - 0.0%

Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	25,000	22,500

Gambling (Non-Hotel) - 0.0%

Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	30,000	18,975

Gas-Distribution - 0.1%

Sempra Energy Senior Notes 6.50% due 06/01/16	70,000	76,988

Home Furnishings - 0.0%

Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)	2,000	620

Independent Power Producers - 0.1%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	55,000	52,594

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	55,084
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	20,406

		75,490

Insurance-Life/Health - 0.2%

Americo Life, Inc. Notes 7.88% due 05/01/13*	102,000	72,420

Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	54,000	55,191
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	78,000	81,709

		209,320

Insurance-Multi-line - 0.2%

Hartford Financial Services Group, Inc. Senior Notes 5.95% due 10/15/36	85,000	62,298
MetLife, Inc. Senior Notes 6.13% due 12/01/11	46,000	49,162
MetLife, Inc. Senior Notes 6.75% due 06/01/16	40,000	43,756
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	86,000	89,619

		244,835

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(1)	119,000	104,720
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	48,000	53,865

		158,585

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	75,000	80,319
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	20,000	15,752

		96,071

Investment Management/Advisor Services - 0.0%

Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	5,000	5,009

Medical Labs & Testing Services - 0.0%

Howard Hughes Medical Institute Senior Notes 3.45% due 09/01/14	40,000	40,567

Medical Products - 0.1%

CareFusion Corp. Senior Notes 4.13% due 08/01/12*	45,000	45,856
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(6)	14,000	14,595

		60,451

Medical-Biomedical/Gene - 0.1%

Amgen, Inc. Senior Notes 5.85% due 06/01/17	80,000	88,350

Medical-Drugs - 0.0%

Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	15,000	15,413
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	32,000	33,352

		48,765

Medical-Generic Drugs - 0.1%

Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	81,000	83,277

Medical-HMO - 0.0%

WellPoint, Inc. Senior Notes 5.00% due 01/15/11	36,000	37,209

Medical-Hospitals - 0.3%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	70,000	70,263
HCA, Inc. Senior Notes 7.50% due 11/15/95	75,000	49,178
HCA, Inc. Senior Notes 8.50% due 04/15/19*	100,000	101,250
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	50,000	50,625
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	28,000	27,370

		298,686

Metal-Aluminum - 0.1%

Alcoa, Inc. Senior Notes 6.50% due 06/15/18	65,000	61,864
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 11/15/14(1)(6)	31,101	18,972

		80,836

Metal-Copper - 0.1%

Freeport-McMoRan Corp. Company Guar. Notes 8.75% due 06/01/11	78,000	83,317

Multimedia - 0.1%

News America, Inc. Company Guar. Notes 6.15% due 03/01/37	47,000	45,400
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	45,000	47,359
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	59,000	71,053

		163,812

Non-Hazardous Waste Disposal - 0.2%

Allied Waste North America, Inc. Company Guar. Notes 7.38% due 04/15/14	25,000	26,060
Republic Services, Inc. Senior Notes 5.50% due 09/15/19*	31,000	30,778
Republic Services, Inc. Notes 6.09% due 03/15/35	95,000	86,511
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	50,000	54,723
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	45,000	52,035

		250,107

Office Automation & Equipment - 0.0%

Xerox Corp. Senior Notes 6.35% due 05/15/18	50,000	51,164

Oil & Gas Drilling - 0.0%

Rowan Cos., Inc. Senior Notes 7.88% due 08/01/19	40,000	42,164

Oil Companies-Exploration & Production - 0.4%

Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	91,500
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	145,000	142,100
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	30,000	27,675
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	34,000	35,110
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	165,000	133,650

		430,035

Oil Companies-Integrated - 0.1%

ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	44,000	50,726
Hess Corp. Senior Notes 7.13% due 03/15/33	60,000	66,583

		117,309

Oil Refining & Marketing - 0.0%

Valero Energy Corp. Senior Notes 6.63% due 06/15/37	46,000	39,983

Paper & Related Products - 0.1%

Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	30,000	28,875
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	9,600
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	40,000	40,661

		79,136

Pharmacy Services - 0.1%

Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	40,000	43,716
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	24,000	27,832

		71,548

Pipelines - 0.5%

Boardwalk Pipelines LLC Company Guar. Notes 5.75% due 09/15/19	73,000	72,336
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	110,000	105,325
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	75,000	69,375
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	75,000	67,125
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	40,000	41,506
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	41,000	39,266
Plains All American Pipeline, LP Senior Notes 4.25% due 09/01/12	66,000	67,388

Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	75,000	81,213

		543,534

Property Trust - 0.1%

WEA Finance LLC / WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*	90,000	88,648

Publishing-Periodicals - 0.0%

The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(15)(17)	45,000	1,069

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(6)(15)(17)	60,000	306

Research & Development - 0.0%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	65,000	42,900

Retail-Discount - 0.0%

Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	35,000	35,710

Retail-Regional Department Stores - 0.0%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	8,000	6,186

Schools - 0.1%

Princeton University Senior Notes 5.70% due 03/01/39	49,000	52,447

Special Purpose Entities - 0.1%

CDX North America High Yield Credit Linked Certificates, Series 10-T 8.88% due 06/29/13*(18)	87,000	80,366
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	55,000	44,000
Citicorp Lease Pass-Through Trust 1999-1 Pass Thru Certs. 8.04% due 12/15/19*	51,000	45,705

		170,071

Steel-Producers - 0.1%

Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	55,000	42,914
Ryerson, Inc. Company Guar. Notes 7.86% due 11/01/14(1)	50,000	42,500

		85,414

Telecom Services - 0.2%

Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	105,000	105,224
Embarq Corp. Senior Notes 8.00% due 06/01/36	18,000	18,524
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	50,000	43,125
Qwest Corp. Senior Notes 7.50% due 10/01/14	55,000	54,519

		221,392

Telephone-Integrated - 0.2%

AT&T, Inc. Senior Notes 5.63% due 06/15/16	35,000	37,806
BellSouth Corp. Senior Notes 6.88% due 10/15/31	45,000	49,292
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	13,160
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	25,000	23,031
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	64,000	53,120
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	35,000	39,286
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	30,000	30,921

		246,616

Television - 0.0%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	8,000	6,840
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(1)(6)(15)(17)	52,442	1,573
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(15)(17)	30,000	4

		8,417

Transactional Software - 0.0%

Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	25,000	16,375

Transport-Air Freight - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	241,904	164,495

Transport-Rail - 0.2%

CSX Corp. Senior Notes 6.15% due 05/01/37	45,000	45,828
CSX Corp. Debentures 7.90% due 05/01/17	69,000	80,945
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	108,000	115,628

		242,401

Transport-Services - 0.1%

PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	80,000	74,200

Total U.S. CORPORATE BONDS & NOTES (cost $12,736,635)		12,417,413

FOREIGN CORPORATE BONDS & NOTES - 2.4%
Banks-Commercial - 0.6%

Australia & New Zealand Banking Group, Ltd. Sub. Notes 1.71% due 10/30/09(1)(10)	80,000	40,000
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(1)(10)	130,000	89,700
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	108,000	106,591
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(10)	15,000	12,150
Caisse Nationale des Caisses d’Epargne et de Prevoyance Senior Notes 3.82% due 12/30/09(1)(10)	102,000	62,220
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/15*(1)(10)	65,000	27,300
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	80,000	82,858
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	100,000	107,336
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	100,000	104,688
Westpac Banking Corp. Sub. Notes 1.91% due 03/31/10(1)(10)	180,000	94,500
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	40,000	40,253

		767,596

Banks-Money Center - 0.1%

Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(1)(10)	150,000	67,500
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 6.00% due 02/07/10(12)	35,000	21,787

		89,287

Cellular Telecom - 0.0%

Vodafone Group PLC Senior Notes 4.15% due 06/10/14	20,000	20,486
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	23,000	24,204

		44,690

Containers-Metal/Glass - 0.1%

Rexam PLC Senior Notes 6.75% due 06/01/13*	81,000	84,745

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	65,000	57,687

Diversified Banking Institutions - 0.1%

Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(10)	87,000	57,420

Diversified Manufacturing Operations - 0.0%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	31,000	30,264

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/19*	75,000	87,750
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	20,000	22,100
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	10,000	11,387

		121,237

Electric-Integrated - 0.3%

Electricite de France Notes 6.50% due 01/26/19*	155,000	176,989
Electricite de France Notes 6.95% due 01/26/39*	84,000	102,583

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	72,000	73,639

		353,211

Finance-Investment Banker/Broker - 0.1%

Macquarie Group, Ltd. Notes 7.30% due 08/01/14*	76,000	79,010

Finance-Other Services - 0.1%

BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	120,000	123,928

Insurance-Multi-line - 0.1%

Aegon NV Senior Notes 3.60% due 07/15/14(1)(10)	75,000	31,500
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	92,000	83,480
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	60,000	47,436

		162,416

Investment Companies - 0.0%

Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	49,000	43,071

Medical Products - 0.0%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 4.42% due 12/01/13(1)	40,000	33,600

Medical-Drugs - 0.0%

Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	39,000	37,830

Metal-Diversified - 0.1%

Noranda, Inc. Notes 6.00% due 10/15/15	50,000	47,566

Oil Companies-Exploration & Production - 0.2%

EnCana Corp. Bonds 6.50% due 08/15/34	25,000	26,966
Nexen, Inc. Senior Notes 5.88% due 03/10/35	49,000	43,094
Nexen, Inc. Senior Notes 7.50% due 07/30/39	45,000	47,135
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	55,000	35,200
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	70,000	81,457
Woodside Finance, Ltd. Company Guar. Notes 8.13% due 03/01/14*	41,000	45,423

		279,275

Satellite Telecom - 0.1%

Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(2)	25,000	24,375
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	65,000	65,487
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	25,000	25,188

		115,050

Special Purpose Entity - 0.1%

SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(1)(10)	101,000	87,811

Steel-Producers - 0.0%

ArcelorMittal Senior Notes 6.13% due 06/01/18	32,000	30,628

Telephone-Integrated - 0.2%

Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	192,000	198,159
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	80,000	87,025

		285,184

Total Foreign Corporate Bonds & Notes (cost $2,984,755)		2,931,506

U.S. GOVERNMENT AGENCIES - 8.7%
Federal Home Loan Mtg. Corp. - 4.8%

4.50% due 01/01/39	152,025	152,981
5.00% due 10/01/33	22,775	23,510
5.00% due 07/01/35	111,307	114,709
5.00% due 01/01/37	205,176	211,159
5.00% due 03/01/38	216,158	222,259
5.00% due 07/01/39	699,205	718,829
5.50% due 10/01/33	10,292	10,783
5.50% due 01/01/35	405,631	424,367
5.50% due 08/01/37	29,853	31,152
5.50% due 09/01/37	370,339	386,462
5.50% due 10/01/37	527,006	549,950
5.50% due 01/01/38	137,342	143,385
5.50% due 07/01/38	165,357	172,555
5.81% due 01/01/37(1)	329,238	347,037
5.95% due 10/01/36(1)	487,887	512,309
6.00% due 08/01/36	432,185	456,741
6.50% due 12/01/28	164,155	176,823
6.50% due 11/01/33	9,895	10,615
6.50% due 05/01/36	5,301	5,651

7.00% due 06/01/32	59,827	65,484
7.50% due 04/01/31	85,329	95,489
8.00% due 04/01/30	11,543	13,080
8.00% due 07/01/30	103	116
8.00% due 12/01/30	29,990	33,980
Federal Home Loan Mtg. Corp. REMIC Series 3102, Class PG
5.00% due 11/15/28	247,000	258,955
Series 3317, Class PD
5.00% due 09/15/31	315,000	331,319
Series 3349, Class HB
5.50% due 06/15/31	282,000	296,864

		5,766,564

Federal National Mtg. Assoc. - 3.5%

4.50% due 01/01/39	148,634	149,662
4.88% due 12/15/16	750,000	814,467
5.00% due 03/15/16	74,000	81,089
5.00% due 02/01/23	399,086	416,598
5.00% due 11/01/33	21,275	21,952
5.00% due 03/01/34	398,381	410,807
5.00% due 10/01/35	189,137	194,859
5.50% due 03/01/18	22,926	24,467
5.50% due 11/01/22	141,921	149,576
5.50% due 05/01/34	427,467	447,747
5.50% due 02/01/36(1)	206,305	217,318
6.00% due 05/01/17	75,110	80,417
6.00% due 12/01/33	198,849	211,080
6.00% due 10/01/36	172,535	182,177
6.50% due 02/01/17	57,844	62,349
6.50% due 08/01/31	72,852	78,673
6.50% due 07/01/32	109,073	117,720
6.50% due 07/01/36	172,100	184,453
7.00% due 09/01/31	61,379	67,486
7.50% due 06/01/15	21,006	22,831
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30	295,000	309,473

		4,245,201

Government National Mtg. Assoc. - 0.4%

6.00% due 02/15/29	6,370	6,788
6.00% due 04/15/29	23,361	24,890
6.00% due 06/15/29	30,289	32,282
6.00% due 09/15/38	289,648	305,901
6.50% due 02/15/29	77,730	84,125

		453,986

Total U.S. Government Agencies (cost $10,120,902)		10,465,751

U.S. GOVERNMENT TREASURIES - 7.4%
United States Treasury Bonds - 0.8%
3.50% due 02/15/39	238,000	210,258
4.25% due 05/15/39	124,000	125,376
4.38% due 02/15/38	219,000	225,878
4.50% due 05/15/38	235,000	247,484
5.25% due 11/15/28	125,000	143,164
8.13% due 08/15/19	33,000	45,571

		997,731

United States Treasury Notes - 6.6%

1.00% due 07/31/11	1,500,000	1,502,109
1.13% due 01/15/12	1,000,000	997,734
2.00% due 11/30/13	1,405,000	1,400,719
2.25% due 05/31/14	34,000	33,918
2.38% due 08/31/14	48,000	47,903
2.63% due 06/30/14	1,026,000	1,039,386
2.63% due 07/31/14	1,500,000	1,517,812
2.75% due 02/15/19	105,000	99,397
3.63% due 08/15/19	72,000	73,350
3.75% due 11/15/18	663,000	680,818
4.25% due 08/15/15	500,000	542,156

		7,935,302

Total U.S. Government Treasuries (cost $9,063,134)		8,933,033

Total Long-Term Investment Securities (cost $107,099,761)		108,345,326

SHORT-TERM INVESTMENT SECURITIES - 5.0%
Commercial Paper - 4.2%

Erste Finance LLC 0.18% due 09/01/09	5,000,000	5,000,000

U.S. Government Treasuries - 0.8%

United States Treasury Bills 0.12% due 09/03/09(13)	1,000,000	999,993

Total Short-Term Investment Securities (cost $5,999,993)		5,999,993

REPURCHASE AGREEMENTS - 5.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/01/09 in the amount of $3,346,001 and collateralized by $3,405,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.15% due 04/13/12 and having an approximate value of $3,447,563	3,346,000	3,346,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/01/09 in the amount of $211,000 and collateralized by $205,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $217,280	211,000	211,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/01/09 in the amount of $3,076,001 and collateralized by $3,140,000 of United States Treasury Bills, bearing interest at 0.18% due 12/31/09 and having an approximate value of $3,138,116	3,076,000	3,076,000

Total Repurchase Agreements
(cost $6,633,000)		6,633,000

TOTAL INVESTMENTS (cost $119,732,754)(14)	100.2%	120,978,319
Liabilities in excess of other assets	(0.2)	(201,113)

NET ASSETS	100.0%	$120,777,206

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2009, the aggregate value of these securities was $3,410,511 representing 2.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2009.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Variable Rate Security - the rate reflected is as of August 31, 2009, maturity date reflects the stated maturity date.
(6)	Income may be received in cash or additional bonds at the discretion of the issuer.
(7)	Illiquid security. At August 31, 2009, the aggregate value of these securities was $7,000 representing 0.0% of net assets.
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(9)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2009, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$20,000	$20,000	$7,000	$35.00	0.00%

(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)	Variable Rate Security - the rate reflected is as of August 31, 2009, maturity date reflects next reset date.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	See Note 5 for cost of investments on a tax basis.
(15)	Bond in default
(16)	Bond is in default and did not pay principal at maturity.
(17)	Company has filed Chapter 11 bankruptcy protection.
(18)	The structured security is an investment in a trust that is linked to entities included in the CDX.NA.HY.10 index as published by CDS IndexCo LLC. Generally described, investors in the structured security are taking credit risk, and are providing credit protection to the trust, in respect of the entities included in the CDX.NA.HY.10 index. The trust, in turn, is taking credit risk with respect to the entities included in the CDX.NA.HY.10 index in the trust’s transactions with credit default swap counterparties and, through credit default swap agreements, is providing credit protection to credit default swap counterparties; See Note 3.

REMIC - Real Estate Mortgage Investment Conduit

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of August 31, 2009	Unrealized Appreciation (Depreciation)
40	Long	S&P 500 Index	September 2009	$9,251,325	$10,197,000	$945,675
9	Short	U.S. Treasury 5 YR Note	December 2009	1,034,016	1,037,250	(3,234)

						$942,441

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$59,359,883	$—	$—	$59,359,883
Exchange Traded Funds	11,731,958	—	—	11,731,958
Preferred Stock	455,836	—	—	455,836
Asset Backed Securities	—	2,042,946	—	2,042,946
Convertible Bonds & Notes	—	—	7,000	7,000
U.S. Corporate Bonds & Notes	—	12,213,638	203,775	12,417,413
Foreign Corporate Bonds & Notes	—	2,931,506	—	2,931,506
U.S. Government Agencies	—	10,465,751	—	10,465,751
U.S. Government Treasuries	8,933,033		—	8,933,033
Short-Term Investment Securities:
Commercial Paper	—	5,000,000	—	5,000,000
U.S. Government Treasuries	—	999,993	—	999,993
Repurchase Agreements	—	6,633,000	—	6,633,000
Other Financial Instruments:(a)
Futures Contracts - Appreciation	945,675	—	—	945,675
Futures Contracts - Depreciation	(3,234)			(3,234)

Total	$81,423,151	$40,286,834	$210,775	$121,920,760

(a)    Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes

Balance as of 8/31/2008	$4,000	$441,520

Accrued discounts/premiums	—	989

Realized gain(loss)	—	27

Change in unrealized appreciation(depreciation)	3,000	49,941

Net purchases(sales)	—	(288,702)

Transfers in and/or out of Level 3	—	—

Balance as of 8/31/2009	$7,000	$203,775

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK - 99.0%
Aerospace/Defense - 1.0%

Lockheed Martin Corp.	53,800	$4,033,924

Aerospace/Defense-Equipment - 0.6%

Goodrich Corp.	16,700	921,172
United Technologies Corp.	24,100	1,430,576

		2,351,748

Agricultural Chemicals - 0.7%

Monsanto Co.	33,700	2,826,756
Potash Corp. of Saskatchewan, Inc.	400	35,404

		2,862,160

Applications Software - 2.7%

Microsoft Corp.	433,630	10,688,980

Athletic Footwear - 0.4%

NIKE, Inc., Class B	25,200	1,395,828

Banks-Fiduciary - 4.0%

Northern Trust Corp.	93,800	5,483,548
State Street Corp.	170,400	8,942,592
The Bank of New York Mellon Corp.	50,100	1,483,461

		15,909,601

Banks-Super Regional - 1.7%

US Bancorp	86,500	1,956,630
Wells Fargo & Co.	170,900	4,703,168

		6,659,798

Beverages-Non-alcoholic - 1.3%

PepsiCo, Inc.	57,140	3,238,124
The Coca-Cola Co.	40,100	1,955,677

		5,193,801

Broadcast Services/Program - 1.2%

Discovery Communications, Inc., Class A†#	102,650	2,660,688
Discovery Communications, Inc., Class C†	95,650	2,235,341

		4,896,029

Casino Hotels - 0.0%

Wynn Resorts, Ltd.†	200	10,826

Commercial Services-Finance - 3.2%

Automatic Data Processing, Inc.	11,400	437,190
Mastercard, Inc., Class A#	21,400	4,336,282
Moody’s Corp.#	35,200	958,848
The Western Union Co.	139,200	2,511,168
Visa, Inc., Class A	64,200	4,564,620

		12,808,108

Computer Aided Design - 0.2%

Autodesk, Inc.†	39,400	923,142

Computer Services - 0.4%

Accenture PLC, Class A	49,100	1,620,300

Computers - 7.4%

Apple, Inc.†	130,800	22,001,868
Hewlett-Packard Co.	16,400	736,196
International Business Machines Corp.	18,700	2,207,535
Research In Motion, Ltd.†	62,000	4,529,720

		29,475,319

Computers-Memory Devices - 0.1%

EMC Corp.†	20,400	324,360

Cosmetics & Toiletries - 0.1%

The Procter & Gamble Co.	5,476	296,306

Cruise Lines - 0.2%

Carnival Corp.	32,600	953,550

Data Processing/Management - 1.0%

Fiserv, Inc.†	82,500	3,980,625

Disposable Medical Products - 0.2%
C.R. Bard, Inc.	11,700	942,786

Distribution/Wholesale - 0.1%

Fastenal Co.#	6,700	242,540
WW Grainger, Inc.#	400	34,988

		277,528

Diversified Banking Institutions - 5.5%

Bank of America Corp.	135,500	2,383,445
Credit Suisse Group AG(1)	6,600	336,385
JPMorgan Chase & Co.	152,300	6,618,958
Morgan Stanley	79,200	2,293,632
The Goldman Sachs Group, Inc.	63,200	10,457,072

		22,089,492

Diversified Financial Services - 0.7%

IntercontinentalExchange, Inc.†	28,600	2,682,680

Diversified Manufacturing Operations - 2.8%

3M Co.	26,200	1,889,020
Danaher Corp.	150,240	9,121,070

		11,010,090

E-Commerce/Products - 3.4%

Amazon.com, Inc.†	165,900	13,469,421

E-Commerce/Services - 1.3%
eBay, Inc.†	340	7,528
Expedia, Inc.†#	103,200	2,378,760
priceline.com, Inc.†#	18,500	2,848,630

		5,234,918

Electric-Integrated - 0.2%

Entergy Corp.	12,400	979,600

Electronic Components-Semiconductors - 2.8%

Altera Corp.	91,900	1,765,399
Broadcom Corp., Class A†	128,200	3,647,290
Intel Corp.	75,600	1,536,192
Xilinx, Inc.	187,930	4,179,563

		11,128,444

Electronic Forms - 0.2%

Adobe Systems, Inc.†	28,320	889,814

Energy-Alternate Sources - 0.2%

First Solar, Inc.†#	8,200	996,956

Engineering/R&D Services - 0.7%

Fluor Corp.	47,300	2,502,170
McDermott International, Inc.†	11,200	266,112

		2,768,282

Enterprise Software/Service - 0.3%

Oracle Corp.	51,850	1,133,960

Entertainment Software - 0.5%

Electronic Arts, Inc.†	112,500	2,049,750

Finance-Credit Card - 1.0%

American Express Co.	119,300	4,034,726

Finance-Investment Banker/Broker - 0.7%

The Charles Schwab Corp.	149,800	2,705,388

Finance-Other Services - 0.2%

CME Group, Inc.	3,300	960,432

Food-Misc. - 0.0%

Kellogg Co.	1,600	75,344

Hotel/Motels - 0.7%

Marriott International, Inc., Class A#	109,898	2,626,562

Independent Power Producers - 0.7%

NRG Energy, Inc.†	97,200	2,609,820

Industrial Gases - 1.3%

Praxair, Inc.	66,500	5,095,230

Insurance Brokers - 0.0%

AON Corp.	2,900	121,104

Internet Application Software - 1.0%

Tencent Holdings, Ltd.(1)	265,400	3,957,450

Internet Security - 1.3%

McAfee, Inc.†	106,300	4,228,614
VeriSign, Inc.†#	41,200	873,028

		5,101,642

Investment Management/Advisor Services - 2.4%

Ameriprise Financial, Inc.	41,140	1,235,434
BlackRock, Inc.#	4,200	838,194
Franklin Resources, Inc.	81,700	7,625,061

		9,698,689

Medical Information Systems - 0.1%

Cerner Corp.†#	5,400	333,234

Medical Instruments - 1.9%

Intuitive Surgical, Inc.†#	10,800	2,405,268
Medtronic, Inc.	16,500	631,950
St. Jude Medical, Inc.†	112,720	4,344,229

		7,381,447

Medical Products - 1.3%

Baxter International, Inc.	62,600	3,563,192
Johnson & Johnson	6,600	398,904
Stryker Corp.	29,100	1,206,486

		5,168,582

Medical-Biomedical/Gene - 3.8%

Amgen, Inc.†	37,200	2,222,328
Celgene Corp.†	99,700	5,201,349
Genzyme Corp.†	400	22,284
Gilead Sciences, Inc.†	168,340	7,585,400
Life Technologies Corp.†	1,700	75,701

		15,107,062

Medical-Drugs - 1.5%

Allergan, Inc.	97,700	5,463,384
Novo Nordisk A/S, Class B(1)	5,600	342,229
Roche Holding AG(1)	439	69,855
Schering-Plough Corp.	400	11,272
Wyeth	720	34,452

		5,921,192

Medical-Generic Drugs - 0.8%

Teva Pharmaceutical Industries, Ltd. ADR	62,300	3,208,450

Medical-HMO - 0.4%

WellPoint, Inc.†	28,660	1,514,681

Medical-Wholesale Drug Distribution - 1.3%

McKesson Corp.	93,100	5,293,666

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	14,500	913,210

Multimedia - 2.0%

The McGraw-Hill Cos., Inc.	148,700	4,997,807
Time Warner, Inc.	105,900	2,955,669

		7,953,476

Networking Products - 2.2%

Cisco Systems, Inc.†	157,140	3,394,224
Juniper Networks, Inc.†	238,970	5,513,038

		8,907,262

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	33,900	868,179

Oil Companies-Exploration & Production - 1.4%

EOG Resources, Inc.	51,200	3,686,400
Southwestern Energy Co.†	56,800	2,093,648

		5,780,048

Oil Companies-Integrated - 0.6%

Chevron Corp.	500	34,970
Exxon Mobil Corp.	11,600	802,140
Suncor Energy, Inc.#	54,100	1,657,624

		2,494,734

Oil Field Machinery & Equipment - 1.1%

Cameron International Corp.†	52,400	1,871,204
FMC Technologies, Inc.†	54,100	2,580,570

		4,451,774

Oil-Field Services - 3.2%

Schlumberger, Ltd.	150,900	8,480,580
Smith International, Inc.#	149,300	4,116,201

		12,596,781

Optical Supplies - 0.1%

Alcon, Inc.	2,900	375,463

Pharmacy Services - 4.0%

Express Scripts, Inc.†	87,900	6,348,138
Medco Health Solutions, Inc.†	176,100	9,724,242

		16,072,380

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†#	41,000	1,569,480

Retail-Bedding - 0.9%

Bed Bath & Beyond, Inc.†	96,600	3,523,968

Retail-Building Products - 0.5%

Lowe’s Cos., Inc.	86,500	1,859,750

Retail-Discount - 1.6%

Costco Wholesale Corp.	1,000	50,980

Dollar Tree, Inc.†	4,100	204,754
Wal-Mart Stores, Inc.	121,960	6,204,105

		6,459,839

Retail-Drug Store - 1.3%

CVS Caremark Corp.	140,749	5,280,903

Retail-Regional Department Stores - 1.3%

Kohl’s Corp.†	102,600	5,293,134

Retail-Restaurants - 2.3%

McDonald’s Corp.	74,300	4,178,632
Starbucks Corp.†	76,000	1,443,240
Yum! Brands, Inc.	104,300	3,572,275

		9,194,147

Schools - 0.6%

Apollo Group, Inc., Class A†	34,600	2,242,772

Semiconductor Components-Integrated Circuits - 1.4%

Marvell Technology Group, Ltd.†	366,300	5,586,075

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc.	61,900	933,452

Transport-Rail - 0.2%

Union Pacific Corp.#	11,300	675,853

Transport-Services - 0.2%

Expeditors International of Washington, Inc.	29,000	947,140

Web Portals/ISP - 3.9%

Google, Inc., Class A†	33,300	15,373,611

Wireless Equipment - 3.7%

American Tower Corp., Class A†	181,300	5,738,145
QUALCOMM, Inc.	190,320	8,834,654

		14,572,799

Total Common Stock
(cost $372,496,660)		394,879,057

PREFERRED STOCK - 0.3%
Oil Companies-Integrated - 0.3%

Petroleo Brasileiro SA ADR (cost $1,249,667)	40,900	1,357,880

Total Long-Term Investment Securities
(cost $373,746,327)		396,236,937

SHORT-TERM INVESTMENT SECURITIES - 6.9%
Collective Investment Pool - 6.4%

Securities Lending Quality Trust(2)	25,725,610	25,420,669

Registered Investment Companies - 0.5%

T. Rowe Price Reserve Investment Fund	2,083,738	2,083,738

Total Short-Term Investment Securities
(cost $27,809,348)		27,504,407

TOTAL INVESTMENTS
(cost $401,555,675)(3)	106.2%	423,741,344
Liabilities in excess of other assets	(6.2)	(24,698,784)

NET ASSETS	100.0%	$399,042,560

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 1)
(1)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $4,705,919 representing 1.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$29,475,319	$—		$—	$29,475,319
Diversified Banking Instituitions	21,753,107	336,385	(b)	—	22,089,492
Other Industries(a)	338,944,712	4,369,534	(b)	—	343,314,246
Preferred Stock	1,357,880	—		—	1,357,880
Short-Term Investment Securities:
Collective Investment Pool	—	25,420,669		—	25,420,669
Registered Investment Companies	—	2,083,738		—	2,083,738

Total	$391,531,018	$32,210,326		$—	$423,741,344

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)

See Notes to Portofolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.0%
Aerospace/Defense - 1.0%

Raytheon Co.	3,800	$179,284

Aerospace/Defense-Equipment - 1.3%

Goodrich Corp.	4,300	237,188

Apparel Manufacturers - 1.2%

Hanesbrands, Inc.†	10,700	225,342

Applications Software - 1.4%

Microsoft Corp.	10,400	256,360

Banks-Super Regional - 6.9%

Capital One Financial Corp.	15,400	574,266
PNC Financial Services Group, Inc.	8,200	349,238
SunTrust Banks, Inc.	4,800	112,176
Wells Fargo & Co.	9,300	255,936

		1,291,616

Beverages-Wine/Spirits - 0.8%

Diageo PLC ADR	2,400	148,896

Casino Services - 1.7%

International Game Technology	15,600	326,352

Chemicals-Diversified - 1.1%

E.I. du Pont de Nemours & Co.	6,600	210,738

Commercial Services - 1.0%

Alliance Data Systems Corp.†	3,400	188,904

Computer Services - 1.5%

Computer Sciences Corp.†	5,700	278,445

Computers - 3.1%

Hewlett-Packard Co.	6,200	278,318
International Business Machines Corp.	2,600	306,930

		585,248

Cruise Lines - 2.3%

Carnival Corp.	10,400	304,200
Royal Caribbean Cruises, Ltd.†	6,300	120,204

		424,404

Diversified Banking Institutions - 2.8%

Bank of America Corp.	11,551	203,182
JPMorgan Chase & Co.	7,400	321,604

		524,786

Diversified Manufacturing Operations - 6.9%

Eaton Corp.	3,800	205,010
General Electric Co.	9,400	130,660
Honeywell International, Inc.	8,200	301,432
Illinois Tool Works, Inc.	8,500	355,470
ITT Corp.	3,700	185,296
SPX Corp.	2,100	116,928

		1,294,796

Electric Products-Misc. - 1.2%

Emerson Electric Co.	5,900	217,533

Electric-Integrated - 5.8%

Dominion Resources, Inc.	5,600	185,248
Duke Energy Corp.	8,100	125,469
Entergy Corp.	2,800	221,200
MDU Resources Group, Inc.	8,050	156,250
Pinnacle West Capital Corp.	4,700	154,677
Xcel Energy, Inc.	13,100	258,725

		1,101,569

Electronic Components-Semiconductors - 2.4%

Intel Corp.	13,500	274,320
Microchip Technology, Inc.	6,400	169,920

		444,240

Electronics-Military - 1.8%

L-3 Communications Holdings, Inc.	4,500	334,800

Finance-Consumer Loans - 1.6%

SLM Corp.†	34,100	303,490

Finance-Credit Card - 1.8%

American Express Co.	10,000	338,200

Food-Wholesale/Distribution - 0.6%

Sysco Corp.	4,600	117,254

Gas-Distribution - 0.9%

CenterPoint Energy, Inc.	14,400	178,560

Insurance Brokers - 1.1%

Willis Group Holdings, Ltd.	8,300	214,057

Insurance-Multi-line - 0.8%

The Allstate Corp.	4,500	132,255
XL Capital, Ltd., Class A	920	15,962

		148,217

Insurance-Property/Casualty - 1.6%

Chubb Corp.	3,200	158,048
Fidelity National Financial, Inc., Class A	10,100	151,702

		309,750

Insurance-Reinsurance - 1.1%

Axis Capital Holdings, Ltd.	6,900	210,312

Medical Instruments - 0.5%

Medtronic, Inc.	2,400	91,920

Medical Labs & Testing Services - 0.9%

Quest Diagnostics, Inc.	3,300	178,068

Medical Products - 1.5%

Baxter International, Inc.	2,200	125,224
Johnson & Johnson	2,600	157,144

		282,368

Medical-Drugs - 4.6%

Bristol-Myers Squibb Co.	16,300	360,719
Pfizer, Inc.	17,300	288,910
Wyeth	4,700	224,895

		874,524

Medical-HMO - 4.5%

CIGNA Corp.	5,300	155,979
Coventry Health Care, Inc.†	7,200	157,176
UnitedHealth Group, Inc.	7,400	207,200
WellPoint, Inc.†	6,300	332,955

		853,310

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	3,700	127,946

Office Supplies & Forms - 0.5%

Avery Dennison Corp.	2,800	86,520

Oil Companies-Exploration & Production - 2.8%

Chesapeake Energy Corp.	4,600	105,064
Occidental Petroleum Corp.	5,800	423,980

		529,044

Oil Companies-Integrated - 4.4%

BP PLC ADR	3,100	159,495

ConocoPhillips	5,900	265,677
Marathon Oil Corp.	6,500	200,655
Murphy Oil Corp.	3,700	210,900

		836,727

Pharmacy Services - 1.1%

Omnicare, Inc.	9,000	206,010

Pipelines - 2.3%

El Paso Corp.	13,400	123,682
Spectra Energy Corp.	16,350	307,707

		431,389

Real Estate Investment Trusts - 1.4%

Annaly Capital Management, Inc.	15,600	270,504

Retail-Auto Parts - 0.8%

Advance Auto Parts, Inc.	3,500	148,050

Retail-Building Products - 0.9%

Home Depot, Inc.	6,200	169,198

Retail-Computer Equipment - 1.0%

GameStop Corp., Class A†	8,100	192,780

Retail-Discount - 0.9%

Family Dollar Stores, Inc.	5,400	163,512

Savings & Loans/Thrifts - 1.4%

New York Community Bancorp, Inc.	10,600	112,784
People’s United Financial, Inc.	9,110	146,307

		259,091

Semiconductor Equipment - 0.8%

Applied Materials, Inc.	11,100	146,298

Telephone-Integrated - 2.7%

AT&T, Inc.	10,650	277,433
Verizon Communications, Inc.	7,200	223,488

		500,921

Tobacco - 6.1%

Altria Group, Inc.	8,900	162,692
Imperial Tobacco Group PLC ADR	6,800	379,304
Lorillard, Inc.	1,900	138,263
Philip Morris International, Inc.	7,100	324,541
Reynolds American, Inc.	3,200	146,272

		1,151,072

Tools-Hand Held - 2.6%

The Stanley Works	12,100	495,253

Transport-Rail - 1.3%

Burlington Northern Santa Fe Corp.	2,900	240,758

Transport-Services - 0.8%

Ryder System, Inc.	4,100	155,800

Wireless Equipment - 0.8%

Nokia OYJ ADR	11,300	158,313

Total Long-Term Investment Securities (cost $21,280,362)		18,639,717

SHORT-TERM INVESTMENT SECURITIES - 0.8%
Time Deposits - 0.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/09 (cost $153,000)	$153,000	153,000

TOTAL INVESTMENTS (cost $21,433,362) (1)	99.8%	18,792,717
Other assets less liabilities	0.2	46,246

NET ASSETS	100.0%	$18,838,963

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$1,291,616	$—	$—	$1,291,616
Diversified Manufacturing Operations	1,294,796	—	—	1,294,796
Electric - Integrated	1,101,569	—	—	1,101,569
Tobacco	1,151,072	—	—	1,151,072
Other Industries(a)	13,800,664	—	—	13,800,664
Short-Term Investment Securities:
Time Deposits	—	153,000	—	153,000

Total	$18,639,717	$153,000	$—	$18,792,717

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Principal Amount/ Shares	Market Value (Note 1)
ASSET BACKED SECURITIES - 5.9%
Diversified Financial Services - 5.9%

Banc of America Commercial Mtg., Inc.
Series 2006-6, Class AM
5.39% due 10/10/45(1)	$315,000	$201,625
Chase Funding Mtg. Loan Asset-Backed Certs.
Series 2003-6, Class 1A6
4.59% due 11/25/34	218,874	201,793
Chase Mtg. Finance Corp.
Series 2007-A2, Class 1A1
4.05% due 07/25/37(2)(3)	747,477	634,149
Citigroup Commercial Mtg. Trust
Series 2008-C7, Class AM
6.30% due 12/01/49(1)(3)	555,000	376,986
Commercial Mtg. Asset Trust
Series 1999-C1, Class D
7.35% due 01/17/32(1)	788,000	837,828
Commercial Mtg. Pass-Through Certs.
Series 2004-LB2A, Class A3
4.22% due 03/10/39(1)	547,658	553,223
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2006-LDP9, Class AM
5.37% due 05/15/47(1)	1,000,000	654,485
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2001-C1, Class A3
5.86% due 10/12/35(1)	345,000	362,235
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2008-C2, Class AM
6.80% due 02/12/51(1)(3)	1,106,000	551,558
LB Commercial Conduit Mtg. Trust
Series 1998-C1, Class E
7.00% due 02/18/30(1)	450,000	488,492
Swift Master Auto Receivables Trust
Series 2007-2, Class A
0.92% due 10/15/12(4)	1,583,426	1,502,418
Wells Fargo Mtg. Backed Securities Trust
Series 2006-AR12, Class 2A1
6.10% due 09/25/36(2)	615,247	467,210

Total Asset Backed Securities
(cost $8,172,862)		6,832,002

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc.
Notes
7.50% due 08/15/09†(5)(6)(7)(8)(14)(15)
(cost $33,000)	33,000	11,550

U.S. CORPORATE BONDS & NOTES - 20.5%
Aerospace/Defense - 0.1%

Meccanica Holdings USA Company Guar. Notes
7.38% due 07/15/39*	116,000	132,091

Airlines - 0.1%

Northwest Airlines, Inc. Pass Through Certs.
Series 2002-1, Class G2
6.26% due 11/20/21	138,722	98,146

Banks-Commercial - 1.5%

BB&T Corp.
Senior Notes
3.10% due 07/28/11	240,000	242,369
CoBank ACB
Sub. Notes
7.88% due 04/16/18*	48,000	46,423
Credit Suisse/New York
Sub. Notes
6.00% due 02/15/18	372,000	382,596
KeyBank NA
Sub. Notes
5.45% due 03/03/16	204,000	178,845
KeyBank NA
Sub. Notes
7.41% due 10/15/27	46,000	45,939
PNC Bank NA
Sub. Notes
6.88% due 04/01/18	120,000	127,366
Sovereign Bank
Sub. Notes
8.75% due 05/30/18	57,000	62,065
Union Bank of California NA
Sub. Notes
5.95% due 05/11/16	279,000	272,132
Wachovia Bank NA
Sub. Notes
5.00% due 08/15/15	319,000	307,343
Wachovia Bank NA
Sub. Notes
5.60% due 03/15/16	94,000	95,145

		1,760,223

Banks-Fiduciary - 0.1%

State Street Capital Trust IV Company Guar. Notes
1.63% due 06/15/37(4)	260,000	162,363

Banks-Money Center - 0.1%

Chase Capital III Company Guar. Notes
1.22% due 03/01/27(4)	103,000	64,845

Banks-Super Regional - 0.5%

National City Corp. Senior Notes
4.90% due 01/15/15	62,000	62,073
PNC Preferred Funding Trust I Jr. Sub. Notes
6.11% due 03/15/12*(4)(9)	130,000	75,490
USB Capital IX Company Guar. Notes
6.19% due 04/15/11(4)(9)	367,000	264,240
Wachovia Corp. Sub. Notes
5.63% due 10/15/16	120,000	119,680

Wells Fargo Bank NA
Sub. Notes
5.75% due 05/16/16	109,000	111,682

		633,165

Beverages-Non-alcoholic - 0.5%

Bottling Group LLC
Company Guar. Notes
6.95% due 03/15/14	238,000	278,778
The Coca-Cola Co.
Senior Notes
4.88% due 03/15/19	240,000	251,653

		530,431

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc.
Company Guar. Notes
7.75% due 01/15/19*	130,000	152,216

Cable/Satellite TV - 0.6%

Comcast Corp.
Company Guar. Notes
5.85% due 11/15/15	47,000	50,951
COX Communications, Inc.
Senior Notes
6.95% due 06/01/38*	69,000	75,401
COX Communications, Inc.
Notes
7.13% due 10/01/12	120,000	133,036
DirecTV Holdings LLC/DirecTV Financing Co.
Company Guar. Notes
7.63% due 05/15/16	290,000	305,225
Time Warner Cable, Inc.
Company Guar. Notes
6.75% due 06/15/39	145,000	155,055

		719,668

Cellular Telecom - 0.1%

Nextel Communications, Inc.
Company Guar. Notes
5.95% due 03/15/14	175,000	147,000

Chemicals-Diversified - 0.4%

E.I. du Pont de Nemours & Co.
Senior Notes
4.75% due 03/15/15#	120,000	128,035
The Dow Chemical Co.
Senior Notes
5.90% due 02/15/15	120,000	119,787
The Dow Chemical Co.
Senior Notes
8.55% due 05/15/19	154,000	167,746

		415,568

Containers-Metal/Glass - 0.1%

Ball Corp.
Company Guar. Notes
7.13% due 09/01/19#	140,000	140,000

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co.
Senior Notes
4.60% due 01/15/14	130,000	139,586

Direct Marketing - 0.1%

Affinity Group, Inc.
Company Guar. Notes
9.00% due 02/15/12	170,000	108,800

Diversified Banking Institutions - 2.7%

Bank of America Corp.
Senior Notes
4.90% due 05/01/13	210,000	212,000
Bank of America Corp.
Sub. Notes
5.75% due 08/15/16#	217,000	207,466
Bank of America Corp.
Senior Notes
5.75% due 12/01/17	195,000	189,684
Bank of America Corp.
Notes
6.50% due 08/01/16	160,000	164,878
Bank of America Corp.
Sub. Notes
7.25% due 10/15/25	44,000	42,617
Citigroup, Inc.
Sub. Notes
5.00% due 09/15/14	363,000	332,585
Citigroup, Inc.
Senior Notes
5.50% due 04/11/13	44,000	43,795
Citigroup, Inc.
Senior Notes
5.85% due 07/02/13	145,000	145,873
Citigroup, Inc.
Senior Notes
6.13% due 05/15/18	239,000	224,719
Citigroup, Inc.
Sub. Notes
6.13% due 08/25/36	136,000	106,486
Citigroup, Inc.
Senior Notes
6.88% due 03/05/38	164,000	148,120
JP Morgan Chase & Co.
Sub. Notes
4.89% due 09/01/15(4)	122,000	110,137
Morgan Stanley
Sub. Notes
4.75% due 04/01/14	119,000	118,139
Morgan Stanley
Senior Notes
6.00% due 04/28/15	458,000	483,797
The Goldman Sachs Group, Inc.
Senior Notes
5.13% due 01/15/15	215,000	222,813
The Goldman Sachs Group, Inc.
Senior Notes
5.95% due 01/18/18	210,000	218,612

The Goldman Sachs Group, Inc.
Sub. Notes
6.75% due 10/01/37	207,000	207,244

		3,178,965

Diversified Financial Services - 0.3%

General Electric Capital Corp.
Senior Notes
6.88% due 01/10/39	253,000	250,919
USAA Capital Corp.
Notes
3.50% due 07/17/14*	96,000	95,566

		346,485

Diversified Manufacturing Operations - 0.2%

General Electric Co.
Senior Notes
5.25% due 12/06/17	195,000	199,091

Electric-Integrated - 2.7%

Ameren Corp.
Senior Notes
8.88% due 05/15/14#	182,000	198,163
CenterPoint Energy Houston Electric LLC
General Refunding Mtg.
7.00% due 03/01/14	174,000	193,465
Commonwealth Edison Co.
1st Mtg. Notes
6.15% due 09/15/17	135,000	148,434
Dominion Resources, Inc.
Jr. Sub Notes
6.30% due 09/30/66(4)	420,000	306,600
Energy East Corp.
Notes
6.75% due 07/15/36	257,000	283,125
Entergy Gulf States Louisiana LLC
1st Mtg. Bonds
6.00% due 05/01/18	290,000	300,809
Entergy Texas, Inc.
1st Mtg. Notes
7.13% due 02/01/19	22,000	24,262
FirstEnergy Corp.
Senior Notes
7.38% due 11/15/31	181,000	199,814
FirstEnergy Solutions Corp.
Company Guar. Notes
6.05% due 08/15/21*	156,000	157,700
FirstEnergy Solutions Corp.
Company Guar. Notes
6.80% due 08/15/39*	291,000	297,236
Mirant Mid-Atlantic LLC
Pass Through Certs., Series B
9.13% due 06/30/17	4,473	4,456
Nevada Power Co.
General Refunding Mtg.
7.13% due 03/15/19	329,000	374,771
Pepco Holdings, Inc.
Senior Notes
6.13% due 06/01/17	72,000	73,431
PPL Electric Utilities Corp.
1st Mtg. Bonds
6.25% due 05/15/39	138,000	155,601
PSEG Power LLC
Company Guar. Notes
7.75% due 04/15/11#	55,000	59,290
Sierra Pacific Power Co.
General Refunding Mtg.
6.75% due 07/01/37	164,000	178,547
Southern California Edison Co.
1st Mtg. Bonds
Series 04-G
5.75% due 04/01/35#	75,000	80,973
Toledo Edison Co.
1st Mtg. Notes
7.25% due 05/01/20#	109,000	127,091

		3,163,768

Electronic Components-Semiconductors - 0.1%

National Semiconductor Corp.
Senior Notes
6.60% due 06/15/17#	130,000	119,834

Enterprise Software/Service - 0.1%

Oracle Corp.
Senior Notes
3.75% due 07/08/14#	120,000	123,974

Finance-Commercial - 0.2%

Textron Financial Corp.
Senior Notes
5.40% due 04/28/13	205,000	180,741

Finance-Consumer Loans - 0.1%

SLM Corp.
Senior Notes
5.13% due 08/27/12	136,000	106,760

Finance-Credit Card - 0.1%

FIA Card Services NA
Sub. Notes
7.13% due 11/15/12	142,000	147,308

Finance-Investment Banker/Broker - 0.7%

Lehman Brothers Holdings Capital Trust VII
Company Guar. Notes
5.86% due 05/31/12†(4)(8)(9)(10)	78,000	8
Lehman Brothers Holdings, Inc.
Senior Notes
5.50% due 04/04/16†(8)(10)	89,000	15,575
Lehman Brothers Holdings, Inc.
Sub. Notes
6.75% due 12/28/17†(8)(10)	87,000	9
Lehman Brothers Holdings, Inc.
Sub. Notes
7.50% due 05/11/38†(8)(10)	112,000	11
Merrill Lynch & Co., Inc.
Sub. Notes
5.70% due 05/02/17	102,000	95,464

Merrill Lynch & Co., Inc.
Senior Notes
6.40% due 08/28/17	112,000	110,376
The Bear Stearns Cos., Inc. Senior Notes
5.30% due 10/30/15#	146,000	147,977
The Bear Stearns Cos., Inc. Senior Notes
6.40% due 10/02/17	388,000	421,043

		790,463

Finance-Mortgage Loan/Banker - 0.2%

Countrywide Financial Corp.
Sub. Notes
6.25% due 05/15/16	120,000	116,409
Countrywide Home Loans, Inc.
Company Guar. Notes
4.00% due 03/22/11	145,000	146,406

		262,815

Food-Misc. - 0.1%

HJ Heinz Finance Co.
7.13% due 08/01/39*	124,000	145,606

Gas-Distribution - 0.2%

Sempra Energy
Senior Notes
6.50% due 06/01/16	230,000	252,961

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc.
Senior Notes
5.15% due 09/15/10	230,000	230,352

Insurance-Life/Health - 0.5%

Americo Life, Inc.
Notes
7.88% due 05/01/13*	121,000	85,910
Monumental Global Funding II
Senior Sec. Notes
5.65% due 07/14/11*	240,000	245,291
Prudential Financial, Inc.
Senior Notes
6.20% due 01/15/15	253,000	265,031

		596,232

Insurance-Multi-line - 0.7%
Hartford Financial Services Group, Inc.
Senior Notes
5.95% due 10/15/36	274,000	200,820
Metlife, Inc.
Senior Notes
6.13% due 12/01/11	143,000	152,830
MetLife, Inc.
Senior Notes
6.75% due 06/01/16	125,000	136,737
Metropolitan Life Global Funding I
Notes
5.13% due 06/10/14*	266,000	277,195

		767,582

Insurance-Mutual - 0.3%

Liberty Mutual Group, Inc.
Company Guar. Bonds
10.75% due 06/15/58*(4)	213,000	187,440
Massachusetts Mutual Life Insurance Co.
Notes
8.88% due 06/01/39*	159,000	178,428

		365,868

Insurance-Property/Casualty - 0.2%

ACE INA Holdings, Inc.
Company Guar. Notes
5.60% due 05/15/15#	168,000	179,915
W.R. Berkley Corp.
Senior Notes
6.25% due 02/15/37	130,000	102,385

		282,300

Investment Management/Advisor Services - 0.0%

Ameriprise Financial, Inc.
Senior Notes
5.35% due 11/15/10#	4,000	4,007

Medical Labs & Testing Services - 0.1%

Howard Hughes Medical Institute
Senior Notes
3.45% due 09/01/14	120,000	121,701

Medical Products - 0.1%

CareFusion Corp.
Senior Notes
4.13% due 08/01/12*	140,000	142,665

Medical-Biomedical/Gene - 0.2%

Amgen, Inc.
Senior Notes
5.85% due 06/01/17	250,000	276,095

Medical-Drugs - 0.1%

Merck & Co., Inc.
Senior Notes
4.00% due 06/30/15	96,000	100,056

Medical-Generic Drugs - 0.3%

Watson Pharmaceuticals, Inc.
Senior Notes
6.13% due 08/15/19	277,000	284,788

Medical-HMO - 0.1%

WellPoint, Inc.
Senior Notes
5.00% due 01/15/11	63,000	65,116

Metal-Aluminum - 0.1%

Alcoa, Inc.
Senior Notes
6.50% due 06/15/18	166,000	157,991

Metal-Copper - 0.2%

Freeport-McMoRan Corp.
Company Guar. Notes
8.75% due 06/01/11	243,000	259,564

Multimedia - 0.4%

News America, Inc.
Company Guar. Notes
6.15% due 03/01/37	147,000	141,997
News America, Inc.
Company Guar. Notes
6.90% due 08/15/39*	155,000	163,125
Time Warner Entertainment Co. LP
Senior Notes
8.38% due 07/15/33	153,000	184,255

		489,377

Non-Hazardous Waste Disposal - 0.4%

Allied Waste North America, Inc.
Company Guar. Notes
7.38% due 04/15/14	100,000	104,238
Republic Services, Inc.
Senior Notes
5.50% due 09/15/19*	95,000	94,847
Waste Management, Inc.
Company Guar. Notes
6.38% due 11/15/12	87,000	95,217
Waste Management, Inc.
Company Guar. Notes
7.75% due 05/15/32	145,000	167,669

		461,971

Office Automation & Equipment - 0.1%

Xerox Corp.
Senior Notes
6.35% due 05/15/18	95,000	97,211

Oil & Gas Drilling - 0.1%

Rowan Cos., Inc.
Senior Notes
7.88% due 08/01/19	120,000	126,492

Oil Companies-Exploration & Production - 0.1%

Kerr-McGee Corp.
Company Guar. Notes
6.95% due 07/01/24	127,000	131,147

Oil Companies-Integrated - 0.2%

ConocoPhillips Holding Co.
Senior Notes
6.95% due 04/15/29	143,000	164,861
Hess Corp.
Senior Notes
7.13% due 03/15/33#	105,000	116,520

		281,381

Oil Refining & Marketing - 0.1%

Valero Energy Corp.
Senior Notes
6.63% due 06/15/37	160,000	139,071

Paper & Related Products - 0.1%

MeadWestvaco Corp.
Senior Notes
7.38% due 09/01/19#	135,000	137,231

Pharmacy Services - 0.2%

Express Scripts, Inc.
Senior Notes
6.25% due 06/15/14	125,000	136,612
Express Scripts, Inc.
Senior Notes
7.25% due 06/15/19	78,000	90,455

		227,067

Pipelines - 0.6%

Boardwalk Pipelines LLC
Company Guar. Notes
5.75% due 09/15/19	240,000	237,818
Enterprise Products Operating LLC
Company Guar. Notes
4.60% due 08/01/12	125,000	129,705
ONEOK, Inc.
Senior Notes
6.00% due 06/15/35	107,000	102,476
Plains All American Pipeline, LP
Senior Notes
4.25% due 09/01/12	199,000	203,184

		673,183

Property Trust - 0.3%

WEA Finance LLC / WT Finance Australia Property, Ltd.
Company Guar. Notes
6.75% due 09/02/19*	300,000	295,494

Publishing-Newspapers - 0.1%

Gannett Co, Inc.
Notes
5.75% due 06/01/11#	77,000	69,817

Retail-Discount - 0.1%

Wal-Mart Stores, Inc.
Senior Notes
3.20% due 05/15/14	115,000	117,334

Schools - 0.2%

Princeton University
Senior Notes
5.70% due 03/01/39	181,000	193,731

Special Purpose Entities - 0.3%

Citicorp Lease Pass-Through Trust 1999-1
Pass Thru Certs.
8.04% due 12/15/19*	167,000	149,660
ING USA Global Funding Trust
Notes
4.50% due 10/01/10	160,000	162,193

		311,853

Steel-Producers - 0.2%

Reliance Steel & Aluminum Co.
Company Guar. Notes
6.85% due 11/15/36	220,000	171,655

Telecom Services - 0.5%

Bellsouth Telecommunications, Inc.
Senior Notes
7.00% due 12/01/95	238,000	238,508
Embarq Corp.
Senior Notes
8.00% due 06/01/36	58,000	59,689
Qwest Corp.
Senior Notes
7.50% due 10/01/14	250,000	247,813

		546,010

Telephone-Integrated - 0.6%

AT&T Corp.
Senior Notes
8.00% due 11/15/31	100,000	124,147
AT&T, Inc.
Senior Notes
5.63% due 06/15/16	125,000	135,020
BellSouth Corp.
Senior Notes
6.88% due 10/15/31	145,000	158,830
Verizon Pennsylvania, Inc.
Senior Bonds
8.35% due 12/15/30	130,000	145,918
Verizon Virginia, Inc.
Senior Notes
4.63% due 03/15/13	100,000	103,070

		666,985

Transport-Rail - 0.7%

CSX Corp.
Senior Notes
6.15% due 05/01/37	145,000	147,313
CSX Corp.
Debentures
7.90% due 05/01/17	206,000	241,661
Norfolk Southern Corp.
Senior Notes
5.59% due 05/17/25	108,000	105,998
Union Pacific Corp.
Senior Notes
5.75% due 11/15/17	334,000	357,590

		852,562

Total U.S. Corporate Bonds & Notes
(cost $23,474,868)		23,866,762

FOREIGN CORPORATE BONDS & NOTES - 6.0%
Banks-Commercial - 1.6%

Australia & New Zealand Banking Group, Ltd.
Sub. Notes
1.71% due 10/30/09(4)(9)	280,000	140,000
Barclays Bank PLC Jr. Sub. Notes
5.93% due 12/15/16*(4)(9)	230,000	158,700
Barclays Bank PLC
Sub. Notes
6.05% due 12/04/17*	181,000	178,638
Caisse Nationale des Caissesd’Epargne et de Prevoyance
Senior Notes
3.82% due 12/30/09(4)(9)	196,000	119,560
Lloyds Banking Group PLC Jr. Sub. Notes
5.92% due 10/01/15*#(4)(9)	120,000	50,400
Rabobank Nederland NV
Senior Notes
4.20% due 05/13/14*	280,000	290,001
Standard Chartered PLC
Senior Notes
5.50% due 11/18/14*	300,000	322,010
Svenska Handelsbanken AB
Senior Notes
4.88% due 06/10/14*	150,000	157,032
Westpac Banking Corp.
Sub. Notes
1.91% due 03/31/10(4)(9)	580,000	304,500
Westpac Banking Corp.
Senior Notes
4.20% due 02/27/15#	130,000	130,822

		1,851,663

Banks-Money Center - 0.1%

Bank of Scotland PLC
Senior Sub. Notes
1.50% due 11/30/09(4)(9)	70,000	31,500
KBC Internationale Financieringsmaatschappij NV
Bank Guar. Notes
6.00% due 02/07/10(11)	132,000	82,170

		113,670

Cellular Telecom - 0.1%

Vodafone Group PLC
Senior Notes
4.15% due 06/10/14	62,000	63,507
Vodafone Group PLC
Senior Notes
5.38% due 01/30/15	72,000	75,767

		139,274

Containers-Metal/Glass - 0.1%

Rexam PLC
Senior Notes
6.75% due 06/01/13*	142,000	148,565

Cruise Lines - 0.2%

Royal Caribbean Cruises, Ltd.
Senior Notes
7.00% due 06/15/13	245,000	217,438

Diversified Banking Institutions - 0.1%

Credit Agricole SA Jr. Sub. Notes
6.64% due 05/31/17*(4)(9)	240,000	158,400

Diversified Minerals - 0.3%
Anglo American Capital PLC
Company Guar. Notes
9.38% due 04/08/19*	243,000	284,310

Electric-Integrated - 0.6%

Electricite de France
Notes
6.50% due 01/26/19*	197,000	224,947
Electricite de France
Notes
6.95% due 01/26/39*	120,000	146,547
Empresa Nacional de Electricidad SA
Bonds
7.33% due 02/01/37	324,000	331,374

		702,868

Finance-Investment Banker/Broker - 0.2%

Macquarie Group, Ltd.
Notes
7.30% due 08/01/14*	228,000	237,030

Finance-Other Services - 0.3%

BP Capital Markets PLC
Company Guar. Notes
3.88% due 03/10/15	370,000	382,111

Insurance-Multi-line - 0.3%

Aegon NV
Senior Notes
3.60% due 07/15/14(4)(9)	154,000	64,680
XL Capital, Ltd.
Senior Notes
5.25% due 09/15/14	156,000	141,553
XL Capital, Ltd.
Senior Notes
6.38% due 11/15/24	101,000	79,850

		286,083

Investment Companies - 0.1%

Xstrata Finance Canada, Ltd.
Company Guar. Notes
6.90% due 11/15/37*	149,000	130,970

Metal-Diversified - 0.1%

Noranda, Inc.
Notes
6.00% due 10/15/15	150,000	142,697

Oil Companies-Exploration & Production - 0.7%

EnCana Corp.
Bonds
6.50% due 08/15/34	50,000	53,932
Nexen, Inc.
Senior Notes
5.88% due 03/10/35	164,000	144,233
Nexen, Inc.
Senior Notes
7.50% due 07/30/39	150,000	157,118
Talisman Energy, Inc.
Senior Notes
7.75% due 06/01/19	240,000	279,279
Woodside Finance, Ltd.
Company Guar. Notes
8.13% due 03/01/14*	124,000	137,378

		771,940

Special Purpose Entity - 0.3%

SMFG Preferred Capital, Ltd.
Sub. Notes
6.08% due 01/25/17*(4)(9)	453,000	393,847

Steel-Producers - 0.1%

ArcelorMittal
Senior Notes
6.13% due 06/01/18	96,000	91,884

Telephone-Integrated - 0.8%

Telecom Italia Capital SA
Company Guar. Notes
4.95% due 09/30/14#	645,000	665,693
Telefonica Emisiones SAU
Company Guar. Notes
5.88% due 07/15/19	260,000	282,831

		948,524

Total Foreign Corporate Bonds & Notes
(cost $7,065,366)		7,001,274

U.S. GOVERNMENT AGENCIES - 39.9%
Federal Home Loan Bank - 0.2%

5.50% due 07/15/36#	250,000	265,909

Federal Home Loan Mtg. Corp. - 22.5%

4.50% due 01/01/39	591,208	594,928
5.00% due 10/01/33	20,287	20,942
5.00% due 06/01/34	421,166	434,434
5.00% due 07/01/35	349,822	360,515
5.00% due 10/01/35	1,873,597	1,930,866
5.00% due 05/01/36	2,504,382	2,577,411
5.00% due 11/01/36	176,859	182,016
5.00% due 03/01/38	676,073	695,154
5.25% due 07/18/11#	4,000,000	4,316,332
5.50% due 11/01/18	391,580	417,290
5.50% due 10/01/33	25,343	26,553
5.50% due 02/01/35	903,562	945,299
5.50% due 07/01/36	1,509,696	1,576,128
5.50% due 07/01/37	301,001	314,105
5.50% due 09/01/37	79,526	82,988
5.50% due 10/01/37	89,627	93,528
5.50% due 01/01/38	1,030,064	1,075,391
5.50% due 07/01/38	367,010	382,987
5.81% due 01/01/37	951,757	1,003,209
5.95% due 10/01/36	1,527,070	1,603,513
6.00% due 10/01/33	541,258	574,547
6.00% due 07/01/36	890,357	940,944
6.00% due 11/01/37	510,389	538,749
6.50% due 02/01/33	89,607	96,235
6.50% due 02/01/35	44,086	47,181
6.50% due 01/01/36	150,303	160,246
6.50% due 03/01/36	289,046	308,168
6.75% due 09/15/29#	500,000	617,174

6.75% due 03/15/31#	250,000	316,749
7.00% due 11/01/16	40,101	43,069
7.00% due 07/01/32	24,362	26,665
7.50% due 04/01/31	93,694	104,850
8.00% due 01/01/29	11,925	13,532
8.00% due 12/01/29	7,154	8,120
8.00% due 12/01/30	33,865	38,371
8.00% due 01/01/31	265	300
Federal Home Loan Mtg. Corp. REMIC
Series 3102, Class PG
5.00% due 11/15/28	1,145,000	1,200,419
Series 3317, Class PD
5.00% due 09/15/31	1,475,000	1,551,413
Series 3349, Class HB
5.50% due 06/15/31	887,000	933,753

		26,154,074

Federal National Mtg. Assoc. - 15.4%

3.63% due 08/15/11#	750,000	787,946
4.38% due 07/17/13	2,000,000	2,153,018
4.50% due 11/01/22	1,910,597	1,988,016
4.50% due 01/01/39	551,384	555,198
5.00% due 03/15/16	1,140,000	1,249,204
5.00% due 05/11/17	500,000	547,678
5.00% due 10/01/33	49,801	51,385
5.00% due 03/01/34	509,164	525,045
5.00% due 10/01/35	1,143,398	1,177,991
5.00% due 01/01/37	359,961	370,064
5.50% due 11/01/22	286,572	302,029
5.50% due 04/01/33	760,782	796,994
5.50% due 12/01/33	586,698	614,532
5.50% due 05/01/34	394,312	413,019
5.50% due 10/01/34	409,511	428,555
5.50% due 12/01/35	767,055	802,007
5.50% due 02/01/36	320,610	337,724
6.00% due 03/01/16	2,272	2,431
6.00% due 12/01/16	46,555	49,815
6.00% due 11/01/17	128,166	137,222
6.00% due 12/01/20	369,580	395,462
6.00% due 12/01/33	451,304	479,061
6.00% due 10/01/36	172,979	182,645
6.50% due 03/01/17	75,031	80,875
6.50% due 08/01/31	42,345	45,728
6.50% due 07/01/32	290,316	313,332
6.50% due 07/01/36	278,400	298,382
6.50% due 10/01/37	1,030,848	1,104,357
7.00% due 09/01/31	188,097	206,813
7.50% due 08/01/15	765	831
Federal National Mtg. Assoc. REMIC
Series 2005-12, Class BE
5.00% due 11/25/30	1,437,000	1,507,500

		17,904,859

Government National Mtg. Assoc. - 1.8%

6.00% due 03/15/29	40,021	42,642
6.00% due 04/15/29	16,010	17,058
6.00% due 09/15/38	1,670,810	1,764,564
6.50% due 07/15/32	75,883	81,794
6.50% due 09/15/32	132,959	143,316

		2,049,374

Total U.S. Government Agencies
(cost $44,707,600)		46,374,216

U.S. GOVERNMENT TREASURIES - 19.1%
United States Treasury Bonds - 3.1%

3.50% due 02/15/39#	818,000	722,652
4.25% due 05/15/39#	392,000	396,349
4.38% due 02/15/38#	983,000	1,013,872
4.50% due 05/15/38#	120,000	126,375
4.75% due 02/15/37#	587,000	641,573
5.00% due 05/15/37#	159,000	180,440
5.25% due 11/15/28#	369,000	422,620
8.13% due 08/15/19#	92,000	127,047

		3,630,928

United States Treasury Notes - 16.0%

0.88% due 04/15/10 TIPS#(16)	729,612	728,244
1.13% due 01/15/12#	1,000,000	997,734
1.50% due 10/31/10#	2,000,000	2,023,282
1.50% due 12/31/13#	475,000	462,977
2.00% due 11/30/13#	870,000	867,349
2.00% due 01/15/14 TIPS#(16)	541,493	551,646
2.25% due 05/31/14#	106,000	105,743
2.38% due 08/31/14	144,000	143,899
2.63% due 06/30/14#	2,065,000	2,091,942
2.75% due 02/15/19#	360,000	340,791
3.13% due 05/15/19#	11,000	10,739
3.38% due 07/31/13#	393,000	414,891
3.63% due 08/15/19#	220,000	224,125
3.75% due 11/15/18#	1,355,000	1,391,415
3.88% due 09/15/10	1,000,000	1,035,859
3.88% due 05/15/18#	1,459,000	1,516,905
4.00% due 08/15/18#	1,403,000	1,469,205
4.25% due 08/15/15#	813,000	881,342
4.50% due 05/15/10#	685,000	704,988
4.50% due 02/28/11#	2,500,000	2,642,382

		18,605,458

Total U.S. Government Treasuries
(cost $22,371,022)		22,236,386

COMMON STOCK - 0.0%
Independent Power Producers - 0.0%

Mirant Corp.†#
(cost $0)	217	3,657

Total Long-Term Investment Securities
(cost $105,824,718)		106,325,847

SHORT-TERM INVESTMENT SECURITIES - 5.9%
Collective Investment Pool - 5.9%

Securities Lending Quality Trust(13)
(cost $6,900,774)	6,900,774	6,818,973

REPURCHASE AGREEMENT - 7.8%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/01/09 in the amount of $9,064,003 and collateralized by $9,345,000 of United States Treasury Bills, bearing interest at 0.18% due 12/31/09 and having approximate value of $9,339,393

(cost $9,064,000)	9,064,000	9,064,000

TOTAL INVESTMENTS
(cost $121,789,492)(12)	105.1%	122,208,820
Liabilities in excess of other assets	(5.1)	(5,915,784)

NET ASSETS	100.0%	$116,293,036

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2009, the aggregate value of these securities was $6,016,559 representing 5.17% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security - the rate reflected is as of August 31, 2009, maturity date reflects the stated maturity date.
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2009.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2009, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc.
7.50% due 08/15/09	08/11/05	$30,000	$30,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/15/09	1,000	1,000

		$33,000	$33,000	$11,550	$35.00	0.01%

(6)	Illiquid security. At August 31, 2009, the aggregate value of these securities was $11,550 representing 0.0% of net assets.
(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(8)	Company has filed Chapter 11 bankruptcy protection.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Bond in default
(11)	Variable Rate Security - the rate reflected is as of August 31, 2009, maturity date reflects next reset date.
(12)	See Note 5 for cost of investments on a tax basis.
(13)	The security is purchased with the cash collateral received from securities loaned.
(14)	Income may be received in cash or additional bonds at the discretion of the issuer.
(15)	Bond in default and did not pay principal at maturity.
(16)	Principal amount of security is adjusted for inflation.

TIPS - Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$6,832,002	$—	$6,832,002
Convertible Bonds & Notes	—	—	11,550	11,550
U.S. Corporate Bonds & Notes	—	23,866,762	—	23,866,762
Foreign Corporate Bonds & Notes	—	7,001,274	—	7,001,274
U.S. Government Agencies	—	46,374,216	—	46,374,216
U.S. Government Treasuries	22,236,386	—	—	22,236,386
Common Stock	3,657	—	—	3,657
Short-Term Investment Securities:
Collective Investment Pool	—	6,818,973	—	6,818,973
Repurchase Agreement	—	9,064,000	—	9,064,000

Total	$22,240,043	$99,957,227	$11,550	$122,208,820

The following is reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes

Balance as of 5/31/2009	$6,600	$820,000

Accrued discounts/premiums	—	—

Realized gain(loss)	—	26

Change in unrealized appreciation(depreciation)	4,950	179,974

Net purchases(sales)	—	(1,000,000)

Transfers in and/or out of Level 3	—	—

Balance as of 8/31/2009	$11,550	$—

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK - 99.6%
Aerospace/Defense - 3.2%

Lockheed Martin Corp.	24,000	$1,799,520
Northrop Grumman Corp.	45,800	2,235,498
Raytheon Co.	63,400	2,991,212

		7,026,230

Agricultural Operations - 0.8%

Archer-Daniels-Midland Co.	58,000	1,672,140

Applications Software - 0.6%

Microsoft Corp.	52,000	1,281,800

Banks-Fiduciary - 0.5%

The Bank of New York Mellon Corp.	37,751	1,117,807

Banks-Super Regional - 0.6%

US Bancorp	18,200	411,684
Wells Fargo & Co.	31,500	866,880

		1,278,564

Beverages-Non-alcoholic - 0.1%

The Coca-Cola Co.	4,000	195,080

Building-Residential/Commercial - 0.6%

M.D.C Holdings, Inc.	37,000	1,386,020

Cable/Satellite TV - 0.1%

Time Warner Cable, Inc.	9,072	334,938

Chemicals-Diversified - 0.6%

E.I. du Pont de Nemours & Co.	40,100	1,280,393

Coal - 2.3%

Alpha Natural Resources, Inc.†	45,000	1,453,950
Peabody Energy Corp.	65,800	2,150,344
Walter Energy, Inc.	28,000	1,453,480

		5,057,774

Coatings/Paint - 0.7%

The Sherwin-Williams Co.#	25,000	1,505,000

Commercial Services-Finance - 1.1%

H&R Block, Inc.	46,000	794,880
The Western Union Co.	92,000	1,659,680

		2,454,560

Computer Services - 0.8%

Accenture PLC, Class A	52,000	1,716,000

Computers - 3.7%

Apple, Inc.†	4,000	672,840
Hewlett-Packard Co.	47,500	2,132,275
International Business Machines Corp.	44,300	5,229,615

		8,034,730

Computers-Memory Devices - 1.6%

EMC Corp.†	126,000	2,003,400
Western Digital Corp.†	47,000	1,611,160

		3,614,560

Consumer Products-Misc. - 2.2%

Clorox Co.	6,100	360,449
Kimberly-Clark Corp.	54,700	3,307,162
The Scotts Miracle-Gro Co., Class A	27,000	1,098,630

		4,766,241

Cosmetics & Toiletries - 0.4%

The Procter & Gamble Co.	15,000	811,650

Data Processing/Management - 1.0%

Fidelity National Information Services, Inc.#	26,000	638,560
Fiserv, Inc.†	33,000	1,592,250

		2,230,810

Diversified Banking Institutions - 4.5%

Bank of America Corp.	122,200	2,149,498
JPMorgan Chase & Co.	86,600	3,763,636
Morgan Stanley	40,900	1,184,464
The Goldman Sachs Group, Inc.	16,000	2,647,360

		9,744,958

Diversified Manufacturing Operations - 1.3%

General Electric Co.	55,000	764,500
Honeywell International, Inc.	27,900	1,025,604
Tyco International, Ltd.	30,750	974,468

		2,764,572

Electric-Integrated - 0.8%

Dominion Resources, Inc.	26,400	873,312
The Southern Co.	30,300	945,360

		1,818,672

Electronic Components-Misc. - 0.7%

Garmin, Ltd.#	47,000	1,544,890

Electronic Components-Semiconductors - 3.9%

Intel Corp.	77,800	1,580,896
LSI Corp.†#	433,800	2,260,098
Micron Technology, Inc.†#	192,900	1,421,673
National Semiconductor Corp.#	92,000	1,395,640
Texas Instruments, Inc.	79,000	1,942,610

		8,600,917

Electronic Design Automation - 0.7%

Synopsys, Inc.†#	68,000	1,443,640

Electronic Parts Distribution - 0.5%

Arrow Electronics, Inc.†	37,000	1,022,680

Enterprise Software/Service - 2.6%

BMC Software, Inc.†	42,000	1,497,300
CA, Inc.	73,000	1,627,170
Oracle Corp.	121,000	2,646,270

		5,770,740

Filtration/Separation Products - 0.7%

Pall Corp.	49,000	1,456,770

Food-Misc. - 2.6%

General Mills, Inc.	29,300	1,750,089
Kraft Foods, Inc., Class A	70,116	1,987,789
Unilever NV	72,500	2,024,925

		5,762,803

Food-Retail - 0.9%

The Kroger Co.	90,200	1,947,418

Gas-Distribution - 0.6%

NiSource, Inc.	103,000	1,360,630

Hospital Beds/Equipment - 0.3%

Kinetic Concepts, Inc.†#	19,000	607,050

Independent Power Producers - 0.8%

Calpine Corp.†#	78,000	917,280
NRG Energy, Inc.†	28,000	751,800

		1,669,080

Insurance-Life/Health - 0.3%

Prudential Financial, Inc.	11,000	556,380

Insurance-Multi-line - 0.8%

ACE, Ltd.†	14,100	735,738
Hartford Financial Services Group, Inc.	900	21,348
MetLife, Inc.	29,000	1,095,040

		1,852,126

Insurance-Property/Casualty - 3.2%

Chubb Corp.	35,000	1,728,650
The Travelers Cos., Inc.	103,300	5,208,386

		6,937,036

Machinery-Construction & Mining - 0.1%

Joy Global, Inc.	8,000	310,800

Machinery-Farming - 0.2%

Deere & Co.	11,700	510,120

Medical Information Systems - 0.1%

IMS Health, Inc.	22,000	304,920

Medical Products - 2.4%

Baxter International, Inc.	7,000	398,440
Covidien PLC	25,650	1,014,970
Johnson & Johnson	65,000	3,928,600

		5,342,010

Medical-Biomedical/Gene - 1.8%

Amgen, Inc.†	40,000	2,389,600
Biogen Idec, Inc.†	32,000	1,606,720

		3,996,320

Medical-Drugs - 8.5%

Bristol-Myers Squibb Co.	225,500	4,990,315
Eli Lilly & Co.	23,500	786,310
Pfizer, Inc.	254,000	4,241,800
Schering-Plough Corp.	158,500	4,466,530
Wyeth	84,500	4,043,325

		18,528,280

Medical-HMO - 2.9%

Aetna, Inc.	57,000	1,624,500
UnitedHealth Group, Inc.	99,500	2,786,000
WellPoint, Inc.†	36,000	1,902,600

		6,313,100

Metal-Aluminum - 0.1%

Alcoa, Inc.	27,700	333,785

Multimedia - 2.0%

The Walt Disney Co.	44,700	1,163,988
Time Warner, Inc.	53,966	1,506,191
Viacom, Inc., Class B†	71,000	1,777,840

		4,448,019

Networking Products - 1.5%

Cisco Systems, Inc.†	151,000	3,261,600

Office Automation & Equipment - 0.9%

Xerox Corp.	222,400	1,923,760

Oil & Gas Drilling - 1.5%

Diamond Offshore Drilling, Inc.#	17,000	1,520,140
ENSCO International, Inc.	36,000	1,328,400
Noble Corp.	13,100	458,893

		3,307,433

Oil Companies-Exploration & Production - 3.2%

Anadarko Petroleum Corp.	57,200	3,024,164
Occidental Petroleum Corp.	32,000	2,339,200
XTO Energy, Inc.	45,000	1,737,000

		7,100,364

Oil Companies-Integrated - 7.5%

Chevron Corp.	67,800	4,741,932
ConocoPhillips	54,000	2,431,620
Exxon Mobil Corp.	83,600	5,780,940
Marathon Oil Corp.	58,000	1,790,460
Murphy Oil Corp.	28,000	1,596,000

		16,340,952

Oil Field Machinery & Equipment - 0.8%

National-Oilwell Varco, Inc.†	46,000	1,672,100

Oil Refining & Marketing - 1.3%

Tesoro Corp.#	85,000	1,196,800
Valero Energy Corp.	86,000	1,611,640

		2,808,440

Oil-Field Services - 0.9%

Halliburton Co.	78,800	1,868,348

Paper & Related Products - 0.8%

International Paper Co.	73,000	1,675,350

Pharmacy Services - 0.9%

Medco Health Solutions, Inc.†	35,000	1,932,700

Retail-Apparel/Shoe - 1.8%

Limited Brands, Inc.	41,000	611,720
Ross Stores, Inc.	35,000	1,632,400
The Gap, Inc.	85,900	1,687,935

		3,932,055

Retail-Auto Parts - 0.6%

AutoZone, Inc.†#	9,000	1,325,250

Retail-Catalog Shopping - 0.6%

MSC Industrial Direct Co., Inc., Class A	35,000	1,382,850

Retail-Discount - 0.8%

Dollar Tree, Inc.†#	30,000	1,498,200
Wal-Mart Stores, Inc.	4,000	203,480

		1,701,680

Retail-Major Department Stores - 1.4%

J.C. Penney Co., Inc.	42,000	1,261,680
TJX Cos., Inc.	48,000	1,725,600

		2,987,280

Retail-Regional Department Stores - 0.3%

Kohl’s Corp.†	14,000	722,260

Retail-Restaurants - 1.0%

Brinker International, Inc.	50,000	728,000
Darden Restaurants, Inc.	42,000	1,383,060

		2,111,060

Schools - 0.7%

Apollo Group, Inc., Class A†	24,000	1,555,680

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	32,500	918,125
Maxim Integrated Products, Inc.	49,600	931,488

		1,849,613

Semiconductor Equipment - 0.6%

Novellus Systems, Inc.†	72,000	1,379,520

Steel-Producers - 0.5%

Nucor Corp.	5,900	262,786
United States Steel Corp.#	20,700	906,246

		1,169,032

Telecom Services - 0.0%

Fairpoint Communications, Inc.#	967	783

Telephone-Integrated - 5.0%

AT&T, Inc.	187,300	4,879,165
Qwest Communications International, Inc.#	480,500	1,724,995
Verizon Communications, Inc.	138,200	4,289,728

		10,893,888

Television - 0.1%

CBS Corp., Class B	12,300	127,305

Tobacco - 1.3%

Philip Morris International, Inc.	60,000	2,742,600

Transport-Marine - 0.6%

Tidewater, Inc.#	30,000	1,295,100

Total Long-Term Investment Securities (cost $217,967,456)		217,779,016

SHORT-TERM INVESTMENT SECURITIES - 7.9%
Collective Investment Pool - 7.9%
Securities Lending Quality Trust(1)(2)
(cost $17,551,635)	17,551,635	17,343,586

TOTAL INVESTMENTS (cost $235,519,091)(3)	107.5%	235,122,602
Liabilities in excess of other assets	(7.5)	(16,394,294)

NET ASSETS	100.0%	$218,728,308

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At August 31, 2009, the Fund had loaned securities with a total value of $18,307,119.

This was secured by collateral of $17,551,635, which was received in cash and subsequently invested in short-term investments currently valued at $17,343,586 as reported in the Portfolio of Investments.

The remaining collateral of $1,523,949 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	0.01%	12/17/09 to 04/01/10
United States Treasury Notes	2.63% to 4.50%	05/15/10 to 08/15/19
United States Treasury Bonds	3.50%	02/15/39

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical - Drugs	$18,528,280	$—	$—	$18,528,280
Oil Companies - Integrated	16,340,952	—	—	16,340,952
Telephone - Integrated	10,893,888	—	—	10,893,888
Other Industries(a)	172,015,896	—	—	172,015,896
Short-Term Investment Securities:
Collective Investment Pool	—	17,343,586	—	17,343,586

Total	$217,779,016	$17,343,586	$—	$235,122,602

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.5%
Aerospace/Defense - 1.8%

General Dynamics Corp.	4,262	$252,268
Lockheed Martin Corp.	4,270	320,164
Northrop Grumman Corp.	26,970	1,316,406
Raytheon Co.	2,533	119,507

		2,008,345

Agricultural Chemicals - 0.2%

CF Industries Holdings, Inc.	1,310	106,975
Terra Industries, Inc.	5,429	168,896

		275,871

Agricultural Operations - 0.8%

Archer-Daniels-Midland Co.	15,474	446,116
Bunge, Ltd.	7,226	484,214

		930,330

Apparel Manufacturers - 0.4%

Columbia Sportswear Co.	1,397	54,916
Polo Ralph Lauren Corp.	1,975	131,101
VF Corp.	4,200	292,152

		478,169

Applications Software - 1.7%

Microsoft Corp.	79,138	1,950,752

Audio/Video Products - 0.1%

Harman International Industries, Inc.	4,390	131,656

Auto-Heavy Duty Trucks - 0.1%

Navistar International Corp.†	2,075	89,723

Auto/Truck Parts & Equipment-Original - 0.2%

Magna International, Inc., Class A	2,174	99,373
WABCO Holdings, Inc.	5,140	98,020

		197,393

Banks-Commercial - 0.6%

Canadian Imperial Bank of Commerce	2,860	167,167
Cullen/Frost Bankers, Inc.	534	26,316
First Horizon National Corp.†	2,051	27,442
Marshall & Ilsley Corp.	1,588	11,307
Regions Financial Corp.	1,583	9,276
Royal Bank of Canada	3,416	175,822
Toronto-Dominion Bank	3,266	201,447
Zions Bancorporation	1,526	26,964

		645,741

Banks-Fiduciary - 0.8%

The Bank of New York Mellon Corp.	31,898	944,500

Banks-Super Regional - 3.0%

Capital One Financial Corp.	729	27,184
Fifth Third Bancorp	5,531	60,509
Huntington Bancshares, Inc.	6,240	28,454
KeyCorp	869	5,788
PNC Financial Services Group, Inc.	8,264	351,964
SunTrust Banks, Inc.	913	21,337
US Bancorp	42,786	967,819
Wells Fargo & Co.	69,479	1,912,062

		3,375,117

Beverages-Non-alcoholic - 0.9%

Coca-Cola Enterprises, Inc.	4,282	86,539
PepsiCo, Inc.	1,104	62,564
The Coca-Cola Co.	18,233	889,223

		1,038,326

Brewery - 0.0%

Molson Coors Brewing Co., Class B	510	24,164

Building-Residential/Commercial - 0.4%

NVR, Inc.†	607	409,877

Cable/Satellite TV - 1.0%

Comcast Corp., Class A	55,768	854,366
Time Warner Cable, Inc.	6,600	243,672

		1,098,038

Chemicals-Diversified - 1.5%

E.I. du Pont de Nemours & Co.	34,889	1,114,006
PPG Industries, Inc.	10,100	559,540
The Dow Chemical Co.	3,322	70,725

		1,744,271

Chemicals-Specialty - 0.1%

Minerals Technologies, Inc.	899	40,311
OM Group, Inc.†	2,717	73,930

		114,241

Coal - 0.3%

Alpha Natural Resources, Inc.†	8,781	283,714
Peabody Energy Corp.	1,081	35,327

		319,041

Commercial Services-Finance - 0.5%

H&R Block, Inc.	16,000	276,480
The Western Union Co.	16,767	302,477

		578,957

Computer Aided Design - 0.1%

Autodesk, Inc.†	2,667	62,488
Parametric Technology Corp.†	3,840	51,072

		113,560

Computer Services - 1.0%

Accenture, Ltd., Class A	15,493	511,269
Computer Sciences Corp.†	12,409	606,180

		1,117,449

Computers - 3.8%

Apple, Inc.†	3,857	648,786
Hewlett-Packard Co.	32,935	1,478,452
International Business Machines Corp.	18,573	2,192,543

		4,319,781

Computers-Integrated Systems - 0.0%

Diebold, Inc.	1,841	55,543

Computers-Memory Devices - 0.6%

EMC Corp.†	8,183	130,110
Western Digital Corp.†	16,411	562,569

		692,679

Computers-Periphery Equipment - 0.0%

Synaptics, Inc.†	135	3,480

Consumer Products-Misc. - 0.6%

Blyth, Inc.	621	28,255
Clorox Co.	1,392	82,253
Kimberly-Clark Corp.	9,660	584,044

		694,552

Cosmetics & Toiletries - 0.8%

The Procter & Gamble Co.	16,549	895,466

Data Processing/Management - 0.3%

Broadridge Financial Solutions, Inc.	4,410	91,816
Fiserv, Inc.†	4,400	212,300

		304,116

Direct Marketing - 0.0%

Harte-Hanks, Inc.	2,382	31,061

Disposable Medical Products - 0.2%

C.R. Bard, Inc.	2,137	172,199

Diversified Banking Institutions - 6.9%

Bank of America Corp.	144,606	2,543,620
Citigroup, Inc.	52,733	263,665
JPMorgan Chase & Co.	74,871	3,253,894
Morgan Stanley	26,875	778,300
The Goldman Sachs Group, Inc.	5,890	974,559

		7,814,038

Diversified Manufacturing Operations - 4.6%

3M Co.	2,031	146,435
Acuity Brands, Inc.	2,379	76,390
Carlisle Cos., Inc.	3,344	110,319
Dover Corp.	18,746	648,424
General Electric Co.	195,040	2,711,056
Honeywell International, Inc.	10,533	387,193
Ingersoll-Rand PLC	16,700	515,863
Parker Hannifin Corp.	8,640	420,422
Tyco International, Ltd.	8,100	256,689

		5,272,791

E-Commerce/Services - 0.1%

NetFlix, Inc.†	1,474	64,355

Electric Products-Misc. - 0.3%

Emerson Electric Co.	6,125	225,829
GrafTech International, Ltd.†	8,163	116,159

		341,988

Electric-Integrated - 3.4%

DTE Energy Co.	5,740	199,637
Duke Energy Corp.	1,183	18,325
Edison International	17,547	586,245
Entergy Corp.	904	71,416
Exelon Corp.	19,245	962,635
FPL Group, Inc.	10,953	615,340
PG&E Corp.	11,002	446,571
PPL Corp.	20,300	596,820
Public Service Enterprise Group, Inc.	12,369	391,726

		3,888,715

Electronic Components-Misc. - 0.3%

Celestica, Inc.†	38,463	326,935

Electronic Components-Semiconductors - 2.1%

Amkor Technology, Inc.†	29,542	163,663
Broadcom Corp., Class A†	4,413	125,550
Intel Corp.	56,665	1,151,433
LSI Corp.†	60,759	316,554
NVIDIA Corp.†	4,592	66,676
Texas Instruments, Inc.	12,503	307,449
Xilinx, Inc.	9,206	204,741

		2,336,066

Electronic Parts Distribution - 0.0%

Avnet, Inc.†	2,032	54,153

Engineering/R&D Services - 0.7%

EMCOR Group, Inc.†	15,817	366,480
Fluor Corp.	6,934	366,809
Foster Wheeler AG†	1,757	50,865

		784,154

Engines-Internal Combustion - 0.0%

Cummins, Inc.	1,003	45,456

Enterprise Software/Service - 0.7%

Oracle Corp.	34,655	757,905
Sybase, Inc.†	1,663	57,955

		815,860

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.	4,783	50,222

Finance-Consumer Loans - 0.0%

SLM Corp.†	654	5,821

Finance-Credit Card - 0.0%

American Express Co.	1,027	34,733
Discover Financial Services	426	5,858

		40,591

Finance-Investment Banker/Broker - 0.2%

E*TRADE Financial Corp.†	12,798	22,524
TD Ameritrade Holding Corp.†	10,216	196,556

		219,080

Finance-Other Services - 0.2%

CME Group, Inc.	559	162,691
NYSE Euronext	2,794	79,182

		241,873

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	101	1,211

Food-Misc. - 0.9%

ConAgra Foods, Inc.	615	12,626
General Mills, Inc.	4,758	284,195
H.J. Heinz Co.	632	24,332
Kraft Foods, Inc., Class A	6,185	175,345
Unilever NV	18,600	519,498

		1,015,996

Food-Retail - 0.8%

SUPERVALU, Inc.	20,300	291,305
The Kroger Co.	28,751	620,734

		912,039

Food-Wholesale/Distribution - 0.3%

Sysco Corp.	12,300	313,527

Footwear & Related Apparel - 0.0%

Timberland Co., Class A†	1,834	23,769

Gas-Distribution - 0.1%

New Jersey Resources Corp.	1,483	54,500
UGI Corp.	1,653	42,168

		96,668

Gold Mining - 0.0%

Newmont Mining Corp.	215	8,641

Home Decoration Products - 0.3%

Newell Rubbermaid, Inc.	27,900	388,368

Hospital Beds/Equipment - 0.1%

Hill-Rom Holdings, Inc.	5,525	113,207

Human Resources - 0.0%

Manpower, Inc.	791	40,895

Identification Systems - 0.1%

Brady Corp., Class A	3,659	108,416

Independent Power Producers - 0.2%

NRG Energy, Inc.†	8,448	226,829

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc.	1,261	52,773

Instruments-Scientific - 0.0%

PerkinElmer, Inc.	1,986	36,245

Insurance-Life/Health - 0.9%

Lincoln National Corp.	1,000	25,240
Principal Financial Group, Inc.	9,050	257,020
Prudential Financial, Inc.	6,310	319,160
StanCorp Financial Group, Inc.	368	13,929
Torchmark Corp.	8,600	366,446

		981,795

Insurance-Multi-line - 1.7%

ACE, Ltd.†	8,161	425,841
American Financial Group, Inc.	6,495	166,597
Genworth Financial, Inc., Class A	1,486	15,692
Hartford Financial Services Group, Inc.	1,341	31,809
Loews Corp.	8,600	293,690
MetLife, Inc.	5,740	216,742
The Allstate Corp.	23,300	684,787
XL Capital, Ltd., Class A	5,900	102,365

		1,937,523

Insurance-Property/Casualty - 0.9%

Chubb Corp.	6,200	306,218
The Travelers Cos., Inc.	14,916	752,065

		1,058,283

Insurance-Reinsurance - 0.3%

Aspen Insurance Holdings, Ltd.	8,925	226,695
Axis Capital Holdings, Ltd.	3,399	103,601
Endurance Specialty Holdings, Ltd.	1,710	58,944

		389,240

Internet Security - 0.1%

Symantec Corp.†	3,679	55,626

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	16,700	501,501
BlackRock, Inc.	445	88,808
Federated Investors, Inc., Class B	315	8,269
Janus Capital Group, Inc.	3,942	50,142
Legg Mason, Inc.	205	5,896

		654,616

Leisure Products - 0.1%

WMS Industries, Inc.†	1,588	67,220

Machine Tools & Related Products - 0.0%

Lincoln Electric Holdings, Inc.	1,113	50,664

Machinery-Pumps - 0.1%

Flowserve Corp.	677	58,391

Medical Instruments - 0.3%

Boston Scientific Corp.†	12,422	145,958
Medtronic, Inc.	5,800	222,140

		368,098

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	3,000	161,880

Medical Products - 3.1%

Baxter International, Inc.	6,495	369,695
Becton, Dickinson & Co.	6,938	483,024
Johnson & Johnson	44,254	2,674,712

		3,527,431

Medical-Biomedical/Gene - 1.1%

Amgen, Inc.†	20,875	1,247,072

Medical-Drugs - 6.6%

Abbott Laboratories	10,000	452,300
Bristol-Myers Squibb Co.	24,594	544,265
Eli Lilly & Co.	33,700	1,127,602
Merck & Co., Inc.	31,300	1,015,059
Pfizer, Inc.	191,300	3,194,710
Sepracor, Inc.†	6,247	113,383
Wyeth	21,916	1,048,681

		7,496,000

Medical-HMO - 0.9%

Aetna, Inc.	8,300	236,550
AMERIGROUP Corp.†	1,649	38,999
Coventry Health Care, Inc.†	2,577	56,256
Humana, Inc.†	3,550	126,735
Magellan Health Services, Inc.†	1,201	38,540
WellCare Health Plans, Inc.†	4,568	110,865
WellPoint, Inc.†	7,849	414,820

		1,022,765

Metal Processors & Fabrication - 0.2%

Mueller Industries, Inc.	3,368	81,472
Timken Co.	3,208	67,721
Worthington Industries, Inc.	2,242	29,527

		178,720

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.	2,275	57,580

Multimedia - 1.9%

The Walt Disney Co.	18,364	478,199
Time Warner, Inc.	44,116	1,231,277
Viacom, Inc., Class B†	19,300	483,272

		2,192,748

Networking Products - 1.0%

Cisco Systems, Inc.†	51,036	1,102,378

Non-Hazardous Waste Disposal - 0.3%

Waste Management, Inc.	10,200	305,286

Office Automation & Equipment - 0.4%

Pitney Bowes, Inc.	9,000	201,150

Xerox Corp.	31,000	268,150

		469,300

Office Furnishings-Original - 0.1%

Herman Miller, Inc.	5,195	84,263

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	6,200	191,580

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.	1,600	143,072
ENSCO International, Inc.	1,148	42,361
Patterson-UTI Energy, Inc.	7,888	104,832

		290,265

Oil Companies-Exploration & Production - 2.4%

Apache Corp.	9,006	765,060
Devon Energy Corp.	6,200	380,556
Occidental Petroleum Corp.	19,751	1,443,798
W&T Offshore, Inc.	8,683	85,788

		2,675,202

Oil Companies-Integrated - 11.5%

Chevron Corp.	47,079	3,292,705
ConocoPhillips	54,577	2,457,602
Exxon Mobil Corp.	77,187	5,337,481
Hess Corp.	2,289	115,801
Murphy Oil Corp.	7,527	429,039
Royal Dutch Shell PLC ADR	25,600	1,420,032

		13,052,660

Oil Field Machinery & Equipment - 0.4%

National-Oilwell Varco, Inc.†	12,938	470,296

Oil Refining & Marketing - 0.4%

Tesoro Corp.	1,685	23,725
Valero Energy Corp.	25,566	479,107

		502,832

Oil-Field Services - 0.3%

Baker Hughes, Inc.	3,700	127,465
BJ Services Co.	8,534	137,056
Smith International, Inc.	2,400	66,168

		330,689

Paper & Related Products - 0.3%

International Paper Co.	12,800	293,760

Printing-Commercial - 0.5%

R.R. Donnelley & Sons Co.	30,947	552,094

Publishing-Newspapers - 0.0%

Gannett Co., Inc.	4,433	38,301

Real Estate Investment Trusts - 0.7%

Apartment Investment & Management Co., Class A	582	7,083
Host Hotels & Resorts, Inc.	7,300	72,781
HRPT Properties Trust	6,445	41,764
Kimco Realty Corp.	921	11,559
ProLogis	1,646	18,303
Public Storage	1,680	118,524
Simon Property Group, Inc.	9,002	572,707

		842,721

Rental Auto/Equipment - 0.2%

Rent-A-Center, Inc.†	8,995	177,471

Retail-Apparel/Shoe - 0.9%

Ross Stores, Inc.	5,500	256,520
The Gap, Inc.	41,199	809,560

		1,066,080

Retail-Automobile - 0.1%

AutoNation, Inc.†	3,847	73,016

Retail-Bookstores - 0.1%

Barnes & Noble, Inc.	4,505	93,208

Retail-Building Products - 0.5%

Home Depot, Inc.	21,152	577,238

Retail-Consumer Electronics - 0.3%

Best Buy Co., Inc.	3,500	126,980
RadioShack Corp.	15,658	236,906

		363,886

Retail-Discount - 1.1%

Dollar Tree, Inc.†	679	33,909
Family Dollar Stores, Inc.	5,427	164,330
Wal-Mart Stores, Inc.	21,116	1,074,171

		1,272,410

Retail-Drug Store - 0.5%

Walgreen Co.	17,500	592,900

Retail-Office Supplies - 0.3%

Staples, Inc.	15,800	341,438

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.	129	5,797

Retail-Regional Department Stores - 0.3%

Kohl’s Corp.†	6,600	340,494

Retail-Restaurants - 0.9%

Darden Restaurants, Inc.	4,400	144,892
McDonald’s Corp.	11,208	630,338
Panera Bread Co., Class A†	1,317	68,760
Starbucks Corp.†	8,400	159,516

		1,003,506

Schools - 0.0%

Apollo Group, Inc., Class A†	574	37,207

Semiconductor Components-Integrated Circuits - 0.1%

Analog Devices, Inc.	983	27,770
Maxim Integrated Products, Inc.	3,420	64,227

		91,997

Semiconductor Equipment - 0.1%

Applied Materials, Inc.	9,700	127,846

Steel-Producers - 0.3%

Nucor Corp.	6,600	293,964
Reliance Steel & Aluminum Co.	2,161	79,827

		373,791

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.	2,297	69,760

Telephone-Integrated - 5.1%

AT&T, Inc.(1)	124,155	3,234,238
CenturyTel, Inc.	6,418	206,852

Qwest Communications International, Inc.	49,408	177,374
Verizon Communications, Inc.	71,245	2,211,445

		5,829,909

Television - 0.3%

CBS Corp., Class B	37,800	391,230

Tobacco - 1.4%

Altria Group, Inc.	32,580	595,563
Lorillard, Inc.	7,888	574,010
Philip Morris International, Inc.	3,079	140,741
Reynolds American, Inc.	7,392	337,888

		1,648,202

Toys - 0.3%

Hasbro, Inc.	11,041	313,454
Marvel Entertainment, Inc.†	404	19,541

		332,995

Transport-Rail - 0.7%

CSX Corp.	5,092	216,410
Norfolk Southern Corp.	4,450	204,122
Union Pacific Corp.	6,924	414,124

		834,656

Transport-Services - 0.2%

Expeditors International of Washington, Inc.	790	25,801
FedEx Corp.	1,078	74,069
United Parcel Service, Inc., Class B	1,957	104,621
UTi Worldwide, Inc.†	5,664	72,783

		277,274

Vitamins & Nutrition Products - 0.1%

Herbalife, Ltd.	3,329	100,802

Web Portals/ISP - 0.5%

Google, Inc., Class A†	1,020	470,904
Yahoo!, Inc.†	6,633	96,908

		567,812

Wireless Equipment - 0.2%

QUALCOMM, Inc.	4,142	192,272

Total Common Stock
(cost $118,550,811)		109,885,556

EXCHANGE TRADED FUNDS - 0.2%
Sector Fund - Financial Services - 0.2%

Financial Select Sector SPDR Fund (cost $171,091)	11,998	176,371

Total Long-Term Investment Securities
(cost $118,721,902)		110,061,927

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Time Deposits - 2.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/09 (cost $3,347,000)	$3,347,000	3,347,000

REPURCHASE AGREEMENT - 0.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/01/09 in the amount of $543,000 and collateralized by $525,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $556,448 (cost $543,000)	543,000	543,000

TOTAL INVESTMENTS
(cost $122,611,902) (2)	100.1%	113,951,927
Liabilities in excess of other assets	(0.1)	(142,554)

NET ASSETS	100.0%	$113,809,373

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of August, 31 2009	Unrealized Appreciation (Depreciation)
49	Long	S&P 500 E-Mini Index	September 2009	$2,304,115	$2,498,265	$194,150

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Instituitions	$7,814,038	$—	$—	$7,814,038
Medical - Drugs	7,496,000	—	—	7,496,000
Oil Companies - Integrated	13,052,660	—	—	13,052,660
Telephone - Integrated	5,829,909	—	—	5,829,909
Other Industries(a)	75,692,949	—	—	75,692,949
Exchange Traded Funds	176,371	—	—	176,371
Short-Term Investment Securities:
Time Deposits	—	3,347,000	—	3,347,000
Repurchase Agreement	—	543,000	—	543,000
Other Financial Instruments:(b)
Futures Contracts - Appreciation	194,150	—	—	194,150

Total	$110,256,077	$3,890,000	$—	$114,146,077

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.6%
Australia - 0.7%

Brambles, Ltd.(1)	823,710	$5,168,045

Austria - 0.9%

Telekom Austria AG(1)	395,340	6,911,606

Bermuda - 0.6%

PartnerRe, Ltd.#	61,210	4,524,031

Brazil - 0.7%

Empressa Brasileira de Aeronautica SA ADR#	262,872	5,583,401

Canada - 1.1%

Biovail Corp.	372,030	4,754,236
Talisman Energy, Inc.	240,600	3,868,061

		8,622,297

China - 1.4%

China Telecom Corp., Ltd.(1)	12,119,823	6,236,250
Shanghai Electric Group Co., Ltd.(1)	9,900,968	4,532,705

		10,768,955

Finland - 0.4%

UPM-Kymmene Oyj(1)	279,118	3,357,979

France - 10.5%

AXA SA(1)	563,190	12,876,157
Cap Gemini SA#(1)	130,830	6,344,020
Compagnie Generale des Etablissements Michelin, Class B(1)	54,450	4,108,413
France Telecom SA#(1)	425,525	10,848,563
GDF Suez(1)	114,110	4,818,641
Sanofi-Aventis(1)	208,830	14,186,369
Total SA(1)	245,280	14,101,498
Vinci SA(1)	55,454	2,984,710
Vivendi(1)	360,720	10,290,231

		80,558,602

Germany - 9.2%

Bayerische Motoren Werke AG(1)	120,480	5,499,995
Celesio AG#(1)	85,240	2,320,678
Deutsche Post AG(1)	586,950	10,152,191
E.ON AG(1)	185,860	7,876,073
Infineon Technologies AG†#(1)	929,786	4,900,708
Merck KGaA(1)	72,450	6,577,075
Muenchener Rueckversicherungs AG(1)	57,780	8,619,421
SAP AG(1)	238,630	11,658,211
Siemens AG(1)	147,695	12,808,098

		70,412,450

Hong Kong - 3.0%

Cheung Kong Holdings, Ltd.(1)	564,488	6,690,982
China Mobile, Ltd.(1)	328,500	3,201,158
Hutchison Whampoa, Ltd.(1)	802,341	5,642,171
Kingboard Chemical Holdings, Ltd.(1)	362,000	1,148,613
Yue Yuen Industrial Holdings, Ltd.(1)	2,374,172	6,196,684

		22,879,608

India - 1.0%

Gail India, Ltd. GDR†*	56,668	2,380,056
Reliance Industries, Ltd. GDR†*(1)	57,640	4,898,082

		7,278,138

Israel - 1.3%

Check Point Software Technologies, Ltd.†#	370,390	10,322,769

Italy - 1.2%

Autogrill SpA†#(1)	789,282	8,923,741

Japan - 5.4%

Mitsubishi UFJ Financial Group, Inc.(1)	533,400	3,383,854
Nintendo Co., Ltd.#(1)	31,900	8,603,052
Sumitomo Mitsui Financial Group, Inc.#(1)	100,100	4,290,552
Takeda Pharmaceutical Co., Ltd.(1)	171,254	6,899,077
Toyota Motor Corp.(1)	240,900	10,272,999
USS Co., Ltd.#(1)	124,250	7,786,044

		41,235,578

Netherlands - 5.3%

ING Groep NV CVA†(1)	1,543,610	23,359,164
Koninklijke Philips Electronics NV(1)	111,750	2,533,284
Randstad Holding NV†#(1)	231,020	9,581,476
Reed Elsevier NV(1)	525,024	5,572,548

		41,046,472

Norway - 4.9%

Aker Solutions ASA#(1)	855,650	8,439,694
StatoilHydro ASA(1)	682,230	14,927,128
Telenor ASA†(1)	1,537,928	14,511,934

		37,878,756

Russia - 1.5%

Mobile Telesystems OJSC ADR	90,542	3,927,712
OAO Gazprom ADR (OTC US)	241,500	5,119,800
OAO Gazprom ADR (London)(1)	126,800	2,637,792

		11,685,304

Singapore - 3.8%

Flextronics International, Ltd.†	1,876,590	11,128,179
Singapore Telecommunications, Ltd.(1)	5,100,999	11,107,441
United Overseas Bank, Ltd.(1)	620,387	7,181,631

		29,417,251

South Korea - 3.6%

KB Financial Group, Inc.†(1)	244,717	10,036,617
Samsung Electronics Co., Ltd.(1)	28,005	17,240,048

		27,276,665

Spain - 2.4%

Iberdrola SA(1)	520,690	4,833,917
Telefonica SA(1)	545,136	13,763,925
Telefonica SA ADR	279	21,142

		18,618,984

Sweden - 1.6%

Niscayah Group AB#(1)	1,261,925	2,325,527
Telefonaktiebolaget LM Ericsson, Class B#(1)	996,680	9,562,360

		11,887,887

Switzerland - 7.7%

ACE, Ltd. †	119,190	6,219,334
Adecco SA(1)	233,970	11,248,238

Nestle SA(1)	209,550	8,709,559
Novartis AG(1)	193,840	9,000,788
Roche Holding AG(1)	48,850	7,773,161
Swiss Reinsurance Co., Ltd.(1)	267,910	12,430,499
UBS AG†(1)	212,579	3,930,770

		59,312,349

Taiwan - 5.6%

Chunghwa Telecom Co., Ltd. ADR	168,725	2,885,198
Compal Electronics, Inc.(1)	8,665,004	8,711,343
Lite-On Technology Corp.(1)	10,956,525	12,220,009
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	10,812,862	19,385,723

		43,202,273

Turkey - 0.8%

Turkcell Iletisim Hizmet AS ADR#	396,570	6,388,743

United Kingdom - 21.0%

Aviva PLC(1)	1,233,708	8,076,899
BP PLC(1)	1,336,212	11,501,187
BP PLC ADR#	180	9,261
British Sky Broadcasting Group PLC(1)	1,201,240	10,634,317
G4S PLC(1)	938,920	3,398,908
GlaxoSmithKline PLC(1)	643,471	12,596,631
Hays PLC(1)	2,783,680	4,684,966
HSBC Holdings PLC(1)	810,775	8,623,098
Invesco, Ltd.	155,154	3,219,446
Kingfisher PLC#(1)	4,206,805	14,438,370
Marks & Spencer Group PLC(1)	678,710	3,734,705
Old Mutual PLC(1)	4,456,063	6,753,754
Pearson PLC(1)	762,307	9,272,078
Persimmon PLC†(1)	509,185	4,058,194
Premier Foods PLC†(1)	20,777,609	14,930,597
Royal Dutch Shell PLC, Class A(1)	167,235	4,629,943
Royal Dutch Shell PLC, Class B(1)	268,205	7,291,825
SIG PLC(1)	4,032,874	9,178,656
The Sage Group PLC(1)	503,100	1,798,878
Vodafone Group PLC(1)	10,414,347	22,449,162

		161,280,875

Total Common Stock
(cost $800,793,817)		734,542,759

PREFERRED STOCK - 0.8%
Brazil - 0.8%
Vale SA ADR # (cost $3,693,040)	348,074	5,990,353

Total Long-Term Investment Securities
(cost $804,486,857)		740,533,112

SHORT-TERM INVESTMENT SECURITIES - 10.0%
Collective Investment Pool - 7.0%
Securities Lending Quality Trust(2)(4)	54,977,515	54,325,834

U.S. Government Agencies - 3.0%
Federal Home Loan Bank Disc. Notes 0.08% due 09/01/09	$22,890,000	22,890,000

Total Short-Term Investment Securities
(cost $77,867,515)		77,215,834

TOTAL INVESTMENTS
(cost $882,354,372)(3)	106.4%	817,748,946
Liabilities in excess of other assets	(6.4)	(49,335,619)

NET ASSETS	100.0%	$768,413,327

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2009, the aggregate value of these securities was $7,278,138 representing 1.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $664,191,390 representing 86.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	At August 31, 2009, the Fund had loaned securities with a total value of $52,114,252. This was secured by collateral of $54,977,515, which was received in cash and subsequently invested in short-term investments currently valued at $54,325,834 as reported in the Portfolio of Investments. The remaining collateral of $191,898 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	1.13% to 3.63%	10/31/09 to 01/15/12
United States Treasury Bonds	3.50% to 7.50%	11/15/24 to 02/15/39

ADR - American Depository Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

GDR - Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
France	$—	$80,558,602	(b)	$—	$80,558,602
Germany	—	70,412,450	(b)	—	70,412,450
Japan	—	41,235,578	(b)	—	41,235,578
Netherlands	—	41,046,472	(b)	—	41,046,472
Switzerland	6,219,334	53,093,015	(b)	—	59,312,349
Taiwan	2,885,198	40,317,075	(b)	—	43,202,273
United Kingdom	3,228,707	158,052,168	(b)	—	161,280,875
Other Countries(a)	58,018,130	179,476,030	(b)	—	237,494,160
Preferred Stock	5,990,353	—		—	5,990,353
Short-Term Investment Securities:
Collective Investment Pool	—	54,325,834		—	54,325,834
U.S. Government Agencies	—	22,890,000		—	22,890,000

Total	$76,341,722	$741,407,224		$—	$817,748,946

(a)	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)

See Notes to Portfolio of Investments

Industry Allocation*
Medical-Drugs	8.0%
Collective Investment Pool	7.1
Oil Companies-Integrated	6.8
Insurance-Multi-line	5.5
Cellular Telecom	4.7
Telecom Services	4.5
Telephone-Integrated	4.1
Insurance-Reinsurance	3.3
Human Resources	3.3
U.S. Government Agencies	3.0
Electronic Components-Semiconductors	2.9
Banks-Commercial	2.6
Multimedia	2.6
Semiconductor Components-Integrated Circuits	2.5
Auto-Cars/Light Trucks	2.4
Electric-Integrated	2.3
Food-Wholesale/Distribution	2.0
Insurance-Life/Health	1.9
Retail-Building Products	1.9
Oil Companies-Exploration & Production	1.8
Electronic Components-Misc.	1.8
Diversified Manufacturing Operations	1.7
Computers-Periphery Equipment	1.6
Applications Software	1.6
Enterprise Software/Service	1.5
Building-Heavy Construction	1.5
Cable/Satellite TV	1.4
Transport-Services	1.3
Diversified Financial Services	1.3
Wireless Equipment	1.3
Building Products-Air & Heating	1.2
Retail-Restaurants	1.2
Computers	1.1
Food-Misc.	1.1
Toys	1.1
Retail-Automobile	1.0
Diversified Banking Institutions	1.0
Real Estate Operations & Development	0.9
Computer Services	0.8
Athletic Footwear	0.8
Diversified Minerals	0.8
Diversified Operations	0.7
Aerospace/Defense	0.7
Publishing-Books	0.7
Diversified Operations/Commercial Services	0.7
Oil Refining & Marketing	0.6
Machinery-General Industrial	0.6
Rubber-Tires	0.5
Building-Residential/Commercial	0.5
Retail-Major Department Stores	0.5
Security Services	0.4
Paper & Related Products	0.4
Investment Companies	0.4
Medical-Wholesale Drug Distribution	0.3
Chemicals-Other	0.2

106.4%

*	Calculated as a percentage of net assets

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.6%
Australia - 0.5%

Qantas Airways, Ltd.(3)	556,000	$1,195,047

Austria - 1.6%

OMV AG(3)	71,000	2,800,795
Voestalpine AG(3)	30,970	998,219

		3,799,014

Bermuda - 1.6%

Bunge, Ltd.	46,200	3,095,862
Noble Group, Ltd.#(3)	460,000	675,720

		3,771,582

Brazil - 0.3%

Petroleo Brasileiro SA ADR	16,300	646,132

Canada - 1.5%

Bombardier, Inc.	173,300	633,204
Inmet Mining Corp.	45,600	1,976,868
Yellow Pages Income Fund	190,400	880,040

		3,490,112

China - 0.5%

Bank of China, Ltd.(3)	2,316,000	1,126,016

Denmark - 0.6%

D/S Norden(3)	42,400	1,495,186

France - 3.1%

AXA SA(3)	175,562	4,013,857
Societe Generale(3)	30,192	2,446,460
Vivendi SA(3)	30,775	877,916

		7,338,233

Germany - 2.9%

Aixtron AG(3)	42,587	836,429
E.ON AG(3)	77,923	3,302,094
RWE AG(3)	29,591	2,745,003

		6,883,526

Greece - 2.3%

National Bank of Greece SA†(3)	94,714	2,982,449
OPAP SA(3)	99,045	2,417,113

		5,399,562

Hong Kong - 0.3%

Swire Pacific, Ltd., Class A(3)	66,000	688,253

Ireland - 0.5%

Dragon Oil PLC†(3)	207,000	1,281,307

Italy - 0.8%

Buzzi Unicem SpA(3)	39,050	669,082
Mediaset SpA(3)	189,539	1,251,934

		1,921,016

Japan - 10.1%

Astellas Pharma, Inc.(3)	47,600	1,901,578
Canon, Inc.#(3)	86,300	3,289,054
Daito Trust Construction Co., Ltd.(3)	13,900	659,851
INPEX Corp.(3)	244	1,979,313
Japan Retail Fund Investment Corp.#(3)	245	1,304,652
Mitsubishi Corp.(3)	73,000	1,456,225
Mizuho Financial Group, Inc.#(3)	605,400	1,475,094
Nintendo Co., Ltd.(3)	2,000	539,376
Nippon Telegraph and Telephone Corp.(3)	93,221	4,145,965
Nissan Motor Co., Ltd.†(3)	135,200	943,011
ORIX Corp.#(3)	30,110	2,301,388
Sumitomo Metal Mining Co., Ltd.(3)	96,000	1,466,448
Tokyo Steel Manufacturing Co., Ltd.(3)	176,400	2,312,268

		23,774,223

Mexico - 0.9%

Grupo Mexico SA de CV, Class B†	1,502,699	2,160,497

Netherlands - 1.0%

ING Groep NV†(3)	154,699	2,341,031

Norway - 2.2%

StatoilHydro ASA(3)	237,000	5,185,538

Singapore - 2.5%

DBS Group Holdings, Ltd.(3)	172,000	1,506,960
Singapore Airlines, Ltd.(3)	291,000	2,597,369
Singapore Airport Terminal Services, Ltd.(3)	212,430	363,905
Wilmar International, Ltd.(3)	315,000	1,429,586

		5,897,820

South Africa - 1.5%

Arcelormittal South Africa Ltd.(3)	110,334	1,655,793
Aveng, Ltd.(3)	367,992	1,948,621

		3,604,414

Spain - 2.2%

Banco Santander SA(3)	342,630	5,284,780

Sweden - 0.7%

Hennes & Mauritz AB, Class B#(3)	27,537	1,527,852

Switzerland - 3.7%

Roche Holding AG(3)	20,485	3,259,636
Zurich Financial Services AG(3)	24,493	5,399,721

		8,659,357

Taiwan - 2.3%

AU Optronics Corp.(3)	560,000	556,116
Coretronic Corp.(3)	991,000	1,130,658
Macronix International Co., Ltd.(3)	1,429,551	677,232
MediaTek, Inc.(3)	203,406	2,945,565

		5,309,571

United Arab Emirates - 0.3%

DP World, Ltd.	1,576,000	661,920

United Kingdom - 7.4%

Antofagasta PLC(3)	125,184	1,547,156
AstraZeneca PLC(3)	52,077	2,399,575
BAE Systems PLC(3)	440,131	2,224,056
BP PLC(3)	144,849	1,246,760
Reckitt Benckiser Group PLC(3)	47,073	2,180,275
Royal Dutch Shell PLC, Class A	266,820	7,403,538
TUI Travel PLC(3)	131,541	512,738

		17,514,098

United States - 44.3%

Aflac, Inc.	36,400	1,478,568

Alliance Data Systems Corp.†#		25,800	1,433,448
Altria Group, Inc.		101,100	1,848,108
Amgen, Inc.†		37,500	2,240,250
Apollo Group, Inc., Class A†		80,000	5,185,600
Archer-Daniels-Midland Co.		179,000	5,160,570
Bank of America Corp.		305,238	5,369,136
Broadridge Financial Solutions, Inc.		172,700	3,595,614
Cabot Corp.		64,300	1,272,497
CIGNA Corp.		54,500	1,603,935
Cisco Systems, Inc.†		44,700	965,520
Colgate-Palmolive Co.		33,300	2,420,910
Discover Financial Services		46,000	632,500
DISH Network Corp., Class A†		45,000	733,950
Eli Lilly & Co.		109,900	3,677,254
Exxon Mobil Corp.		56,554	3,910,709
Hospitality Properties Trust		57,300	1,044,006
HRPT Properties Trust		33,191	215,078
Hudson City Bancorp, Inc.		121,300	1,591,456
Ingram Micro, Inc., Class A†#		298,900	5,009,564
Integrated Device Technology, Inc.†		197,165	1,346,637
Johnson & Johnson		46,900	2,834,636
L-3 Communications Holdings, Inc.		59,900	4,456,560
Lexmark International, Inc., Class A†#		66,747	1,257,513
Lockheed Martin Corp.		15,400	1,154,692
Microsoft Corp.		116,960	2,883,064
Oracle Corp.		44,900	981,963
Pfizer, Inc.		351,500	5,870,050
Philip Morris International, Inc.		126,600	5,786,886
Qwest Communications International, Inc.#		934,500	3,354,855
R.R. Donnelley & Sons Co.		180,100	3,212,984
RadioShack Corp.		284,967	4,311,551
State Street Corp.		81,200	4,261,376
Terra Industries, Inc.		50,100	1,558,611
Texas Instruments, Inc.		144,200	3,545,878
The Goldman Sachs Group, Inc.		10,100	1,671,146
Timken Co.		30,000	633,300
UGI Corp.		21,900	558,669
Unum Group		42,300	953,019
Valero Energy Corp.		33,200	622,168
Verizon Communications, Inc.		35,000	1,086,400
Western Digital Corp.†		49,100	1,683,148
Wyeth		18,900	904,365

			104,318,144

Total Common Stock (cost $219,829,642)			225,274,231

PREFERRED STOCK - 0.3%
Germany - 0.3%
Porsche Automobil Holding SE(3) (cost $614,971)		8,500	626,939

EXCHANGE TRADED FUNDS - 2.8%
iShares MSCI EAFE Index Fund#		61,169	3,222,383
SPDR Trust, Series 1		31,929	3,274,319

Total Exchange Traded Funds (cost $5,754,011)			6,496,702

Total Long-Term Investment Securities (cost $226,198,624)			232,397,872

SHORT-TERM INVESTMENT SECURITIES - 8.8%
Collective Investment Pool - 8.8%
Securities Lending Quality Trust (1)(4) (cost $20,953,975)		20,953,975	20,705,595

REPURCHASE AGREEMENT - 1.5%
Agreement with Banc of America Securities LLC, bearing interest at 0.15% dated 08/31/09 to be repurchased 09/01/09 in the amount of $3,591,015 and collateralized by $3,680,000 of United States Treasury Bills bearing interest at 0.42% due 08/26/10 and having an approximate value of $3,665,464 (cost $3,591,000)		$3,591,000	3,591,000

TOTAL INVESTMENTS (cost $250,743,599) (2)	109.0%		256,694,467
Liabilities in excess of other assets	(9.0)		(21,232,967)

NET ASSETS -	100.0%		$235,461,500

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $104,124,965 representing 44.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(4)	At August 31, 2009, the Fund had loaned securities with a total value of $20,928,811. This was secured by collateral of $20,953,975, which was received in cash and subsequently invested in short-term investments currently valued at $20,705,595 as reported in the Portfolio of Investments. The remaining collateral of $1,105,327 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	0.01%	04/01/10
United States Treasury Notes	4.50%	05/15/10
United States Treasury Bonds	4.25%	05/15/39

ADR - American Depository Receipt

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
*CAD	808,200	USD	740,530	9/10/2009	$2,261
*CAD	2,097,200	USD	1,945,027	9/17/2009	29,255
DKK	3,900,400	USD	755,448	9/17/2009	4,455
*EUR	6,480,200	USD	9,337,828	9/17/2009	47,656
*GBP	5,719,400	USD	9,590,802	9/17/2009	280,241
SGD	7,175,000	USD	4,983,562	9/17/2009	4,916
*USD	13,010,682	AUD	15,557,600	9/17/2009	123,415
*USD	3,277,736	CHF	3,521,500	9/17/2009	48,293
*USD	4,753,795	JPY	454,786,100	9/17/2009	134,250
*USD	3,952,684	NOK	23,849,900	9/17/2009	8,965
*USD	5,375,279	SEK	38,432,800	9/17/2009	24,065

					$707,772

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
*AUD	6,651,800	USD	5,561,225	9/17/2009	$(54,383)
*CHF	4,337,800	USD	4,080,122	9/17/2009	(16,896)
*EUR	3,415,100	USD	4,838,392	9/17/2009	(57,578)
*JPY	296,738,400	USD	3,114,703	9/17/2009	(74,644)
*NOK	45,393,800	USD	7,526,839	9/17/2009	(13,415)
*SEK	27,543,300	USD	3,852,786	9/17/2009	(16,714)
*USD	2,070,447	CAD	2,231,600	9/10/2009	(31,940)
*USD	7,177,464	CAD	7,736,900	9/17/2009	(109,879)
*USD	11,600,869	EUR	8,051,600	9/17/2009	(57,900)
*USD	14,658,742	GBP	8,739,500	9/17/2009	(431,786)
USD	1,134,515	HKD	8,789,200	9/17/2009	(359)

					(865,494)

Net Unrealized Appreciation (Depreciation)					$(157,722)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Japan	$—	$23,774,223	(b)	$—	$23,774,223
United Kingdom	7,403,538	10,110,560	(b)	—	17,514,098
United States	104,318,144	—		—	104,318,144
Other Countries(a)	10,054,523	69,613,243	(b)	—	79,667,766
Exchange Traded Funds	6,496,702	—		—	6,496,702
Preferred Stock	—	626,939		—	626,939
Short-Term Investment Securities:
Collective Investment Pool	—	20,705,595		—	20,705,595
Repurchase Agreement	—	3,591,000		—	3,591,000
Other Financial Instruments:(c)
Forward Foreign Currency Contracts - Appreciation	—	707,772		—	707,772
Forward Foreign Currency Contracts - Depreciation	—	(865,494)		—	(865,494)

Total	$128,272,907	$128,263,838		$—	$256,536,745

(a)	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)
(c)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Legend

AUD - Australian Dollar

CAD - Canada Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro Dollar

GBP - Bristish Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Industry Allocation*
Oil Companies-Integrated	9.0%
Collective Investment Pool	8.8
Medical-Drugs	7.7
Banks-Commercial	5.3
Insurance-Multi-line	5.0
Agricultural Operations	4.1
Diversified Banking Institutions	4.0
Telephone-Integrated	3.6
Tobacco	3.2
Electronic Components-Semiconductors	2.8
Electric-Integrated	2.6
Schools	2.2
Distribution/Wholesale	2.1
Steel-Producers	2.1
Electronics-Military	1.9
Retail-Consumer Electronics	1.8
Banks-Fiduciary	1.8
Airlines	1.6
Data Processing/Management	1.5
Repurchase Agreements	1.5
Metal-Copper	1.5
Aerospace/Defense	1.4
Office Automation & Equipment	1.4
Index Fund-Large Cap	1.4
Oil Companies-Exploration & Production	1.4
Index Fund	1.4
Printing-Commercial	1.4
Applications Software	1.2
Medical Products	1.2
Real Estate Investment Trusts	1.1
Insurance-Life/Health	1.0
Cosmetics & Toiletries	1.0
Gambling (Non-Hotel)	1.0
Finance-Leasing Companies	1.0
Medical-Biomedical/Gene	1.0
Soap & Cleaning Preparation	0.9
Non-Ferrous Metals	0.9
Semiconductor Components-Integrated Circuits	0.9
Building & Construction-Misc.	0.8
Electronic Components-Misc.	0.7
Computers-Memory Devices	0.7
Medical-HMO	0.7
Savings & Loans/Thrifts	0.7
Auto-Cars/Light Trucks	0.7
Agricultural Chemicals	0.7
Retail-Apparel/Shoe	0.6
Transport-Marine	0.6
Diversified Minerals	0.6
Import/Export	0.6
Commercial Services	0.6
Diversified Operations	0.6
Chemicals-Specialty	0.5
Computers-Periphery Equipment	0.5
Television	0.5
Enterprise Software/Service	0.4
Networking Products	0.4
Publishing-Periodicals	0.4
Multimedia	0.4
Semiconductor Equipment	0.4
Cable/Satellite TV	0.3
Building Products-Cement	0.3
Warehousing & Harbor Transportation Services	0.3
Real Estate Management/Services	0.3
Metal Processors & Fabrication	0.3
Diversified Manufacturing Operations	0.3
Finance-Credit Card	0.3
Oil Refining & Marketing	0.3
Gas-Distribution	0.2
Toys	0.2
Travel Services	0.2
Airport Development/Maintenance	0.2

109.0%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.8%
Australia - 7.3%

BGP Holdings PLC(4)(7)	479,213	$0
CFS Retail Property Trust(1)	2,106,076	3,371,284
Commonwealth Property Office Fund(1)	3,346,885	2,536,061
Dexus Property Group(1)	5,375,882	3,373,594
GPT Group(1)	678,213	351,404
ING Office Fund(1)	4,607,554	2,120,215
Macquarie Office Trust(1)	10,920,671	2,489,390
Stockland(1)	213,468	679,117
Westfield Group(1)	428,963	4,567,384

		19,488,449

Bermuda - 2.2%

Hong Kong Land Holdings, Ltd.(1)	342,000	1,390,641
Hopson Development Holdings, Ltd.(1)	1,146,000	1,690,414
Kerry Properties, Ltd.(1)	611,500	2,903,798

		5,984,853

Brazil - 0.1%

BR Malls Participacoes SA†	23,276	237,120

Canada - 2.7%

Allied Properties Real Estate Investment Trust	44,700	710,055
Boardwalk Real Estate Investment Trust	39,800	1,334,241
Chartwell Seniors Housing REIT	135,100	802,147
Cominar Real Estate Investment Trust	54,360	898,262
First Capital Realty, Inc.	59,000	1,030,984
InnVest Real Estate Investment Trust	575,000	2,011,646
RioCan Real Estate Investment Trust†	21,300	327,842

		7,115,177

Cayman Islands - 1.6%

China Resources Land, Ltd.(1)	1,080,000	2,264,772
Shimao Property Holdings, Ltd.(1)	1,266,000	1,886,956

		4,151,728

France - 5.6%

Klepierre(1)	9,569	359,851
Mercialys SA(1)	32,375	1,188,443
Societe Immobiliere de Location pour l’Industrie et le Commerce(1)	16,257	1,962,336
Unibail-Rodamco SE(1)	58,003	11,499,825

		15,010,455

Hong Kong - 9.2%

China Overseas Land & Investment, Ltd.(1)	1,394,000	2,815,914
Hang Lung Properties, Ltd.(1)	621,000	1,935,188
Henderson Land Development Co., Ltd.(1)	810,000	4,742,583
Hysan Development Co., Ltd.(1)	482,953	1,135,580
Shui On Land, Ltd.(1)	451,000	250,061
Sino Land Co., Ltd.(1)	28,000	48,017
Sun Hung Kai Properties, Ltd.(1)	763,000	10,282,895
The Link REIT(1)	871,500	1,919,435
Wharf Holdings, Ltd.(1)	307,000	1,368,926

		24,498,599

Japan - 9.9%

BLife Investment Corp.(1)	109	446,003
Frontier Real Estate Investment Corp.(1)	106	754,619
Japan Real Estate Investment Corp.(1)	155	1,262,019
Mitsubishi Estate Co., Ltd.(1)	351,000	5,782,281
Mitsui Fudosan Co., Ltd.(1)	464,000	8,704,423
Nippon Building Fund, Inc.(1)	167	1,469,185
Sumitomo Real Estate Sales Co., Ltd.(1)	13,860	593,998
Sumitomo Realty & Development Co., Ltd.(1)	264,000	5,514,197
Tokyu REIT, Inc.(1)	174	983,095
United Urban Investment Corp.(1)	135	751,875

		26,261,695

Netherlands - 1.2%

Corio NV(1)	2,090	127,900
Eurocommercial Properties NV(1)	4,000	158,981
Vastned Offices/Industrial NV(1)	156,819	2,678,505
Wereldhave NV(1)	1,082	106,134

		3,071,520

Singapore - 2.9%

Allgreen Properties, Ltd.(1)	787,000	637,879
Ascendas Real Estate Investment Trust(1)	759,600	868,972
CapitaCommercial Trust(1)	75,000	46,275
CapitaLand, Ltd.(1)	1,646,000	4,231,612
CapitaMall Trust(1)	1,602,400	1,810,915
Yanlord Land Group, Ltd.(1)	72,000	114,790

		7,710,443

Sweden - 2.1%

Castellum AB(1)	247,564	2,326,822
Hufvudstaden AB(1)	372,696	2,883,544
Wihlborgs Fastigheter AB(1)	25,835	463,910

		5,674,276

United Kingdom - 6.0%

Berkeley Group Holdings PLC†(1)	46,094	706,930
British Land Co. PLC(1)	83,578	654,231
Derwent London PLC(1)	156,217	2,912,213
Great Portland Estates PLC(1)	650,867	2,765,860
Hammerson PLC(1)	423,341	2,771,776
Helical Bar PLC(1)	113,196	677,899
Land Securities Group PLC(1)	450,547	4,494,230
Segro PLC(1)	162,745	944,783
Shaftesbury PLC(1)	10,268	62,971

		15,990,893

United States - 46.0%

Acadia Realty Trust	74,542	1,141,238
Alexandria Real Estate Equities, Inc.	53,600	2,986,056
AMB Property Corp.	28,700	655,221
American Campus Communities, Inc.	41,600	1,082,016
AvalonBay Communities, Inc.	42,616	2,745,749
Boston Properties, Inc.	94,160	5,704,213
Camden Property Trust	109,952	4,035,238

DCT Industrial Trust, Inc.	396,700	2,094,576
Digital Realty Trust, Inc.	122,600	5,342,908
EastGroup Properties, Inc.	41,600	1,565,824
Equity Residential	204,646	5,588,882
Essex Property Trust, Inc.	47,000	3,506,670
Federal Realty Investment Trust	57,409	3,580,599
HCP, Inc.	86,500	2,463,520
Health Care REIT, Inc.	113,043	4,828,067
Highwoods Properties, Inc.	100,200	2,942,874
Host Hotels & Resorts, Inc.	441,380	4,400,559
Jones Lang LaSalle, Inc.	18,911	886,548
Kilroy Realty Corp.	51,700	1,432,607
Kimco Realty Corp.	72,200	906,110
LaSalle Hotel Properties	19,900	329,345
Liberty Property Trust	107,900	3,535,883
Mack-Cali Realty Corp.	87,000	2,786,610
Mid-America Apartment Communities, Inc.	35,300	1,545,434
Nationwide Health Properties, Inc.	131,700	4,198,596
Omega Healthcare Investors, Inc.	93,240	1,576,688
Plum Creek Timber Co., Inc.	25,429	770,244
ProLogis	345,179	3,838,391
Public Storage	79,282	5,593,345
Rayonier, Inc.	28,000	1,202,600
Regency Centers Corp.	36,700	1,231,285
Senior Housing Properties Trust	156,800	3,145,408
Simon Property Group, Inc.	186,329	11,854,251
SL Green Realty Corp.	94,669	3,340,869
Starwood Hotels & Resorts Worldwide, Inc.	14,116	420,374
Starwood Property Trust, Inc.†	90,980	1,800,494
Tanger Factory Outlet Centers, Inc.	55,800	2,099,196
The Macerich Co.	108,245	3,102,302
Ventas, Inc.	141,762	5,558,488
Vornado Realty Trust	90,207	5,188,707
Washington Real Estate Investment Trust	40,196	1,083,684

		122,091,669

Total Common Stock
(cost $204,579,635)		257,286,877

PREFERRED STOCK - 0.0%
United States - 0.0%

Corporate Office Properties Trust, Series J 7.63%	253	5,715
LaSalle Hotel Properties 7.50%	836	16,093
LaSalle Hotel Properties 7.25%	2,936	55,197

Total Preferred Stock
(cost $76,639)		77,005

ASSET BACKED SECURITIES - 0.9%
United States - 0.9%

Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-T18, Class A4 4.93% due 02/13/42(2)	$175,000	166,959
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.62% due 03/11/39(2)(3)	470,000	441,332
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T22, Class A4 5.63% due 04/12/38(2)(3)	168,000	159,345
DLJ Commercial Mtg. Corp. Series 1998-CG1, Class B4 7.46% due 06/10/31(2)(3)	340,000	341,760
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class AJ 5.47% due 12/15/44(2)(3)	25,000	14,812
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/30(2)	150,000	143,846
Morgan Stanley Capital I Series 2005-HQ7, Class A4 5.38% due 11/14/42(2)(3)	200,000	193,324
Morgan Stanley Capital I Series 2005-T19, Class A4A 4.89% due 06/12/47(2)	240,000	229,430
Morgan Stanley Capital I Series 2005-HQ7, Class AJ 5.38% due 11/14/42(2)(3)	80,000	47,575
Park Square Mtg. Trust Series 2000-CB50, Class B1 7.57% due 11/05/10(2)(4)(5)(7)	75,000	80,089
Wachovia Bank Commercial Mtg. Trust Series 2005-C21, Class AM 5.38% due 10/15/44(2)(3)	600,000	501,357

Total Asset Backed Securities
(cost $2,071,716)		2,319,829

CORPORATE BONDS & NOTES - 0.4%
United States - 0.4%

Federal Realty Investment Trust Senior Notes 5.40% due 12/01/13	304,000	299,200
Federal Realty Investment Trust Senior Notes 6.00% due 07/15/12	185,000	190,819
Mack-Cali Realty Corp. Senior Notes 7.75% due 08/15/19	200,000	202,749
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	50,000	49,677
Nationwide Health Properties, Inc. Senior Notes 6.50% due 07/15/11	360,000	350,374

Total Corporate Bonds & Notes
(cost $989,628)		1,092,819

Total Long-Term Investment Securities
(cost $207,717,618)		260,776,530

SHORT-TERM INVESTMENT SECURITIES - 1.3%
Time Deposits - 1.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/09 (cost $3,403,000)	3,403,000	3,403,000

TOTAL INVESTMENTS -
(cost $211,120,618)(6)	99.4%	264,179,530
Other assets less liabilities	0.6	1,479,899

NET ASSETS -	100.0%	$265,659,429

†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $127,842,911 representing 48.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Commercial Mortgage Backed Security
(3)	Variable Rate Security - the rate reflected is as of August 31, 2009, maturity date reflects the stated maturity date.
(4)	Illiquid security. At August 31, 2009, the aggregate value of these securities was $80,089 representing 0.0% of net assets.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note1. Certain restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2009, the Global Real Estate Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/Shares	Acquisition Cost	Market Value	Market Value Par Share	% of Net Assets
Park Square Mtg. Trust 7.57% due 11/05/10	05/05/2009	$75,000	$81,141	$80,089	$1.07	0.03%

(6)	See Note 5 for cost of investments on a tax basis.
(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Australia	$—	$19,488,449	(b)	$0	$19,488,449
France	—	15,010,455	(b)	—	15,010,455
Hong Kong	—	24,498,599	(b)	—	24,498,599
Japan	—	26,261,695	(b)	—	26,261,695
United Kingdom	—	15,990,893	(b)	—	15,990,893
United States	122,091,669	—		—	122,091,669
Other Countries(a)	7,352,297	26,592,820	(b)	—	33,945,117
Preferred Stock	77,005	—		—	77,005
Asset Backed Securities	—	2,239,740		80,089	2,319,829
Corporate Bonds & Notes	—	1,092,819		—	1,092,819
Short-Term Investment Securities:
Time Deposit	—	3,403,000		—	3,403,000

Total	$129,520,971	$134,578,470		$80,089	$264,179,530

(a)    Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

(b)    Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)

The following is reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock - Australia	Asset Backed Securities

Balance as of 5/31/2009	$—	$82,500

Accrued discounts/premiums	—	—

Realized gain(loss)	—	—

Change in unrealized appreciation(depreciation)	—	(2,411)

Net purchases(sales)	0	—

Transfers in and/or out of Level 3	—	—

Balance as of 8/31/2009	$0	$80,089

Industry Allocation*
Real Estate Investment Trusts	68.7%
Real Estate Operations & Development	21.0
Real Estate Management/Services	5.3
Time Deposits	1.3
Property Trust	0.9
Diversified Financial Services	0.9
Diversified Operations	0.5
Forestry	0.3
Building-Residential/Commercial	0.3
Hotels/Motels	0.2

99.4%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.3%
Australia - 3.7%

AGL Energy, Ltd.(1)	8,793	$103,931
Alumina, Ltd.†(1)	33,891	46,359
Amcor, Ltd.(1)	24,691	120,397
AMP, Ltd.(1)	38,895	208,899
Australia and New Zealand Banking Group, Ltd.(1)	39,291	706,492
BGP Holdings PLC(2)	60,919	0
BHP Billiton, Ltd.(1)	59,865	1,869,465
BlueScope Steel, Ltd.(1)	26,728	64,024
Brambles, Ltd.(1)	30,050	188,537
Commonwealth Bank of Australia(1)	26,700	1,037,251
CSL, Ltd.(1)	12,827	348,637
Fortescue Metals Group, Ltd.†(1)	27,256	101,360
GPT Group(1)	60,919	31,564
Incitec Pivot, Ltd.(1)	26,840	67,805
Leighton Holdings, Ltd.(1)	3,312	103,315
Macquarie Group, Ltd.(1)	5,363	229,949
Macquarie Infrastructure Group(1)	31,356	35,224
National Australia Bank, Ltd.(1)	36,216	871,171
Newcrest Mining, Ltd.(1)	8,551	217,288
Orica, Ltd.(1)	10,104	192,688
Origin Energy, Ltd.(1)	17,235	222,283
QBE Insurance Group, Ltd.(1)	20,337	393,006
Santos, Ltd.(1)	12,511	166,887
Sims Metal Management, Ltd.(1)	4,655	91,027
SP AusNet(1)	339,800	220,600
Transurban Group(1)	22,307	76,136
Westfield Group(1)	54,087	575,891
Westpac Banking Corp.(1)	56,866	1,170,570
Woodside Petroleum, Ltd.(1)	11,181	461,302
WorleyParsons, Ltd.(1)	5,543	132,645

		10,054,703

Austria - 0.3%

Erste Group Bank AG(1)	2,278	97,187
Oesterreichische Elektrizitaetswirtschafts AG(1)	4,204	213,799
OMV AG(1)	9,908	390,849
Voestalpine AG(1)	2,683	86,478

		788,313

Belgium - 0.3%

Belgacom SA(1)	1,515	56,837
Colruyt SA(1)	332	76,183
Dexia SA†(1)	11,210	96,065
Fortis†(1)	35,636	152,745
KBC Groep NV†(1)	5,678	213,528
Solvay SA(1)	1,877	197,753
Umicore(1)	2,492	67,660

		860,771

Bermuda - 0.8%

Accenture PLC, Class A	11,163	368,379
Cheung Kong Infrastructure Holdings, Ltd.(1)	96,000	345,541
Cooper Industries, Ltd., Class A	11,630	375,068
Esprit Holdings, Ltd.(1)	19,000	115,353
Li & Fung, Ltd.(1)	60,000	200,129
Mongolia Energy Co., Ltd.†(1)	27,000	9,495
Noble Group, Ltd.(1)	462,000	678,658
NWS Holdings, Ltd.(1)	15,000	29,631
Seadrill, Ltd.†(1)	9,200	164,674

		2,286,928

Canada - 4.8%

Agnico-Eagle Mines, Ltd.	2,200	126,182
Agrium, Inc.	3,000	143,457
Alimentation Couche-Tard, Inc.	4,600	78,827
Bank of Montreal	8,200	396,986
Bank of Nova Scotia	18,400	770,791
Barrick Gold Corp.	14,400	496,946
Brookfield Asset Management, Inc.	9,200	187,656
Canadian Imperial Bank of Commerce	6,000	352,135
Canadian Natural Resources, Ltd.	10,400	595,738
Canadian Oil Sands Trust	6,500	163,279
Canadian Pacific Railway, Ltd.	2,800	134,073
Canadian Tire Corp., Ltd.	500	26,079
Enbridge, Inc.	8,100	302,617
Enerplus Resources Fund	1,000	20,936
Ensign Energy Services, Inc.	900	13,203
Fairfax Financial Holdings, Ltd.	200	67,994
First Quantum Minerals, Ltd.	1,700	100,672
Fortis, Inc. Canada	17,000	386,819
George Weston Ltd.	2,100	109,455
Goldcorp, Inc.	11,900	433,607
Husky Energy, Inc.	6,200	166,957
Imperial Oil, Ltd.	6,300	226,564
Kinross Gold Corp.	13,200	250,556
Loblaw Cos., Ltd.	3,400	103,266
Magna International, Inc.	2,600	117,799
Manulife Financial Corp.	27,600	568,009
Nexen, Inc.	10,000	196,392
Penn West Energy Trust	8,300	106,977
Potash Corp. of Saskatchewan, Inc.	5,300	470,476
Power Corp. of Canada	4,400	117,320
Research In Motion, Ltd.†	8,100	594,506
Rogers Communications, Inc., Class B	7,500	206,486
Royal Bank of Canada	22,700	1,170,509
Shaw Communications, Inc., Class B	6,200	106,415
Shoppers Drug Mart Corp.	13,200	518,475
Silver Wheaton Corp.†	2,400	24,948
Sino-Forest Corp.†	2,600	32,300
Sun Life Financial, Inc.	12,600	372,907
Suncor Energy, Inc.	31,744	971,095
Talisman Energy, Inc.	24,400	392,272
Teck Resources, Ltd.†	13,100	316,147
TELUS Corp.	2,200	68,226
TELUS Corp. (Non Voting Shares)	2,900	85,960
Thomson Reuters Corp.	3,700	118,055
Toronto-Dominion Bank	13,800	853,148
TransAlta Corp.	3,200	62,319
Yamana Gold, Inc.	10,700	98,423

		13,223,959

Cayman Islands - 0.0%

Kingboard Chemical Holdings, Ltd.(1)	3,000	9,519

Denmark - 0.3%

Danske Bank A/S†(1)	9,241	248,605
Novo Nordisk A/S, Class B(1)	3,781	231,066

Vestas Wind Systems A/S†(1)	4,174	299,795

		779,466

Finland - 0.4%

Kesko Oyj, Class B(1)	1,548	45,613
Kone Oyj, Class B(1)	2,824	98,395
Metso Corp.(1)	9,062	228,819
Neste Oil Oyj(1)	24,081	400,910
Nokian Renkaat Oyj(1)	3,179	71,669
Outokumpu Oyj(1)	4,214	89,510
Rautaruukki Oyj(1)	5,788	135,592
Stora Enso Oyj, Class R†(1)	18,283	125,738

		1,196,246

France - 4.9%

Air France-KLM†(1)	6,315	96,914
Alcatel-Lucent†(1)	102,883	388,394
Atos Origin SA†(1)	1,741	81,947
BNP Paribas(1)	14,075	1,135,876
Cie Generale de Geophysique-Veritas†(1)	4,121	88,790
Credit Agricole SA(1)	22,849	423,892
Eiffage SA(1)	1,011	71,975
Eramet(1)	396	128,165
Essilor International SA(1)	1,375	74,313
France Telecom SA(1)	56,480	1,439,931
Groupe Danone SA(1)	22,976	1,250,601
Hermes International(1)	1,640	243,261
L’Oreal SA(1)	12,600	1,242,705
Lagardere SCA(1)	2,934	126,665
Legrand SA(1)	10,724	263,556
Natixis†(1)	29,559	135,021
Peugeot SA†(1)	4,511	131,163
PPR(1)	1,775	206,679
Publicis Groupe(1)	2,894	106,707
Sanofi-Aventis(1)	20,807	1,413,474
Societe Generale(1)	11,421	925,445
Suez Environnement Co.(1)	18,441	379,950
Technip SA(1)	2,943	182,289
Unibail-Rodamco(1)	955	189,341
Vallourec SA(1)	1,991	303,559
Veolia Environnement(1)	17,335	601,204
Vinci SA(1)	12,976	698,410
Vivendi(1)	35,242	1,005,346

		13,335,573

Germany - 3.3%

Allianz SE(1)	8,722	1,008,677
BASF SE(1)	28,760	1,503,989
Bayerische Motoren Werke AG(1)	6,780	309,512
Beiersdorf AG(1)	5,550	282,079
Commerzbank AG†(1)	12,506	115,955
Deutsche Boerse AG(1)	2,529	193,080
Deutsche Postbank AG†(1)	1,978	70,371
Deutsche Telekom AG(1)	95,305	1,270,316
Fraport AG(1)	1,024	51,799
Fresenius Medical Care AG(1)	1,393	62,643
Fresenius SE(1)	1,000	50,655
GEA Group AG(1)	5,570	98,742
Henkel AG & Co. KGaA(1)	7,234	242,009
Hochtief AG(1)	2,302	170,710
K+S AG(1)	3,224	163,777
Linde AG(1)	6,648	669,744
Metro AG(1)	7,732	420,090
Muenchener Rueckversicherungs AG(1)	4,143	618,038
Puma AG Rudolf Dassler Sport(1)	714	202,529
Salzgitter AG(1)	1,392	132,507
SAP AG(1)	18,555	906,500
Solarworld AG(1)	2,469	52,544
Suedzucker AG(1)	8,796	171,570
Wacker Chemie AG(1)	955	115,054

		8,882,890

Greece - 0.2%

Coca-Cola Hellenic Bottling Co. SA(1)	7,486	172,526
Hellenic Petroleum SA(1)	15,756	163,674
National Bank of Greece SA†(1)	5,062	159,398
Public Power Corp. SA†(1)	6,200	146,013

		641,611

Hong Kong - 0.9%

BOC Hong Kong Holdings, Ltd.(1)	34,000	68,062
Hang Lung Properties, Ltd.(1)	40,000	124,650
Hang Seng Bank, Ltd.(1)	7,000	99,533
Henderson Land Development Co., Ltd.(1)	34,000	199,071
Hong Kong & China Gas Co., Ltd.(1)	31,000	67,092
Hong Kong Exchanges & Clearing, Ltd.(1)	21,800	380,389
HongKong Electric Holdings, Ltd.(1)	80,500	449,523
MTR Corp., Ltd.(1)	15,500	52,267
New World Development Co., Ltd.(1)	64,000	129,052
Sino Land Co., Ltd.(1)	42,000	72,026
Sun Hung Kai Properties, Ltd.(1)	42,000	566,031
Swire Pacific, Ltd., Class A(1)	10,500	109,495
Wharf Holdings, Ltd.(1)	20,000	89,181

		2,406,372

Ireland - 0.2%

CRH PLC (Dublin)(1)	13,516	348,022
Kerry Group PLC(1)	4,389	114,885

		462,907

Israel - 0.1%

Teva Pharmaceutical Industries, Ltd. ADR	2,594	133,591

Italy - 2.2%

A2A SpA(1)	85,115	165,076
Assicurazioni Generali SpA(1)	12,415	310,027
Atlantia SpA(1)	4,855	108,118
Banca Intesa SpA(1)	24,776	80,875
ENI SpA(1)	70,050	1,662,965
Intesa Sanpaolo SpA†(1)	113,268	491,458
Luxottica Group SpA†(1)	9,303	226,017
Mediaset SpA(1)	8,930	58,984
Parmalat SpA(1)	48,767	125,348

Prysmian SpA(1)	4,778	89,539
Saipem SpA(1)	8,218	220,608
Saras SpA(1)	60,332	209,176
Snam Rete Gas SpA(1)	70,754	328,976
Telecom Italia SpA (Chi-X)(1)	133,026	215,340
Telecom Italia SpA (Milan)(1)	338,238	383,576
Terna Rete Elettrica Nazionale SpA(1)	133,729	492,976
UniCredit SpA†(1)	248,255	903,938

		6,072,997

Japan - 11.4%

ACOM Co., Ltd.(1)	740	15,151
Aeon Co., Ltd.(1)	37,000	390,735
Aeon Mall Co., Ltd.(1)	1,000	23,465
Aisin Seiki Co., Ltd.(1)	5,700	141,866
Ajinomoto Co., Inc.(1)	20,000	203,122
Amada Co., Ltd.(1)	11,000	76,752
Asahi Glass Co., Ltd.(1)	38,000	328,564
Astellas Pharma, Inc.(1)	11,200	447,430
Canon Marketing Japan, Inc.(1)	5,600	94,100
Canon, Inc.(1)	23,800	907,062
Casio Computer Co., Ltd.(1)	2,300	22,649
Central Japan Railway Co.(1)	47	317,617
Chugai Pharmaceutical Co., Ltd.(1)	4,100	83,701
Chuo Mitsui Trust Holdings, Inc.(1)	5,000	21,107
Coca-Cola West Japan Co., Ltd.(1)	7,700	148,706
Cosmo Oil Co., Ltd.(1)	5,000	15,289
Dai Nippon Printing Co., Ltd.(1)	20,000	290,936
Daido Steel Co., Ltd.(1)	8,000	31,951
Daihatsu Motor Co., Ltd.(1)	43,000	441,028
Daiichi Sankyo Co., Ltd.(1)	14,500	309,246
Daito Trust Construction Co., Ltd.(1)	1,200	56,966
Daiwa House Industry Co., Ltd.(1)	12,000	133,047
Daiwa Securities Group, Inc.(1)	33,000	204,646
Denso Corp.(1)	13,000	375,411
Dentsu, Inc.(1)	5,800	133,058
East Japan Railway Co.(1)	10,400	678,762
Eisai Co., Ltd.(1)	5,000	183,357
Fast Retailing Co., Ltd.(1)	1,200	143,203
Fuji Television Network, Inc.(1)	12	18,789
FUJIFILM Holdings Corp.(1)	13,500	402,239
Furukawa Electric Co., Ltd.(1)	15,000	66,041
Hankyu Hanshin Holdings, Inc.(1)	32,000	153,054
Hino Motors, Ltd.†(1)	13,000	53,445
Hitachi Construction Machinery Co., Ltd.(1)	3,500	70,511
Hitachi Metals, Ltd.(1)	7,000	70,831
Honda Motor Co., Ltd.(1)	37,000	1,160,810
Ibiden Co., Ltd.(1)	2,300	81,243
Idemitsu Kosan Co., Ltd.(1)	400	32,901
INPEX Corp.(1)	6	48,672
Isetan Mitsukoshi Holdings, Ltd.(1)	7,600	83,548
Isuzu Motors, Ltd.†(1)	145,000	333,904
Ito En, Ltd.(1)	5,000	91,708
J Front Retailing Co., Ltd.(1)	9,000	50,763
Japan Airlines Corp.†(1)	25,000	44,851
JGC Corp.(1)	4,000	73,798
JSR Corp.(1)	4,000	70,298
JTEKT Corp.(1)	9,500	121,789
Jupiter Telecommunications Co.(1)	130	113,154
Kao Corp.(1)	16,000	406,020
Kawasaki Kisen Kaisha, Ltd.†(1)	13,000	57,069
KDDI Corp.(1)	58	329,562
Keihin Electric Express Railway Co., Ltd.(1)	4,000	33,156
Keyence Corp.(1)	1,200	252,221
Kikkoman Corp.(1)	3,000	37,216
Kintetsu Corp.(1)	41,000	177,643
Konica Minolta Holdings, Inc.(1)	9,500	89,718
Kubota Corp.(1)	28,000	229,476
Kuraray Co., Ltd.(1)	9,000	97,695
Kurita Water Industries, Ltd.(1)	3,000	99,874
Kyocera Corp.(1)	4,300	357,846
Makita Corp.(1)	2,300	64,576
Maruichi Steel Tube, Ltd.(1)	3,000	62,446
Mazda Motor Corp.†(1)	101,000	277,790
Mitsubishi Chemical Holdings Corp.(1)	41,500	187,623
Mitsubishi Estate Co., Ltd.(1)	26,000	428,317
Mitsubishi Materials Corp.†(1)	37,000	111,812
Mitsubishi Motors Corp.†(1)	160,000	288,431
Mitsubishi Tanabe Pharma Corp.(1)	3,000	39,377
Mitsubishi UFJ Financial Group, Inc.(1)	148,700	943,343
Mitsui Chemicals, Inc.(1)	17,000	63,659
Mitsui Fudosan Co., Ltd.(1)	21,000	393,950
Mitsui O.S.K. Lines, Ltd.(1)	25,000	159,329
Mitsui Sumitomo Insurance Group Holdings, Inc.(1)	8,200	229,789
Mitsumi Electric Co., Ltd.(1)	3,400	78,259
Mizuho Financial Group, Inc.(1)	168,500	410,561
Murata Manufacturing Co., Ltd.(1)	5,200	244,694
NGK Insulators, Ltd.(1)	7,000	163,446
NGK Spark Plug Co., Ltd.(1)	3,000	37,816
Nidec Corp.(1)	2,500	178,565
Nikon Corp.(1)	8,000	137,453
Nippon Building Fund, Inc.(1)	10	87,975
Nippon Electric Glass Co., Ltd.(1)	6,000	61,904
Nippon Express Co., Ltd.(1)	18,000	80,120
Nippon Meat Packers, Inc.(1)	4,000	48,255
Nippon Mining Holdings, Inc.(1)	16,000	79,229
Nippon Sheet Glass Co., Ltd.(1)	14,000	48,566
Nippon Telegraph and Telephone Corp.(1)	15,200	676,014
Nippon Yusen Kabushiki Kaisha(1)	30,000	128,940
Nipponkoa Insurance Co., Ltd.(1)	6,000	37,123
Nisshin Seifun Group, Inc.(1)	3,000	39,674
Nisshin Steel Co., Ltd.(1)	28,000	56,374
Nissin Food Products Co., Ltd.(1)	2,400	79,109
Nitori Co., Ltd.(1)	150	11,598
Nitto Denko Corp.(1)	4,200	126,565
NOK Corp.(1)	1,400	18,963
Nomura Holdings, Inc.(1)	59,000	517,465
Nomura Real Estate Holdings, Inc.(1)	600	10,455
Nomura Research Institute, Ltd.(1)	2,700	64,124
NSK, Ltd.(1)	15,000	97,458
NTN Corp.(1)	12,000	55,418
NTT Data Corp.(1)	44	149,433

NTT DoCoMo, Inc.(1)	343	527,833
Obayashi Corp.(1)	9,000	40,496
Odakyu Electric Railway Co., Ltd.(1)	14,000	125,853
Olympus Corp.(1)	4,000	108,139
Ono Pharmaceutical Co., Ltd.(1)	700	34,394
ORACLE Corp.(1)	3,300	136,643
Oriental Land Co., Ltd.(1)	2,500	169,014
ORIX Corp.(1)	1,820	139,107
Osaka Gas Co., Ltd.(1)	69,000	238,804
Panasonic Corp.(1)	47,000	751,827
Panasonic Electric Works Co., Ltd.(1)	25,000	298,185
Rakuten, Inc.(1)	165	99,680
Resona Holdings, Inc.(1)	9,600	130,507
Rohm Co., Ltd.(1)	2,500	167,745
Sanyo Electric Co., Ltd.†(1)	20,000	53,613
Secom Co., Ltd.(1)	5,200	234,876
Seiko Epson Corp.(1)	7,300	107,475
Sekisui Chemical Co., Ltd.(1)	10,000	63,544
Sekisui House, Ltd.(1)	14,000	133,856
Sharp Corp.(1)	26,000	298,647
Shimamura Co., Ltd.(1)	300	26,865
Shimizu Corp.(1)	14,000	57,555
Shin-Etsu Chemical Co., Ltd.(1)	8,400	494,380
Shinsei Bank, Ltd.†(1)	12,000	20,351
Shionogi & Co., Ltd.(1)	4,000	97,672
Shiseido Co., Ltd.(1)	13,000	227,513
Showa Shell Sekiyu K.K.(1)	3,600	37,537
SMC Corp.(1)	2,500	290,221
Softbank Corp.(1)	12,300	274,428
Sompo Japan Insurance, Inc.(1)	16,000	108,426
Sony Financial Holdings, Inc.(1)	14	42,501
Square Enix Co., Ltd.(1)	3,400	87,212
Stanley Electric Co., Ltd.(1)	2,100	42,097
Sumco Corp.(1)	2,600	52,785
Sumitomo Chemical Co., Ltd.(1)	38,000	181,080
Sumitomo Electric Industries, Ltd.(1)	29,000	372,439
Sumitomo Metal Industries, Ltd.(1)	99,000	246,187
Sumitomo Mitsui Financial Group, Inc.(1)	12,900	552,928
Sumitomo Realty & Development Co., Ltd.(1)	8,000	167,097
Sumitomo Rubber Industries, Inc.(1)	1,800	17,197
T&D Holdings, Inc.(1)	4,900	146,240
Takashimaya Co., Ltd.(1)	6,000	50,082
Takeda Pharmaceutical Co., Ltd.(1)	17,900	721,113
TDK Corp.(1)	2,600	150,229
Teijin, Ltd.(1)	20,000	65,683
Terumo Corp.(1)	3,500	183,327
The Bank of Yokohama, Ltd.(1)	16,000	89,805
The Chiba Bank, Ltd.(1)	5,000	31,464
The Sumitomo Trust & Banking Co., Ltd.(1)	21,000	127,419
THK Co., Ltd.(1)	2,800	52,232
Tobu Railway Co., Ltd.(1)	11,000	69,025
Toho Co., Ltd.(1)	1,800	30,112
Toho Gas Co., Ltd.(1)	5,000	23,112
Tokio Marine Holdings, Inc.(1)	14,800	437,987
Tokyo Broadcasting System, Inc.(1)	1,100	19,104
Tokyo Electron, Ltd.(1)	3,800	205,033
Tokyo Gas Co., Ltd.(1)	76,000	304,296
Tokyo Steel Manufacturing Co., Ltd.(1)	3,500	45,878
Tokyu Corp.(1)	20,000	98,178
TonenGeneral Sekiyu K.K.(1)	11,000	104,982
Toppan Printing Co., Ltd.(1)	14,000	138,161
Toray Industries, Inc.(1)	39,000	227,100
Toyo Seikan Kaisha, Ltd.(1)	3,900	81,310
Toyo Suisan Kaisha, Ltd.(1)	1,000	25,477
Toyoda Gosei Co., Ltd.(1)	1,600	45,939
Toyota Boshoku Corp.(1)	2,600	45,548
Toyota Industries Corp.(1)	7,900	211,943
Trend Micro, Inc.(1)	2,500	98,248
Uni-Charm Corp.(1)	1,800	161,259
UNY Co., Ltd.(1)	10,000	84,342
USS Co., Ltd.(1)	2,740	171,700
West Japan Railway Co.(1)	54	186,954
Yahoo! Japan Corp.(1)	482	164,032
Yakult Honsha Co., Ltd.(1)	3,100	76,350
Yamada Denki Co., Ltd.(1)	2,070	140,538
Yamaha Motor Co., Ltd.(1)	37,600	440,303
Yamato Kogyo Co., Ltd.(1)	1,800	53,433
Yamato Transport Co., Ltd.(1)	11,000	182,264
Yamazaki Baking Co., Ltd.(1)	2,000	27,023

		31,278,704

Jersey - 0.1%

Experian PLC(1)	37,603	315,140
Shire PLC(1)	3,857	63,939

		379,079

Luxembourg - 0.2%

Millicom International Cellular SA SDR†(1)	952	66,613
SES FDR(1)	7,117	139,572
Tenaris SA(1)	20,830	302,648

		508,833

Mauritius - 0.0%

Golden Agri-Resources, Ltd.†(1)	97,000	31,928

Netherlands - 1.3%

Aegon NV†(1)	47,823	362,277
ASML Holding NV(1)	13,304	365,780
ING Groep NV†(1)	43,524	658,641
Koninklijke Ahold NV(1)	42,680	500,942
Koninklijke Boskalis Westminster NV(1)	1,922	60,647
Koninklijke KPN NV(1)	41,963	645,352
Randstad Holding NV†(1)	2,452	101,696
Reed Elsevier NV(1)	9,920	105,290
STMicroelectronics NV(1)	36,692	318,159
TNT NV(1)	8,845	218,818
Wolters Kluwer NV(1)	7,188	142,555

		3,480,157

Netherlands Antilles - 0.7%

Schlumberger, Ltd.	34,475	1,937,495

New Zealand - 0.1%

Contact Energy, Ltd.†(1)	45,143	193,504

Norway - 0.6%

Norsk Hydro ASA†(1)	23,882	143,755
Orkla ASA(1)	20,300	163,081
Renewable Energy Corp. AS†(1)	8,964	60,955
StatoilHydro ASA(1)	52,200	1,142,131
Yara International ASA(1)	3,080	83,646

		1,593,568

Portugal - 0.1%

Galp Energia SGPS SA(1)	9,927	144,016

Singapore - 0.5%

CapitaLand, Ltd.(1)	38,000	97,692
DBS Group Holdings, Ltd.(1)	50,000	438,070
Jardine Cycle & Carriage, Ltd.(1)	6,000	96,520
Oversea-Chinese Banking Corp.(1)	32,000	171,716
Singapore Airlines, Ltd.(1)	28,000	249,919
Singapore Airport Terminal Services, Ltd.(1)	20,440	35,015
Singapore Telecommunications, Ltd.(1)	21,000	45,728
United Overseas Bank, Ltd.(1)	18,000	208,369

		1,343,029

Spain - 2.0%

Abertis Infraestructuras SA(1)	13,045	284,234
Acerinox SA(1)	5,609	118,678
ACS Actividades de Construccion y Servicios SA(1)	6,133	316,440
Banco Bilbao Vizcaya Argentaria SA(1)	64,999	1,159,467
Banco Popular Espanol SA(1)	7,940	85,575
Banco Santander SA(1)	136,528	2,105,830
Enagas(1)	4,076	80,525
Gamesa Corp. Tecnologica SA(1)	4,834	106,354
Grupo Ferrovial SA(1)	4,130	152,036
Iberdrola Renovables SA(1)	44,661	205,524
Industria de Diseno Textil SA(1)	8,076	440,313
Red Electrica Corp. SA(1)	9,257	434,408
Sacyr Vallehermoso SA(1)	2,392	40,032

		5,529,416

Sweden - 1.4%

Alfa Laval AB(1)	14,410	161,296
Assa Abloy AB, Class B(1)	7,800	125,065
Atlas Copco AB, Class A(1)	24,860	313,980
Atlas Copco AB, Class B(1)	16,407	184,523
Electrolux AB, Class B†(1)	7,494	155,966
Hennes & Mauritz AB, Class B(1)	10,971	608,711
Holmen AB(1)	2,537	72,156
Husqvarna AB, Class B†(1)	17,425	124,019
Nordea Bank AB(1)	79,798	838,245
Sandvik AB(1)	28,003	283,360
Securitas AB, Class B(1)	4,214	41,190
Skandinaviska Enskilda Banken AB, Class A†(1)	31,776	223,610
Skanska AB, Class B(1)	15,684	227,652
Svenska Cellulosa AB, Class B(1)	6,546	85,580
Svenska Handelsbanken AB, Class A(1)	8,821	231,864
Swedbank AB, Class A†(1)	6,390	67,028
Tele2 AB, Class B(1)	7,256	101,034

		3,845,279

Switzerland - 3.4%

Credit Suisse Group AG(1)	19,643	1,001,153
Geberit AG(1)	1,342	206,902
Givaudan SA(1)	222	159,780
Julius Baer Holding AG(1)	2,858	145,873
Kuehne & Nagel International AG(1)	2,640	209,900
Lindt & Spruengli AG(1)	109	232,020
Logitech International SA†(1)	9,107	168,388
Lonza Group AG(1)	805	79,091
Novartis AG(1)	42,307	1,964,488
Roche Holding AG(1)	12,203	1,941,779
Schindler Holding AG(1)	2,231	147,848
Swiss Reinsurance Co., Ltd.(1)	4,371	202,806
Swisscom AG(1)	327	113,080
Syngenta AG(1)	2,269	533,691
The Swatch Group AG(1)	3,484	147,980
The Swatch Group AG, Class B(1)	967	209,343
Transocean, Ltd.†	2,452	185,960
UBS AG†(1)	52,712	974,691
Zurich Financial Services AG(1)	3,551	782,853

		9,407,626

United Kingdom - 9.1%

Anglo American PLC†(1)	26,135	851,129
Antofagasta PLC(1)	22,317	275,817
Associated British Foods PLC(1)	54,535	708,543
AstraZeneca PLC(1)	27,562	1,269,987
Aviva PLC(1)	76,389	500,107
Balfour Beatty PLC(1)	10,502	56,962
BG Group PLC(1)	92,128	1,519,810
BHP Billiton PLC(1)	54,636	1,433,629
British Airways PLC†(1)	21,764	67,401
British Land Co. PLC(1)	20,297	158,881
BT Group PLC(1)	126,027	285,579
Burberry Group PLC(1)	12,348	96,648
Cable & Wireless PLC(1)	32,393	77,805
Cadbury PLC(1)	101,841	960,185
Cairn Energy PLC†(1)	13,593	552,345
Carnival PLC(1)	5,626	171,881
Compass Group PLC(1)	68,094	362,084
Drax Group PLC(1)	18,999	147,507
Eurasian Natural Resources Corp.(1)	13,971	194,335
FirstGroup PLC(1)	13,617	84,158
Fresnillo PLC(1)	8,814	88,821
GlaxoSmithKline PLC(1)	108,729	2,128,486
Home Retail Group PLC(1)	10,618	53,614
HSBC Holdings PLC(1)	304,951	3,331,661
ICAP PLC(1)	6,951	48,221
International Power PLC(1)	56,327	256,931
Invensys PLC(1)	78,700	348,867
Investec PLC(1)	8,701	61,395
Johnson Matthey PLC(1)	3,239	74,244
Kazakhmys PLC†(1)	8,414	133,570

Kingfisher PLC(1)	56,906	195,310
Land Securities Group PLC(1)	15,114	150,763
Legal & General Group PLC(1)	211,930	263,151
Lonmin PLC†(1)	4,802	113,078
Man Group PLC, Class B(1)	21,600	93,582
Old Mutual PLC(1)	115,430	174,949
Pearson PLC(1)	21,108	256,740
Prudential PLC(1)	71,612	624,980
Reckitt Benckiser Group PLC(1)	26,299	1,218,088
Rexam PLC(1)	9,366	40,701
Segro PLC(1)	16,507	95,828
Severn Trent PLC(1)	12,714	202,299
Smith & Nephew PLC(1)	7,871	66,899
Standard Chartered PLC(1)	41,021	931,075
Standard Life PLC(1)	34,114	108,639
The Sage Group PLC(1)	60,374	215,873
Thomas Cook Group PLC(1)	13,776	51,867
Thomson Reuters PLC†(1)	1,848	58,122
Tomkins PLC(1)	61,043	176,028
TUI Travel PLC(1)	30,581	119,203
Tullow Oil PLC(1)	42,619	743,089
United Utilities Group PLC(1)	37,136	272,832
Vodafone Group PLC(1)	1,079,440	2,326,840
Wolseley PLC†(1)	4,490	105,001

		24,905,540

United States - 41.0%

Abbott Laboratories	50,411	2,280,090
Aetna, Inc.	4,054	115,539
Aflac, Inc.	9,324	378,741
Air Products & Chemicals, Inc.	14,070	1,055,672
Allegheny Energy, Inc.	17,532	463,020
Allergan, Inc.	3,771	210,874
Amazon.com, Inc.†	3,770	306,086
American Express Co.	27,500	930,050
American Tower Corp., Class A†	16,744	529,948
Amgen, Inc.†	28,489	1,701,933
Annaly Capital Management, Inc.	9,868	171,111
Apache Corp.	19,916	1,691,864
Apple, Inc.†	15,330	2,578,659
Applied Materials, Inc.	70,966	935,332
Archer-Daniels-Midland Co.	14,725	424,522
Automatic Data Processing, Inc.	27,376	1,049,870
Ball Corp.	2,779	134,670
Bank of America Corp.	139,308	2,450,428
BB&T Corp.#	7,592	212,120
Best Buy Co., Inc.#	3,658	132,712
Boston Scientific Corp.†	36,308	426,619
Bristol-Myers Squibb Co.	71,547	1,583,335
Broadcom Corp., Class A†	11,513	327,545
C.H. Robinson Worldwide, Inc.#	4,774	268,585
Capital One Financial Corp.	9,419	351,235
Cardinal Health, Inc.	5,254	181,683
Caterpillar, Inc.#	24,779	1,122,736
Celgene Corp.†	3,934	205,237
CenterPoint Energy, Inc.	36,907	457,647
CenturyTel, Inc.	44,829	1,444,839
Chesapeake Energy Corp.	23,549	537,859
Chubb Corp.	9,384	463,476
Cisco Systems, Inc.†	129,466	2,796,466
Citigroup, Inc.#	219,258	1,096,290
Clorox Co.	3,050	180,225
CME Group, Inc.	1,203	350,121
Colgate-Palmolive Co.	25,324	1,841,055
Corning, Inc.	37,092	559,347
Costco Wholesale Corp.	14,873	758,226
CSX Corp.	12,185	517,863
Cummins, Inc.	5,191	235,256
CVS Caremark Corp.	46,479	1,743,892
Danaher Corp.	22,750	1,381,152
Deere & Co.	16,182	705,535
Dell, Inc.†	34,538	546,737
Devon Energy Corp.	27,331	1,677,577
Dynegy, Inc., Class A†	33,826	64,269
eBay, Inc.†	15,670	346,934
Ecolab, Inc.	8,500	359,465
El Paso Corp.	25,949	239,509
Eli Lilly & Co.	45,432	1,520,155
EMC Corp.†	36,305	577,250
EOG Resources, Inc.	12,792	921,024
Equity Residential	5,410	147,747
Expeditors International of Washington, Inc.	3,178	103,793
Express Scripts, Inc.†	1,102	79,586
Fluor Corp.	4,076	215,620
Franklin Resources, Inc.	4,312	402,439
General Mills, Inc.	17,376	1,037,868
Genuine Parts Co.	1,763	65,302
Gilead Sciences, Inc.†	21,107	951,081
Google, Inc., Class A†	4,464	2,060,895
H.J. Heinz Co.	11,978	461,153
Halliburton Co.	21,243	503,672
Hess Corp.	18,624	942,188
Hewlett-Packard Co.	62,723	2,815,635
Jacobs Engineering Group, Inc.†	1,692	74,414
JPMorgan Chase & Co.	81,978	3,562,764
Kellogg Co.	15,456	727,823
Kimberly-Clark Corp.	28,269	1,709,144
Kohl’s Corp.†	4,330	223,385
Loews Corp.	9,258	316,161
Lowe’s Cos., Inc.	43,834	942,431
Marsh & McLennan Cos., Inc.	17,907	421,531
Mastercard, Inc., Class A	1,593	322,790
McDonald’s Corp.	38,702	2,176,600
Medco Health Solutions, Inc.†	8,461	467,216
Medtronic, Inc.	50,716	1,942,423
Merck & Co., Inc.	60,059	1,947,713
MetLife, Inc.	19,032	718,648
Microsoft Corp.	155,373	3,829,944
Mirant Corp.†#	6,996	117,883
Murphy Oil Corp.	12,517	713,469
National-Oilwell Varco, Inc.†	4,678	170,045
News Corp., Class A	55,244	592,216
NIKE, Inc., Class B	15,840	877,378
Noble Energy, Inc.	5,306	320,801
Norfolk Southern Corp.	21,607	991,113
Northeast Utilities	21,896	520,906
NSTAR#	9,216	291,594

NYSE Euronext	4,158	117,838
Omnicom Group, Inc.	2,869	104,202
Oracle Corp.	110,360	2,413,573
Owens-Illinois, Inc.†	2,776	94,217
PACCAR, Inc.#	17,164	620,822
Paychex, Inc.#	4,798	135,735
Pepco Holdings, Inc.	44,269	634,375
PNC Financial Services Group, Inc.	8,782	374,025
Praxair, Inc.	21,827	1,672,385
Precision Castparts Corp.	12,075	1,102,206
Prudential Financial, Inc.	9,622	486,681
Public Storage	1,282	90,445
QUALCOMM, Inc.	50,628	2,350,152
Questar Corp.	2,864	96,689
Qwest Communications International, Inc.#	57,764	207,373
Regions Financial Corp.	11,365	66,599
Safeway, Inc.	23,060	439,293
Sara Lee Corp.	10,563	102,355
Schering-Plough Corp.	31,433	885,782
ESC Seagate Technology(2)(3)(4)	22,401	0
Simon Property Group, Inc.	6,588	419,129
Southern Copper Corp.	18,466	521,849
Southwest Airlines Co.	20,035	163,886
Southwestern Energy Co.†	5,027	185,295
Spectra Energy Corp.	66,883	1,258,738
Sprint Nextel Corp.†	93,601	342,580
St. Jude Medical, Inc.†	5,791	223,185
Staples, Inc.	5,538	119,676
State Street Corp.	11,083	581,636
Stryker Corp.	13,671	566,800
SunTrust Banks, Inc.	9,048	211,452
Synthes, Inc.(1)	825	96,686
Sysco Corp.	26,477	674,899
T. Rowe Price Group, Inc.	1,519	68,841
Target Corp.	30,358	1,426,826
TECO Energy, Inc.	9,656	128,618
The AES Corp.†	24,323	332,495
The Allstate Corp.	12,044	353,973
The Bank of New York Mellon Corp.	35,482	1,050,622
The Charles Schwab Corp.	23,616	426,505
The Coca-Cola Co.	53,524	2,610,365
The DIRECTV Group, Inc.†#	15,809	391,431
The Gap, Inc.	3,331	65,454
The Mosaic Co.	3,902	189,130
The Sherwin-Williams Co.	1,822	109,684
The Travelers Cos., Inc.	25,349	1,278,097
The Walt Disney Co.	55,479	1,444,673
The Western Union Co.	12,336	222,541
The Williams Cos., Inc.	41,735	686,123
Time Warner, Inc.	42,320	1,181,151
TJX Cos., Inc.	2,666	95,843
UnitedHealth Group, Inc.	27,513	770,364
US Bancorp	54,315	1,228,605
Viacom, Inc., Class B†	12,265	307,116
Visa, Inc., Class A	4,294	305,303
Vornado Realty Trust	4,146	238,478
Vulcan Materials Co.	1,592	79,664
Walgreen Co.	32,101	1,087,582
WellPoint, Inc.†	11,352	599,953
Windstream Corp.	24,933	213,676
WW Grainger, Inc.	1,093	95,605
Yahoo!, Inc.†	13,560	198,112
Zimmer Holdings, Inc.†	2,234	105,780

		111,960,924

Total Common Stock
(cost $271,752,851)		257,674,944

PREFERRED STOCK - 0.3%
Germany - 0.3%
Bayerische Motoren Werke AG(1)	12,435	373,691
Henkel AG & Co KGaA(1)	8,540	337,577

Total Preferred Stock
(cost $491,180)		711,268

RIGHTS - 0.0%
Australia - 0.0%
Amcor Ltd. Expires 09/10/09	10,973	13,633

Belgium - 0.0%
Fortis† Expires 07/04/14	40,145	0

Total Rights (cost $0)		13,633

Total Long - Term Investment Securities
(cost $272,244,031)		258,399,845

SHORT-TERM INVESTMENT SECURITIES - 6.0%
Collective Investment Pool - 1.6%
Securities Lending Quality Trust(5)(7)	4,432,226	4,379,688
Commercial Paper - 3.7%
Erste Finance LLC 0.18% due 09/01/09	$10,000,000	10,000,000
U.S. Government Treasuries - 0.7%
United States Treasury Bills
0.01% due 10/08/09@	100,000	99,984
0.12% due 09/03/09@	75,000	75,000
0.14% due 09/10/09@	150,000	149,995
0.15% due 09/10/09@	300,000	299,989
0.15% due 11/12/09@	300,000	299,922
0.16% due 10/08/09@	800,000	799,868
0.17% due 11/12/09@	300,000	299,922

		2,024,680

Total Short-Term Investment Securities
(cost $16,456,869)		16,404,368

REPURCHASE AGREEMENT - 1.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/01/09 in the amount of $3,132,001 and collateralized by $3,230,000 of United States Treasury Bills, bearing interest at 0.18% due 12/31/09 and having approximate value of $3,228,062 (cost $3,132,000)	$3,132,000	3,132,000

TOTAL INVESTMENTS -
(cost $291,832,900)(6)	101.7%	277,936,213
Liabilities in excess of other assets	(1.7)	(4,627,635)

NET ASSETS -	100.0%	$273,308,578

†	Non-income producing security
#	The security or a portion thereof is out on loan
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $130,297,522 representing 47.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(3)	Illiquid security. At August 31, 2009, the aggregate value of these securities was $0 representing 0% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2009, the Global Social Awareness Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ESC Seagate Technology
Common Stock	11/22/00	22,401	$0	$0	$0.00	0.00%

(5)	The security is purchased with the cash collateral received from securities loaned.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	At August 31, 2009, the Fund had loaned securities with a total value of $4,366,056. This was secured by collateral of $4,432,226, which was received in cash and subsequently invested in short-term investments currently valued at $4,379,688 as reported in the Portfolio of Investments. The remaining collateral of $189,171 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	0.01%	04/01/10
United States Treasury Notes	3.63% to 4.50%	05/15/10 to 08/15/19
United States Treasury Bonds	3.50%	02/15/39

ADR - American Depository Receipt

SDR - Swedish Depository Receipt

FDR - Fiduciary Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of August 31, 2009	Unrealized Appreciation (Depreciation)
62	Long	S&P 500 Index	September 2009	$15,432,575	$15,805,350	$372,775

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Japan	$—	$31,278,704	(b)	$—	$31,278,704
United Kingdom	—	24,905,540	(b)	—	24,905,540
United States	111,864,238	96,686	(b)	0	111,960,924
Other Countries(a)	16,224,452	73,305,324	(b)	0	89,529,776
Preferred Stock	—	711,268	(b)	—	711,268
Rights	—	13,633		—	13,633
Short Term Investment Securities:
Collective Investment Pool	—	4,379,688		—	4,379,688
Commercial Paper	—	10,000,000		—	10,000,000
U.S. Government Treasuries	599,844	1,424,836		—	2,024,680
Repurchase Agreement	—	3,132,000		—	3,132,000
Other Financial Instruments:(c)
Futures Contracts - Appreciation	372,775	—		—	372,775

Total	$129,061,309	$149,247,679		$0	$278,308,988

(a)    Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

(b)    Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)

(c)    Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The  following is reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock - United States	Common Stock - Other Countries

Balance as of 5/31/2009	$0	$0

Accrued discounts/premiums	—	—

Realized gain(loss)	—	—

Change in unrealized appreciation(depreciation)	—	—

Net purchases(sales)	0	0

Transfers in and/or out of Level 3	—	—

Balance as of 8/31/2009	$0	$0

Industry Allocation*
Medical-Drugs	7.1%
Banks-Commercial	6.4
Diversified Banking Institutions	6.2
Commercial Paper	3.7
Oil Companies-Exploration & Production	3.3
Oil Companies-Integrated	2.9
Telephone-Integrated	2.9
Computers	2.4
Food-Misc.	2.2
Multimedia	1.9
Diversified Minerals	1.7
Insurance-Multi-line	1.7
Collective Investment Pool	1.6
Cosmetics & Toiletries	1.5
Applications Software	1.5
Insurance-Life/Health	1.4
Electric-Integrated	1.4
Transport-Rail	1.3
Enterprise Software/Service	1.3
Industrial Gases	1.2
Retail-Drug Store	1.2
Auto-Cars/Light Trucks	1.2
Medical-Biomedical/Gene	1.2
Repurchase Agreements	1.1
Cellular Telecom	1.1
Chemicals-Diversified	1.1
Beverages-Non-alcoholic	1.1
Insurance-Property/Casualty	1.1
Wireless Equipment	1.1
Oil-Field Services	1.0
Networking Products	1.0
Medical Instruments	1.0
Pipelines	0.9
Web Portals/ISP	0.9
Real Estate Investment Trusts	0.9
Commercial Services-Finance	0.9
Diversified Manufacturing Operations	0.8
Retail-Discount	0.8
Retail-Restaurants	0.8
Banks-Super Regional	0.8
U.S. Government Treasuries	0.7
Consumer Products-Misc.	0.7
Real Estate Operations & Development	0.7
Soap & Cleaning Preparation	0.7
Machinery-Construction & Mining	0.6
Banks-Fiduciary	0.6
Gold Mining	0.6
Food-Retail	0.6
Auto/Truck Parts & Equipment-Original	0.6
Semiconductor Equipment	0.6
Agricultural Chemicals	0.5
Medical-HMO	0.5
Metal Processors & Fabrication	0.5
Water	0.5
Building-Heavy Construction	0.5
Finance-Investment Banker/Broker	0.5
Retail-Apparel/Shoe	0.5
Gas-Distribution	0.4
Diversified Operations	0.4
Retail-Building Products	0.4
Athletic Footwear	0.4
Medical Products	0.4
Audio/Video Products	0.4
Finance-Other Services	0.4
Metal-Copper	0.4
Office Automation & Equipment	0.4
Oil Refining & Marketing	0.4
Electronic Components-Misc.	0.4
Steel-Producers	0.3
Machinery-Farming	0.3
Finance-Credit Card	0.3
Electric-Transmission	0.3
Electronic Components-Semiconductors	0.3
Transport-Services	0.3
Insurance-Reinsurance	0.3
Photo Equipment & Supplies	0.3
Computers-Memory Devices	0.3
Food-Wholesale/Distribution	0.3
Auto-Heavy Duty Trucks	0.3
Steel Pipe & Tube	0.2
Distribution/Wholesale	0.2
Airlines	0.2
Investment Management/Advisor Services	0.2
Cable/Satellite TV	0.2
Chemicals-Specialty	0.2
Building & Construction-Misc.	0.2
Telecom Equipment-Fiber Optics	0.2
Pharmacy Services	0.2
Retail-Major Department Stores	0.2
Real Estate Management/Services	0.2
Building & Construction Products-Misc.	0.2
Public Thoroughfares	0.2
Engineering/R&D Services	0.2
Energy-Alternate Sources	0.2
Retail-Misc./Diversified	0.2
Agricultural Operations	0.2
Computer Services	0.2
E-Commerce/Services	0.2
Recreational Vehicles	0.2
Investment Companies	0.2
Machinery-Electrical	0.2
Printing-Commercial	0.2
Insurance Brokers	0.2
Power Converter/Supply Equipment	0.2
Machinery-General Industrial	0.2
Textile-Products	0.1
Telecommunication Equipment	0.1
Telecom Services	0.1
Building Products-Doors & Windows	0.1
Oil & Gas Drilling	0.1
Food-Catering	0.1
Retail-Jewelry	0.1
Containers-Metal/Glass	0.1
Building Products-Cement	0.1
Transport-Marine	0.1
Apparel Manufacturers	0.1
Electric Products-Misc.	0.1
Machine Tools & Related Products	0.1
Electric-Generation	0.1
Building-Residential/Commercial	0.1
Gas-Transportation	0.1
Electric-Distribution	0.1
Mining	0.1
E-Commerce/Products	0.1
Optical Supplies	0.1
Paper & Related Products	0.1
Security Services	0.1
Retail-Consumer Electronics	0.1
Transport-Truck	0.1
Electronic Measurement Instruments	0.1
Advertising Services	0.1
Engines-Internal Combustion	0.1
Food-Confectionery	0.1
Retail-Regional Department Stores	0.1
Food-Dairy Products	0.1

Metal-Diversified	0.1
Steel-Specialty	0.1
Metal-Aluminum	0.1
Diversified Operations/Commercial Services	0.1
Independent Power Producers	0.1
Medical-Wholesale Drug Distribution	0.1
Diversified Financial Services	0.1
Cruise Lines	0.1
Retail-Automobile	0.1
Sugar	0.1
Travel Services	0.1
Oil Field Machinery & Equipment	0.1
Resorts/Theme Parks	0.1
Computers-Periphery Equipment	0.1
Filtration/Separation Products	0.1
Appliances	0.1
Wire & Cable Products	0.1
Computers-Integrated Systems	0.1
Publishing-Periodicals	0.1
Satellite Telecom	0.1
Finance-Leasing Companies	0.1
Containers-Paper/Plastic	0.1
Medical-Generic Drugs	0.1

101.7%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount(5)	Market Value (Note 1)
COMMON STOCK - 50.1%
Australia - 0.1%

Alumina, Ltd.†(1)	323,481	$442,488

Austria - 0.5%

Telekom Austria AG(1)	120,080	2,099,321

Bermuda - 0.7%

Invesco, Ltd.	62,094	1,288,451
PartnerRe, Ltd.	20,510	1,515,894

		2,804,345

Cayman Islands - 0.6%

Seagate Technology#	161,636	2,238,659

China - 0.3%

China Telecom Corp., Ltd.(1)	2,536,000	1,304,898

France - 4.0%

AXA SA(1)	119,489	2,731,865
France Telecom SA ADR#	153,242	3,944,449
Sanofi-Aventis(1)	47,002	3,192,969
Total SA(1)	66,840	3,842,727
Vivendi(1)	60,384	1,722,570

		15,434,580

Germany - 4.7%

Bayerische Motoren Werke AG(1)	55,255	2,522,429
Deutsche Post AG (Sweden)(1)	144,737	2,503,446
E.ON AG(1)	63,567	2,693,739
Merck KGaA(1)	19,110	1,734,822
Muenchener Rueckversicherungs AG(1)	10,380	1,548,453
Rhoen-Klinikum AG#(1)	56,666	1,274,257

SAP AG ADR	44,280	2,159,093
Siemens AG ADR	39,400	3,421,496

		17,857,735

Hong Kong - 0.3%

Cheung Kong Holdings, Ltd.(1)	96,324	1,141,746

Ireland - 1.2%

Accenture PLC, Class A	84,340	2,783,220
Covidien PLC	25,291	1,000,765
CRH PLC(1)	37,141	929,579

		4,713,564

Israel - 0.5%

Check Point Software Technologies, Ltd.†	73,229	2,040,892

Italy - 0.9%

ENI SpA(1)	73,669	1,748,879
Intesa Sanpaolo SpA†(1)	401,765	1,743,218

		3,492,097

Japan - 2.1%

FUJIFILM Holdings Corp.(1)	44,607	1,329,088
Mitsubishi UFJ Financial Group, Inc.(1)	116,000	735,896
Nintendo Co., Ltd.(1)	8,524	2,298,822
Takeda Pharmaceutical Co., Ltd.(1)	47,679	1,920,779
Toyota Motor Co. ADR#	21,910	1,866,513

		8,151,098

Netherlands - 1.5%

ING Groep NV†(1)	119,487	1,808,175
Koninklijke Philips Electronics NV(1)	98,376	2,230,106
Reed Elsevier NV(1)	155,953	1,655,268

		5,693,549

Norway - 1.0%

StatoilHydro ASA(1)	64,620	1,413,879
Telenor ASA†(1)	241,162	2,275,612

		3,689,491

Singapore - 1.7%

DBS Group Holdings, Ltd.(1)	329,095	2,883,331
Singapore Telecommunications, Ltd.(1)	1,667,000	3,629,897

		6,513,228

South Africa - 0.6%

Sasol, Ltd. ADR#	63,630	2,404,578

South Korea - 1.1%

Samsung Electronics Co., Ltd.(1)	6,747	4,153,494

Spain - 1.1%

Telefonica SA ADR	56,803	4,304,531

Switzerland - 3.0%

ACE, Ltd.†	57,657	3,008,542
Adecco SA(1)	26,910	1,293,713
Novartis AG(1)	43,790	2,033,350
Roche Holding AG(1)	12,960	2,062,235
Tyco Electronics, Ltd.	71,521	1,632,109
Tyco International, Ltd.	50,931	1,614,004

		11,643,953

Taiwan - 0.9%

Chunghwa Telecom Co., Ltd. ADR	58,623	1,002,453
Lite-On Technology Corp.(1)	1,524,848	1,700,691
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	384,914	690,089

		3,393,233

Turkey - 0.3%

Turkcell Iletisim Hizmet AS ADR	70,590	1,137,205

United Kingdom - 7.3%

Aviva PLC(1)	321,590	2,105,401
BAE Systems PLC(1)	378,499	1,912,619
BP PLC(1)	426,865	3,674,158
British Sky Broadcasting Group PLC(1)	133,728	1,183,865
G4S PLC(1)	569,643	2,062,118
GlaxoSmithKline PLC(1)	126,106	2,468,659
HSBC Holdings PLC(1)	88,253	938,626
Kingfisher PLC(1)	285,880	981,182
Pearson PLC(1)	206,609	2,513,023
Royal Dutch Shell PLC, Class B(1)	97,886	2,661,276
Unilever PLC(1)	101,385	2,760,174
Vodafone Group PLC ADR	163,547	3,552,241
Wolseley PLC†(1)	46,383	1,084,695

		27,898,037

United States - 15.6%

Abbott Laboratories	39,799	1,800,109
Amgen, Inc.†	66,240	3,957,178
AON Corp.	37,700	1,574,352
Bristol-Myers Squibb Co.	88,390	1,956,071

Cisco Systems, Inc.†		141,870	3,064,392
Comcast Corp., Special Class A		171,115	2,496,568
CVS Caremark Corp.		47,300	1,774,696
Dr. Pepper Snapple Group, Inc.†		109,970	2,907,607
Home Depot, Inc.		20,410	556,989
Merck & Co., Inc.		100,530	3,260,188
Microsoft Corp.		144,404	3,559,559
News Corp., Class A		206,437	2,213,005
Oracle Corp.		89,720	1,962,176
Pfizer, Inc.		223,479	3,732,099
PG&E Corp.		64,820	2,631,044
Quest Diagnostics, Inc.		35,590	1,920,436
Target Corp.		60,653	2,850,691
The Bank of New York Mellon Corp.		61,870	1,831,971
The Gap, Inc.		116,950	2,298,067
The Progressive Corp.†		150,810	2,491,381
The Walt Disney Co.		37,070	965,303
Time Warner Cable, Inc.		44,108	1,628,467
Time Warner, Inc.		64,972	1,813,368
United Parcel Service, Inc., Class B		35,370	1,890,880
Viacom, Inc., Class B†		90,980	2,278,139
Watson Pharmaceuticals, Inc.†#		66,670	2,352,784

			59,767,520

Total Common Stock
(cost $220,941,497)			192,320,242

PREFERRED STOCK - 1.1%
Brazil - 1.1%

Petroleo Brasileiro SA ADR		59,980	1,991,336
Vale SA ADR#		125,110	2,153,143

Total Preferred Stock
(cost $3,074,986)			4,144,479

CORPORATE BONDS & NOTES - 0.8%
Germany - 0.4%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.50% due 11/15/11	NZD	2,059,000	1,454,759

United States - 0.4%

Corporacion Andina de Fomento Notes 8.13% due 06/04/19		1,340,000	1,538,023

Total Corporate Bond & Notes
(cost $2,830,203)			2,992,782

GOVERNMENT AGENCIES - 41.2%
Argentina - 0.8%

Republic of Argentina Senior Bonds 0.94% due 08/03/12(2)		11,593,000	3,060,552

Australia - 2.1%

New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 03/01/17	AUD	2,575,000	2,114,015
New South Wales Treasury Corp. Local Government Guar. Bonds 6.00% due 05/01/12	AUD	2,510,000	2,159,250
Queensland Treasury Corp. Local Government Guar. 6.00% due 06/14/11	AUD	2,040,000	1,760,978
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13	AUD	525,000	449,780
Queensland Treasury Corp. Local Government Guar. 6.00% due 09/14/17	AUD	1,050,000	887,459
Queensland Treasury Corp. Local Government Guar. 7.13% due 09/18/17*	NZD	1,250,000	885,005

			8,256,487

Brazil - 3.1%

Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,625,000	2,564,444
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	4,534,174
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,995,000	1,050,647
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,477,342
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	2,448,263

			12,074,870

Canada - 0.1%

Province of Ontario Notes 6.25% due 06/16/15	NZD	528,000	361,975

France - 2.1%

Government of France Bonds 4.25% due 10/25/17	EUR	5,200,000	7,966,788

Hungary - 1.2%

Republic of Hungary Bonds 3.50% due 07/18/16	EUR	135,000	167,602
Republic of Hungary Bonds 3.88% due 02/24/20#	EUR	495,000	560,609
Republic of Hungary Bonds 4.38% due 07/04/17	EUR	685,000	883,814
Republic of Hungary Bonds 5.75% due 06/11/18	EUR	2,165,000	3,072,146

			4,684,171

Indonesia - 3.7%

Republic of Indonesia Senior Bonds 7.75% due 01/17/38		100,000	103,250
Republic of Indonesia Senior Bonds 7.75% due 01/17/38*		1,128,000	1,161,840
Republic of Indonesia Senior Bonds 8.50% due 10/12/35#*		100,000	112,500
Republic of Indonesia Bonds 9.00% due 09/15/18	IDR	2,780,000,000	252,697
Republic of Indonesia Bonds 9.50% due 07/15/23	IDR	7,720,000,000	680,732
Republic of Indonesia Bonds 10.00% due 02/15/28	IDR	6,235,000,000	544,149
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	1,280,000,000	121,102
Republic of Indonesia Bonds 10.25% due 07/15/27	IDR	1,640,000,000	146,981
Republic of Indonesia Bonds 10.75% due 05/15/16	IDR	39,900,000,000	4,093,332
Republic of Indonesia Bonds 11.00% due 11/15/20	IDR	21,782,000,000	2,196,455
Republic of Indonesia Bonds 11.63% due 03/04/19*		1,120,000	1,512,000
Republic of Indonesia Bonds 12.80% due 06/15/21	IDR	15,947,000,000	1,789,954
Republic of Indonesia Bonds 12.90% due 06/15/22	IDR	8,530,000,000	960,219
Republic of Indonesia Bonds 14.28% due 12/15/13	IDR	4,200,000,000	483,623

			14,158,834

Luxembourg - 0.8%

European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,446,565
European Investment Bank Senior Notes 6.50% due 09/10/14	NZD	2,400,000	1,695,651

			3,142,216

Malaysia - 0.8%

Government of Malaysia Bonds 3.46% due 07/31/13	MYR	6,960,000	1,990,347
Government of Malaysia Bonds 3.76% due 04/28/11	MYR	900,000	261,329
Government of Malaysia Bonds 3.81% due 02/15/17	MYR	3,115,000	876,373

			3,128,049

Mexico - 5.2%

United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,393,459
United Mexican States Bonds 8.00% due 12/19/13	MXN	32,400,000	2,487,334
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	4,007,271
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	367,167
United Mexican States Bonds 10.00% due 12/05/24	MXN	109,200,000	9,243,475
United Mexican States Bonds 10.00% due 11/20/36	MXN	29,000,000	2,395,919

			19,894,625

Netherlands - 0.2%

Government of the Netherlands Bonds 4.50% due 07/15/17	EUR	430,000	666,935

Norway - 0.8%

Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	16,000,000	2,814,355
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	377,784

			3,192,139

Poland - 4.9%

Government of Poland Bonds zero coupon due 01/25/12	PLN	6,430,000	1,995,245
Government of Poland Bonds 4.75% due 04/25/12	PLN	25,030,000	8,653,944
Government of Poland Bonds 5.75% due 04/25/14	PLN	5,380,000	1,890,077
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	535,205
Government of Poland Bonds 6.25% due 10/24/15	PLN	8,685,000	3,116,308

Government of Poland Bonds 6.38% due 07/15/19		2,620,000	2,810,924

			19,001,703

Qatar - 0.5%

State of Qatar Senior Notes 6.55% due 04/09/19#*		1,630,000	1,740,025

Russia - 1.9%

Russian Federation Bonds 7.50% due 03/31/30*(3)		7,272,960	7,445,693

South Africa - 1.3%

Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	380,441
Republic of South Africa Bonds 5.25% due 05/16/13#	EUR	500,000	735,795
Republic of South Africa Bonds 5.88% due 05/30/22		700,000	694,750
Republic of South Africa Senior Notes 6.50% due 06/02/14		120,000	129,600
Republic of South Africa Bonds 6.88% due 05/27/19		2,910,000	3,124,613

			5,065,199

South Korea - 6.9%

KDICB Redemption Fund Bonds 5.28% due 02/15/13	KRW	1,104,000,000	885,888
Republic of South Korea Bonds 4.00% due 06/10/12	KRW	3,362,600,000	2,664,155
Republic of South Korea Bonds 4.75% due 12/10/11	KRW	9,333,650,000	7,536,880
Republic of South Korea Bonds 5.00% due 09/10/16	KRW	80,000,000	63,373
Republic of South Korea Bonds 5.25% due 09/10/12	KRW	6,755,000,000	5,531,614
Republic of South Korea Bonds 5.25% due 03/10/13	KRW	241,970,000	197,990
Republic of South Korea Bonds 5.25% due 03/10/27	KRW	649,330,000	499,331
Republic of South Korea Bonds 5.50% due 06/10/11	KRW	2,476,640,000	2,028,846
Republic of South Korea Bonds 5.50% due 09/10/17	KRW	3,325,900,000	2,698,663
Republic of South Korea Bonds 5.75% due 12/10/10	KRW	1,881,000,000	1,543,840
Republic of South Korea Bonds 7.13% due 04/16/19		2,470,000	2,791,962

			26,442,542

Sweden - 3.9%

Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	68,205,000	10,199,443
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	27,480,000	4,239,443
Svensk Exportkredit AB Senior Notes 7.63% due 06/30/14	NZD	715,000	504,696

			14,943,582

United Arab Emirates - 0.5%

Emirate of Abu Dhabi Notes 6.75% due 04/08/19*		1,600,000	1,762,413

Venezuela - 0.4%

Republic of Venezuela Notes 10.75% due 09/19/13		1,415,000	1,351,325

Total Government Agencies
(cost $155,034,516)			158,340,123

MUNICIPAL BONDS & NOTES - 2.0%
United States - 2.0%

Bay Area Toll Authority California Revenue Bonds Series F-1 5.00% due 04/01/39		380,000	384,746
California State/CA General Obligation 6.00% due 04/01/38		3,140,000	3,325,040
Chicago Board of Education/IL General Obligation Series C-AGC-ICC 5.25% due 12/01/26		155,000	167,230
City of Chicago IL General Obligation Series A 5.00% due 01/01/25		300,000	309,327
Las Vegas Valley Water District General Obligation Series I 5.00% due 06/01/26		250,000	255,488
Lewisville Independent School District/TX General Obligation 5.50% due 08/18/26		345,000	368,560
Los Angeles Unified School District/CA General Obligation Series I 5.00% due 07/01/26		115,000	118,965

Los Angeles Unified School District/CA General Obligation Series I 5.00% due 07/01/27		125,000	128,511
Metropolitan Transportation Authority/NY Revenue Bonds Series A 5.50% due 11/15/21		260,000	295,456
Metropolitan Transportation Authority/NY Revenue Bonds Series B-AGC-ICC 5.25% due 11/18/20		270,000	297,902
Metropolitan Water District of Southern California Revenue Bonds Series A 5.00% due 07/01/37		125,000	127,015
Palomar Pomerado Health/CA General Obligation Series A 5.13% due 08/01/37		1,310,000	1,261,949
Regional Transportation District/CO Revenue Bonds Series A 5.00% due 11/01/27		370,000	389,292

Total Municipal Bonds & Notes
(cost $7,174,010)			7,429,481

Total Long-Term Investment Securities
(cost $389,055,212)			365,227,107

SHORT-TERM INVESTMENT SECURITIES - 6.6%
Collective Investment Pool - 2.8%
Securities Lending Quality Trust(4)		11,072,669	10,941,419

Foreign Government Treasuries - 0.5%
Egypt Treasury Bills 13.55% due 09/01/09	EGP	6,225,000	1,125,985
Egypt Treasury Bills 14.75% due 09/22/09	EGP	3,900,000	701,520

			1,827,505

U.S. Government Agencies - 3.3%
Federal Home Loan Bank Disc. Notes 0.01% due 09/01/09		12,600,000	12,600,000

Total Short-Term Investment Securities
(cost $25,531,267)			25,368,924

TOTAL INVESTMENTS
(cost $414,586,479)(6)		101.8%	390,596,031
Liabilities in excess of other assets		(1.8)	(6,801,306)

NET ASSETS -		100.0%	$383,794,725

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2009, the aggregate value of these securities was $14,619,476 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $91,637,627 representing 23.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2009.
(3)	“Step-up” security where the rate increases (“step-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	Denominated in United States Dollars unless otherwise indicated.
(6)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange for		Delivery Date	Gross Unrealized Appreciation
*EUR	2,998,568	JPY	448,000,000	09/28/2009	$516,593
EUR	355,000	USD	511,434	02/08/2010	2,569
EUR	630,473	SEK	6,934,000	07/15/2010	70,634
EUR	650,500	SEK	6,934,000	07/27/2010	41,901
EUR	774,391	NOK	6,799,000	08/20/2010	3,029
EUR	775,195	NOK	6,799,000	08/23/2010	1,712
*JPY	448,000,000	EUR	3,480,715	09/28/2009	174,634
*JPY	95,000,000	EUR	738,093	10/15/2009	36,899
*JPY	175,339,678	EUR	1,410,231	10/21/2009	136,753
*JPY	117,737,625	EUR	915,000	11/18/2009	45,775
MXN	1,322,091	RUB	3,161,383	09/17/2009	318
*MXN	11,526,246	USD	850,765	12/23/2009	95
MXN	1,354,000	USD	100,084	01/27/2010	627
USD	110,996	MYR	394,093	10/13/2009	715
USD	602,817	CNY	4,173,000	10/21/2009	8,048
USD	639,758	CNY	4,425,205	10/23/2009	8,034
USD	1,079,660	CNY	7,508,097	10/26/2009	19,447
USD	640,479	CNY	4,486,553	10/27/2009	16,310
USD	383,468	RUB	12,827,000	10/27/2009	14,857
USD	40,000	IDR	504,000,000	11/09/2009	9,333
USD	191,000	VND	3,673,885,000	11/09/2009	11,742
USD	398,330	IDR	5,009,000,000	11/10/2009	91,851
USD	79,936	IDR	1,000,000,000	11/12/2009	17,879
USD	398,040	IDR	5,280,000,000	11/16/2009	117,955
USD	76,912	IDR	1,086,000,000	11/17/2009	29,194
USD	384,392	IDR	5,295,000,000	11/18/2009	132,833
*USD	1,037,000	JPY	98,618,700	11/18/2009	23,396
USD	384,375	IDR	5,894,000,000	11/23/2009	190,706
USD	354,446	CNY	2,591,000	12/04/2009	24,936
USD	935,688	CNY	6,609,076	12/14/2009	32,221
USD	1,251,649	CNY	8,839,335	12/15/2009	42,910
USD	684,689	CNY	4,818,496	12/16/2009	21,015
USD	684,689	MYR	2,432,356	12/16/2009	3,096
USD	440,362	CNY	3,113,358	12/17/2009	15,621
USD	440,362	MYR	1,576,495	12/17/2009	5,400
USD	1,321,086	CNY	9,363,722	12/18/2009	50,353
USD	363,091	CNY	2,545,265	12/21/2009	9,718
USD	800,752	MYR	2,854,238	12/21/2009	6,186
USD	430,125	CNY	2,993,670	12/22/2009	8,371
*USD	1,960,384	MXN	27,754,136	12/22/2009	88,228
*USD	816,827	MXN	11,526,246	12/23/2009	33,842
*USD	1,306,923	MXN	18,481,067	12/24/2009	56,847
*USD	176,041	MXN	2,611,574	01/20/2010	15,970
*USD	2,640,620	MXN	38,841,758	01/21/2010	214,773
USD	505,399	CLP	319,210,000	01/28/2010	75,259
USD	1,325,154	CLP	831,490,000	01/29/2010	187,415
USD	246,544	CLP	154,090,000	02/02/2010	33,800
USD	462,254	CLP	289,140,000	02/03/2010	63,811
USD	2,073,089	CNY	14,622,000	02/03/2010	70,459
USD	225,591	INR	11,460,000	02/04/2010	6,655
USD	246,537	CLP	151,620,000	02/12/2010	29,406
USD	975,963	MYR	3,542,747	02/12/2010	23,796
USD	616,350	CLP	373,200,000	02/16/2010	62,951
USD	619,900	CLP	372,560,000	02/17/2010	58,259
USD	244,618	MYR	892,000	02/17/2010	7,060
USD	1,363,781	CLP	826,390,000	02/26/2010	140,924
USD	309,947	CLP	186,960,000	03/03/2010	30,524
USD	495,918	CLP	303,700,000	03/04/2010	57,157
USD	309,951	CLP	190,310,000	03/05/2010	36,632
USD	291,745	CLP	179,490,000	03/08/2010	35,149
USD	309,955	CLP	190,700,000	03/09/2010	37,360
USD	414,135	INR	21,429,000	04/09/2010	18,299
USD	887,408	INR	45,950,000	04/12/2010	39,676
USD	591,604	INR	30,864,000	04/13/2010	31,066
USD	591,603	INR	30,296,000	04/15/2010	19,529
USD	503,685	INR	25,756,000	04/19/2010	15,731
USD	204,623	MYR	740,795	04/19/2010	4,078
USD	591,250	MYR	2,123,000	04/20/2010	6,840
USD	218,486	CLP	128,186,000	04/23/2010	15,143
USD	213,541	CLP	125,169,000	04/26/2010	14,601
USD	415,272	INR	21,520,000	04/26/2010	18,521
USD	338,303	CLP	198,313,000	04/27/2010	23,162
USD	59,324	INR	3,070,000	04/27/2010	2,556
USD	304,472	CLP	179,520,000	04/28/2010	22,744
USD	296,631	INR	15,232,000	04/28/2010	10,371
USD	296,634	INR	15,247,000	04/30/2010	10,631
USD	489,221	CLP	280,490,000	05/18/2010	22,200
USD	101,244	CLP	56,510,000	05/26/2010	1,805
USD	200,460	CLP	113,280,000	05/28/2010	6,118
USD	40,089	CLP	22,590,000	06/01/2010	1,109
USD	204,192	INR	10,230,000	06/25/2010	1,269
USD	224,611	INR	11,255,000	07/12/2010	1,224
USD	170,594	MYR	610,000	07/12/2010	987
USD	985,374	MYR	3,537,000	07/13/2010	9,499
USD	450,528	MYR	1,621,000	07/16/2010	5,399
USD	51,040	INR	2,552,000	07/19/2010	147
USD	51,040	INR	2,552,000	07/20/2010	144
USD	716,086	MYR	2,557,000	07/20/2010	3,059
USD	245,462	ILS	933,000	08/19/2010	233
USD	187,201	ILS	715,500	08/20/2010	1,216
USD	320,204	ILS	1,221,000	08/23/2010	1,329
USD	96,220	INR	4,811,000	08/23/2010	91

					3,618,720

Contract to Deliver		In Exchange for		Delivery Date	Gross Unrealized Depreciation
AUD	1,779,340	RUB	37,400,978	09/24/2009	(330,257)
AUD	989,397	RUB	20,583,874	09/28/2009	(190,571)
AUD	291,417	VND	3,588,678,191	10/07/2009	(45,688)
AUD	255,992	CNY	1,184,807	10/13/2009	(42,241)
AUD	429,286	CNY	2,021,641	10/19/2009	(65,557)
AUD	347,750	USD	236,522	03/24/2010	(51,912)
EUR	213,333	CNY	2,048,000	09/18/2009	(6,036)
EUR	2,470,600	SEK	23,782,000	09/22/2009	(200,787)
EUR	1,333,312	CNY	12,760,200	09/23/2009	(43,575)
EUR	935,736	SEK	9,000,000	09/23/2009	(77,083)
EUR	586,635	CNY	5,693,000	09/24/2009	(7,653)
EUR	40,887	MYR	200,000	09/30/2009	(1,894)
EUR	532,033	CNY	5,013,880	10/15/2009	(28,812)
*EUR	714,178	JPY	95,000,000	10/15/2009	(2,613)
EUR	538,839	CNY	5,038,333	10/16/2009	(34,985)
EUR	725,187	CNY	6,753,219	10/19/2009	(51,094)
*EUR	1,323,688	JPY	175,339,678	10/21/2009	(12,682)
EUR	344,304	CHF	510,000	10/27/2009	(11,731)
EUR	346,197	CHF	504,098	10/28/2009	(20,017)
*EUR	915,000	JPY	110,756,175	11/18/2009	(120,843)
EUR	37,905	USD	47,981	11/19/2009	(6,361)
EUR	96,096	RUB	4,295,000	11/20/2009	(5,205)
EUR	422,060	USD	531,331	11/20/2009	(73,734)
EUR	279,029	USD	347,685	11/24/2009	(52,331)
EUR	99,849	USD	124,962	11/25/2009	(18,182)
EUR	190,735	USD	248,909	11/30/2009	(24,527)
EUR	354,501	CNY	3,265,000	12/04/2009	(30,136)
EUR	195,111	USD	246,708	12/08/2009	(32,998)
EUR	5,564,000	USD	7,710,839	01/11/2010	(265,107)
EUR	1,039,320	USD	1,456,636	01/13/2010	(33,215)
EUR	462,350	USD	649,602	01/14/2010	(13,170)
EUR	751,319	USD	1,049,142	01/15/2010	(27,860)
EUR	375,660	USD	529,117	01/19/2010	(9,381)
EUR	664,629	USD	945,355	01/25/2010	(7,362)
EUR	177,000	USD	248,375	01/29/2010	(5,345)
EUR	296,864	MYR	1,491,000	07/16/2010	(6,073)
EUR	334,440	MYR	1,683,000	07/20/2010	(5,948)
EUR	430,014	MYR	2,164,000	07/23/2010	(7,664)
EUR	428,676	MYR	2,164,000	07/27/2010	(5,785)
*JPY	103,943,695	USD	1,037,000	11/18/2009	(80,653)
MXN	8,343,000	USD	615,833	12/01/2009	(1,745)
MXN	28,981,900	USD	2,099,849	12/17/2009	(40,841)
*MXN	27,754,136	USD	2,046,886	12/22/2009	(1,726)
*MXN	18,481,067	USD	1,359,202	12/24/2009	(4,568)
MXN	8,632,000	USD	620,717	01/13/2010	(14,539)
*MXN	2,611,574	USD	191,710	01/20/2010	(301)
*MXN	38,841,758	USD	2,850,499	01/21/2010	(4,894)
MXN	11,423,000	USD	838,047	01/29/2010	(791)
NZD	1,481,419	USD	748,917	02/02/2010	(257,561)
NZD	110,442	USD	57,364	02/12/2010	(17,619)
NZD	147,399	USD	73,729	02/22/2010	(26,277)
NZD	4,057,505	USD	2,034,839	02/26/2010	(717,308)
NZD	5,823,000	USD	3,766,316	08/05/2010	(135,803)
NZD	685,000	USD	445,524	08/12/2010	(13,252)
NZD	317,000	USD	205,765	08/13/2010	(6,528)
NZD	334,000	USD	220,473	08/16/2010	(3,150)
SGD	11,412,000	USD	7,601,648	01/29/2010	(311,043)
SGD	2,667,000	USD	1,774,729	02/02/2010	(74,452)
SGD	2,387,000	USD	1,585,004	02/03/2010	(70,032)
SGD	2,400,000	USD	1,584,828	02/04/2010	(79,216)
SGD	1,915,000	USD	1,268,338	02/05/2010	(59,425)
SGD	1,508,000	USD	1,001,661	02/08/2010	(43,899)
SGD	1,911,000	USD	1,269,093	02/09/2010	(55,879)
SGD	757,200	USD	507,633	02/11/2010	(17,360)
USD	418,123	RUB	13,400,000	11/10/2009	(3,507)
USD	440,525	MYR	1,541,044	12/22/2009	(4,863)
USD	352,290	MYR	1,224,911	12/23/2009	(6,012)
USD	396,326	MYR	1,385,872	12/28/2009	(4,613)
USD	594,083	INR	29,157,000	06/01/2010	(7,710)
USD	17,814	INR	864,000	06/02/2010	(440)
USD	89,104	INR	4,277,000	06/03/2010	(3,100)
USD	594,091	INR	28,552,000	06/04/2010	(19,985)
USD	297,045	INR	14,276,000	06/07/2010	(10,040)
USD	268,217	INR	12,934,000	06/08/2010	(8,206)
USD	119,527	INR	5,815,000	06/10/2010	(2,641)
USD	298,807	INR	14,522,000	06/11/2010	(6,920)
USD	298,789	INR	14,554,000	06/16/2010	(6,340)
USD	268,925	INR	13,258,000	06/21/2010	(2,591)
USD	204,199	INR	10,067,000	06/22/2010	(1,979)
USD	306,283	INR	15,233,000	06/24/2010	(325)
USD	1,585,177	MYR	5,625,000	06/29/2010	(2,661)
USD	408,396	INR	20,236,000	07/09/2010	(2,287)
USD	85,255	MYR	302,824	07/12/2010	(76)
USD	878,001	MYR	3,109,000	07/23/2010	(3,647)
USD	920,845	MYR	3,269,000	07/27/2010	(1,551)
USD	250,404	MYR	883,000	07/30/2010	(2,102)
USD	514,580	MYR	1,800,000	08/06/2010	(8,469)
USD	491,898	ILS	1,864,000	08/17/2010	(1,033)
USD	295,140	ILS	1,119,000	08/19/2010	(465)
USD	360,853	INR	18,021,000	08/20/2010	(31)
USD	216,510	INR	10,806,000	08/23/2010	(184)
USD	221,323	INR	11,044,000	09/01/2010	(342)

					(4,127,397)

Net Unrealized Appreciation (Depreciation)					$(508,677)

*	Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
United Kingdom	$3,552,241	$24,345,796	(b)	$—	$27,898,037
United States	59,767,520	—		—	59,767,520
Other Countries(a)	37,362,854	67,291,831	(b)	—	104,654,685
Preferred Stock	4,144,479			—	4,144,479
Corporate Bonds & Notes	—	1,538,023		—	1,538,023
Government Agencies	—	159,794,882		—	159,794,882
Municipal Bonds & Notes	—	7,429,481		—	7,429,481
Short-Term Investment Securities:
Collective Investment Pool	—	10,941,419		—	10,941,419
Foreign Government Treasuries	—	1,827,505		—	1,827,505
U.S. Government Agencies	—	12,600,000		—	12,600,000
Other Financial Instruments:(c)
Forward Foreign Currency Contracts - Appreciation	—	3,618,720		—	3,618,720
Forward Foreign Currency Contracts - Depreciation	—	(4,127,397)		—	(4,127,397)

Total	$104,827,094	$285,260,260		$—	$390,087,354

(a)	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)
(c)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Legend

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Yuen Renminbi Koruna

EGP - Egyptian Pound

EUR - Euro Dollar

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polixh Zloty

RUB - New Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

VND - Viet Nam Dong

Industry Allocation*
Sovereign	41.6%
Medical-Drugs	6.3
Oil Companies-Integrated	4.6
U.S. Government Agencies	3.3
Multimedia	3.0
Collective Investment Pool	2.9
Telephone-Integrated	2.7
Telecom Services	2.1
Insurance-Multi-line	2.0
U.S. Municipal Bonds & Notes	1.9
Applications Software	1.5
Banks-Commercial	1.5
Cable/Satellite TV	1.4
Electric-Integrated	1.4
Diversified Manufacturing Operations	1.3
Cellular Telecom	1.2
Transport-Services	1.1
Auto-Cars/Light Trucks	1.1
Electronic Components-Semiconductors	1.1
Enterprise Software/Service	1.1
Medical-Biomedical/Gene	1.0
Electronic Components-Misc.	1.0
Networking Products	0.8
Insurance-Reinsurance	0.8
Beverages-Non-alcoholic	0.8
Retail-Discount	0.7
Computer Services	0.7
Food-Misc.	0.7
Insurance-Property/Casualty	0.7
Medical-Generic Drugs	0.6
Toys	0.6
Retail-Apparel/Shoe	0.6
Computers-Memory Devices	0.6
Diversified Minerals	0.6
Insurance-Life/Health	0.6
Security Services	0.5
Medical Labs & Testing Services	0.5
Aerospace/Defense	0.5
Banks-Fiduciary	0.5
Foreign Government Treasuries	0.5
Retail-Drug Store	0.5
Computers-Periphery Equipment	0.4
Publishing-Books	0.4
Insurance Brokers	0.4
Retail-Building Products	0.4
SupraNational	0.4
Photo Equipment & Supplies	0.4
Human Resources	0.3
Investment Management/Advisor Services	0.3
Medical-Hospitals	0.3
Real Estate Operations & Development	0.3
Distribution/Wholesale	0.3
Medical Products	0.3
Building Products-Cement	0.2
Diversified Banking Institutions	0.2
Semiconductor Components-Integrated Circuits	0.2
Metal-Aluminum	0.1

101.8%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Principal Amount/ Shares	Market Value (Note 1)
U.S. GOVERNMENT AGENCIES - 44.7%
Federal Farm Credit Bank - 3.1%

4.88% due 12/16/15#	$2,000,000	$2,159,368
4.88% due 01/17/17#	1,000,000	1,073,528
5.00% due 10/23/09	1,000,000	1,006,749

		4,239,645

Federal Home Loan Bank - 4.7%

4.75% due 09/11/15	1,000,000	1,073,570
4.88% due 11/27/13#	2,000,000	2,196,712
5.38% due 08/19/11#	2,000,000	2,160,984
5.38% due 06/14/13#	1,000,000	1,111,496

		6,542,762

Federal Home Loan Mtg. Corp. - 6.7%

4.50% due 09/01/19	620,713	648,969
4.75% due 11/17/15	3,000,000	3,251,115
5.00% due 12/14/18	1,000,000	1,023,908
5.00% due 10/01/34	512,101	528,234
5.33% due 12/01/35 (1)	163,719	171,544
5.50% due 12/01/36	357,775	373,519
5.75% due 01/15/12	2,000,000	2,206,888
6.00% due 11/01/33	610,149	647,676
6.50% due 02/01/32	240,449	258,534
7.50% due 09/01/16	85,562	92,538
8.00% due 02/01/30	4,598	5,209
8.00% due 08/01/30	1,262	1,430
8.00% due 06/01/31	5,660	6,413

		9,215,977

Federal National Mtg. Assoc. - 20.6%

2.88% due 10/12/10#	20,000,000	20,509,980
4.25% due 08/15/10#	2,000,000	2,071,220
4.77% due 02/01/35 (1)	31,119	32,083
4.81% due 11/01/34 (1)	100,493	104,448
5.00% due 02/16/12#	752,000	815,495
5.00% due 02/01/19	544,568	576,068
5.00% due 12/01/36 (1)	784,801	807,564
5.25% due 08/01/12#	1,000,000	1,068,832
5.32% due 01/01/36	47,314	49,611
5.50% due 12/01/33	307,014	321,579
5.50% due 10/01/34	532,365	557,122
6.00% due 05/15/11	1,000,000	1,084,869
6.00% due 06/01/35	225,766	238,734
6.50% due 02/01/17	72,678	78,340
6.50% due 07/01/32	53,084	57,292
7.00% due 09/01/31	99,276	109,154
11.50% due 09/01/19	343	387
12.00% due 01/15/16	91	102
12.50% due 09/20/15	142	160
13.00% due 11/01/15	405	444
14.50% due 11/15/14	170	195

		28,483,679

Government National Mtg. Assoc. - 9.6%

4.50% due September TBA	12,000,000	12,097,500
5.00% due 09/15/35	21,545	22,278
5.00% due 02/15/36	628,422	648,625
5.00% due 05/15/36	72,292	74,616
6.00% due 01/15/32	131,034	139,616
6.50% due 08/15/31	163,838	177,061
7.50% due 02/15/29	8,203	9,193
7.50% due 07/15/30	513	575
7.50% due 01/15/31	7,274	8,154
7.50% due 02/15/31	8,337	9,348

		13,186,966

Total U.S. Government Agencies (cost $59,158,533)		61,669,029

U.S. GOVERNMENT TREASURIES - 53.8%
United States Treasury Bonds - 31.4%

Zero coupon due 08/15/24 STRIPS	2,040,000	1,054,549
2.00% due 01/15/26 TIPS# (2)	2,151,151	2,089,977
4.50% due 05/15/38#	19,000,000	20,009,375
4.75% due 02/15/37#	3,500,000	3,825,392
5.00% due 05/15/37#	5,000,000	5,674,220
6.25% due 08/15/23#	2,000,000	2,475,000
6.63% due 02/15/27#	1,000,000	1,311,562
7.50% due 11/15/16#	1,000,000	1,282,109
7.88% due 02/15/21#	3,000,000	4,123,125
8.75% due 08/15/20#	1,000,000	1,448,125

		43,293,434

United States Treasury Notes - 22.4%

1.13% due 06/30/11#	3,140,000	3,153,982
1.88% due 06/15/12#	1,400,000	1,418,266
2.00% due 02/28/10#	6,000,000	6,051,330
2.63% due 06/30/14#	12,900,000	13,068,306
3.13% due 05/15/19#	2,045,000	1,996,431
3.25% due 06/30/16#	985,000	1,001,622
4.00% due 02/15/15#	1,000,000	1,072,578
4.25% due 08/15/13#	1,000,000	1,088,672
4.25% due 08/15/15#	1,000,000	1,084,062
4.75% due 02/15/10#	1,000,000	1,020,234

		30,955,483

Total U.S. Government Treasuries (cost $74,917,881)		74,248,917

Total Long-Term Investment Securities (cost $134,076,414)		135,917,946

SHORT TERM INVESTMENT SECURITIES - 21.8%
Collective Investment Pool - 21.8%
Securities Lending Quality Trust(3) (cost $30,401,418)	30,341,418	30,041,052

REPURCHASE AGREEMENT - 9.7%

UBS Securities LLC Joint Repurchase Agreement (4) (cost $13,313,000)	13,313,000	13,313,000

TOTAL INVESTMENTS (cost $177,790,832) (5)	130.0%	179,271,998
Liabilities in excess of other assets	(30.0)	(41,395,146)

NET ASSETS	100.0%	$137,876,852

#	The security or a portion thereof is out on loan.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2009.
(2)	Principal amount of security is adjusted for inflation.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

TIPS -  Treasury Inflation Protected Securities

TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

STRIPS - Separate Trading of Registered Interest and Principal Securities

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long Term Investment Securities:
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$4,239,645	$—	$4,239,645
Federal Home Loan Bank	—	6,542,762	—	6,542,762
Federal Home Loan Mtg, Corp.	—	9,215,977	—	9,215,977
Federal National Mtg. Assoc.	—	28,483,679	—	28,483,679
Government National Mtg. Assoc.		13,186,966	—	13,186,966
U.S. Government Treasuries	74,248,917	—	—	74,248,917
Short Term Investment Securities:
Collective Investment Pool	—	30,041,052	—	30,041,052
Repurchase Agreement	—	13,313,000	—	13,313,000

Total	$74,248,917	$105,023,081	$—	$179,271,998

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.2%
Aerospace/Defense - 1.5%

Raytheon Co.	144,282	$6,807,225
Rockwell Collins, Inc.	53,100	2,444,724
TransDigm Group, Inc.†	5,761	256,479

		9,508,428

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp.	7,594	450,780

Agricultural Chemicals - 0.6%

CF Industries Holdings, Inc.	1,885	153,929
Monsanto Co.	44,800	3,757,824
Terra Industries, Inc.	1,524	47,412

		3,959,165

Agricultural Operations - 0.0%

Archer-Daniels-Midland Co.	10,506	302,888

Apparel Manufacturers - 0.5%

Coach, Inc.	45,148	1,277,237
Polo Ralph Lauren Corp.	32,667	2,168,435

		3,445,672

Appliances - 0.6%

Whirlpool Corp.	61,500	3,948,915

Applications Software - 3.6%

Microsoft Corp.	864,403	21,307,534
Salesforce.com, Inc.†	30,000	1,556,100

		22,863,634

Auto-Cars/Light Trucks - 0.3%

Hyundai Motor Co.(1)	8,590	728,495
Toyota Motor Corp.(1)	33,400	1,424,318

		2,152,813

Auto-Heavy Duty Trucks - 1.1%

Navistar International Corp.†	119,262	5,156,889
Oshkosh Corp.	10,360	348,096
PACCAR, Inc.	30,400	1,099,568

		6,604,553

Auto/Truck Parts & Equipment-Original - 0.9%

BorgWarner, Inc.	170,300	5,052,801
TRW Automotive Holdings Corp.†	11,241	198,404
WABCO Holdings, Inc.	17,061	325,353

		5,576,558

Banks-Commercial - 0.8%

Banco Santander SA(1)	107,900	1,664,267
Julius Baer Holding AG(1)	18,714	955,167
National Bank of Greece SA†(1)	43,495	1,369,614
Standard Chartered PLC(1)	38,120	865,229
Toronto-Dominion Bank	867	53,477

		4,907,754

Banks-Super Regional - 0.8%

Wells Fargo & Co.	175,449	4,828,356

Beverages-Non-alcoholic - 4.0%

Coca-Cola Enterprises, Inc.	55,171	1,115,006
PepsiCo, Inc.	170,705	9,673,852
The Coca-Cola Co.	295,389	14,406,122

		25,194,980

Beverages-Wine/Spirits - 0.1%

Pernod Ricard SA(1)	7,780	606,728

Broadcast Services/Program - 0.6%

Discovery Communications, Inc., Class A†	41,490	1,075,421
Scripps Networks Interactive, Inc., Class A	73,779	2,395,604

		3,471,025

Building Products-Cement - 0.2%

CRH PLC(1)	44,320	1,109,258

Building-Residential/Commercial - 0.4%

D.R. Horton, Inc.	1,108	14,858
KB Home	123,500	2,248,935

		2,263,793

Cable/Satellite TV - 0.3%

British Sky Broadcasting Group PLC(1)	54,080	478,758
Comcast Corp., Class A	7,293	111,729
DISH Network Corp., Class A†	51,118	833,734
The DIRECTV Group, Inc.†	27,560	682,386

		2,106,607

Casino Hotels - 0.1%

Melco Crown Entertainment, Ltd. ADR†	55,360	339,357

Chemicals-Diversified - 0.9%

BASF SE(1)	9,720	508,302
Celanese Corp., Class A	200,274	5,100,979

		5,609,281

Chemicals-Specialty - 0.1%

Eastman Chemical Co.	2,616	136,450
Lubrizol Corp.	3,461	220,535

		356,985

Coal - 0.0%

Peabody Energy Corp.	3,525	115,197

Commercial Services-Finance - 2.6%

Companhia Brasileira de Meios de Pagamento	52,586	458,701
Experian PLC(1)	99,760	836,062
Global Payments, Inc.	7,210	305,992
H&R Block, Inc.	62,321	1,076,907
Lender Processing Services, Inc.	16,489	565,243
Mastercard, Inc., Class A	6,170	1,250,227
Moody’s Corp.	158,222	4,309,967
The Western Union Co.	84,008	1,515,504
Visa, Inc., Class A	83,600	5,943,960

		16,262,563

Computer Aided Design - 0.1%

Autodesk, Inc.†	16,079	376,731

Computer Services - 0.4%

Accenture PLC Class A	38,970	1,286,010
Cognizant Technology Solutions Corp., Class A†	17,122	597,215
Syntel, Inc.	22,614	906,143

		2,789,368

Computers - 7.5%

Apple, Inc.†	129,573	21,795,474
Hewlett-Packard Co.	132,055	5,927,949
International Business Machines Corp.	155,109	18,310,618
Research In Motion, Ltd.†	12,000	876,720

		46,910,761

Computers-Integrated Systems - 0.2%

Teradata Corp.†	40,158	1,081,455

Computers-Memory Devices - 1.6%

EMC Corp.†	373,465	5,938,093
NetApp, Inc.†	137,800	3,134,950
Seagate Technology	26,601	368,424
Western Digital Corp.†	15,592	534,494

		9,975,961

Consulting Services - 0.0%

SAIC, Inc.†	7,508	138,823

Consumer Products-Misc. - 0.2%

Clorox Co.	9,138	539,965
The Scotts Miracle-Gro Co., Class A	20,515	834,755

		1,374,720

Containers-Metal/Glass - 0.0%

Silgan Holdings, Inc.	4,569	222,145

Containers-Paper/Plastic - 0.1%

Packaging Corp. of America	9,851	200,566
Pactiv Corp.†	27,564	684,966

		885,532

Cosmetics & Toiletries - 3.0%

Avon Products, Inc.	23,918	762,267
Bare Escentuals, Inc.†	13,517	125,438
Colgate-Palmolive Co.	72,282	5,254,901
The Procter & Gamble Co.	231,711	12,537,882

		18,680,488

Diagnostic Equipment - 0.2%

Gen-Probe, Inc.†	33,900	1,306,845

Diagnostic Kits - 0.2%

Qiagen NV†	51,300	1,054,215

Dialysis Centers - 0.1%

Fresenius Medical Care AG(1)	14,527	653,278

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	4,141	333,682

Diversified Banking Institutions - 1.2%

Citigroup, Inc.	30,472	152,360
Credit Suisse Group AG(1)	19,080	972,459
Morgan Stanley	18,033	522,236
The Goldman Sachs Group, Inc.	36,649	6,063,943

		7,710,998

Diversified Financial Services - 0.2%

IntercontinentalExchange, Inc.†	15,300	1,435,140

Diversified Manufacturing Operations - 3.4%

3M Co.	153,265	11,050,406
Carlisle Cos., Inc.	24,520	808,915
Danaher Corp.	10,200	619,242
General Electric Co.	3,604	50,096
Honeywell International, Inc.	108,300	3,981,108
Illinois Tool Works, Inc.	111,100	4,646,202
ITT Corp.	6,652	333,132

		21,489,101

Diversified Minerals - 0.3%

BHP Billiton, Ltd.(1)	60,461	1,888,077

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	32,724	2,656,862

E-Commerce/Services - 0.7%

eBay, Inc.†	34,138	755,816
NetFlix, Inc.†	18,379	802,427
priceline.com, Inc.†	8,190	1,261,096
Rakuten, Inc.(1)	2,126	1,284,363

		4,103,702

Electric-Integrated - 0.4%

FPL Group, Inc.	43,300	2,432,594

Electronic Components-Misc. - 0.3%

Garmin, Ltd.	4,456	146,469
Murata Manufacturing Co., Ltd.(1)	9,800	461,154
Nidec Corp.(1)	17,400	1,242,812

		1,850,435

Electronic Components-Semiconductors - 2.7%

Broadcom Corp., Class A†	158,284	4,503,180
Intel Corp.	127,314	2,587,020
LSI Corp.†	122,519	638,324
National Semiconductor Corp.	10,419	158,056
PMC - Sierra, Inc.†	174,000	1,579,920
QLogic Corp.†	159,000	2,513,790
Samsung Electronics Co., Ltd. GDR*(1)	2,930	893,168
Skyworks Solutions, Inc.†	221,700	2,582,805
Texas Instruments, Inc.	49,824	1,225,172

		16,681,435

Electronic Forms - 0.2%

Adobe Systems, Inc.†	45,799	1,439,005

Engineering/R&D Services - 0.1%

Fluor Corp.	10,052	531,751

Enterprise Software/Service - 2.4%

Oracle Corp.	672,070	14,698,171
Sybase, Inc.†	7,979	278,068

		14,976,239

Finance-Credit Card - 1.3%

American Express Co.	234,720	7,938,230

Finance-Investment Banker/Broker - 0.1%

Investment Technology Group, Inc.†	2,724	67,119
The Charles Schwab Corp.	34,595	624,786

		691,905

Finance-Leasing Companies - 0.2%

ORIX Corp.(1)	13,790	1,054,007

Finance-Other Services - 0.3%

CME Group, Inc.	6,200	1,804,448

Food-Catering - 0.2%

Compass Group PLC(1)	208,653	1,109,495

Food-Confectionery - 0.2%

The Hershey Co.	25,307	992,794

Food-Misc. - 2.2%

Cadbury PLC(1)	92,490	872,022

ConAgra Foods, Inc.	18,174	373,112
General Mills, Inc.	80,500	4,808,265
Kellogg Co.	98,300	4,628,947
Nestle SA(1)	75,400	3,133,862

		13,816,208

Food-Retail - 0.2%

Koninklijke Ahold NV(1)	77,790	913,033
SUPERVALU, Inc.	2,788	40,008
The Kroger Co.	10,156	219,268

		1,172,309

Food-Wholesale/Distribution - 0.0%

Sysco Corp.	8,738	222,732

Gold Mining - 0.5%

Newmont Mining Corp.	83,400	3,351,846

Hospital Beds/Equipment - 0.1%

Hill-Rom Holdings, Inc.	11,836	242,519
Kinetic Concepts, Inc.†	14,523	464,010

		706,529

Hotel/Motels - 0.5%

Starwood Hotels & Resorts Worldwide, Inc.	112,945	3,363,502

Human Resources - 0.2%

Adecco SA(1)	20,670	993,722
The Capita Group PLC(1)	51,927	574,220

		1,567,942

Independent Power Producers - 0.0%

Calpine Corp.†	994	11,689

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	11,517	481,986

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	15,910	1,193,727

Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.†	42,300	1,912,383

Insurance-Life/Health - 0.7%

Aflac, Inc.	91,514	3,717,299
Prudential Financial, Inc.	16,781	848,783

		4,566,082

Insurance-Multi-line - 0.1%

American Financial Group, Inc.	22,567	578,844

Insurance-Property/Casualty - 0.2%

Admiral Group PLC(1)	27,530	477,018
Fidelity National Financial, Inc., Class A	40,856	613,657

		1,090,675

Internet Application Software - 0.2%

Tencent Holdings, Ltd.(1)	72,800	1,085,540

Internet Infrastructure Software - 0.5%

F5 Networks, Inc.†	84,515	2,914,922

Internet Security - 0.0%

VeriSign, Inc.†	1,200	25,428

Investment Companies - 0.0%

Man Group PLC, Class B(1)	62,560	271,042

Investment Management/Advisor Services - 0.1%

Federated Investors, Inc., Class B	3,783	99,304
GAMCO Investors, Inc., Class A	2,992	135,029
Och Ziff Capital Management	31,852	317,883

		552,216

Leisure Products - 0.2%

WMS Industries, Inc.†	24,978	1,057,319

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	1,413	64,023
Hitachi Construction Machinery Co., Ltd.(1)	10,400	209,520
Joy Global, Inc.	4,970	193,084

		466,627

Machinery-Electrical - 0.1%

SMC Corp.(1)	7,500	870,662

Machinery-Farming - 0.1%

Kubota Corp.(1)	63,000	516,322

Machinery-Pumps - 0.2%

Flowserve Corp.	13,947	1,202,929
Graco, Inc.	11,967	300,491

		1,503,420

Medical Instruments - 0.9%

Bruker BioSciences Corp.†	10,645	108,047
Edwards Lifesciences Corp.†	34,700	2,147,236
ev3, Inc.†	44,639	568,701
Intuitive Surgical, Inc.†	6,446	1,435,588
Medtronic, Inc.	8,071	309,119
St. Jude Medical, Inc.†	36,131	1,392,489

		5,961,180

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	8,739	471,556

Medical Products - 3.9%

Baxter International, Inc.	167,103	9,511,503
Becton, Dickinson & Co.	19,251	1,340,254
Covidien PLC	85,500	3,383,235
Johnson & Johnson	174,557	10,550,225

		24,785,217

Medical-Biomedical/Gene - 4.2%

Alexion Pharmaceuticals, Inc.†	65,200	2,943,128
Amgen, Inc.†	166,925	9,972,099
Celgene Corp.†	17,474	911,619
CSL, Ltd.(1)	31,861	865,979
Gilead Sciences, Inc.†	135,525	6,106,756
Illumina, Inc.†	57,341	2,022,417
Life Technologies Corp.†	2,750	122,458
Millipore Corp.†	14,167	938,280
Myriad Genetics, Inc.†	25,167	769,355
Vertex Pharmaceuticals, Inc.†	40,000	1,496,400

		26,148,491

Medical-Drugs - 3.9%

Abbott Laboratories	296,368	13,404,725
Allergan, Inc.	21,918	1,225,655
Bristol-Myers Squibb Co.	19,816	438,528
Eli Lilly & Co.	33,955	1,136,134
Novartis AG(1)	16,010	743,410
Novo Nordisk A/S, Class B(1)	47,100	2,878,390

Roche Holding AG(1)	8,650	1,376,414
Schering-Plough Corp.	65,495	1,845,649
Sepracor, Inc.†	11,216	203,571
Valeant Pharmaceuticals International†	37,135	961,425

		24,213,901

Medical-Generic Drugs - 0.1%

Teva Pharmaceutical Industries, Ltd. ADR	9,040	465,560

Medical-HMO - 0.3%

UnitedHealth Group, Inc.	67,300	1,884,400

Metal-Copper - 0.1%

Antofagasta PLC(1)	62,460	771,946

Multimedia - 0.0%

FactSet Research Systems, Inc.	235	12,934

Networking Products - 2.3%

Cisco Systems, Inc.†	634,728	13,710,125
Juniper Networks, Inc.†	21,396	493,606

		14,203,731

Oil & Gas Drilling - 0.3%

Noble Corp.	19,203	672,681
Transocean, Ltd.†	13,700	1,039,008

		1,711,689

Oil Companies-Exploration & Production - 2.1%

Apache Corp.	30,000	2,548,500
Occidental Petroleum Corp.	95,300	6,966,430
Quicksilver Resources, Inc.†	143,300	1,550,506
Southwestern Energy Co.†	31,841	1,173,659
W&T Offshore, Inc.	26,082	257,690
XTO Energy, Inc.	21,880	844,568

		13,341,353

Oil Companies-Integrated - 1.4%

BG Group PLC(1)	80,510	1,328,152
Chevron Corp.	14,430	1,009,234
Exxon Mobil Corp.	68,884	4,763,329
Murphy Oil Corp.	8,462	482,334
Petroleo Brasileiro SA ADR	23,410	927,972

		8,511,021

Oil-Field Services - 1.0%

Saipem SpA(1)	28,766	772,207
Schlumberger, Ltd.	89,473	5,028,383
Weatherford International, Ltd.†	33,510	668,524

		6,469,114

Optical Supplies - 0.3%

Alcon, Inc.	12,738	1,649,189

Paper & Related Products - 0.2%

International Paper Co.	46,843	1,075,047

Patient Monitoring Equipment - 0.0%

Masimo Corp.†	9,935	249,567

Pharmacy Services - 1.3%

Express Scripts, Inc.†	98,200	7,092,004
Medco Health Solutions, Inc.†	23,642	1,305,511

		8,397,515

Physical Therapy/Rehabilitation Centers - 0.0%

Healthsouth Corp.†	7,037	109,848

Power Converter/Supply Equipment - 0.1%

Vestas Wind Systems A/S†(1)	8,719	626,237

Printing-Commercial - 0.1%

VistaPrint, Ltd.†	15,989	662,584

Rental Auto/Equipment - 0.0%

Rent-A-Center, Inc.†	12,739	251,340

Retail-Apparel/Shoe - 1.1%

Aeropostale, Inc.†	4,020	157,383
Chico’s FAS, Inc.†	195,800	2,492,534
J Crew Group, Inc.†	95,900	3,269,231
Ross Stores, Inc.	24,359	1,136,104

		7,055,252

Retail-Auto Parts - 0.7%

O’Reilly Automotive, Inc.†	114,110	4,368,131

Retail-Automobile - 0.3%

CarMax, Inc.†	109,600	1,897,176

Retail-Bedding - 0.2%

Bed Bath & Beyond, Inc.†	31,616	1,153,352

Retail-Building Products - 1.1%

Home Depot, Inc.	143,600	3,918,844
Lowe’s Cos., Inc.	145,500	3,128,250

		7,047,094

Retail-Discount - 2.5%

Dollar Tree, Inc.†	18,015	899,669
Family Dollar Stores, Inc.	11,329	343,042
Target Corp.	104,100	4,892,700
Wal-Mart Stores, Inc.	190,398	9,685,546

		15,820,957

Retail-Drug Store - 1.2%

CVS Caremark Corp.	61,755	2,317,048
Walgreen Co.	150,300	5,092,164

		7,409,212

Retail-Home Furnishings - 0.1%

Nitori Co., Ltd.(1)	6,750	521,908

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	35,228	1,266,447

Retail-Misc./Diversified - 0.1%

Wesfarmers, Ltd.(1)	23,570	500,236

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.	5,395	242,451

Retail-Regional Department Stores - 1.0%

Kohl’s Corp.†	119,740	6,177,387

Retail-Restaurants - 0.9%

Chipotle Mexican Grill, Inc., Class A†	25,700	2,155,716
McDonald’s Corp.	35,911	2,019,634
Panera Bread Co., Class A†	2,408	125,722
Starbucks Corp.†	63,203	1,200,225

		5,501,297

Satellite Telecom - 0.1%

SES FDR(1)	18,138	355,705

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	59,729	783,644

Schools - 0.4%

Apollo Group, Inc., Class A†	30,252	1,960,935
ITT Educational Services, Inc.†	3,316	348,147
Strayer Education, Inc.	1,253	264,508

		2,573,590

Semiconductor Components-Integrated Circuits - 1.3%

Cypress Semiconductor Corp.†	12,621	127,725
Linear Technology Corp.	174,100	4,625,837
Marvell Technology Group, Ltd.†	221,044	3,370,921

		8,124,483

Semiconductor Equipment - 0.2%

ASML Holding NV	31,610	868,327
Tessera Technologies, Inc.†	21,245	533,887

		1,402,214

Soap & Cleaning Preparation - 0.3%

Church & Dwight Co., Inc.	15,193	867,976
Reckitt Benckiser Group PLC(1)	28,297	1,310,629

		2,178,605

Steel Pipe & Tube - 0.4%

Valmont Industries, Inc.	32,000	2,634,560

Telecom Services - 0.0%

NeuStar, Inc., Class A†	13,063	302,800

Telecommunication Equipment - 0.3%

Arris Group, Inc.†	157,000	2,081,820

Telephone-Integrated - 0.1%

Koninklijke KPN NV(1)	22,080	339,570

Tobacco - 0.3%

Lorillard, Inc.	6,409	466,383
Philip Morris International, Inc.	29,780	1,361,244

		1,827,627

Toys - 0.2%

Marvel Entertainment, Inc.†	24,466	1,183,420

Transport-Rail - 1.0%

Union Pacific Corp.	103,050	6,163,421

Transport-Services - 0.9%

C.H. Robinson Worldwide, Inc.	4,755	267,516
United Parcel Service, Inc., Class B	101,197	5,409,992

		5,677,508

Vitamins & Nutrition Products - 0.4%

Mead Johnson Nutrition Co., Class A	64,327	2,551,209

Web Portals/ISP - 2.9%

Google, Inc., Class A†	36,401	16,805,249
NetEase.com, Inc. ADR†	10,120	424,939
Sohu.com, Inc.†	10,778	658,536

		17,888,724

Wireless Equipment - 3.1%

American Tower Corp., Class A†	204,164	6,461,791
QUALCOMM, Inc.	284,010	13,183,744

		19,645,535

Total Long-Term Investment Securities
(cost $581,200,332)		622,504,219

SHORT-TERM INVESTMENT SECURITIES - 13.3%
Collective Investment Pool - 12.6%
Securities Lending Quality Trust(2)(4)	79,686,330	78,741,762

Time Deposits - 0.7%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/01/09	$4,659,000	4,659,000

Total Short-Term Investment Securities
(cost $84,345,330)		83,400,762

TOTAL INVESTMENTS
(cost $665,545,662)(3)	112.5%	705,904,981
Liabilities in excess of other assets	(12.5)	(78,511,409)

NET ASSETS	100.0%	$627,393,572

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2009, the aggregate value of these securities was $893,168 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $42,412,757 representing 6.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	At August 31, 2009, the Fund had loaned securities with a total value of $78,104,410. This was secured by collateral of $79,686,330, which was received in cash and subsequently invested in short-term investments currently valued at $78,741,762 as reported in the Portfolio of Investments. The remaining collateral of $1,526,646 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	3.75% to 4.25%	11/15/17 to 11/15/18
United States Treasury Bonds	4.50% to 8.00%	11/15/21 to 02/15/36

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

GDR - Global Depository Receipt

Open Forward Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
CHF	2,273,762	USD	2,126,283	8/31/2009	$(21,496)
DKK	9,674,340	USD	1,848,365	8/31/2009	(13,860)

Net Unrealized Appreciation (Depreciation)					$(35,356)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$46,910,761	$—		$—	$46,910,761
Other Industries(a)	533,180,701	42,412,757	(b)	—	575,593,458
Short-Term Investment Securities:
Collective Investment Pool	—	78,741,762		—	78,741,762
Time Deposits	—	4,659,000		—	4,659,000
Other Financial Instruments:(c)
Forward Foreign Currency Contracts - Depreciation	—	(35,356)		—	(35,356)

Total	$580,091,462	$125,778,163		$—	$705,869,625

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)
(c)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Legend

CHF - Swiss Franc

DKK - Danish Krone

USD - United State Dollar

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.9%
Aerospace/Defense - 1.5%

General Dynamics Corp.	20,000	$1,183,800

Aerospace/Defense-Equipment - 2.2%

United Technologies Corp.	29,000	1,721,440

Applications Software - 2.0%

Microsoft Corp.	63,600	1,567,740

Banks-Fiduciary - 1.6%

The Bank of New York Mellon Corp.	43,000	1,273,230

Banks-Super Regional - 1.6%

Wells Fargo & Co.	47,000	1,293,440

Beverages-Non-alcoholic - 2.8%

PepsiCo, Inc.	19,800	1,122,066
The Coca-Cola Co.	22,700	1,107,079

		2,229,145

Cable/Satellite TV - 1.5%

Comcast Corp., Class A	78,000	1,194,960

Computers - 5.3%

Apple, Inc.†	7,000	1,177,470
Hewlett-Packard Co.	29,200	1,310,788
International Business Machines Corp.	15,000	1,770,750

		4,259,008

Computers-Memory Devices - 0.0%

ESC Seagate Technology† (1)(2)(3)	10,000	0

Cosmetics & Toiletries - 1.4%

The Procter & Gamble Co.	20,700	1,120,077

Diversified Banking Institutions - 9.9%

Bank of America Corp.	143,400	2,522,406
Citigroup, Inc.#	200,000	1,000,000
JPMorgan Chase & Co.	55,300	2,403,338
Morgan Stanley	42,000	1,216,320
The Goldman Sachs Group, Inc.	5,000	827,300

		7,969,364

Diversified Manufacturing Operations - 1.9%

General Electric Co.	112,100	1,558,190

E-Commerce/Services - 1.5%

eBay, Inc.†	56,000	1,239,840

Electric-Integrated - 4.5%

FPL Group, Inc.	23,000	1,292,140
PG&E Corp.	28,200	1,144,638
Xcel Energy, Inc.	61,200	1,208,700

		3,645,478

Electronic Components-Semiconductors - 2.0%

Intel Corp.	77,200	1,568,704

Enterprise Software/Service - 1.5%

Oracle Corp.	54,500	1,191,915

Food-Misc. - 2.9%

H.J. Heinz Co.	30,000	1,155,000
Kraft Foods, Inc., Class A	41,600	1,179,360

		2,334,360

Insurance-Multi-line - 4.0%

MetLife, Inc.	42,000	1,585,920
The Allstate Corp.	55,000	1,616,450

		3,202,370

Medical Instruments - 1.6%

Medtronic, Inc.	33,000	1,263,900

Medical Products - 1.9%

Johnson & Johnson	25,500	1,541,220

Medical-Biomedical/Gene - 1.0%

Amgen, Inc.†	13,000	776,620

Medical-Drugs - 4.8%

Abbott Laboratories	33,900	1,533,297
Merck & Co., Inc.	33,600	1,089,648
Pfizer, Inc.	75,500	1,260,850

		3,883,795

Medical-HMO - 1.5%

UnitedHealth Group, Inc.	42,000	1,176,000

Networking Products - 1.4%

Cisco Systems, Inc.†	53,100	1,146,960

Non-Hazardous Waste Disposal - 1.9%

Waste Management, Inc.	52,000	1,556,360

Oil & Gas Drilling - 1.9%

Transocean, Ltd.†	20,000	1,516,800

Oil Companies-Exploration & Production - 2.2%

Occidental Petroleum Corp.	24,000	1,754,400

Oil Companies-Integrated - 10.8%

Chevron Corp.	35,400	2,475,876
ConocoPhillips	53,000	2,386,590
Exxon Mobil Corp.	32,900	2,275,035
Marathon Oil Corp.	49,000	1,512,630

		8,650,131

Retail-Building Products - 1.5%

Lowe’s Cos., Inc.	56,000	1,204,000

Retail-Consumer Electronics - 1.4%

Best Buy Co., Inc.	31,000	1,124,680

Retail-Discount - 4.8%

Target Corp.	28,000	1,316,000
Wal-Mart Stores, Inc.	49,000	2,492,630

		3,808,630

Retail-Drug Store - 1.6%

CVS Caremark Corp.	34,000	1,275,680

Retail-Restaurants - 1.4%

McDonald’s Corp.	20,000	1,124,800

Telephone-Integrated - 4.3%

AT&T, Inc.	89,200	2,323,660
Verizon Communications, Inc.	36,800	1,142,272

		3,465,932

Tobacco - 1.4%

Philip Morris International, Inc.	25,000	1,142,750

Transport-Rail - 1.3%

Union Pacific Corp.	17,000	1,016,770

Web Portals/ISP - 2.7%

Google, Inc., Class A†	2,200	1,015,674
Yahoo!, Inc.†	81,000	1,183,410

		2,199,084

Wireless Equipment - 1.4%

QUALCOMM, Inc.	24,900	1,155,858

Total Long-Term Investment Securities (cost $76,923,477)		79,337,431

SHORT TERM INVESTMENT SECURITIES - 1.3%
Collective Investment Pool - 1.3%
Securities Lending Quality Trust (4)
(cost $1,100,000)	1,100,000	1,086,961

REPURCHASE AGREEMENT - 1.1%

State Street Bank & Trust Co. Joint Repurchase Agreement (5) (cost $866,000)	$866,000	866,000

TOTAL INVESTMENTS (cost $78,889,477) (6)	101.3%	$81,290,392
Other assets less liabilities	(1.3)	(1,047,766)

NET ASSETS	100.0%	$80,242,626

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(2)	Illiquid security. At August 31, 2009, the aggregate values of these securities was $0 representing 0.0% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2009, the Growth & Income Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
ESC Seagate Technology (common stock)	10/14/04	10,000	$0	$0	$0.00	0.00%

(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$4,259,008	$—	$—	$4,259,008
Diversified Banking Instituitions	7,969,364	—	—	7,969,364
Oil Companies - Intergrated	8,650,131	—	—	8,650,131
Other Industries(a)	58,458,928	—	0	58,458,928
Short-Term Investment Securities:
Collective Investment Pool	—	1,086,961	—	1,086,961
Repurchase Agreement	—	866,000	—	866,000

Total	$79,337,431	$1,952,961	$0	$81,290,392

(a)    Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock - Other Industries
Balance as of 5/31/2009	$0

Accrued discounts/premiums	—

Realized gain(loss)	—

Change in unrealized appreciation(depreciation)	—

Net purchases(sales)	—

Transfers in and/or out of Level 3	—

Balance as of 8/31/2009	$0

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK - 101.4%
Agricultural Chemicals - 0.9%

Monsanto Co.	16,700	$1,400,796

Chemicals-Diversified - 0.2%

Bayer AG(1)	4,100	252,101

Chemicals-Specialty - 0.2%

Lonza Group AG(1)	2,851	280,112
Symyx Technologies, Inc.†	14,500	89,610

		369,722

Dental Supplies & Equipment - 0.9%

DENTSPLY International, Inc.	40,800	1,375,368

Diagnostic Equipment - 0.0%

Immucor, Inc.†	2,333	42,204

Diagnostic Kits - 0.3%

Idexx Laboratories, Inc.†	8,200	416,232

Dialysis Centers - 0.7%

DaVita, Inc.†	22,700	1,173,817

Disposable Medical Products - 0.5%

C.R. Bard, Inc.	10,200	821,916

Drug Delivery Systems - 0.7%

Alkermes, Inc.†	122,900	1,112,245

Enterprise Software/Service - 0.5%

MedAssets, Inc.†	32,500	725,725

Hazardous Waste Disposal - 0.5%

Stericycle, Inc.†	15,200	752,704

Heart Monitors - 0.2%

HeartWare International, Inc. (Private placement)†(3)(4)(5)	5,599	144,465
HeartWare International, Inc. (Escrow deposit shares)†(3)(4)(6)	6,701	147,422

		291,887

Instruments-Scientific - 0.9%

Thermo Fisher Scientific, Inc.†	10,300	465,663
Waters Corp.†	20,700	1,040,796

		1,506,459

Insurance Brokers - 0.1%

Tempo Participacoes SA†	123,400	182,674

Insurance-Multi-line - 0.2%

Assurant, Inc.	10,650	318,967

Medical Information Systems - 1.1%

Cerner Corp.†	8,200	506,022
Computer Programs & Systems, Inc.	9,900	383,130
Eclipsys Corp.†	49,200	824,592

		1,713,744

Medical Instruments - 7.3%

Arthrocare Corp.†	33,100	582,560
Boston Scientific Corp.†	12,400	145,700
Conceptus, Inc.†	89,400	1,619,928
Edwards Lifesciences Corp.†	18,800	1,163,344
Intuitive Surgical, Inc.†	11,560	2,574,528
Medtronic, Inc.	69,100	2,646,530
Micrus Endovascular Corp.†	34,900	399,256
NuVasive, Inc.†	11,350	454,794
St. Jude Medical, Inc.†	49,200	1,896,168
Stereotaxis, Inc.†	75,100	264,352

		11,747,160

Medical Labs & Testing Services - 1.5%

Covance, Inc.†	31,300	1,662,030
Laboratory Corp. of America Holdings†	11,800	823,522

		2,485,552

Medical Products - 10.6%

Baxter International, Inc.	95,800	5,452,936
CareFusion Corp.†	26,200	510,900
Covidien PLC	45,600	1,804,392
EnteroMedics, Inc. (Private placement)†(3)(4)(5)	69,193	211,661
EnteroMedics, Inc.†	91,807	295,619
Fresenius SE(1)	11,870	601,271
Henry Schein, Inc.†	74,000	3,920,520
Johnson & Johnson	2,100	126,924
Nobel Biocare Holding AG(1)	25,761	789,045
PSS World Medical, Inc.†	2,100	42,924
Sonova Holding AG(1)	866	82,968
Stryker Corp.	34,400	1,426,224
Synthes, Inc.(1)	5,700	668,014
Wright Medical Group, Inc.†	61,000	990,640
Zimmer Holdings, Inc.†	2,400	113,640

		17,037,678

Medical-Biomedical/Gene - 25.3%

Acorda Therapeutics, Inc.†	45,400	1,026,948
Alexion Pharmaceuticals, Inc.†	143,920	6,496,549
AMAG Pharmaceuticals, Inc.†	600	24,624
Amgen, Inc.†	55,300	3,303,622
Basilea Pharmaceutica AG†(1)	408	36,001
BioCryst Pharmaceuticals, Inc.†	30,600	381,582
Biogen Idec, Inc.†	6,600	331,386
Celgene Corp.†	55,540	2,897,522
Cubist Pharmaceuticals, Inc.†	57,000	1,178,760
deCODE genetics, Inc.†	80,700	45,192
Dyadic International, Inc.†	35,800	21,122
Exelixis, Inc.†	109,000	620,210
Genmab A/S†(1)	2,529	71,533
Genzyme Corp.†	6,200	345,402
Gilead Sciences, Inc.†	199,800	9,002,988
Human Genome Sciences, Inc.†	75,500	1,493,390
Illumina, Inc.†	71,400	2,518,278
Incyte Corp., Ltd.†	218,900	1,442,551
Intercell AG†(1)	9,400	337,263
InterMune, Inc.†	2,000	30,360
Life Technologies Corp.†	18,308	815,255
Millipore Corp.†	8,800	582,824
Myriad Genetics, Inc.†	15,400	470,778
Nanosphere, Inc.†	2,300	18,423
OSI Pharmaceuticals, Inc.†	31,796	1,062,622
Regeneron Pharmaceuticals, Inc.†	37,000	841,010
Seattle Genetics, Inc.†	66,400	813,400
The Medicines Co.†	194,000	1,478,280
Vertex Pharmaceuticals, Inc.†	81,594	3,052,432

		40,740,307

Medical-Drugs - 21.8%

Abbott Laboratories	1,600	72,368
Acadia Pharmaceuticals, Inc.†	49,000	286,160
Allergan, Inc.	42,900	2,398,968
Array Biopharma, Inc.†	14,900	61,388
Biodel, Inc.†	40,100	204,109
Bristol-Myers Squibb Co.	16,400	362,932
Cadence Pharmaceuticals, Inc.†	79,400	866,254
Cardiome Pharma Corp.†	18,200	81,354
Cephalon, Inc.†	52,300	2,977,439

Chugai Pharmaceutical Co., Ltd.(1)	68,800	1,404,542
Daiichi Sankyo Co., Ltd.(1)	16,700	356,166
Elan Corp. PLC ADR†	180,800	1,307,184
Eurand NV†	8,100	116,559
GlaxoSmithKline Pharmaceuticals, Ltd.(1)	8,186	240,986
Hikma Pharmaceuticals PLC(1)	45,800	344,095
Idenix Pharmaceuticals, Inc.†	27,300	83,538
Infinity Pharmaceuticals, Inc.†	35,950	251,650
Ipsen SA(1)	12,312	609,231
King Pharmaceuticals, Inc.†	24,400	253,272
Medicis Pharmaceutical Corp., Class A	34,700	640,909
Merck & Co., Inc.	91,700	2,973,831
Merck KGaA(1)	10,275	932,774
Novartis AG(1)	13,012	604,201
Novo Nordisk A/S, Class B(1)	12,233	747,587
Optimer Pharmaceuticals, Inc.†	24,700	321,841
Orexigen Therapeutics, Inc.†	15,000	118,800
Pfizer, Inc.	8,100	135,270
Pharmasset, Inc.†	21,400	395,044
PharMerica Corp.†	28,579	573,009
Poniard Pharmaceuticals, Inc.†	63,600	526,608
Rigel Pharmaceuticals, Inc.†	11,100	78,255
Roche Holding AG(1)	26,295	4,184,141
Savient Pharmaceuticals, Inc.†	4,100	56,949
Schering-Plough Corp.	107,750	3,036,395
Shire PLC(1)	32,600	540,419
Shire PLC ADR	31,100	1,541,316
UCB SA	14,907	576,581
Vectura Group PLC†(1)	8,300	11,316
Wyeth	83,597	4,000,116
XenoPort, Inc.†	43,500	793,005
Zymogenetics, Inc.†	8,300	48,804

		35,115,366

Medical-Generic Drugs - 4.2%

Mylan, Inc.†	48,900	717,363
Sawai Pharmaceutical Co., Ltd.(1)	12,500	721,576
Simcere Pharmaceutical Group ADR†	28,600	215,644
Teva Pharmaceutical Industries, Ltd. ADR	81,235	4,183,602
Towa Pharmaceutical Co., Ltd.(1)	16,800	846,428

		6,684,613

Medical-HMO - 7.1%

Aetna, Inc.	42,900	1,222,650
AMERIGROUP Corp.†	48,500	1,147,025
Centene Corp.†	35,400	612,774
CIGNA Corp.	47,200	1,389,096
Health Net, Inc.†	4,100	62,812
Humana, Inc.†	61,300	2,188,410
Medial Saude SA†	62,100	309,726
Triple-S Management Corp., Class B†	18,300	339,282
UnitedHealth Group, Inc.	42,000	1,176,000
WellPoint, Inc.†	57,600	3,044,160

		11,491,935

Medical-Hospitals - 1.8%

Bangkok Dusit Medical Service PCL(5)	620,000	452,102
Community Health Systems, Inc.†	64,300	1,978,511
Health Management Associates, Inc., Class A†	57,100	394,561
Tenet Healthcare Corp.†	24,500	114,170

		2,939,344

Medical-Wholesale Drug Distribution - 2.9%

A&D Pharma Holding NV GDR†	56,700	260,112
Cardinal Health, Inc.	28,500	985,530
McKesson Corp.	49,300	2,803,198
Profarma Distribuidora de Produtos Farmaceuticos SA	83,200	684,247

		4,733,087

Patient Monitoring Equipment - 0.2%

Mindray Medical International, Ltd. ADR	8,200	253,380

Pharmacy Services - 6.4%

Catalyst Health Solutions, Inc.†	71,900	2,053,464
Express Scripts, Inc.†	51,300	3,704,886
Medco Health Solutions, Inc.†	83,000	4,583,260

		10,341,610

Physicians Practice Management - 0.2%

Healthways, Inc.†	20,700	270,756

Retail-Drug Store - 1.6%

CVS Caremark Corp.	55,249	2,072,942
Walgreen Co.	16,500	559,020

		2,631,962

Therapeutics - 2.6%

Alexza Pharmaceuticals, Inc.†	29,100	77,115
BioMarin Pharmaceutical, Inc.†	143,900	2,370,033
Neurocrine Biosciences, Inc.†	20,335	60,802
Onyx Pharmaceuticals, Inc.†	28,800	923,616
Theravance, Inc.†	46,500	724,005
Transition Therapeutics, Inc.†	4,522	23,999

		4,179,570

Total Common Stock (cost $165,260,605)		163,108,881

PREFERRED STOCK - 0.1%
Medical-Biomedical/Gene - 0.1%
Pacific Biosciences of California, Inc., Series E (Convertible) 8.00%(3)(4)(6) (cost $135,905)	19,415	135,905

WARRANTS - 0.1%
Medical Products - 0.1%
Enteromedics, Inc. Expires 02/23/13 (Strike price $1.38)†(3)(4)(5)	82,200	138,014

Medical-Biomedical/Gene - 0.0%
Dyadic International, Inc. Expires 05/30/10 (Strike price $6.33)†(3)(4)	4,560	0

Medical-Drugs - 0.0%

Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)†(3)(4)	9,484	29,116
Poniard Pharmacueticals, Inc. Expires 02/01/11 (Strike price $4.62)†(3)(4)	999	3,656
Poniard Pharmacueticals, Inc. Expires 04/26/11 (Strike price $4.62)†(3)(4)	10,261	37,555

		70,327

Therapeutics - 0.0%

Favrille, Inc. Expires 03/07/11 (Strike price $5.26)†(3)(4)	15,435	0
MannKind Corp. Expires 08/05/10 (Strike price $12.23)†(3)(4)	15,000	0

		0

Total Warrants (cost $13,765)		208,341

Total Long-Term Investment Securities (cost $165,410,275)		163,453,127

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Registered Investment Companies - 1.4%
T. Rowe Price Reserve Investment Fund (cost $2,183,512)	2,183,512	2,183,512

TOTAL INVESTMENTS (cost $167,593,787)(2)	103.0%	165,636,639
Liabilities in excess of other assets	(3.0)	(4,764,591)

NET ASSETS	100.0%	$160,872,048

†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $14,661,770 representing 9.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Illiquid security; At August 31, 2009, the aggregate value of these securities was $454,113 representing 0.3% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2009, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Cadence Pharmaceuticals, Inc. Expires 02/18/14 Strike Price $7.84 (Warrant)	02/18/2009	9,484	$1,186	$29,116	$3.07	0.02%
Dyadic International, Inc. Expires 05/30/10 Strike Price $6.33 (Warrant)	12/01/2006	4,560	0	0	0.00	0.00%
EnteroMedics, Inc. (Private placement)	02/23/2009	69,193	79,572	211,611	3.06	0.13%
EnteroMedics, Inc. Expires 02/23/13 Strike Price $1.38 (Warrant)	02/23/2009	82,200	10,275	138,014	1.68	0.09%
Favrille, Inc. Expires 03/07/11 Strike Price $5.26 (Warrant)	03/10/2006	15,435	1,929	0	0.00	0.00%
HeartWare International, Inc. (Escrow deposit shares)	08/17/2009	6,701	147,422	147,422	22.00	0.09%
HeartWare International, Inc. (Private placement)	08/17/2009	5,599	144,465	144,465	25.80	0.09%
Mankind Corp. Expires 08/05/10 Strike Price $12.23 (Warrant)	08/05/2005	15,000	375	0	0.00	0.00%
Pacific Biosciences of California, Inc., Series E (Convertible Preferred Stock) 8.00%	07/11/2008	19,415	135,905	135,905	7.00	0.08%
Poniard Pharmaceuticals, Inc. Expires 02/01/11 Strike Price $4.62 (Warrant)	02/01/2006	999	0	3,656	0.61	0.00%
Expires 04/26/11 Strike Price $4.62 (Warrant)	04/26/2006	10,261	0	37,555	0.00	0.02%

				703,279		0.43%

(5)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; See Note 1.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.

ADR - American Depository Receipt

GDR - Global Depository Receipt

Open call option contracts written at August 31, 2009 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2009	Unrealized Appreciation/ (Depreciation)
Acorda Therapeutics, Inc.	Sep-09	$25.00	32	$2,284	$1,120	$1,164
Acorda Therapeutics, Inc.	Oct-09	30.00	20	3,940	2,100	1,840
Acorda Therapeutics, Inc.	Jan-10	50.00	14	7,098	700	6,398
Aetna, Inc.	Jan-10	35.00	33	4,026	5,115	(1,089)
Allergan, Inc.	Jan-10	60.00	39	8,689	10,920	(2,231)
AMAG Pharmaceuticals, Inc.	Jan-10	70.00	5	1,360	100	1,260
AMERIGROUP Corp.	Jan-10	35.00	62	16,864	1,550	15,314
AMERIGROUP Corp.	Jan-10	40.00	35	7,390	175	7,215
Amgen, Inc.	Jan-10	62.50	63	12,726	22,365	(9,639)
Amgen, Inc.	Jan-10	65.00	21	7,707	5,355	2,352
Amgen, Inc.	Jan-10	70.00	123	25,710	14,760	10,950
Baxter International, Inc.	Jan-10	55.00	61	10,797	28,060	(17,263)
Baxter International, Inc.	Jan-10	70.00	21	5,187	630	4,557
Baxter International, Inc.	Jan-10	75.00	21	3,297	315	2,982
C.R. Bard, Inc.	Jan-10	90.00	5	510	550	(40)
Celgene Corp.	Jan-10	60.00	62	16,686	13,950	2,736
Celgene Corp.	Jan-10	70.00	41	5,414	2,255	3,159
Centene Corp.	Dec-09	20.00	41	5,617	3,075	2,542
Cephalon, Inc.	Jan-10	90.00	2	334	30	304
Cerner Corp.	Jan-10	70.00	20	4,940	5,500	(560)
CIGNA Corp.	Jan-10	30.00	25	5,930	8,750	(2,820)
Community Health Systems, Inc.	Sep-09	20.00	41	4,797	45,510	(40,713)
Community Health Systems, Inc.	Jan-10	30.00	79	17,494	31,600	(14,106)
Community Health Systems, Inc.	Jan-10	40.00	61	7,137	4,880	2,257
Covance, Inc.	Nov-09	60.00	16	2,752	2,080	672
Covance, Inc.	Jan-10	50.00	20	3,740	13,800	(10,060)
Covance, Inc.	Jan-10	60.00	7	1,239	1,575	(336)
Covidien, Ltd.	Jan-10	45.00	82	16,825	6,970	9,855
Cubist Pharmaceuticals, Inc.	Feb-10	25.00	19	3,173	2,090	1,083
CVS Caremark Corp.	Jan-10	35.00	82	15,744	33,620	(17,876)
DaVita, Inc.	Jan-10	60.00	41	5,838	4,100	1,738
DENTSPLY International, Inc.	Jan-10	35.00	13	3,146	2,405	741
Elan Corp. PLC ADR	Jan-10	10.00	61	6,831	2,135	4,696
Express Scripts, Inc.	Jan-10	70.00	33	6,518	24,090	(17,572)
Express Scripts, Inc.	Jan-10	75.00	41	9,702	19,270	(9,568)
Genzyme Corp.	Jan-10	75.00	61	8,662	2,440	6,222
Gilead Sciences, Inc.	Sep-09	50.00	25	3,200	250	2,950
Gilead Sciences, Inc.	Nov-09	50.00	33	4,387	3,135	1,252
Gilead Sciences, Inc.	Nov-09	52.50	42	6,699	2,100	4,599
Gilead Sciences, Inc.	Nov-09	55.00	61	14,191	1,525	12,666
Gilead Sciences, Inc.	Nov-09	60.00	91	12,690	910	11,780
Gilead Sciences, Inc.	Jan-10	55.00	62	10,633	3,720	6,913
Gilead Sciences, Inc.	Jan-10	60.00	143	26,213	2,860	23,353
Gilead Sciences, Inc.	Jan-10	65.00	123	32,226	1,230	30,996
Gilead Sciences, Inc.	Feb-10	50.00	61	12,223	12,200	23
Gilead Sciences, Inc.	Feb-10	55.00	62	12,639	5,270	7,369
Human Genome Sciences, Inc.	Jan-10	20.00	23	7,181	13,110	(5,929)
Human Genome Sciences, Inc.	Jan-10	30.00	19	2,888	3,705	(817)
Humana, Inc.	Jan-10	40.00	40	6,880	10,600	(3,720)
Idexx Laboratories, Inc.	Oct-09	50.00	21	3,192	5,775	(2,583)
Illumina, Inc.	Jan-10	40.00	165	22,626	29,700	(7,074)
Illumina, Inc.	Jan-10	50.00	62	13,144	1,860	11,284
Immucor, Inc.	Sep-09	30.00	23	2,614	115	2,499
Intuitive Surgical, Inc.	Oct-09	170.00	25	25,486	136,500	(111,014)
Intuitive Surgical, Inc.	Jan-10	200.00	10	7,200	39,700	(32,500)
Intuitive Surgical, Inc.	Jan-10	270.00	21	18,206	21,210	(3,004)
Laboratory Corp. of America Holdings	Jan-10	70.00	21	4,137	8,400	(4,263)
McKesson Corp.	Jan-10	50.00	40	4,470	34,400	(29,930)
McKesson Corp.	Jan-10	60.00	41	8,077	10,865	(2,788)
Medco Health Solutions, Inc.	Jan-10	60.00	62	15,704	13,020	2,684
Medtronic, Inc.	Jan-10	42.00	83	9,070	10,375	(1,305)
Medtronic, Inc.	Jan-10	45.00	41	4,387	2,460	1,927
Merck & Co., Inc.	Oct-09	30.00	62	6,138	17,360	(11,222)
Merck & Co., Inc.	Jan-10	32.50	21	2,247	4,725	(2,478)
Mindray Medical International, Ltd.	Jan-10	30.00	82	12,158	33,620	(21,462)
Monsanto Co.	Oct-09	85.00	20	3,900	7,400	(3,500)
Monsanto Co.	Oct-09	100.00	24	10,488	960	9,528
Monsanto Co.	Jan-10	100.00	83	42,826	17,430	25,396
Monsanto Co.	Jan-10	105.00	40	24,279	5,400	18,879
Myriad Genetics, Inc.	Jan-10	45.00	44	10,216	2,200	8,016
Onyx Pharmaceuticals, Inc.	Jan-10	45.00	25	4,774	2,750	2,024
OSI Pharmaceuticals, Inc.	Oct-09	45.00	2	364	20	344
OSI Pharmaceuticals, Inc.	Jan-10	35.00	21	3,562	5,355	(1,793)
PharMerica Corp.	Dec-09	22.50	62	9,130	4,960	4,170
St. Jude Medical, Inc.	Jan-10	40.00	62	12,524	14,570	(2,046)
St. Jude Medical, Inc.	Jan-10	45.00	61	10,402	4,880	5,522
St. Jude Medical, Inc.	Jan-11	45.00	62	16,863	21,700	(4,837)
Stericycle, Inc.	Nov-09	60.00	60	9,420	1,200	8,220
Teva Pharmaceutical Industries, Ltd. ADR	Dec-09	52.50	25	2,550	5,500	(2,950)
UnitedHealth Group, Inc.	Jan-10	35.00	20	2,960	5,000	(2,040)
WellPoint, Inc.	Sep-09	50.00	62	19,654	22,940	(3,286)
WellPoint, Inc.	Dec-09	65.00	82	12,177	10,660	1,517
WellPoint, Inc.	Jan-10	55.00	20	5,340	9,400	(4,060)
WellPoint, Inc.	Jan-10	60.00	61	17,658	17,385	273
XenoPort, Inc.	Sep-09	40.00	1	187	20	167
Zimmer Holdings, Inc.	Jan-10	60.00	19	2,603	760	1,843

			$3,824	$802,887	$915,130	$(112,243)

Open put option contracts written at August 31, 2009 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2009	Unrealized Appreciation/ (Depreciation)
Abbott Laboratories	Jan-10	$50.00	8	$7,896	$5,040	$2,856
Abbott Laboratories	Jan-10	55.00	12	10,884	12,840	(1,956)
Abbott Laboratories	Jan-10	60.00	28	31,806	43,680	(11,874)
Acorda Therapeautics, Inc.	Jan-10	25.00	8	5,176	5,760	(584)
Aetna, Inc.	Jan-10	25.00	10	7,015	2,250	4,765
Aetna, Inc.	Jan-10	35.00	12	8,772	9,720	(948)
Alcon	Jan-10	170.00	13	33,604	53,430	(19,826)
Alexion Pharmaceuticals, Inc.	Jan-10	32.50	4	2,148	340	1,808
Alexion Pharmaceuticals, Inc.	Jan-10	40.00	16	10,396	3,920	6,476
Alexion Pharmaceuticals, Inc.	Feb-10	40.00	8	4,463	2,480	1,983
Allergan, Inc.	Jan-10	60.00	20	20,939	14,000	6,939
Allergan, Inc.	Jan-11	60.00	44	48,267	46,640	1,627
Allos Therapeutics, Inc.	Jan-10	7.50	31	6,397	6,665	(268)
AMAG Pharmaceuticals, Inc.	Jan-10	65.00	9	12,799	22,140	(9,341)
AMAG Pharmaceuticals, Inc.	Feb-10	45.00	18	11,646	14,040	(2,394)
AMERIGROUP Corp.	Jan-10	30.00	35	25,508	25,200	308
AMERIGROUP Corp.	Jan-10	35.00	25	24,892	29,500	(4,608)
AMERIGROUP Corp.	Jan-10	40.00	24	31,458	40,320	(8,862)
AMERIGROUP Corp.	Mar-10	30.00	24	14,795	18,240	(3,445)
Amylin Pharmaceuticals, Inc.	Jan-10	15.00	41	22,808	14,760	8,048
Amylin Pharmaceuticals, Inc.	Jan-10	20.00	26	15,262	20,280	(5,018)
Amylin Pharmaceuticals, Inc.	Jan-10	25.00	24	17,448	30,240	(12,792)
Baxter International, Inc.	Jan-10	70.00	21	19,887	29,190	(9,303)
Baxter International, Inc.	Jan-10	75.00	8	8,776	14,960	(6,184)
Beckman Coulter, Inc.	Feb-10	70.00	12	9,732	8,280	1,452
Becton Dickinson & Co.	Sep-09	70.00	12	7,764	2,340	5,424
Becton Dickinson & Co.	Mar-10	70.00	16	12,912	9,920	2,992
Boston Scientific Corp.	Jan-10	12.50	62	17,029	9,920	7,109
Bristol-Myers Squibb Co.	Jan-10	20.00	20	8,740	1,820	6,920
Bristol-Myers Squibb Co.	Jan-10	25.00	48	27,911	18,240	9,671
C.R. Bard, Inc.	Jan-10	70.00	8	5,315	1,160	4,155
C.R. Bard, Inc.	Jan-10	75.00	8	7,164	2,080	5,084
C.R. Bard, Inc.	Jan-10	80.00	20	20,580	8,800	11,780
Cardinal Health, Inc.	Jan-10	45.00	16	15,152	17,600	(2,448)
Catalyst Health Solutions, Inc.	Sep-09	20.00	20	7,840	300	7,540
Catalyst Health Solutions, Inc.	Mar-10	30.00	24	12,168	9,600	2,568
Celgene Corp.	Jan-10	40.00	8	6,616	1,040	5,576
Celgene Corp.	Jan-10	50.00	16	22,472	6,720	15,752
Celgene Corp.	Jan-10	55.00	4	5,828	2,680	3,148
Celgene Corp.	Jan-10	60.00	4	3,428	4,000	(572)
Centene Corp.	Jan-10	70.00	19	29,410	34,770	(5,360)
Cephalon, Inc.	Jan-10	60.00	25	18,424	16,000	2,424
Cephalon, Inc.	Jan-10	90.00	1	1,727	3,340	(1,613)
Cerner Corp.	Jan-10	60.00	9	7,353	4,680	2,673
Cerner Corp.	Jan-10	65.00	9	9,603	7,020	2,583
Cerner Corp.	Jan-10	70.00	9	13,293	10,260	3,033
Cerner Corp.	Mar-10	70.00	12	13,300	15,000	(1,700)
Charles River Laboratories International, Inc.	Feb-10	40.00	3	2,541	2,190	351
CIGNA Corp.	Jan-10	20.00	20	9,150	1,600	7,550
CIGNA Corp.	Jan-10	25.00	24	18,167	4,560	13,607
Community Health Systems, Inc.	Sep-09	22.50	8	1,176	120	1,056
Community Health Systems, Inc.	Jan-10	30.00	62	38,873	21,080	17,793
Computer Programs & Systems, Inc.	Mar-10	45.00	25	20,558	26,250	(5,692)
Covidien, Ltd.	Jan-10	35.00	1	377	125	252
Covidien, Ltd.	Jan-10	50.00	37	29,279	40,330	(11,051)
Covidien, Ltd.	Jan-10	55.00	43	35,568	67,940	(32,372)
CVS Caremark Corp.	Jan-10	30.00	49	29,663	2,695	26,968
CVS Caremark Corp.	Jan-10	35.00	41	23,349	6,765	16,584
CVS Caremark Corp.	Jan-11	40.00	5	4,485	3,400	1,085
DaVita, Inc.	Jan-10	50.00	8	6,661	2,640	4,021
DaVita, Inc.	Jan-10	55.00	8	4,880	4,720	160
DaVita, Inc.	Jan-10	60.00	4	3,588	3,840	(252)
DENTSPLY International, Inc.	Jan-10	30.00	4	1,188	480	708
Edwards Lifesciences Corp.	Jan-10	55.00	2	1,294	380	914
Edwards Lifesciences Corp.	Jan-10	65.00	4	2,388	2,440	(52)
Edwards Lifesciences Corp.	Feb-10	65.00	1	627	570	57
Elan Corp. PLC ADR	Jan-10	20.00	28	12,796	36,120	(23,324)
Elan Corp. PLC ADR	Jan-10	25.00	14	11,578	25,060	(13,482)
Eli Lilly & Co.	Jan-10	40.00	25	17,425	18,250	(825)
Express Scripts, Inc.	Jan-10	55.00	4	3,708	400	3,308
Express Scripts, Inc.	Jan-10	60.00	15	14,013	2,700	11,313
Express Scripts, Inc.	Jan-10	65.00	8	9,314	2,480	6,834
Express Scripts, Inc.	Jan-10	70.00	33	43,989	16,170	27,819
Express Scripts, Inc.	Jan-10	75.00	25	18,142	18,250	(108)
Express Scripts, Inc.	Jan-10	80.00	41	69,143	43,050	26,093
Express Scripts, Inc.	Jan-11	80.00	20	29,645	30,800	(1,155)
Forest Labs, Inc.	Feb-10	35.00	203	135,418	127,890	7,528
Genzyme Corp.	Jan-10	50.00	11	8,217	3,190	5,027
Genzyme Corp.	Jan-10	60.00	16	17,591	12,160	5,431
Genzyme Corp.	Jan-10	75.00	12	16,944	23,640	(6,696)
Gilead Sciences, Inc.	Nov-09	45.00	12	7,150	3,240	3,910
Gilead Sciences, Inc.	Jan-10	45.00	8	5,016	2,800	2,216
Gilead Sciences, Inc.	Feb-10	45.00	4	1,588	1,520	68
Healthways, Inc.	Nov-09	20.00	48	37,295	36,000	1,295
Henry Schein, Inc.	Jan-10	30.00	5	2,635	125	2,510
Henry Schein, Inc.	Jan-10	35.00	3	1,281	120	1,161
Henry Schein, Inc.	Jan-10	45.00	4	2,738	520	2,218
Henry Schein, Inc.	Jan-10	60.00	12	15,924	9,960	5,964
Human Genome Sciences, Inc.	Jan-10	12.50	29	13,253	7,975	5,278
Human Genome Sciences, Inc.	Jan-10	20.00	76	74,681	46,360	28,321
Human Genome Sciences, Inc.	Jan-11	20.00	36	37,696	30,240	7,456
Illumina, Inc.	Jan-10	40.00	16	13,256	10,400	2,856
Illumina, Inc.	Jan-10	45.00	33	38,335	34,320	4,015
Immucor, Inc.	Jan-10	12.50	52	9,204	2,340	6,864
Intuitive Surgical, Inc.	Oct-09	160.00	8	11,896	720	11,176
Intuitive Surgical, Inc.	Jan-10	120.00	8	28,856	1,280	27,576
Intuitive Surgical, Inc.	Jan-10	200.00	4	18,268	6,680	11,588
Johnson & Johnson	Jan-10	55.00	12	9,179	1,440	7,739
Johnson & Johnson	Jan-10	60.00	12	7,704	3,420	4,284
Johnson & Johnson	Jan-11	65.00	84	102,225	84,000	18,225
Johnson & Johnson	Jan-11	70.00	84	128,018	112,560	15,458
Laboratory Corp. of America Holdings	Jan-10	55.00	8	4,776	400	4,376
Laboratory Corp. of America Holdings	Jan-10	60.00	25	17,846	2,625	15,221
Life Technologies Corp.	Jan-10	35.00	12	7,464	960	6,504
Life Technologies Corp.	Jan-10	45.00	29	21,662	11,600	10,062
McKesson Corp.	Jan-10	40.00	12	8,044	480	7,564
McKesson Corp.	Jan-10	45.00	12	8,004	1,020	6,984
McKesson Corp.	Jan-10	50.00	20	13,340	3,500	9,840
McKesson Corp.	Jan-10	60.00	20	16,139	11,800	4,339
McKesson Corp.	Feb-10	60.00	12	8,124	7,680	444
Medco Health Solutions, Inc.	Jan-10	35.00	5	3,485	125	3,360
Medco Health Solutions, Inc.	Jan-10	45.00	12	9,738	1,260	8,478
Medco Health Solutions, Inc.	Jan-10	55.00	28	34,506	11,200	23,306
Medco Health Solutions, Inc.	Jan-10	60.00	21	19,064	14,280	4,784
Medtronic, Inc.	Jan-10	30.00	21	13,326	1,365	11,961
Medtronic, Inc.	Jan-10	35.00	25	19,009	4,375	14,634
Merck & Co., Inc.	Oct-09	30.00	32	5,416	2,240	3,176
Merck & Co., Inc.	Jan-10	20.00	21	7,497	420	7,077
Merck & Co., Inc.	Jan-10	32.50	20	8,273	6,000	2,273
Momenta Pharmaceuticals, Inc.	Jan-11	15.00	11	8,959	8,910	49
Monsanto Co.	Oct-09	85.00	22	17,148	11,000	6,148
Monsanto Co.	Jan-10	75.00	9	9,163	3,690	5,473
Monsanto Co.	Jan-10	120.00	13	36,881	47,970	(11,089)
Monsanto Co.	Jan-10	140.00	47	171,850	266,490	(94,640)
Mylan, Inc.	Jan-10	15.00	8	3,546	1,320	2,226
Myriad Genetics, Inc.	Jan-10	25.00	4	1,388	580	808
Myriad Genetics, Inc.	Jan-10	30.00	9	5,373	3,060	2,313
Onyx Pharmaceuticals, Inc.	Jan-10	30.00	24	16,615	8,880	7,735
OSI Pharmaceuticals, Inc.	Jan-10	35.00	45	34,014	18,900	15,114
OSI Pharmaceuticals, Inc.	Jan-10	40.00	16	16,751	12,320	4,431
Pfizer, Inc.	Jan-10	17.50	166	69,391	29,880	39,511
Savient Pharmaceuticals, Inc.	Jan-11	15.00	82	42,403	47,560	(5,157)
Schering-Plough Corp.	Jan-10	15.00	27	10,186	270	9,916
Schering-Plough Corp.	Jan-10	20.00	41	8,045	820	7,225
Schering-Plough Corp.	Jan-10	25.00	41	13,026	3,280	9,746
Sepracor, Inc.	Jan-10	15.00	25	12,519	2,125	10,394
Stryker Corp.	Jan-10	35.00	33	16,691	2,970	13,721
Stryker Corp.	Mar-10	45.00	25	14,925	13,750	1,175
Teva Pharmaceutical Industries, Ltd. ADR	Dec-09	52.50	41	19,959	13,530	6,429
Teva Pharmaceutical Industries, Ltd. ADR	Jan-10	40.00	26	11,882	910	10,972
The Medicines Co.	Oct-09	15.00	14	8,448	10,500	(2,052)
The Medicines Co.	Apr-10	10.00	41	12,334	12,300	34
United Therapeutics Corp.	Jan-10	60.00	5	7,864	400	7,464
UnitedHealth Group, Inc.	Jan-10	25.00	24	10,248	4,920	5,328
Universal Health Services, Inc.	Oct-09	60.00	16	16,911	5,600	11,311
Valeant Pharmaceuticals International	Jan-10	20.00	22	12,694	2,090	10,604
Vertex Pharmaceuticals, Inc.	Jan-10	20.00	13	7,111	325	6,786
Vertex Pharmaceuticals, Inc.	Jan-10	35.00	8	7,176	2,480	4,696
Vertex Pharmaceuticals, Inc.	Jan-10	40.00	8	6,376	4,480	1,896
Vertex Pharmaceuticals, Inc.	Jan-11	40.00	13	14,911	13,390	1,521
Walgreen Co.	Jan-10	40.00	135	128,602	90,450	38,152
WellPoint, Inc.	Sep-09	50.00	12	2,304	900	1,404
WellPoint, Inc.	Jan-10	30.00	7	3,899	245	3,654
WellPoint, Inc.	Jan-10	50.00	8	7,976	3,440	4,536
WellPoint, Inc.	Jan-10	55.00	4	3,347	2,720	627
Wright Medical Group, Inc.	Nov-09	20.00	25	11,876	11,000	876
Wyeth	Oct-09	45.00	42	7,224	3,780	3,444
Wyeth	Jan-10	45.00	26	15,782	3,900	11,882
Wyeth	Jan-10	50.00	17	13,275	5,950	7,325
Zimmer Holdings, Inc.	Jan-10	40.00	8	5,816	920	4,896
Zimmer Holdings, Inc.	Jan-10	70.00	3	2,781	6,840	(4,059)

			3,706	$2,968,119	$2,375,685	$592,434

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical Instruments	$11,747,160	$—		$—	$11,747,160
Medical Products	14,684,719	2,352,959	(b)	—	17,037,678
Medica - Biomedical/Gene	40,295,510	444,797	(b)	—	40,740,307
Medical - Drugs	25,139,908	9,975,458	(b)	—	35,115,366
Medical - HMO	11,491,935	—		—	11,491,935
Pharmacy Services	10,341,610	—		—	10,341,610
Other Industries(a)	33,790,619	2,696,784	(b)	147,422	36,634,825
Preferred Stock	—	—		135,905	135,905
Warrants	—	208,341		—	208,341
Short-Term Investment Securities:
Registered Investment Companies	—	2,183,512		—	2,183,512
Other Financial Instruments:(c)
Call Option Contracts Written - Appreciation	296,231	—		—	296,231
Call Option Contracts Written - Depreciation	(408,474)	—		—	(408,474)
Put Option Contracts Written - Appreciation	913,536	—		—	913,536
Put Option Contracts Written - Depreciation	(321,102)	—		—	(321,102)

Total	$147,971,652	$17,861,851		$283,327	$166,116,830

(a)    Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

(b)    Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)

(c)    Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

	Common Stock - Other Industries	Preferred Stock

Balance as of 5/31/2009	$273,449	$122,314

Accrued discounts/premiums	—	—

Realized gain(loss)	—	—

Change in unrealized appreciation(depreciation)	76,226	13,591

Net purchases(sales)	147,422	—

Transfers in and/or out of Level 3	(349,675)	—

Balance as of 8/31/2009	$147,422	$135,905

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Principal Amount/ Shares	Market Value (Note 1)
U.S. CORPORATE BONDS & NOTES - 26.6%
Banks-Money Center - 0.0%
RBS Capital Trust II Bank Guar. Bonds 6.43% due 01/03/34(1)	$50,000	$23,000

Finance-Commercial - 0.1%
CIT Group, Inc. Senior Sec. Notes 0.77% due 12/14/16(2)	300,000	134,361

Finance-Consumer Loans - 0.1%
SLM Corp. Senior Notes 0.42% due 05/01/14(2)	130,000	71,068
SLM Corp. Senior Notes 0.84% due 11/21/13(2)	150,000	85,110

		156,178

Finance-Investment Banker/Broker - 7.0%
Citigroup Funding, Inc. Company Guar. Notes 0.00% due 05/28/13(2)	5,000,000	4,166,890
Goldman Sachs Group, Inc. Notes 0.00% due 05/08/13(2)(3)	5,000,000	4,772,500
Lehman Brothers Holdings, Inc. Notes 3.47% due 04/14/11†(2)(4)(5)	400,000	69,000
Lehman Brothers Holdings, Inc. Notes 6.59% due 06/10/14†(2)(4)(5)	578,000	99,705
Lehman Brothers Holdings, Inc. Notes 7.53% due 11/01/14†(2)(4)(5)	1,000,000	172,500
Morgan Stanley Senior Notes 0.00% due 02/02/15(2)	1,203,000	1,058,640
Morgan Stanley Senior Notes 0.72% due 06/01/11(2)	150,000	143,218
Morgan Stanley Senior Notes 1.07% due 11/01/13(2)	1,150,000	1,049,099

		11,531,552

Insurance-Life/Health - 13.8%
Jackson National Life Global Funding Senior Sec. Notes 1.04% due 05/01/14*(2)	3,042,000	2,404,823
John Hancock Life Insurance Co. Company Guar. Notes 0.30% due 08/15/11(2)	1,000,000	953,730
Monumental Global Funding III Senior Sec. Notes 0.90% due 05/22/18*(2)	5,000,000	4,805,047
Pacific Life Global Funding Senior Notes 0.69% due 06/02/18*(2)(3)	5,000,000	4,089,000
Pacific Life Global Funding Bonds 0.90% due 02/06/16*(2)	300,000	263,040
Principal Life Income Funding Trusts Senior Sec. Notes 0.12% due 03/01/12(2)	4,390,000	4,034,586
Principal Life Income Funding Trusts Senior Sec. Notes 0.53% due 07/15/11(2)	2,464,000	2,275,356
Protective Life Secured Trust Senior Sec. Notes 0.08% due 09/10/11(2)	170,000	157,073
Prudential Financial, Inc. Senior Notes 1.32% due 05/23/18(2)	5,000,000	3,923,200

		22,905,855

Special Purpose Entities - 5.6%
Allstate Life Global Funding Trust Senior Sec. Notes 0.00% due 03/01/10(2)	4,150,000	4,111,364
Hartford Life Institutional Funding Senior Sec. Notes 0.87% due 05/08/18*(2)	5,000,000	4,139,065
Strats-Daimler Chrysler Bonds 0.57% due 11/15/13*(2)	1,000,000	966,140

		9,216,569

Total U.S. Corporate Bonds & Notes (cost $51,385,992)		43,967,515

FOREIGN CORPORATE BONDS & NOTES - 0.5%
Banks-Commercial - 0.5%
BNP Paribas LLC Bank Guar. Notes 0.00% due 04/03/17(2) (cost $1,145,463)	1,174,000	872,470

U.S. GOVERNMENT AGENCIES - 2.5%
Federal Farm Credit Bank - 1.0%
5.13% due 08/25/16	1,500,000	1,629,250

Federal Home Loan Bank - 0.6%
5.00% due 11/17/17	1,000,000	1,081,979

Federal Home Loan Mtg. Corp. - 0.8%
4.50% due 01/15/15	135,000	145,907
5.13% due 11/17/17	500,000	550,777
6.25% due 07/15/32	500,000	601,636

		1,298,320

Tennessee Valley Authority - 0.1%
4.65% due 06/15/35	100,000	92,592

Total U.S. Government Agencies (cost $3,984,532)		4,102,141

U.S. GOVERNMENT TREASURIES - 51.5%
United States Treasury Bonds - 46.6%
1.63% due 01/15/15 TIPS(6)	1,366,453	1,363,891
1.75% due 01/15/28 TIPS(6)	10,190,070	9,499,061

1.88% due 07/15/15 TIPS(6)	12,194,600	12,347,033
2.00% due 01/15/26 TIPS(6)	8,702,384	8,454,906
2.38% due 01/15/25 TIPS(6)	1,143,970	1,168,994
2.63% due 07/15/17 TIPS(6)	8,323,360	8,856,571
3.63% due 04/15/28 TIPS(6)	12,000,782	14,464,687
3.88% due 04/15/29 TIPS(6)	16,724,048	20,962,557

		77,117,700

United States Treasury Notes - 4.9%

1.38% due 07/15/18 TIPS(6)	8,399,748	8,134,635

Total U.S. Government Treasuries (cost $82,955,256)		85,252,335

PREFERRED STOCK - 0.7%
Finance-Consumer Loans - 0.7%

SLM Corp. 0.72%(2) (cost $1,732,125)	93,000	1,134,600

Total Long-Term Investment Securities (cost $141,348,478)		135,329,061

SHORT-TERM INVESTMENT SECURITIES - 17.8%
Time Deposits - 17.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/09 (cost $29,449,000)	29,449,000	29,449,000

TOTAL INVESTMENTS (cost $170,652,368) (7)	99.6%	164,778,061

Other assets less liabilities	0.4	741,526

NET ASSETS	100.0%	$165,519,587

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2009, the aggregate value of these securities was $16,667,115 representing 10.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2009.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(4)	Bond in default
(5)	Company has filed Chapter 11 bankruptcy protection.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 5 for cost of investments on a tax basis.

TIPS - Treasury Inflation Protection Securities

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total

Long-Term Investment Securities:

U.S. Corporate Bonds & Notes	$—	$35,106,015	$8,861,500	$43,967,515
Foreign Corporate Bonds & Notes	—	872,470	—	872,470
U.S. Government Agencies	—	4,102,141	—	4,102,141
U.S. Government Treasuries	85,252,335	—	—	85,252,335
Preferred Stock	1,134,600	—	—	1,134,600
Short-Term Investment Securities:
Time Deposits	—	29,449,000	—	29,449,000

Total	$86,386,935	$69,529,626	$8,861,500	$164,778,061

The following is reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes

Balance as of 5/31/2009	$8,582,300

Accrued discounts/premiums	—

Realized gain(loss)	—

Change in unrealized appreciation (depreciation)	279,200

Net purchases(sales)	—

Transfers in and/or out of Level 3	—

Balance as of 8/31/2009	$8,861,500

See Notes to Portfolio of Investments

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount(8)	Market Value (Note 1)
COMMON STOCK - 93.0%
Australia - 7.9%

AGL Energy, Ltd.(1)	41,695	$492,822
Alumina, Ltd.†#(1)	231,941	317,271
Amcor, Ltd.(1)	78,117	380,911
AMP, Ltd.(1)	186,253	1,000,336
Aristocrat Leisure, Ltd.#(1)	36,410	141,494
Arrow Energy, Ltd.†(1)	52,639	202,175
ASX, Ltd.#(1)	15,999	447,281
Australia and New Zealand Banking Group, Ltd.(1)	217,919	3,918,403
AXA Asia Pacific Holdings, Ltd.(1)	95,959	348,388
Bendigo & Adelaide Bank, Ltd.#(1)	27,446	192,427
BGP Holdings PLC(2)	835,027	0
BHP Billiton, Ltd.(1)	313,655	9,794,825
Billabong International, Ltd.#(1)	18,545	164,414
BlueScope Steel, Ltd.(1)	169,409	405,797
Boral, Ltd.#(1)	54,744	266,623
Brambles, Ltd.(1)	129,440	812,121
Caltex Australia, Ltd.†#(1)	12,617	131,356
CFS Retail Property Trust#(1)	161,259	258,134
Coca-Cola Amatil, Ltd.(1)	51,578	431,887
Cochlear, Ltd.#(1)	5,238	248,734
Commonwealth Bank of Australia(1)	137,496	5,341,495
Computershare, Ltd.(1)	41,545	353,990
Crown, Ltd.(1)	43,854	292,363
CSL, Ltd.(1)	56,358	1,531,805
CSR, Ltd.(1)	121,278	208,909
Dexus Property Group(1)	419,746	263,408
Energy Resources of Australia, Ltd.#(1)	6,239	136,448
Fairfax Media, Ltd.#(1)	204,441	253,758
Fortescue Metals Group, Ltd.†#(1)	115,379	429,071
Foster’s Group, Ltd.(1)	179,663	831,781
Goodman Fielder, Ltd.(1)	117,641	152,599
GPT Group(1)	835,027	432,654
Harvey Norman Holdings, Ltd.(1)	49,641	164,677
Incitec Pivot, Ltd.(1)	149,373	377,356
Insurance Australia Group, Ltd.(1)	190,500	577,692
Leighton Holdings, Ltd.#(1)	13,924	434,347
Lend Lease Corp., Ltd.(1)	40,297	320,942
Lion Nathan, Ltd.(1)	27,461	274,084
Macquarie Airports Management, Ltd.(1)	64,249	138,778
Macquarie Group, Ltd.(1)	28,361	1,216,032
Macquarie Infrastructure Group(1)	224,659	252,375
Metcash, Ltd.(1)	71,485	258,574
Mirvac Group#(1)	235,976	296,176
National Australia Bank, Ltd.(1)	179,175	4,310,033
Newcrest Mining, Ltd.(1)	45,011	1,143,769
Nufarm, Ltd.(1)	16,042	145,019
OneSteel, Ltd.(1)	128,561	352,642
Orica, Ltd.(1)	33,570	640,195
Origin Energy, Ltd.(1)	81,633	1,052,837
OZ Minerals, Ltd.†(1)	291,716	262,801
Paladin Energy, Ltd.†#(1)	52,329	203,061
Perpetual, Ltd.#(1)	3,571	124,071
Qantas Airways, Ltd.(1)	101,659	218,502
QBE Insurance Group, Ltd.#(1)	92,735	1,792,076
Rio Tinto, Ltd.#(1)	40,725	1,917,558
Santos, Ltd.(1)	76,551	1,021,130
Sims Metal Management, Ltd.(1)	13,598	265,904
Sonic Healthcare, Ltd.(1)	34,079	402,008
SP AusNet(1)	123,857	80,409
Stockland(1)	213,316	678,634
Suncorp-Metway, Ltd.#(1)	121,747	804,285
TABCORP Holdings, Ltd.(1)	54,647	309,733
Tatts Group, Ltd.(1)	112,345	235,414
Telstra Corp., Ltd.(1)	411,146	1,132,587
Toll Holdings, Ltd.(1)	61,384	413,196
Transurban Group#(1)	107,890	368,238
Wesfarmers, Ltd.(1)	94,627	2,008,310
Wesfarmers, Ltd. PPS(1)	14,202	302,594
Westfield Group(1)	188,493	2,006,979
Westpac Banking Corp.(1)	271,947	5,597,950
Woodside Petroleum, Ltd.(1)	45,700	1,885,475
Woolworths, Ltd.(1)	114,543	2,712,209
WorleyParsons, Ltd.#(1)	15,280	365,654

		67,247,986

Austria - 0.3%

Erste Group Bank AG#(1)	12,784	545,407
Oesterreichische Elektrizitaetswirtschafts AG(1)	3,159	160,655
OMV AG(1)	13,256	522,920
Raiffeisen International Bank Holding AG(1)	9,052	478,855
Telekom Austria AG(1)	33,260	581,474
Voestalpine AG(1)	9,991	322,028
Wiener Staedtische Versicherung AG(1)	1,574	81,906

		2,693,245

Belgium - 0.9%

Anheuser-Busch InBev NV(1)	79,967	3,454,277
Belgacom SA(1)	6,236	233,949
Colruyt SA(1)	616	141,352
Compagnie Nationale a Portefeuille(1)	1,380	71,688
Delhaize Group(1)	5,151	345,820
Dexia SA†(1)	21,676	185,754
Dexia SA VVPR†(1)	1,290	13
Fortis†(1)	238,748	1,023,338
Groupe Bruxelles Lambert SA(1)	3,307	289,986
KBC Groep NV†(1)	24,197	909,960
Mobistar SA(1)	1,230	79,272
Solvay SA(1)	2,431	256,120
UCB SA#(1)	4,134	160,916
Umicore(1)	4,674	126,903

		7,279,348

Bermuda - 0.4%

Cheung Kong Infrastructure Holdings, Ltd.(1)	41,636	149,864
Chinese Estates Holdings, Ltd.(1)	67,000	121,178
Esprit Holdings, Ltd.(1)	104,700	635,654
Kerry Properties, Ltd.(1)	66,500	315,785
Li & Fung, Ltd.(1)	204,600	682,440
Mongolia Energy Co., Ltd.†(1)	170,000	59,785
Noble Group, Ltd.#(1)	123,600	181,563
NWS Holdings, Ltd.(1)	77,000	152,108
Orient Overseas International, Ltd.(1)	20,483	95,887
Seadrill, Ltd.†#(1)	11,450	204,947
Shangri-La Asia, Ltd.(1)	122,000	179,738

Yue Yuen Industrial Holdings, Ltd.(1)	61,500	160,517

		2,939,466

Cayman Islands - 0.1%

ASM Pacific Technology, Ltd.(1)	18,300	117,034
Foxconn International Holdings, Ltd.†(1)	198,000	121,539
Lifestyle International Holdings ,Ltd.(1)	54,500	77,608

		316,181

Cyprus - 0.0%

Bank of Cyprus Public Co., Ltd.(1)	35,891	249,756

Denmark - 1.1%

AP Moller - Maersk A/S, Series A(1)	23	159,758
AP Moller - Maersk A/S, Series B#(1)	261	1,883,248
Carlsberg A/S(1)	14,357	1,032,855
Coloplast A/S(1)	956	73,950
Danske Bank A/S†(1)	70,921	1,907,948
DSV A/S†#(1)	7,406	114,686
H. Lundbeck A/S(1)	45,927	908,234
Novo Nordisk A/S, Class B(1)	37,683	2,302,896
Novozymes A/S#(1)	1,890	162,310
Topdanmark A/S†#(1)	581	79,306
TrygVesta A/S#(1)	976	62,248
Vestas Wind Systems A/S†(1)	12,570	902,833
William Demant Holding A/S†#(1)	967	59,283

		9,649,555

Finland - 1.0%

Elisa Oyj(1)	22,285	440,404
Fortum Oyj(1)	29,712	778,135
Kesko Oyj, Class B(1)	6,267	184,661
Kone Oyj, Class B(1)	6,294	219,299
Metso Corp.(1)	10,393	262,427
Neste Oil Oyj(1)	5,256	87,504
Nokia OYJ(1)	263,935	3,698,529
Nokian Renkaat Oyj#(1)	4,350	98,069
Orion Oyj#(1)	13,134	223,286
Outokumpu Oyj(1)	7,961	169,101
Pohjola Bank PLC, Class A(1)	42,401	490,936
Rautaruukki Oyj(1)	3,450	80,821
Sampo Oyj, Class A(1)	17,223	413,466
Sanoma-WSOY Oyj#(1)	3,299	65,412
Stora Enso Oyj, Class R†(1)	89,505	615,555
UPM-Kymmene Oyj(1)	33,376	401,536
Wartsila Oyj, Class B(1)	5,582	211,886

		8,441,027

France - 8.8%

Accor SA(1)	5,860	309,390
Aeroports de Paris#(1)	1,217	104,857
Air France-KLM†#(1)	5,538	84,990
Air Liquide SA#(1)	13,029	1,394,168
Alcatel-Lucent†#(1)	309,675	1,169,054
Alstom SA#(1)	8,237	580,866
Atos Origin SA†(1)	14,376	676,663
AXA SA(1)	174,646	3,992,914
BioMerieux(1)	566	55,246
BNP Paribas#(1)	85,577	6,906,210
Bouygues SA(1)	19,239	958,460
Bureau Veritas SA(1)	2,950	149,105
Cap Gemini SA(1)	27,731	1,344,692
Carrefour SA(1)	79,505	3,752,333
Casino Guichard-Perrachon SA#(1)	12,839	973,193
Christian Dior SA(1)	11,834	1,099,006
Cie Generale de Geophysique-Veritas†#(1)	31,070	669,428
CNP Assurances(1)	16,516	1,650,365
Compagnie de St. Gobain#(1)	18,882	850,650
Compagnie Generale des Etablissements Michelin, Class B(1)	8,539	644,293
Credit Agricole SA#(1)	71,580	1,327,944
Dassault Systemes SA#(1)	2,683	137,464
Dexia SA Strip VVPR	1,290	13
Eiffage SA#(1)	2,524	179,690
Electricite de France(1)	12,545	659,098
Eramet(1)	215	69,585
Essilor International SA#(1)	8,218	444,147
Eurazeo(1)	7,044	382,886
Eutelsat Communications(1)	13,113	350,919
Fonciere Des Regions#(1)	955	100,005
France Telecom SA#(1)	218,487	5,570,225
GDF Suez(1)	67,260	2,840,257
GDF Suez VVPR†(1)	12,852	18
Gecina SA(1)	6,873	683,192
Groupe Danone SA#(1)	34,088	1,855,435
Hermes International#(1)	3,205	475,397
ICADE(1)	807	75,308
Iliad SA#(1)	667	68,445
Imerys SA#(1)	1,390	73,094
Ipsen SA(1)	1,034	51,165
JC Decaux SA†#(1)	2,718	59,054
Klepierre#(1)	3,730	140,270
L’Oreal SA#(1)	9,813	967,830
Lafarge SA#(1)	12,415	1,059,356
Lagardere SCA(1)	7,790	336,307
Legrand SA#(1)	48,704	1,196,962
LVMH Moet Hennessy Louis Vuitton SA(1)	10,043	962,774
M6-Metropole Television(1)	2,643	60,089
Natixis†(1)	201,650	921,105
Neopost SA(1)	5,506	454,503
PagesJaunes Groupe SA#(1)	5,177	57,848
Pernod Ricard SA#(1)	7,947	619,751
Peugeot SA†(1)	7,890	229,412
PPR#(1)	10,811	1,258,822
Publicis Groupe#(1)	19,717	726,998
Renault SA†#(1)	7,593	343,671
Safran SA#(1)	7,693	141,460
Sanofi-Aventis(1)	58,767	3,992,196
Schneider Electric SA(1)	10,184	942,687
SCOR SE(1)	19,814	521,654
Societe BIC SA(1)	1,094	67,276
Societe Des Autoroutes Paris-Rhin-Rhone(1)	5,734	428,829
Societe Generale(1)	34,628	2,805,910
Societe Television Francaise 1#(1)	4,812	78,128

Sodexho(1)	3,865	222,887
Suez Environnement SA(1)	19,993	411,927
Technip SA(1)	4,253	263,430
Thales SA(1)	3,666	168,438
Total SA#(1)	141,397	8,129,116
Unibail-Rodamco#(1)	3,924	777,982
Vallourec SA#(1)	2,205	336,187
Veolia Environnement(1)	15,498	537,494
Vinci SA(1)	17,321	932,271
Vivendi(1)	64,427	1,837,904

		74,700,698

Germany - 7.0%

Adidas AG(1)	33,262	1,570,395
Allianz SE(1)	29,945	3,463,065
BASF SE(1)	129,353	6,764,445
Bayer AG(1)	38,835	2,387,886
Bayerische Motoren Werke AG(1)	23,882	1,090,230
Beiersdorf AG#(1)	3,616	183,783
Celesio AG(1)	14,628	398,251
Commerzbank AG†#(1)	29,058	269,425
Daimler AG#(1)	60,172	2,720,481
Deutsche Bank AG#(1)	58,818	4,007,585
Deutsche Boerse AG(1)	7,994	610,312
Deutsche Lufthansa AG(1)	9,387	151,017
Deutsche Post AG (London)†	4,152	71,576
Deutsche Post AG (Sweden)(1)	30,535	528,149
Deutsche Postbank AG†#(1)	3,588	127,650
Deutsche Telekom AG(1)	329,022	4,385,520
E.ON AG(1)	101,483	4,300,482
Fraport AG#(1)	1,504	76,080
Fresenius Medical Care AG#(1)	23,162	1,041,593
Fresenius SE(1)	10,292	521,338
GEA Group AG#(1)	6,405	113,544
Hamburger Hafen und Logistik AG(1)	1,004	42,045
Hannover Rueckversicherung AG†(1)	4,127	181,911
Henkel AG & Co. KGaA(1)	14,791	494,824
Hochtief AG(1)	8,251	611,872
K+S AG(1)	14,830	753,353
Linde AG(1)	26,058	2,625,178
MAN AG(1)	25,189	1,926,326
Merck KGaA(1)	3,333	302,573
Metro AG(1)	22,333	1,213,381
Muenchener Rueckversicherungs AG(1)	28,001	4,177,093
Porsche Automobil Holding SE(1)	4,878	359,789
Puma AG Rudolf Dassler Sport(1)	197	55,880
RWE AG(1)	17,166	1,592,401
Salzgitter AG(1)	6,312	600,849
SAP AG(1)	41,284	2,016,920
Siemens AG(1)	52,089	4,517,154
Solarworld AG#(1)	3,435	73,102
Suedzucker AG#(1)	56,571	1,103,443
ThyssenKrupp AG#(1)	13,710	467,411
TUI AG†#(1)	21,884	190,911
United Internet AG†#(1)	36,938	523,400
Volkswagen AG#(1)	5,151	997,261
Wacker Chemie AG(1)	1,070	128,908

		59,738,792

Greece - 0.5%

Alpha Bank A.E.†(1)	53,460	889,663
Coca-Cola Hellenic Bottling Co. SA(1)	15,987	368,444
EFG Eurobank Ergasias SA†(1)	37,085	522,388
Hellenic Petroleum SA(1)	3,759	39,049
Hellenic Telecommunications Organization SA(1)	47,209	726,002
Marfin Investment Group SA†(1)	26,037	101,156
National Bank of Greece SA†(1)	24,885	783,604
OPAP SA(1)	29,469	719,167
Piraeus Bank SA†(1)	12,418	195,901
Public Power Corp. SA†(1)	4,755	111,983
Titan Cement Co. SA(1)	2,367	68,698

		4,526,055

Hong Kong - 2.0%

Bank of East Asia, Ltd.(1)	137,680	445,296
BOC Hong Kong Holdings, Ltd.(1)	346,000	692,634
Cathay Pacific Airways, Ltd.†(1)	110,000	159,361
Cheung Kong Holdings, Ltd.(1)	129,562	1,535,723
CLP Holdings, Ltd.(1)	191,000	1,277,899
Hang Lung Group, Ltd.(1)	75,000	345,311
Hang Lung Properties, Ltd.(1)	194,000	604,551
Hang Seng Bank, Ltd.(1)	71,488	1,016,487
Henderson Land Development Co., Ltd.(1)	100,569	588,836
Hong Kong & China Gas Co., Ltd.(1)	373,744	808,876
Hong Kong Aircraft Engineering Co., Ltd.(1)	6,400	75,008
Hong Kong Exchanges & Clearing, Ltd.(1)	95,400	1,664,639
HongKong Electric Holdings, Ltd.(1)	129,500	723,146
Hopewell Holdings, Ltd.(1)	53,455	160,984
Hutchison Whampoa, Ltd.(1)	199,000	1,399,395
Hysan Development Co., Ltd.(1)	58,000	136,377
MTR Corp., Ltd.(1)	132,500	446,800
New World Development Co., Ltd.(1)	234,000	471,845
PCCW, Ltd.(1)	348,000	89,848
Sino Land Co., Ltd.(1)	158,000	270,954
Sun Hung Kai Properties, Ltd.(1)	132,282	1,782,755
Swire Pacific, Ltd., Class A(1)	71,816	748,903
Television Broadcasts, Ltd.(1)	26,926	114,524
The Link REIT(1)	202,691	446,417
Wharf Holdings, Ltd.(1)	129,000	575,216
Wheelock & Co., Ltd.(1)	85,000	228,038
Wing Hang Bank, Ltd.(1)	16,745	151,626

		16,961,449

Ireland - 0.3%

Anglo Irish Bank Corp. PLC†(2)	31,152	9,691
CRH PLC(1)	40,232	1,035,930
Elan Corp PLC†(1)	43,145	312,751
Kerry Group PLC(1)	24,854	650,571
Ryanair Holdings PLC†(1)	7,244	32,179

Ryanair Holdings PLC ADR†	1,571	43,030

		2,084,152

Isle of Man - 0.0%

Genting International PLC†#(1)	360,000	251,527

Italy - 4.0%

A2A SpA#(1)	715,870	1,388,389
ACEA SpA(1)	44,182	539,455
Alleanza Assicurazioni SpA(1)	118,885	978,523
Assicurazioni Generali SpA(1)	43,356	1,082,683
Atlantia SpA(1)	39,635	882,649
Autogrill SpA†#(1)	4,172	47,169
Banca Carige SpA(1)	26,484	80,243
Banca Intesa SpA(1)	370,102	1,208,106
Banca Monte dei Paschi di Siena SpA#(1)	90,075	189,918
Banca Popolare di Milano Scarl(1)	16,164	122,243
Banco Popolare Scarl†(1)	111,356	989,140
Enel SpA(1)	834,585	4,916,572
ENI SpA#(1)	310,068	7,360,917
Exor SpA(1)	2,956	50,881
Fiat SpA†(1)	36,385	431,088
Finmeccanica SpA(1)	16,591	265,524
Fondiaria-Sai SpA(1)	2,552	49,073
Intesa Sanpaolo SpA†(1)	336,195	1,458,716
Italcementi SpA RNC(1)	7,578	113,896
Lottomatica SpA#(1)	1,873	42,211
Luxottica Group SpA†#(1)	4,750	115,402
Mediaset SpA#(1)	134,787	890,289
Mediobanca SpA(1)	18,490	254,319
Mediolanum SpA#(1)	8,979	57,004
Parmalat SpA(1)	422,625	1,086,293
Pirelli & C. SpA†(1)	107,268	51,517
Prysmian SpA(1)	4,071	76,290
Saipem SpA(1)	10,854	291,370
Saras SpA#(1)	11,696	40,551
Snam Rete Gas SpA(1)	61,491	285,907
Telecom Italia SpA (Chi-X)(1)	1,228,249	1,988,262
Telecom Italia SpA RSP (Milan)(1)	555,959	630,481
Terna Rete Elettrica Nazionale SpA(1)	53,319	196,554
UniCredit SpA†(1)	1,399,046	5,094,162
Unione di Banche Italiane SCPA(1)	23,582	357,265
Unipol Gruppo Finanziario SpA†#(1)	30,334	40,315

		33,653,377

Japan - 19.6%

ABC-Mart, Inc.#(1)	1,400	40,600
ACOM Co., Ltd.#(1)	2,159	44,205
Advantest Corp.#(1)	8,620	214,048
Aeon Co., Ltd.#(1)	34,730	366,763
Aeon Credit Service Co., Ltd.#(1)	4,300	48,341
Aeon Mall Co., Ltd.(1)	4,400	103,244
Aioi Insurance Co., Ltd.(1)	27,000	132,774
Aisin Seiki Co., Ltd.(1)	66,400	1,652,618
Ajinomoto Co., Inc.(1)	35,807	363,660
Alfresa Holdings Corp.#(1)	1,600	72,352
All Nippon Airways Co., Ltd.(1)	35,000	107,744
Amada Co., Ltd.(1)	18,863	131,616
Aozora Bank, Ltd.†#(1)	40,000	58,979
Asahi Breweries, Ltd.#(1)	20,995	364,937
Asahi Glass Co., Ltd.(1)	54,249	469,060
Asahi Kasei Corp.(1)	68,549	328,715
Asics Corp.#(1)	9,000	88,419
Astellas Pharma, Inc.(1)	24,600	982,748
Bank of Kyoto, Ltd.#(1)	17,000	165,039
Benesse Corp.(1)	4,014	197,066
Bridgestone Corp.(1)	77,300	1,404,561
Brother Industries, Ltd.#(1)	12,000	119,934
Canon Marketing Japan, Inc.(1)	3,700	62,173
Canon, Inc.(1)	94,500	3,601,572
Casio Computer Co., Ltd.#(1)	12,892	126,954
Central Japan Railway Co.(1)	85	574,415
Chubu Electric Power Co., Inc.(1)	35,900	833,267
Chugai Pharmaceutical Co., Ltd.#(1)	12,176	248,571
Chuo Mitsui Trust Holdings, Inc.(1)	53,000	223,738
Citizen Watch Co., Ltd.#(1)	15,447	92,935
Coca-Cola West Japan Co., Ltd.(1)	3,000	57,937
Cosmo Oil Co., Ltd.#(1)	32,000	97,853
Credit Saison Co., Ltd.#(1)	8,354	111,904
Dai Nippon Printing Co., Ltd.(1)	30,000	436,403
Daicel Chemical Industries, Ltd.(1)	14,427	93,454
Daido Steel Co., Ltd.#(1)	15,000	59,907
Daihatsu Motor Co., Ltd.(1)	10,000	102,565
Daiichi Sankyo Co., Ltd.(1)	36,500	778,447
Daikin Industries, Ltd.(1)	33,210	1,163,449
Dainippon Ink and Chemicals, Inc.(1)	32,180	49,980
Dainippon Sumitomo Pharma Co., Ltd.#(1)	8,700	97,956
Daito Trust Construction Co., Ltd.(1)	4,353	206,642
Daiwa House Industry Co., Ltd.(1)	28,070	311,220
Daiwa Securities Group, Inc.(1)	162,045	1,004,903
Dena Co., Ltd.#(1)	14	44,194
Denki Kagaku Kogyo Kabushiki Kaisha#(1)	26,226	110,643
Denso Corp.#(1)	72,200	2,084,975
Dentsu, Inc.#(1)	9,000	206,470
Disco Corp.(1)	15,000	884,237
Dowa Mining Co., Ltd.(1)	14,000	78,237
East Japan Railway Co.(1)	18,400	1,200,886
Eisai Co., Ltd.#(1)	13,706	502,618
Electric Power Development Co., Ltd.#(1)	7,200	218,636
Elpida Memory, Inc.†#(1)	6,500	100,782
FamilyMart Co., Ltd.#(1)	3,156	97,662
Fanuc, Ltd.#(1)	10,400	844,037
Fast Retailing Co., Ltd.#(1)	2,600	310,273
Fuji Electric Holdings Co., Ltd.†#(1)	30,000	57,029
Fuji Heavy Industries, Ltd.†(1)	34,000	145,785
Fuji Television Network, Inc.(1)	26	40,710
FUJIFILM Holdings Corp.(1)	26,473	788,776
Fujitsu, Ltd.#(1)	101,448	683,542
Fukuoka Financial Group, Inc.#(1)	42,000	187,778
Furukawa Electric Co., Ltd.#(1)	34,000	149,693
GS Yuasa Corp.#(1)	17,000	147,577
Gunma Bank, Ltd.(1)	21,000	118,219
Hakuhodo DY Holdings, Inc.#(1)	1,260	70,080
Hankyu Hanshin Holdings, Inc.#(1)	61,600	294,629
Hikari Tsushin, Inc.#(1)	1,400	30,110

Hino Motors, Ltd.†#(1)	14,000	57,557
Hirose Electric Co., Ltd.#(1)	1,581	194,409
Hisamitsu Pharmaceutical Co., Inc.#(1)	3,600	138,658
Hitachi Chemical Co., Ltd.#(1)	32,600	668,793
Hitachi Construction Machinery Co., Ltd.#(1)	5,800	116,848
Hitachi High-Technologies Corp.(1)	3,700	74,058
Hitachi Metals, Ltd.#(1)	99,000	1,001,747
Hitachi, Ltd.†(1)	182,849	640,357
Hokkaido Electric Power Co., Inc.#(1)	9,900	204,151
Hokuhoku Financial Group, Inc.(1)	68,177	169,251
Hokuriku Electric Power Co.#(1)	10,200	247,248
Honda Motor Co., Ltd.(1)	141,500	4,439,314
HORIBA, Ltd.(1)	9,700	219,149
Hoya Corp.(1)	22,400	503,177
Ibiden Co., Ltd.(1)	53,000	1,872,114
Idemitsu Kosan Co., Ltd.(1)	1,200	98,703
IHI Corp.†#(1)	71,596	145,362
INPEX Corp.(1)	45	365,037
Isetan Mitsukoshi Holdings, Ltd.#(1)	18,934	208,143
Isuzu Motors, Ltd.†#(1)	64,000	147,378
Ito En, Ltd.#(1)	3,500	64,195
ITOCHU Corp.(1)	82,000	577,341
ITOCHU Techno-Solutions Corp.#(1)	1,600	46,945
J Front Retailing Co., Ltd.#(1)	26,000	146,650
Jafco Co., Ltd.#(1)	1,700	56,892
Japan Airlines Corp.†#(1)	49,000	87,907
Japan Petroleum Exploration Co.(1)	1,500	77,772
Japan Prime Reality Investment Corp.(1)	30	71,693
Japan Real Estate Investment Corp.(1)	24	195,409
Japan Retail Fund Investment Corp.(1)	19	101,177
Japan Tobacco, Inc.(1)	244	706,990
JFE Holdings, Inc.(1)	26,600	922,190
JGC Corp.(1)	11,282	208,147
JS Group Corp.(1)	13,575	239,594
JSR Corp.#(1)	68,300	1,200,336
JTEKT Corp.(1)	10,500	134,609
Jupiter Telecommunications Co.(1)	132	114,895
Kajima Corp.#(1)	46,000	128,450
Kamigumi Co., Ltd.(1)	14,135	119,033
Kaneka Corp.(1)	16,081	117,696
Kansai Paint Co., Ltd.#(1)	12,000	97,336
Kao Corp.(1)	29,000	735,911
Kawasaki Heavy Industries, Ltd.#(1)	76,842	202,865
Kawasaki Kisen Kaisha, Ltd.†(1)	32,631	143,248
KDDI Corp.(1)	158	897,771
Keihin Electric Express Railway Co., Ltd.#(1)	23,582	195,470
Keio Corp.#(1)	31,000	209,670
Keisei Electric Railway Co., Ltd.#(1)	15,000	104,904
Keyence Corp.(1)	2,200	462,405
Kikkoman Corp.#(1)	9,531	118,234
Kinden Corp.(1)	7,036	62,859
Kintetsu Corp.#(1)	88,072	381,594
Kirin Holdings Company, Ltd.(1)	44,937	657,780
Kobe Steel, Ltd.†#(1)	135,000	249,185
Komatsu, Ltd.(1)	51,400	920,652
Konami Corp.#(1)	5,061	99,620
Konica Minolta Holdings, Inc.#(1)	25,836	243,996
Kubota Corp.#(1)	242,000	1,983,331
Kuraray Co., Ltd.(1)	122,961	1,334,738
Kurita Water Industries, Ltd.#(1)	6,110	203,409
Kyocera Corp.(1)	8,843	735,915
Kyowa Hakko Kirin Co., Ltd.#(1)	13,671	165,942
Kyushu Electric Power Co., Inc.(1)	20,600	455,045
Lawson, Inc.#(1)	3,500	151,391
Leopalace21 Corp.#(1)	6,900	62,119
Mabuchi Motor Co., Ltd.#(1)	1,500	76,124
Makita Corp.#(1)	6,100	171,265
Marubeni Corp.(1)	89,000	439,727
Marui Co., Ltd.#(1)	12,096	83,916
Maruichi Steel Tube, Ltd.#(1)	2,000	41,630
Matsui Securities Co., Ltd.#(1)	6,600	60,816
Mazda Motor Corp.†(1)	50,000	137,520
McDonald’s Holdings Co. Japan, Ltd.#(1)	3,600	67,326
MEDICEO Holdings Co., Ltd.(1)	8,000	114,266
Meiji Holdings Co., Ltd.†(1)	3,600	146,942
Minebea Co., Ltd.#(1)	19,125	88,102
Mitsubishi Chemical Holdings Corp.(1)	65,420	295,766
Mitsubishi Corp.(1)	138,501	2,762,857
Mitsubishi Electric Corp.†(1)	105,000	776,227
Mitsubishi Estate Co., Ltd.(1)	63,750	1,050,201
Mitsubishi Gas Chemical Co., Inc.(1)	20,864	122,012
Mitsubishi Heavy Industries, Ltd.(1)	165,000	679,351
Mitsubishi Logistics Corp.(1)	6,000	78,579
Mitsubishi Materials Corp.†(1)	182,000	549,996
Mitsubishi Motors Corp.†#(1)	195,000	351,525
Mitsubishi Rayon Co., Ltd.#(1)	28,042	92,033
Mitsubishi Tanabe Pharma Corp.(1)	12,000	157,510
Mitsubishi UFJ Financial Group, Inc.(1)	775,500	4,919,720
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	3,160	99,459
Mitsui & Co., Ltd.(1)	216,131	2,792,930
Mitsui Chemicals, Inc.#(1)	32,000	119,828
Mitsui Engineering & Shipbuilding Co., Ltd.#(1)	40,668	109,916
Mitsui Fudosan Co., Ltd.(1)	45,000	844,179
Mitsui Mining & Smelting Co., Ltd.†#(1)	30,977	87,341
Mitsui O.S.K. Lines, Ltd.(1)	217,000	1,382,972
Mitsui Sumitomo Insurance Group Holdings, Inc.(1)	22,798	638,869
Mitsumi Electric Co., Ltd.(1)	4,500	103,578
Mizuho Financial Group, Inc.(1)	515,000	1,254,829
Mizuho Trust & Banking Co., Ltd.†#(1)	82,000	105,023
Murata Manufacturing Co., Ltd.(1)	27,473	1,292,786
Namco Bandai Holdings, Inc.#(1)	10,818	114,927
NEC Corp.†#(1)	104,441	374,699
NGK Insulators, Ltd.#(1)	64,537	1,506,901
NGK Spark Plug Co., Ltd.#(1)	8,455	106,578
NHK Spring Co., Ltd.#(1)	9,000	65,962
Nidec Corp.#(1)	26,260	1,875,646

Nikon Corp.#(1)	17,485	300,420
Nintendo Co., Ltd.(1)	5,400	1,456,316
Nippon Building Fund, Inc.(1)	28	246,330
Nippon Electric Glass Co., Ltd.(1)	119,000	1,227,759
Nippon Express Co., Ltd.(1)	45,879	204,212
Nippon Meat Packers, Inc.(1)	10,000	120,638
Nippon Mining Holdings, Inc.(1)	48,000	237,688
Nippon Oil Corp.#(1)	261,000	1,484,308
Nippon Paper Group, Inc.#(1)	4,900	143,792
Nippon Sheet Glass Co., Ltd.#(1)	34,067	118,178
Nippon Steel Corp.#(1)	276,389	1,077,419
Nippon Telegraph and Telephone Corp.(1)	28,200	1,254,183
Nippon Yusen Kabushiki Kaisha(1)	60,000	257,880
Nipponkoa Insurance Co., Ltd.#(1)	35,000	216,552
Nissan Chemical Industries, Ltd.(1)	8,000	116,550
Nissan Motor Co., Ltd.†(1)	134,800	940,221
Nissay Dowa General Insurance Co., Ltd.(1)	10,000	50,818
Nisshin Seifun Group, Inc.(1)	10,463	138,368
Nisshin Steel Co., Ltd.#(1)	38,000	76,507
Nisshinbo Industries, Inc.(1)	6,532	75,930
Nissin Food Products Co., Ltd.(1)	3,755	123,773
Nitori Co., Ltd.(1)	9,800	757,733
Nitto Denko Corp.(1)	8,907	268,408
NOK Corp.#(1)	46,500	629,855
Nomura Holdings, Inc.#(1)	227,700	1,997,063
Nomura Real Estate Holdings, Inc.(1)	5,000	87,123
Nomura Real Estate Office Fund, Inc.(1)	15	103,919
Nomura Research Institute, Ltd.#(1)	5,500	130,623
NSK, Ltd.#(1)	25,077	162,930
NTN Corp.#(1)	21,277	98,261
NTT Data Corp.#(1)	68	230,942
NTT DoCoMo, Inc.(1)	851	1,309,581
NTT Urban Development Corp.(1)	62	61,042
Obayashi Corp.(1)	34,861	156,860
Obic Co., Ltd.#(1)	380	62,086
Odakyu Electric Railway Co., Ltd.#(1)	34,000	305,642
OJI Paper Co., Ltd.#(1)	46,528	219,411
Olympus Corp.#(1)	11,806	319,171
Omron Corp.(1)	10,984	186,265
Ono Pharmaceutical Co., Ltd.(1)	4,600	226,020
Onward Kashiyama Co., Ltd.(1)	6,944	50,522
ORACLE Corp.#(1)	2,100	86,955
Oriental Land Co., Ltd.#(1)	2,871	194,096
ORIX Corp.#(1)	4,750	363,055
Osaka Gas Co., Ltd.(1)	105,188	364,049
Osaka Titanium Technologies Co.#(1)	1,000	33,624
Otsuka Corp.#(1)	900	54,278
Panasonic Corp.(1)	206,400	3,301,641
Panasonic Electric Works Co., Ltd.#(1)	20,000	238,548
Promise Co., Ltd.†#(1)	4,000	39,047
Rakuten, Inc.#(1)	390	235,608
Resona Holdings, Inc.#(1)	27,800	377,927
Ricoh Co., Ltd.#(1)	36,000	519,646
Rinnai Corp.#(1)	2,100	103,854
Rohm Co., Ltd.(1)	5,508	369,575
Sankyo Co., Ltd.(1)	2,900	182,365
Santen Pharmaceutical Co., Ltd.(1)	30,000	1,005,655
Sanyo Electric Co., Ltd.†#(1)	91,000	243,939
Sapporo Hokuyo Holdings, Inc.(1)	16,200	58,620
Sapporo Holdings, Ltd.#(1)	14,000	79,969
SBI Holdings, Inc.#(1)	909	202,242
Secom Co., Ltd.(1)	11,359	513,069
Sega Sammy Holdings, Inc.(1)	10,000	130,275
Seiko Epson Corp.#(1)	7,600	111,892
Sekisui Chemical Co., Ltd.(1)	22,925	145,675
Sekisui House, Ltd.(1)	28,000	267,713
Seven & I Holdings Co., Ltd.(1)	41,768	1,010,772
Seven Bank, Ltd.(1)	30	76,086
Sharp Corp.#(1)	54,330	624,058
Shikoku Electric Power Co., Inc.#(1)	9,900	305,726
Shimadzu Corp.#(1)	14,000	101,176
Shimamura Co., Ltd.#(1)	1,200	107,461
Shimano, Inc.#(1)	3,640	154,761
Shimizu Corp.#(1)	31,559	129,741
Shin-Etsu Chemical Co., Ltd.(1)	45,126	2,655,881
Shinko Electric Industries Co., Ltd.#(1)	3,700	69,187
Shinko Securities Co., Ltd.#(1)	29,000	108,903
Shinsei Bank, Ltd.†#(1)	50,000	84,796
Shionogi & Co., Ltd.(1)	16,507	403,066
Shiseido Co., Ltd.#(1)	19,000	332,519
Showa Denko K.K.#(1)	63,798	137,657
Showa Shell Sekiyu K.K.#(1)	103,300	1,077,100
SMC Corp.(1)	2,900	336,656
Softbank Corp.#(1)	41,000	914,758
Sojitz Corp.(1)	66,900	141,885
Sompo Japan Insurance, Inc.(1)	48,000	325,277
Sony Corp.(1)	78,462	2,098,437
Sony Financial Holdings, Inc.(1)	47	142,683
Square Enix Co., Ltd.(1)	3,400	87,212
Stanley Electric Co., Ltd.(1)	7,700	154,355
Sumco Corp.#(1)	6,300	127,902
Sumitomo Chemical Co., Ltd.(1)	245,000	1,167,491
Sumitomo Corp.#(1)	180,100	1,833,456
Sumitomo Electric Industries, Ltd.(1)	143,187	1,838,913
Sumitomo Heavy Industries, Ltd.†#(1)	31,000	155,118
Sumitomo Metal Industries, Ltd.#(1)	182,000	452,587
Sumitomo Metal Mining Co., Ltd.#(1)	76,341	1,166,147
Sumitomo Mitsui Financial Group, Inc.#(1)	67,200	2,880,370
Sumitomo Realty & Development Co., Ltd.#(1)	21,000	438,629
Sumitomo Rubber Industries, Inc.(1)	9,300	88,850
Suruga Bank, Ltd.#(1)	11,000	107,385
Suzuken Co., Ltd.#(1)	3,800	125,433
Suzuki Motor Corp.#(1)	49,100	1,165,805
T&D Holdings, Inc.#(1)	26,559	792,650
Taiheiyo Cement Corp.†#(1)	46,000	79,520
Taisei Corp.(1)	52,384	114,362
Taisho Pharmaceutical Co., Ltd.#(1)	7,000	137,210
Taiyo Nippon Sanso Corp.#(1)	15,000	157,976
Takashimaya Co., Ltd.#(1)	16,000	133,552
Takeda Pharmaceutical Co., Ltd.(1)	40,700	1,639,626
TDK Corp.(1)	18,200	1,051,606

Teijin, Ltd.(1)	50,277	165,118
Terumo Corp.(1)	28,400	1,487,566
The 77 Bank, Ltd.#(1)	19,000	114,284
The Bank of Yokohama, Ltd.(1)	67,000	376,060
The Chiba Bank, Ltd.(1)	41,000	258,003
The Chugoku Bank, Ltd.(1)	9,000	121,013
The Chugoku Electric Power Co.#(1)	15,100	331,947
The Hachijuni Bank, Ltd.(1)	22,000	125,754
The Hiroshima Bank, Ltd.#(1)	27,000	115,332
The Iyo Bank, Ltd.#(1)	13,000	127,253
The Japan Steel Works, Ltd.#(1)	108,000	1,335,112
The Joyo Bank, Ltd.#(1)	35,723	182,054
The Kansai Electric Power Co., Inc.(1)	41,400	951,993
The Nishi-Nippon City Bank, Ltd.(1)	37,000	98,316
The Shizuoka Bank, Ltd.#(1)	113,163	1,176,428
The Sumitomo Trust & Banking Co., Ltd.(1)	77,000	467,202
THK Co., Ltd.#(1)	6,500	121,252
Tobu Railway Co., Ltd.#(1)	44,624	280,014
Toho Co., Ltd.(1)	6,100	102,047
Toho Gas Co., Ltd.(1)	24,000	110,938
Tohoku Electric Power Co., Inc.(1)	23,216	501,839
Tokio Marine Holdings, Inc.(1)	39,200	1,160,073
Tokuyama Corp.#(1)	13,000	90,074
Tokyo Broadcasting System, Inc.(1)	2,100	36,472
Tokyo Electric Power Co., Inc.#(1)	66,000	1,719,861
Tokyo Electron, Ltd.(1)	38,600	2,082,705
Tokyo Gas Co., Ltd.(1)	255,077	1,021,303
Tokyo Steel Manufacturing Co., Ltd.(1)	5,500	72,095
Tokyo Tatemono Co., Ltd.#(1)	16,000	93,834
Tokyu Corp.(1)	61,426	301,534
Tokyu Land Corp.(1)	25,000	116,247
TonenGeneral Sekiyu K.K.#(1)	15,000	143,157
Toppan Printing Co., Ltd.#(1)	30,477	300,766
Toray Industries, Inc.#(1)	71,992	419,215
Toshiba Corp.†#(1)	344,618	1,760,330
Tosoh Corp.#(1)	27,718	80,326
Toto, Ltd.(1)	13,771	95,470
Toyo Seikan Kaisha, Ltd.(1)	8,226	171,501
Toyo Suisan Kaisha, Ltd.(1)	5,000	127,385
Toyoda Gosei Co., Ltd.(1)	3,500	100,492
Toyota Boshoku Corp.#(1)	33,100	579,867
Toyota Industries Corp.(1)	9,700	260,234
Toyota Motor Corp.(1)	194,449	8,292,131
Toyota Tsusho Corp.(1)	11,500	185,118
Trend Micro, Inc.#(1)	5,500	216,145
Tsumura & Co.#(1)	33,300	1,179,066
Ube Industries, Ltd.(1)	54,463	168,427
Uni-Charm Corp.#(1)	6,100	546,488
UNY Co., Ltd.#(1)	9,695	81,770
Ushio, Inc.#(1)	6,100	111,897
USS Co., Ltd.(1)	1,240	77,704
West Japan Railway Co.(1)	92	318,514
Yahoo! Japan Corp.#(1)	803	273,273
Yakult Honsha Co., Ltd.#(1)	5,258	129,500
Yamada Denki Co., Ltd.(1)	4,710	319,775
Yamaguchi Financial Group, Inc.#(1)	11,000	126,299
Yamaha Corp.(1)	8,551	110,002
Yamaha Motor Co., Ltd.#(1)	11,600	135,838
Yamaichi Securities Co., Ltd. ADR†(2)(3)(4)	6,000	0
Yamato Kogyo Co., Ltd.(1)	2,300	68,275
Yamato Transport Co., Ltd.(1)	20,923	346,683
Yamazaki Baking Co., Ltd.#(1)	6,513	88,000
Yaskawa Electric Corp.#(1)	13,000	93,383
Yokogawa Electric Corp.#(1)	12,400	105,916

		166,981,872

Jersey - 0.3%

Experian PLC(1)	59,574	499,273
Randgold Resources, Ltd.(1)	3,144	185,232
Shire PLC(1)	97,598	1,617,910
WPP PLC(1)	51,464	432,605

		2,735,020

Luxembourg - 0.4%

ArcelorMittal#(1)	54,228	1,955,891
Millicom International Cellular SA SDR†(1)	3,101	216,982
SES FDR(1)	18,426	361,353
Tenaris SA(1)	57,359	833,395

		3,367,621

Mauritius - 0.0%

Golden Agri-Resources, Ltd.†(1)	624,000	205,391

Netherlands - 2.6%

Aegon NV†(1)	263,140	1,993,386
Akzo Nobel NV(1)	9,497	538,271
ASML Holding NV#(1)	66,729	1,834,649
Corio NV#(1)	4,131	252,801
European Aeronautic Defense and Space Co. NV#(1)	60,454	1,256,625
Fugro NV(1)	2,670	144,135
Heineken Holding NV#(1)	4,520	160,224
Heineken NV#(1)	10,043	424,128
ING Groep NV†(1)	119,196	1,803,771
James Hardie Industries NV CDI†(1)	40,465	235,025
Koninklijke Ahold NV(1)	239,018	2,805,391
Koninklijke Boskalis Westminster NV(1)	2,286	72,133
Koninklijke DSM NV(1)	44,731	1,633,632
Koninklijke KPN NV(1)	99,691	1,533,155
Koninklijke Philips Electronics NV(1)	39,865	903,708
Qiagen NV†(1)	8,113	167,035
Randstad Holding NV†#(1)	4,170	172,949
Reed Elsevier NV(1)	27,083	287,456
SBM Offshore NV#(1)	8,626	179,408
STMicroelectronics NV#(1)	89,741	778,150
TNT NV(1)	15,128	374,254
Unilever NV#(1)	142,359	3,980,124
Wolters Kluwer NV(1)	11,181	221,746

		21,752,156

New Zealand - 0.1%

Auckland International Airport, Ltd.(1)	80,138	95,063
Contact Energy, Ltd.†(1)	27,469	117,745
Fletcher Building, Ltd.(1)	54,396	293,116

Sky City Entertainment Group, Ltd.(1)	52,210	117,180
Telecom Corp. of New Zealand, Ltd.(1)	171,861	322,599

		945,703

Norway - 0.3%

DnB NOR ASA†(1)	30,044	308,328
Norsk Hydro ASA†#(1)	28,175	169,596
Orkla ASA#(1)	31,585	253,739
Renewable Energy Corp. AS†#(1)	13,600	92,481
StatoilHydro ASA#(1)	64,407	1,409,219
Telenor ASA†(1)	34,497	325,515
Yara International ASA#(1)	7,766	210,907

		2,769,785

Portugal - 0.4%

Banco Comercial Portugues SA(1)	391,109	512,963
Banco Espirito Santo SA(1)	21,523	141,849
Brisa-Auto Estradas de Portugal SA(1)	7,379	65,469
Cimpor Cimentos de Portugal SGPS SA(1)	9,642	70,726
Energias de Portugal SA(1)	502,887	2,175,712
Galp Energia SGPS SA(1)	6,323	91,731
Jeronimo Martins SGPS SA(1)	29,986	234,221
Portugal Telecom SGPS SA(1)	41,109	425,280

		3,717,951

Singapore - 1.3%

Ascendas Real Estate Investment Trust#(1)	118,000	134,990
CapitaLand, Ltd.#(1)	237,000	609,290
CapitaMall Trust(1)	207,000	233,936
City Developments, Ltd.#(1)	47,000	323,732
ComfortDelgro Corp., Ltd.#(1)	175,000	188,236
Cosco Corp. (Singapore), Ltd.#(1)	94,000	81,404
DBS Group Holdings, Ltd.(1)	160,000	1,401,823
Fraser and Neave, Ltd.(1)	90,730	242,145
Jardine Cycle & Carriage, Ltd.(1)	12,059	193,990
Keppel Corp., Ltd.(1)	119,000	628,410
Neptune Orient Lines, Ltd.#(1)	84,000	93,704
Olam International, Ltd.#(1)	112,000	191,192
Oversea-Chinese Banking Corp.#(1)	234,000	1,255,675
SembCorp Industries, Ltd.(1)	91,360	203,257
SembCorp Marine, Ltd.#(1)	77,600	166,187
Singapore Airlines, Ltd.(1)	49,890	445,302
Singapore Airport Terminal Services, Ltd.(1)	36,419	62,388
Singapore Exchange, Ltd.(1)	80,000	463,602
Singapore Press Holdings, Ltd.#(1)	149,250	378,803
Singapore Technologies Engineering, Ltd.#(1)	126,000	226,266
Singapore Telecommunications, Ltd.(1)	743,860	1,619,757
StarHub, Ltd.(1)	56,000	85,481
United Overseas Bank, Ltd.(1)	114,000	1,319,670
United Overseas Land, Ltd.(1)	48,700	115,796
Wilmar International, Ltd.#(1)	78,000	353,993

		11,019,029

Spain - 4.9%

Abertis Infraestructuras SA(1)	56,193	1,224,372
Acciona SA#(1)	3,484	451,776
Acerinox SA(1)	5,734	121,322
ACS Actividades de Construccion y Servicios SA#(1)	31,017	1,600,363
Banco Bilbao Vizcaya Argentaria SA#(1)	320,311	5,713,781
Banco de Sabadell SA#(1)	100,299	756,778
Banco De Valencia SA#(1)	8,733	87,713
Banco Popular Espanol SA#(1)	49,300	531,341
Banco Santander SA (Barcelona)(1)	806,461	12,438,984
Banco Santander SA (London)†(1)	10,039	152,933
Bankinter SA(1)	27,328	363,299
Cintra Concesiones de Infraestructuras de Transporte SA#(1)	8,158	72,265
Criteria Caixacorp SA(1)	34,466	173,190
EDP Renovaveis SA†(1)	8,940	88,768
Enagas(1)	7,340	145,009
Fomento de Construcciones y Contratas SA#(1)	8,796	355,278
Gamesa Corp. Tecnologica SA(1)	29,465	648,264
Gas Natural SDG SA(1)	14,650	308,359
Gestevision Telecinco SA#(1)	14,129	158,561
Grifols SA#(1)	5,241	92,211
Grupo Ferrovial SA#(1)	2,300	84,669
Iberdrola Renovables SA#(1)	34,634	159,381
Iberdrola SA(1)	201,564	1,871,255
Iberia Lineas Aereas de Espana SA†(1)	19,537	48,941
Indra Sistemas SA(1)	14,305	339,617
Industria de Diseno Textil SA#(1)	31,886	1,738,461
Mapfre SA#(1)	29,410	121,078
Red Electrica Corp. SA(1)	4,436	208,171
Repsol YPF SA(1)	40,739	1,012,595
Sacyr Vallehermoso SA#(1)	3,751	62,777
Telefonica SA(1)	414,993	10,477,995
Zardoya Otis SA#(1)	5,457	119,374

		41,728,881

Sweden - 2.4%

Alfa Laval AB#(1)	137,414	1,538,122
Assa Abloy AB, Class B#(1)	85,907	1,377,430
Atlas Copco AB, Class A#(1)	43,129	544,716
Atlas Copco AB, Class B(1)	20,846	234,446
Electrolux AB, Class B†(1)	15,968	332,327
Getinge AB, Class B#(1)	8,205	140,901
Hennes & Mauritz AB, Class B#(1)	33,255	1,845,107
Holmen AB#(1)	3,906	111,093
Husqvarna AB, Class B†#(1)	36,402	259,084
Investor AB, Class B(1)	93,645	1,747,939
Lundin Petroleum AB†#(1)	17,733	162,728
Nordea Bank AB#(1)	132,176	1,388,455
Sandvik AB#(1)	41,338	418,296
Scania AB, Class B(1)	13,119	162,331
Securitas AB, Class B#(1)	21,706	212,165
Skandinaviska Enskilda Banken AB, Class A†#(1)	62,409	439,176
Skanska AB, Class B#(1)	66,335	962,849
SKF AB, Class B#(1)	15,875	243,275
Ssab Svenskt Stal AB, Class A#(1)	26,808	392,630

Ssab Svenskt Stal AB, Class B#(1)	26,760	355,821
Svenska Cellulosa AB, Class B(1)	59,596	779,135
Svenska Handelsbanken AB, Class A#(1)	99,842	2,624,395
Swedbank AB, Class A†#(1)	88,993	933,490
Swedish Match AB(1)	10,454	201,330
Tele2 AB, Class B(1)	12,504	174,108
Telefonaktiebolaget LM Ericsson, Class B#(1)	173,905	1,668,482
TeliaSonera AB#(1)	92,045	598,268
Volvo AB, Class A(1)	32,772	281,697
Volvo AB Class B#(1)	44,608	391,755

		20,521,551

Switzerland - 7.1%

ABB, Ltd.†(1)	109,117	2,103,783
Actelion, Ltd.†(1)	4,100	236,838
Adecco SA(1)	35,187	1,691,635
Aryzta AG†(1)	3,328	123,918
Baloise Holding AG(1)	12,214	1,107,150
BKW FMB Energie AG(1)	541	42,739
Compagnie Financiere Richemont SA(1)	90,802	2,482,905
Credit Suisse Group AG(1)	63,478	3,235,311
Geberit AG(1)	4,053	624,868
Givaudan SA(1)	497	357,706
Holcim, Ltd.†#(1)	14,733	997,184
Julius Baer Holding AG(1)	14,232	726,405
Kuehne & Nagel International AG(1)	12,076	960,134
Lindt & Spruengli AG(1)	5	122,900
Lindt & Spruengli AG (Participation Certificate)(1)	203	432,111
Logitech International SA†#(1)	45,791	846,672
Lonza Group AG#(1)	1,861	182,844
Nestle SA(1)	348,821	14,498,101
Nobel Biocare Holding AG(1)	5,096	156,088
Novartis AG(1)	134,778	6,258,297
Pargesa Holding SA(1)	1,108	88,225
Roche Holding AG(1)	73,800	11,743,281
Schindler Holding AG(1)	891	59,047
Schindler Holding AG (Participation Certificate)(1)	4,620	300,286
SGS SA(1)	699	865,947
Sonova Holding AG#(1)	15,645	1,498,879
Straumann AG#(1)	1,105	251,436
Swiss Life Holding AG†(1)	3,933	446,959
Swiss Reinsurance(1)	14,157	656,857
Swisscom AG(1)	986	340,970
Syngenta AG(1)	7,194	1,692,100
The Swatch Group AG(1)	1,780	75,604
The Swatch Group AG, Class B(1)	1,264	273,640
UBS AG†(1)	181,587	3,357,701
Zurich Financial Services AG(1)	5,990	1,320,554

		60,159,075

United Kingdom - 19.2%

3i Group PLC(1)	110,836	543,743
Admiral Group PLC(1)	87,484	1,515,853
AMEC PLC(1)	70,012	855,429
Anglo American PLC†(1)	104,123	3,390,938
Antofagasta PLC(1)	108,439	1,340,203
Associated British Foods PLC(1)	155,221	2,016,700
AstraZeneca PLC(1)	135,756	6,255,291
Autonomy Corp. PLC†(1)	57,654	1,212,426
Aviva PLC(1)	172,636	1,130,222
BAE Systems PLC(1)	589,657	2,979,635
Balfour Beatty PLC(1)	143,479	778,220
Barclays PLC†(1)	1,110,706	6,807,820
Berkeley Group Holdings PLC†(1)	3,641	55,841
BG Group PLC(1)	193,437	3,191,077
BHP Billiton PLC(1)	259,484	6,808,765
BP PLC(1)	1,884,550	16,220,901
British Airways PLC†#(1)	132,964	411,774
British American Tobacco PLC(1)	97,831	2,974,676
British Land Co. PLC(1)	170,443	1,334,193
British Sky Broadcasting Group PLC(1)	46,708	413,496
BT Group PLC(1)	927,325	2,101,330
Bunzl PLC(1)	68,987	657,318
Burberry Group PLC(1)	61,347	480,167
Cable & Wireless PLC(1)	163,767	393,351
Cadbury PLC(1)	74,220	699,767
Cairn Energy PLC†(1)	7,389	300,248
Carnival PLC#(1)	17,180	524,870
Carphone Warehouse Group PLC#(1)	126,598	376,631
Centrica PLC(1)	350,479	1,432,320
Cobham PLC(1)	46,745	153,221
Compass Group PLC(1)	110,204	586,000
Diageo PLC(1)	102,470	1,591,242
Drax Group PLC(1)	120,870	938,425
Eurasian Natural Resources Corp.(1)	54,339	755,851
FirstGroup PLC(1)	116,030	717,110
Fresnillo PLC(1)	7,351	74,078
Friends Provident Group PLC(1)	95,272	132,346
G4S PLC(1)	51,960	188,096
GlaxoSmithKline PLC(1)	353,921	6,928,381
Hammerson PLC(1)	28,518	186,718
Home Retail Group PLC(1)	166,822	842,346
HSBC Holdings PLC(1)	1,651,878	18,047,152
ICAP PLC(1)	21,310	147,834
Imperial Tobacco Group PLC(1)	51,579	1,446,951
Intercontinental Hotels Group PLC(1)	10,537	130,677
International Power PLC(1)	101,234	461,770
Invensys PLC(1)	327,802	1,453,103
Investec PLC(1)	15,679	110,632
J Sainsbury PLC(1)	249,556	1,324,270
Johnson Matthey PLC(1)	8,801	201,735
Kazakhmys PLC†(1)	8,774	139,285
Kingfisher PLC(1)	163,875	562,443
Ladbrokes PLC(1)	90,298	284,733
Land Securities Group PLC(1)	30,993	309,157
Legal & General Group PLC(1)	240,304	298,382
Liberty International PLC#(1)	18,554	157,106
Lloyds Banking Group PLC†(1)	916,380	1,656,406
London Stock Exchange Group PLC#(1)	6,100	79,507
Lonmin PLC†(1)	23,403	551,097
Man Group PLC, Class B(1)	197,026	853,617

Marks & Spencer Group PLC(1)		85,430	470,092
National Grid PLC(1)		108,145	1,042,461
Next PLC#(1)		8,080	214,283
Old Mutual PLC(1)		216,322	327,865
Pearson PLC(1)		60,630	737,454
Prudential PLC(1)		131,668	1,149,107
Reckitt Benckiser Group PLC(1)		45,430	2,104,176
Reed Elsevier PLC(1)		45,211	329,054
Rexam PLC(1)		26,357	114,536
Rio Tinto PLC(1)		118,154	4,517,208
Rolls-Royce Group PLC†(1)		75,918	556,684
Royal Bank of Scotland Group PLC†(1)		1,090,746	1,020,804
Royal Dutch Shell PLC, Class A#(1)		274,364	7,595,837
Royal Dutch Shell PLC, Class B(1)		244,020	6,634,296
RSA Insurance Group PLC(1)		988,436	2,091,125
RT Group PLC†(2)(3)(4)		10,000	163
SABMiller PLC(1)		37,091	859,489
Schroders PLC(1)		31,249	546,874
Scottish and Southern Energy PLC(1)		37,733	685,718
Segro PLC(1)		25,714	149,277
Serco Group PLC(1)		19,956	151,452
Severn Trent PLC(1)		9,672	153,896
Smith & Nephew PLC(1)		36,213	307,790
Smiths Group PLC(1)		15,948	207,129
Standard Chartered PLC#(1)		105,584	2,396,495
Standard Life PLC(1)		114,939	366,032
Tesco PLC(1)		428,132	2,621,279
The Capita Group PLC(1)		25,477	281,730
The Sage Group PLC(1)		275,328	984,460
Thomas Cook Group PLC#(1)		17,593	66,238
Thomson Reuters PLC†(1)		42,991	1,352,118
Tomkins PLC(1)		36,143	104,225
TUI Travel PLC#(1)		150,193	585,442
Tullow Oil PLC(1)		32,790	571,715
Unilever PLC(1)		52,616	1,432,453
United Utilities Group PLC(1)		27,938	205,256
Vedanta Resources PLC(1)		5,788	167,298
Vodafone Group PLC(1)		3,531,900	7,613,362
Whitbread PLC#(1)		7,142	121,120
William Morrison Supermarkets PLC(1)		345,270	1,557,971
Wolseley PLC†(1)		28,836	674,348
Xstrata PLC†(1)		120,748	1,598,644

			163,179,832

United States - 0.1%

Synthes, Inc.(1)		8,178	958,424

Total Common Stock (cost $839,526,015)			790,774,905

EXCHANGE TRADED FUNDS - 3.4%
United States - 3.4%

iShares MSCI Japan Index Fund		993,500	10,153,570
iShares MSCI Pacific ex-Japan Index Fund		55,000	2,032,250
Vanguard International Equity Index European		359,820	17,023,084

			29,208,904

Total Exchange Traded Funds (cost $25,848,961)
PREFERRED STOCK - 0.7%
Germany - 0.7%

Bayerische Motoren Werke AG(1)		2,140	64,311
Fresenius SE(1)		3,303	186,609
Henkel AG & Co KGaA#(1)		7,304	288,719
RWE AG(1)		38,444	3,132,410
Volkswagen AG(1)		19,924	1,870,246

Total Preferred Stock (cost $4,556,553)			5,542,295

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%

National Grid Gas Holdings PLC Bonds 2.37% due 12/14/09(5)	GBP	5,000	8,137
National Grid Gas Holdings PLC Bonds 4.19% due 12/14/22	GBP	5,000	11,989
National Grid Gas Holdings PLC Bonds 7.00% due 12/16/24	GBP	5,000	9,449

Total Foreign Corporate Bonds & Notes (cost $23,270)			29,575

RIGHTS - 0.0%
Australia - 0.0%

Amcor Ltd. Expires 09/10/09		34,718	43,135
Bendigo & Adelaide Bank Expires 09/04/09		2,287	2,996

			46,131

Belgium - 0.0%

Fortis† Expires 07/01/14		124,598	0

Japan - 0.0%

Dowa Mining Co., Ltd. Expires 01/29/10		14,000	3,942

Total Rights (cost $0)			50,073

WARRANTS - 0.0%
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price $12.30) (cost $0)	53,999	5,357

Total Long-Term Investment Securities (cost $869,954,799)		825,611,109

SHORT-TERM INVESTMENT SECURITIES - 13.1%
Collective Investment Pool - 12.7%
Securities Lending Quality Trust(6)(9)	108,988,423	107,696,520

Time Deposits - 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/09	$2,029,000	2,029,000

U.S. Government Treasuries - 0.2%
United States Treasury Bills
0.12% due 09/03/09@	350,000	349,998
0.14% due 10/08/09@	200,000	199,972
0.16% due 10/08/09@	1,350,000	1,349,778

		1,899,748

Total Short-Term Investment Securities (cost $112,917,171)		111,625,268

REPURCHASE AGREEMENT - 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/01/09 in the amount of $9,980,003 and collateralized by $9,700,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $10,281,030 (cost $9,980,000)	9,980,000	9,980,000

TOTAL INVESTMENTS - (cost $992,851,970)(7)	111.4%	947,216,377
Liabilities in excess of other assets	(11.4)	(96,694,674)

NET ASSETS -	100.0%	$850,521,703

#	The security or a portion thereof is out on loan.
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $796,192,727 representing 93.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(3)	Illiquid security. At August 31, 2009, the aggregate value of these securities was $163 representing 0% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2009, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC	04/02/01	10,000	$56,191	$163	$0.02	0.00%
Yamaichi Securities Co., Ltd.	08/04/93	6,000	$478,650	0	0.00	0.00%

				$163		0.00%

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2009.
(6)	The security is purchased with the cash collateral received from securities loaned.
(7)	See Note 5 for cost of investments on a tax basis.
(8)	Denominated in United States Dollars unless otherwise indicated.
(9)	At August 31, 2009, the Fund had loaned securities with a total value of $103,788,406. This was secured by collateral of $108,988,423, which was received in cash and subsequently invested in short-term investments currently valued at $107,696,520 as reported in the Portfolio of Investments. The remaining collateral of $482,752 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	0.01%	12/10/09 to 06/10/10
United States Treasury Notes	1.13% to 4.50%	10/31/09 to 01/15/12
United States Treasury Bonds	3.50% to 7.50%	11/15/24 to 02/15/39

ADR - American Depository Receipt

CDI - Chess Depository Interest

FDR - Fiduciary Depository Receipt

PPS - Price Protected Shares

RNC - Risparmio Non-Convertible Savings Shares

Risparmio Shares

SDR - Swedish Depository Receipt

VVPR - Reduced Tax Rate Shares

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of August 31, 2009	Unrealized Appreciation (Depreciation)
7	Long	MSCI Singapore Index	September 2009	$308,563	$304,191	$(4,372)
3	Long	Hang Seng Index	September 2009	399,516	379,775	(19,741)
24	Long	OMXS 30 Index	September 2009	294,837	305,890	11,053
1	Long	IBEX 35 Index	September 2009	152,551	163,099	10,548
4	Long	CAC 40 10 Euro Index	September 2009	196,293	209,869	13,576
3	Long	Amsterdam Index	September 2009	243,249	255,476	12,227
8	Long	FTSE 100 Index	September 2009	561,529	641,254	79,725
2	Long	DAX Index	September 2009	351,707	392,428	40,721
1	Long	FTSE/MIB Index	September 2009	140,927	161,162	20,235
479	Long	MSCI Pan Euro Index	September 2009	9,666,283	10,913,367	1,247,084
14	Long	SPI 200 Index	September 2009	1,169,109	1,319,638	150,529
3	Long	Nikkei 225 Index	September 2009	149,343	156,975	7,632
36	Long	Topix Index	September 2009	3,559,070	3,732,699	173,629

						$1,742,846

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Australia	$—	$67,247,986	(b)	$0	$67,247,986
France		74,700,698	(b)	—	74,700,698
Germany	—	59,738,792	(b)	—	59,738,792
Japan	—	166,981,872	(b)	0	166,981,872
Switzerland	—	60,159,075	(b)	—	60,159,075
United Kingdom	—	163,179,832	(b)	163	163,179,995
Other Countries(a)	43,030	198,713,766	(b)	9,691	198,766,487
Exchange Traded Funds	29,208,904			—	29,208,904
Preferred Stock	—	5,542,295	(b)	—	5,542,295
Foreign Corporate Bonds & Notes	—	29,575		—	29,575
Rights	2,996	47,077		—	50,073
Warrants	5,357	—		—	5,357
Short-Term Investment Securities:
Collective Investment Pool	—	107,696,520		—	107,696,520
Time Deposit	—	2,029,000		—	2,029,000
U.S. Government Treasuries	—	1,899,748		—	1,899,748
Repurchase Agreement	—	9,980,000		—	9,980,000
Other Financial Instruments:(c)
Futures Contracts - Appreciation	1,766,959	—		—	1,766,959
Futures Contracts - Depreciation	(24,113)	—		—	(24,113)

Total	$31,003,133	$917,946,236		$9,854	$948,959,223

(a)    Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

(b)    Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)

(c)    Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock - Australia	Common Stock - United Kingdom		Common Stock - Japan	Common Stock - Other Countries

Balance as of 5/31/2009	$—	$162		$0	$9,557

Accrued discounts/premiums	—	—		—	—

Realized gain(loss)	—	—		—	—

Change in unrealized appreciation (depreciation)	—	1		—	134

Net purchases(sales)	0	—		—	—

Transfers in and/or out of Level 3	—	—		—	—

Balance as of 8/31/2009	$0	$163		$0	$9,691

Currency Legend

GBP - British Pound

Industry Allocation*
Collective Investment Pool	12.7%
Banks-Commercial	9.3
Diversified Banking Institutions	6.9
Oil Companies-Integrated	6.1
Medical-Drugs	5.8
Telephone-Integrated	4.0
Electric-Integrated	3.9
Index Fund	3.4
Food-Misc.	3.1
Auto-Cars/Light Trucks	2.9
Diversified Minerals	2.7
Chemicals-Diversified	2.3
Food-Retail	2.1
Insurance-Multi-line	2.0
Electronic Components-Misc.	1.2
Repurchase Agreements	1.2
Real Estate Investment Trusts	1.1
Cellular Telecom	1.1
Real Estate Operations & Development	1.1
Import/Export	1.0
Insurance-Property/Casualty	1.0
Brewery	1.0
Steel-Producers	0.9
Auto/Truck Parts & Equipment-Original	0.9
Metal-Diversified	0.9
Insurance-Life/Health	0.8
Diversified Manufacturing Operations	0.8
Diversified Operations	0.7
Audio/Video Products	0.7
Medical Products	0.7
Oil Companies-Exploration & Production	0.7
Insurance-Reinsurance	0.7
Wireless Equipment	0.6
Tobacco	0.6
Retail-Apparel/Shoe	0.6
Multimedia	0.6
Finance-Investment Banker/Broker	0.6
Office Automation & Equipment	0.6
Transport-Rail	0.5
Building-Heavy Construction	0.5
Machinery-General Industrial	0.5
Gas-Distribution	0.5
Industrial Gases	0.5
Semiconductor Equipment	0.5
Transport-Marine	0.5
Aerospace/Defense	0.5
Building Products-Cement	0.5
Retail-Misc./Diversified	0.4
Building & Construction-Misc.	0.4
Telecom Services	0.4
Enterprise Software/Service	0.4
Oil Refining & Marketing	0.4
Investment Companies	0.4
Public Thoroughfares	0.4
Finance-Other Services	0.4
Transport-Services	0.4
Engineering/R&D Services	0.4
Retail-Major Department Stores	0.4
Electric Products-Misc.	0.4
Retail-Jewelry	0.3
Soap & Cleaning Preparation	0.3
Cosmetics & Toiletries	0.3
Computer Services	0.3
Power Converter/Supply Equipment	0.3
Building & Construction Products-Misc.	0.3
Rubber-Tires	0.3
Agricultural Chemicals	0.3
Paper & Related Products	0.3
Apparel Manufacturers	0.3
Beverages-Wine/Spirits	0.3
Metal Processors & Fabrication	0.3
Human Resources	0.3
Textile-Products	0.2
Time Deposits	0.2
Machinery-Farming	0.2
U.S. Government Treasuries	0.2
Athletic Footwear	0.2
Circuit Boards	0.2
Machinery-Construction & Mining	0.2
Airlines	0.2
Real Estate Management/Services	0.2
Oil-Field Services	0.2
Medical-Biomedical/Gene	0.2
Distribution/Wholesale	0.2
Photo Equipment & Supplies	0.2
Machinery-Electrical	0.2
Toys	0.2
Filtration/Separation Products	0.2
Electronic Components-Semiconductors	0.2
Metal-Copper	0.2
Diversified Operations/Commercial Services	0.2
Electric-Transmission	0.2
Aerospace/Defense-Equipment	0.2
Television	0.2
Machinery-Material Handling	0.2
Gold Mining	0.2
Gambling (Non-Hotel)	0.2
Water	0.2
Telecommunication Equipment	0.2
Investment Management/Advisor Services	0.2
Building Products-Air & Heating	0.1
Steel-Specialty	0.1
Food-Dairy Products	0.1
Steel Pipe & Tube	0.1
Rubber & Vinyl	0.1
Sugar	0.1
Computers-Integrated Systems	0.1
Advertising Services	0.1
Computers-Memory Devices	0.1
Dialysis Centers	0.1
Applications Software	0.1
Hotels/Motels	0.1
Non-Ferrous Metals	0.1
Beverages-Non-alcoholic	0.1
Security Services	0.1
Commercial Services	0.1
Web Portals/ISP	0.1
Computers-Periphery Equipment	0.1
Industrial Automated/Robotic	0.1
Travel Services	0.1
Food-Catering	0.1
Electronic Measurement Instruments	0.1
Building-Residential/Commercial	0.1
Retail-Home Furnishings	0.1
Printing-Commercial	0.1
Satellite Telecom	0.1
Medical-Wholesale Drug Distribution	0.1
Mining	0.1
Retail-Consumer Electronics	0.1
Seismic Data Collection	0.1
Transport-Truck	0.1
Food-Wholesale/Distribution	0.1
Chemicals-Specialty	0.1
Publishing-Newspapers	0.1
Publishing-Books	0.1

Venture Capital	0.1
Building Products-Doors & Windows	0.1
Electric-Distribution	0.1
Retail-Building Products	0.1
Optical Supplies	0.1
Agricultural Operations	0.1
Food-Confectionery	0.1
Platinum	0.1
Machine Tools & Related Products	0.1
Cable/Satellite TV	0.1
Cruise Lines	0.1
Energy-Alternate Sources	0.1
Commercial Services-Finance	0.1
Metal-Aluminum	0.1
Airport Development/Maintenance	0.1
Finance-Leasing Companies	0.1
Metal-Iron	0.1
Containers-Paper/Plastic	0.1

111.4%

*	Calculated as a percentage of net assets

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description		Principal Amount(3)	Market Value (Note 1)
CORPORATE BONDS & NOTES - 11.5%
Bermuda - 0.1%

BW Group, Ltd. Notes 6.63% due 06/28/17		$150,000	$130,500

Brazil - 0.1%

Telemar Norte Leste SA Senior Notes 9.50% due 04/23/19*		100,000	117,743

Canada - 0.4%

Royal Bank of Canada Notes 5.75% due 07/25/11	EUR	350,000	536,175

Cayman Islands - 0.3%

CCL Finance, Ltd. Company Guar. Notes 9.50% due 08/15/14*		270,000	278,100
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*		210,000	241,215

			519,315

Colombia - 0.4%

Ecopetrol SA Notes 7.63% due 07/23/19*		265,000	282,570
Empresas Publicas de Medellin E.S.P. Senior Notes 7.63% due 07/29/19*		255,000	270,300

			552,870

France - 0.4%

Dexia Credit Local Government Guar. Notes 2.38% due 09/23/11*		550,000	553,168

Germany - 1.0%

Bayerische Landesbank Government Guar. Notes 2.75% due 01/23/12	EUR	400,000	586,393
HSH Nordbank AG Government Guar. Notes 2.00% due 05/11/11	EUR	350,000	505,067
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/19		350,000	377,794

			1,469,254

Ireland - 0.2%

Anglo Irish Bank Corp. PLC Government Guar. Notes 3.63% due 09/09/10	EUR	250,000	360,890

Jersey - 0.1%

Atlantic Finance Ltd. Notes 8.75% due 05/27/14*		150,000	148,492

Luxembourg - 0.4%

European Investment Bank Senior Notes 3.50% due 04/15/16	EUR	400,000	581,390

Malaysia - 0.2%

Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/19*		350,000	348,355

Mexico - 0.3%

Alestra SA Senior Notes 11.75% due 08/11/14*		135,000	143,876
Grupo Petrotemex SA de CV Senior Notes 9.50% due 08/19/14*		270,000	278,775

			422,651

Netherlands - 0.7%

Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		700,000	725,003
KazMunaiGaz Finance Sub BV Company Guar. Notes 11.75% due 01/23/15*		300,000	324,375

			1,049,378

New Zealand - 1.0%

ANZ National (International) Ltd. Government Guar. Notes 3.25% due 04/02/12*		700,000	722,765
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/14*		800,000	802,852

			1,525,617

Portugal - 0.3%

BANIF SGPS SA Government Guar. Notes 3.25% due 05/08/12	EUR	350,000	507,139

Qatar - 0.1%

Q-Tel International Finance, Ltd. Company Guar. Notes 6.50% due 06/10/14*		175,000	189,624

Singapore - 0.6%

PSA International Pte, Ltd. Senior Bonds 5.75% due 06/29/11*		860,000	914,729

South Korea - 0.4%

Korea Gas Corp. Senior Notes 6.00% due 07/15/14*		200,000	209,234
Woori Bank Notes 7.00% due 02/02/15*		340,000	359,348

			568,582

Spain - 0.4%

CEAMI Guaranteed I Government Guar. Notes 3.13% due 06/22/12	EUR	400,000	582,156

Trinidad and Tobago - 0.3%

Petroleum Co. of Trinidad & Tobago, Ltd. Senior Notes 9.75% due 08/14/19*		350,000	380,188

United Arab Emirates - 0.2%

DP World, Ltd. Notes 6.85% due 07/02/37		450,000	347,625

United Kingdom - 1.4%

Allied Domecq Financial Services PLC Company Guar. Notes 6.63% due 04/18/11	GBP	150,000	252,713
Barclays Bank PLC Notes 5.75% due 03/08/11	EUR	350,000	521,187

Barclays Bank PLC Senior Notes 5.75% due 08/17/21	GBP	330,000	549,394
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*		700,000	709,989

			2,033,283

United States - 2.2%

American Express Credit Corp Senior Notes 1.65% due 11/01/11	JPY	50,000,000	504,161
Colgate-Palmolive Co. Senior Notes 3.15% due 08/05/15		300,000	305,602
Northrop Grumman Corp. Senior Notes 5.05% due 08/01/19		300,000	309,711
Procter & Gamble Co. Senior Notes 2.00% due 06/21/10	JPY	200,000,000	2,161,788

			3,281,262

Total Corporate Bonds & Notes (cost $15,793,038)			17,120,386

GOVERNMENT AGENCIES - 70.3%
Argentina - 0.7%

Republic of Argentina Notes 2.50% due 12/31/38(1)		1,497,134	407,969
Republic of Argentina Bonds 5.77% due 12/31/33		1,081,489	627,264

			1,035,233

Belgium - 0.9%

Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	945,000	1,408,738

Brazil - 6.2%

Banco Nacional de Desenvolvimento Economico e Social Notes 6.50% due 06/10/19*		120,000	125,100
Federal Republic of Brazil Notes 5.88% due 01/15/19		680,000	702,100
Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,030,000	1,076,350
Federal Republic of Brazil Bonds 7.13% due 01/20/37		330,000	364,650
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,208,889	1,375,111
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,010,000	1,247,350
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,020,000	1,279,080
Federal Republic of Brazil Bonds 8.88% due 10/14/19		740,000	922,410
Federal Republic of Brazil Notes 11.00% due 08/17/40		1,204,000	1,582,658
Federal Republic of Brazil Bonds 12.50% due 01/05/22	BRL	850,000	500,610

			9,175,419

Canada - 1.5%

Government of Canada Notes 1.00% due 09/01/11	CAD	1,000,000	908,381
Government of Canada Bonds 5.00% due 06/01/37	CAD	500,000	541,676
Government of Canada Bonds 5.25% due 06/01/13	CAD	805,000	814,714

			2,264,771

Colombia - 1.5%

Republic of Colombia Notes 7.38% due 01/27/17		530,000	582,470
Republic of Colombia Notes 7.38% due 03/18/19		464,000	506,688
Republic of Colombia Bonds 7.38% due 09/18/37		840,000	877,800
Republic of Columbia Bonds 8.13% due 05/21/24		260,000	292,500

			2,259,458

Denmark - 0.5%

Kingdom of Denmark Bonds 3.13% due 03/17/14	EUR	520,000	758,674

Finland - 0.8%

Government of Finland Notes 3.13% due 09/15/14	EUR	500,000	731,781
Government of Finland Bonds 4.38% due 07/04/19	EUR	320,000	487,983

			1,219,764

France - 2.6%

Government of France Bonds 3.00% due 10/25/15	EUR	325,000	469,759

Government of France Bonds 4.00% due 04/25/18	EUR	1,500,000	2,254,779
Government of France Bonds 4.75% due 04/25/35	EUR	700,000	1,102,727
Government of France Bonds 5.50% due 04/25/29	EUR	347	590

			3,827,855

Georgia - 0.8%

Republic of Georgia Bonds 7.50% due 04/15/13		1,200,000	1,125,000

Germany - 9.5%

Federal Republic of Germany Bonds 2.25% due 04/11/14	EUR	1,633,000	2,328,894
Federal Republic of Germany Bonds 3.25% due 07/04/15	EUR	1,995,000	2,951,294
Federal Republic of Germany Bonds 3.50% due 07/04/19	EUR	200,000	292,641
Federal Republic of Germany Bonds 3.75% due 07/04/13	EUR	140,000	211,907
Federal Republic of Germany Bonds 3.75% due 01/04/15	EUR	475,000	720,503
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	1,950,000	2,938,062
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	605,000	866,616
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	660,000	993,428
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	600,000	1,032,501
Federal Republic of Germany Bonds 5.63% due 01/04/28	EUR	160,000	277,504
Federal Republic of Germany Bonds 7.50% due 01/04/24	EUR	800,000	1,465,941

			14,079,291

Greece - 0.5%

Republic of Greece Bonds 4.00% due 08/20/13	EUR	300,000	445,636
Republic of Greece Bonds 4.30% due 03/20/12	EUR	100,000	149,703
Republic of Greece Bonds 6.00% due 07/19/19	EUR	130,000	208,255

			803,594

Indonesia - 1.1%

Perusahaan Penerbit SBSN Notes 8.80% due 04/23/14*		180,000	202,500
Republic of Indonesia Bonds 6.63% due 02/17/37		660,000	610,585
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		670,000	753,750

			1,566,835

Japan - 17.3%

Government of Japan Bonds 0.80% due 03/20/13	JPY	580,000,000	6,315,374
Government of Japan Bonds 1.10% due 03/20/11	JPY	223,000,000	2,429,375
Government of Japan Bonds 1.30% due 06/20/12	JPY	370,000,000	4,084,072
Government of Japan Bonds 1.40% due 12/20/14	JPY	150,000,000	1,671,511
Government of Japan Bonds 1.40% due 12/20/15	JPY	17,850,000	198,903
Government of Japan Bonds 1.50% due 12/20/11	JPY	48,000,000	530,352
Government of Japan Bonds 1.70% due 09/20/17	JPY	128,000,000	1,444,993
Government of Japan Bonds 1.90% due 12/20/10	JPY	46,500,000	510,735
Government of Japan Bonds 2.00% due 03/20/25	JPY	485,700,000	5,258,406
Government of Japan Bonds 2.10% due 03/20/27	JPY	300,000,000	3,274,714

			25,718,435

Mexico - 3.5%

United Mexican States Notes 5.63% due 01/15/17		1,000,000	1,012,500
United Mexican States Notes 5.95% due 03/19/19		1,526,000	1,550,416
United Mexican States Notes 6.05% due 01/11/40		410,000	384,375

United Mexican States Notes 6.75% due 09/27/34		523,000	542,612
United Mexican States Bonds 7.50% due 04/08/33		440,000	495,550
United Mexican States Notes 8.13% due 12/30/19		440,000	524,480
United Mexican States Bonds 8.30% due 08/15/31		530,000	646,600

			5,156,533

Netherlands - 0.8%

Government of the Netherlands Bonds 4.00% due 07/15/18	EUR	750,000	1,119,874

Norway - 0.1%

Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	1,200,000	202,480

Panama - 0.6%

Republic of Panama Bonds 6.70% due 01/26/36		700,000	712,250
Republic of Panama Notes 7.25% due 03/15/15		166,000	184,094

			896,344

Peru - 0.9%

Republic of Peru Bonds 6.55% due 03/14/37		95,000	94,525
Republic of Peru Notes 7.35% due 07/21/25		821,000	894,890
Republic of Peru Bonds 8.75% due 11/21/33		280,000	345,100

			1,334,515

Philippines - 3.0%

Republic of the Philippines Bonds 6.50% due 01/20/20		525,000	536,156
Republic of Philippines Bonds 7.75% due 01/14/31		560,000	611,100
Republic of Philippines Bonds 8.38% due 06/17/19		1,320,000	1,542,750
Republic of Philippines Senior Notes 9.50% due 02/02/30		640,000	819,200
Republic of Philippines Notes 10.63% due 03/16/25		750,000	1,015,313

			4,524,519

Poland - 0.9%

Republic of Poland Bonds 4.25% due 05/24/11	PLN	1,825,000	631,114
Republic of Poland Bonds 6.38% due 07/15/19		634,000	680,201

			1,311,315

Russia - 4.2%

Russian Federation Senior Bonds 7.50% due 03/31/30(1)		5,620,800	5,761,320
Russian Federation Notes 12.75% due 06/24/28		370,000	551,707

			6,313,027

South Africa - 0.3%

Republic of South Africa Bonds 6.88% due 05/27/19		350,000	375,813

South Korea - 0.7%

Republic of South Korea Bonds 7.13% due 04/16/19		890,000	1,006,011

Spain - 1.8%

Kingdom of Spain Bonds 3.15% due 01/31/16	EUR	1,010,000	1,451,063
Kingdom of Spain Bonds 4.30% due 10/31/19	EUR	500,000	748,489
Kingdom of Spain Bonds 4.60% due 07/30/19	EUR	350,000	536,690

			2,736,242

Sweden - 0.2%

Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	2,260,000	343,757

Switzerland - 0.4%

Government of Switzerland Bonds 4.25% due 01/06/14	CHF	500,000	534,205

Turkey - 3.1%

Republic of Turkey Notes 6.88% due 03/17/36		595,000	570,456

Republic of Turkey Bonds 7.00% due 09/26/16		500,000	528,750
Republic of Turkey Notes 7.00% due 06/05/20		950,000	986,813
Republic of Turkey Notes 7.38% due 02/05/25		700,000	737,625
Republic of Turkey Bonds 7.50% due 11/07/19		370,000	399,600
Republic of Turkey Notes 8.00% due 02/14/34		387,000	422,314
Republic of Turkey Senior Bonds 11.88% due 01/15/30		610,000	951,600

			4,597,158

United Arab Emirates - 0.2%

Emirate of Abu Dhabi Notes 6.75% due 04/08/19*		270,000	297,407

United Kingdom - 2.1%

Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15		190,000	133,969
Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	1,415,000	2,350,083
Government of United Kingdom Bonds 5.00% due 09/07/14	GBP	310,000	561,389

			3,045,441

United States - 0.5%

Federal National Mtg. Assoc. 2.00% due 03/02/11		800,000	803,525

Uruguay - 0.8%

Republic of Uruguay Notes 7.63% due 03/21/36		414,000	423,315
Republic of Uruguay Bonds 8.00% due 11/18/22		720,000	774,000

			1,197,315

Venezuela - 2.3%

Republic of Venezuela Bonds 5.75% due 02/26/16		430,000	294,550
Republic of Venezuela Bonds 7.65% due 04/21/25		450,000	267,750
Republic of Venezuela Notes 8.50% due 10/08/14		480,000	403,200
Republic of Venezuela Bonds 9.00% due 05/07/23		600,000	402,000
Republic of Venezuela Bonds 9.25% due 09/15/27		1,750,000	1,281,875
Republic of Venezuela Bonds 9.25% due 05/07/28		650,000	445,250
Republic of Venezuela Bonds 9.38% due 01/13/34		390,000	265,200

			3,359,825

Total Government Agencies (cost $97,918,614)			104,398,373

GOVERNMENT TREASURIES - 13.4%
Australia - 0.3%

New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	475,000	408,623

Italy - 3.2%

Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 12/15/13	EUR	255,000	378,281
Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 08/01/16	EUR	405,000	594,705
Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 08/01/21	EUR	295,000	406,672
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 09/01/19	EUR	1,300,000	1,898,157
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 03/01/25	EUR	275,000	413,590
Italy Buoni Poliennali Del Tesoro Bonds 9.00% due 11/01/23	EUR	532,912	1,127,790

			4,819,195

United Kingdom - 0.9%

Government of United Kingdom Bonds 4.50% due 03/07/13	GBP	180,000	315,202
Government of United Kingdom Bonds 4.50% due 03/07/19	GBP	150,000	262,568
Government of United Kingdom Bonds 5.75% due 12/07/09	GBP	250	413

Government of United Kingdom Bonds 8.00% due 06/07/21	GBP	328,000	756,366

			1,334,549

United States - 9.0%

United States Treasury Bonds
1.75% due 01/15/28		514,650	479,751
5.38% due 02/15/31		700,000	818,891
5.50% due 08/15/28		1,250,000	1,471,485
7.88% due 02/15/21		400,000	549,750
United States Treasury Notes
1.13% due 06/30/11		1,500,000	1,506,679
1.50% due 07/15/12		1,400,000	1,402,734
2.63% due 06/30/14		3,050,000	3,089,793
3.13% due 05/15/19		800,000	781,000
3.25% due 06/30/16		1,800,000	1,830,375
3.63% due 08/15/19		700,000	713,125
4.50% due 11/15/15		700,000	768,141

			13,411,724

Total Government Treasuries (cost $19,397,061)			19,974,091

Total Long-Term Investment Securities (cost $133,108,713)			141,492,850

REPURCHASE AGREEMENT - 2.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/01/09 in the amount of $4,149,001 and collateralized by $3,995,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $4,234,301 (cost $4,149,000)		4,149,000	4,149,000

TOTAL INVESTMENTS -
(cost $137,257,713)(2)		98.0%	145,641,850
Other assets less liabilities		2.0	2,915,415

NET ASSETS -		100.0%	$148,557,265

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2009, the aggregate value of these securities was $8,625,708 representing 5.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$17,120,386	$—	$17,120,386
Government Agencies	—	104,398,373	—	104,398,373
Government Treasuries	13,411,724	6,562,367	—	19,974,091
Repurchase Agreement	—	4,149,000	—	4,149,000

Total	$13,411,724	$132,230,126	$—	$145,641,850

Currency Legend

AUD - Australian Dollar

BRL - Brazillian Real

CAD - Canadian Dollar

CHF - Switzerland Franc

EUR - Euro Dollar

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

PLN - Polish Zloty

SEK - Swedish Krona

Industry Allocation*
Sovereign	74.2%
United States Treasury Notes	6.8
Banks-Commercial	4.7
Repurchase Agreements	2.8
United States Treasury Bonds	2.2
Cosmetics & Toiletries	1.7
SupraNational	0.7
Transport-Marine	0.7
Oil Companies-Integrated	0.7
Banks-Special Purpose	0.6
Federal National Mtg. Assoc.	0.5
Special Purpose Entities	0.4
Finance-Credit Card	0.3
Warehousing & Harbor Transportation Services	0.2
Oil Companies-Exploration & Production	0.2
Aerospace/Defense	0.2
Telephone-Integrated	0.2
Electric-Integrated	0.2
Beverages-Wine/Spirits	0.2
Diversified Operations	0.2
Gas-Distribution	0.1
Real Estate Operations & Development	0.1
Telecom Services	0.1

98.0%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.6%
Australia - 3.5%

BHP Billiton, Ltd.#(1)	230,110	$7,185,880
Cochlear, Ltd.#(1)	30,620	1,454,035
Commonwealth Bank of Australia(1)	48,960	1,902,016
CSL, Ltd.(1)	89,854	2,442,222
QBE Insurance Group, Ltd.#(1)	92,799	1,793,313
Wesfarmers, Ltd.(1)	78,284	1,661,455
Woolworths, Ltd.(1)	27,068	640,930

		17,079,851

Austria - 0.2%

Erste Group Bank AG#(1)	19,860	847,292

Belgium - 1.2%

Anheuser-Busch InBev NV(1)	138,490	5,982,253

Bermuda - 1.3%

Esprit Holdings, Ltd.(1)	140,100	850,575
Li & Fung, Ltd.#(1)	1,183,400	3,947,214
Seadrill, Ltd.†#(1)	82,400	1,474,900

		6,272,689

Brazil - 1.4%

Companhia Brasileira de Meios de Pagamento	137,625	1,200,485
Companhia Vale do Rio Doce, Class A	263,100	4,592,768
Petroleo Brasileiro SA ADR	27,670	1,096,839

		6,890,092

Canada - 2.4%

Canadian National Railway Co. (New York)	55,240	2,666,435
Canadian National Railway Co. (Toronto)	56,040	2,708,963
Canadian Natural Resources, Ltd.	18,284	1,047,353
EnCana Corp. (Toronto)#	16,795	875,380
EnCana Corp. (New York)	14,848	771,948
Research In Motion, Ltd.†	30,770	2,248,056
Suncor Energy, Inc.	42,663	1,305,123

		11,623,258

Cayman Islands - 1.1%

Baidu, Inc. ADR†	730	240,944
China Resources Land, Ltd.#(1)	12,000	25,164
Ctrip.com International, Ltd. ADR†	22,090	1,081,085
Melco Crown Entertainment, Ltd. ADR†	111,940	686,192
NetEase.com, Inc. ADR†	17,218	722,984
Tencent Holdings, Ltd.(1)	163,000	2,430,536

		5,186,905

China - 0.2%

Industrial & Commercial Bank of China(1)	1,332,000	908,739

Czech Republic - 0.4%

CEZ AS(1)	34,220	1,788,381

Denmark - 1.3%

Novo Nordisk A/S, Class B#(1)	77,143	4,714,387
Vestas Wind Systems A/S†#(1)	26,375	1,894,370

		6,608,757

Finland - 0.4%

Kone Oyj, Class B(1)	43,970	1,532,027
Nokia OYJ(1)	46,878	656,903

		2,188,930

France - 10.0%

Air Liquide SA#(1)	34,741	3,717,461
AXA SA(1)	182,265	4,167,106
BNP Paribas#(1)	73,933	5,966,519
Cap Gemini SA(1)	13,016	631,153
Carrefour SA(1)	23,890	1,127,517
Compagnie Generale des Etablissements Michelin, Class B(1)	18,250	1,377,016
GDF Suez#(1)	94,250	3,979,992
Groupe Danone SA#(1)	61,028	3,321,799
Legrand SA#(1)	85,790	2,108,397
LVMH Moet Hennessy Louis Vuitton SA(1)	63,070	6,046,216
Pernod Ricard SA#(1)	27,302	2,129,162
Publicis Groupe#(1)	31,970	1,178,787
Schneider Electric SA(1)	44,620	4,130,271
Societe Television Francaise 1#(1)	22,970	372,944
Suez Environnement SA(1)	17,585	362,314
Total SA#(1)	125,704	7,226,903
Vivendi(1)	46,227	1,318,714

		49,162,271

Germany - 6.6%

Allianz SE(1)	13,130	1,518,452
BASF SE(1)	56,510	2,955,160
Bayer AG(1)	104,633	6,433,674
Beiersdorf AG#(1)	24,700	1,255,377
Daimler AG#(1)	20,360	920,511
Deutsche Boerse AG(1)	42,669	3,257,618
E.ON AG(1)	28,504	1,207,896
Fresenius Medical Care AG#(1)	34,716	1,561,176
Linde AG(1)	42,370	4,268,508
Merck KGaA(1)	43,690	3,966,217
Muenchener Rueckversicherungs AG(1)	12,130	1,809,512
Puma AG Rudolf Dassler Sport(1)	5,901	1,673,845
SAP AG(1)	36,606	1,788,377

		32,616,323

Greece - 0.9%

National Bank of Greece SA†(1)	146,811	4,622,932

Hong Kong - 0.5%

CNOOC, Ltd.(1)	572,000	743,389
Hutchison Whampoa, Ltd.(1)	259,000	1,821,323

		2,564,712

India - 0.9%

Infosys Technologies, Ltd. ADR	98,358	4,252,016

Indonesia - 0.2%

Bank Rakyat Indonesia(1)	1,127,000	848,988

Ireland - 0.7%

Anglo Irish Bank Corp. PLC†(2)	58,907	18,326
CRH PLC(1)	85,767	2,207,547

Ryanair Holdings PLC ADR†	48,852	1,338,056

		3,563,929

Israel - 1.1%

Teva Pharmaceutical Industries, Ltd. ADR	101,058	5,204,487

Italy - 3.3%

ENI SpA(1)	217,408	5,161,198
Finmeccanica SpA(1)	138,488	2,216,372
Intesa Sanpaolo SpA†(1)	244,905	1,062,618
Luxottica Group SpA†(1)	36,410	884,585
Saipem SpA(1)	153,233	4,113,455
UniCredit SpA†(1)	804,310	2,928,628

		16,366,856

Japan - 11.9%

Aeon Credit Service Co., Ltd.#(1)	69,300	779,083
Aisin Seiki Co., Ltd.(1)	22,900	569,954
Asahi Glass Co., Ltd.(1)	120,000	1,037,571
Benesse Corp.(1)	24,000	1,178,274
Canon, Inc.(1)	68,000	2,591,607
Daikin Industries, Ltd.(1)	19,100	669,132
Denso Corp.#(1)	32,200	929,864
Fanuc, Ltd.#(1)	32,200	2,613,267
Hirose Electric Co., Ltd.#(1)	7,100	873,058
Hitachi Construction Machinery Co., Ltd.#(1)	68,400	1,377,995
Honda Motor Co., Ltd.(1)	115,100	3,611,060
Hoya Corp.(1)	227,600	5,112,641
INPEX Corp.#(1)	324	2,628,269
Kao Corp.(1)	52,300	1,327,177
Keyence Corp.#(1)	5,900	1,240,086
Konica Minolta Holdings, Inc.(1)	36,000	339,985
Kubota Corp.#(1)	213,000	1,745,659
Kurita Water Industries, Ltd.#(1)	29,900	995,408
Lawson, Inc.#(1)	12,800	553,657
Mitsubishi Corp.(1)	106,000	2,114,518
Mitsubishi Electric Corp.(1)	142,000	1,049,754
Mitsubishi Estate Co., Ltd.(1)	33,000	543,633
Mitsubishi UFJ Financial Group, Inc.(1)	273,700	1,736,334
Murata Manufacturing Co., Ltd.(1)	35,200	1,656,392
NGK Insulators, Ltd.#(1)	49,000	1,144,121
Nidec Corp.#(1)	58,800	4,199,848
Nitori Co., Ltd.#(1)	32,350	2,501,290
ORIX Corp.#(1)	27,310	2,087,377
Rakuten, Inc.#(1)	4,480	2,706,466
Shin-Etsu Chemical Co., Ltd.(1)	21,000	1,235,951
SMC Corp.#(1)	13,400	1,555,582
Softbank Corp.#(1)	69,600	1,552,858
Sony Financial Holdings, Inc.(1)	82	248,936
Terumo Corp.(1)	13,200	691,404
The Japan Steel Works, Ltd.#(1)	153,000	1,891,408
Tokyo Electron, Ltd.(1)	10,500	566,539
Toyota Motor Corp.(1)	24,975	1,065,040

		58,721,198

Luxembourg - 0.5%

Millicom International Cellular SA†	34,245	2,416,327

Mexico - 1.1%

America Movil SAB de CV, Series L ADR	80,704	3,643,785
Grupo Modelo SA de CV, Series C†	114,200	416,804
Grupo Televisa SA ADR	78,520	1,372,530

		5,433,119

Netherlands - 3.8%

Akzo Nobel NV(1)	18,600	1,054,211
ASML Holding NV#(1)	95,515	2,626,092
Heineken Holding NV#(1)	23,341	827,386
Heineken NV#(1)	87,140	3,680,030
Koninklijke Ahold NV(1)	194,111	2,278,311
Koninklijke KPN NV(1)	148,415	2,282,485
TNT NV(1)	142,859	3,534,207
Unilever NV(1)	22,298	623,416
Wolters Kluwer NV(1)	103,320	2,049,085

		18,955,223

Norway - 0.1%

Petroleum Geo-Services ASA†(1)	69,420	554,269

Philippines - 0.4%

Philippine Long Distance Telephone Co.(1)	36,980	1,907,970

Singapore - 1.6%

Keppel Corp., Ltd.(1)	455,000	2,402,742
Singapore Technologies Engineering, Ltd.#(1)	557,000	1,000,240
Singapore Telecommunications, Ltd.(1)	684,950	1,491,481
United Overseas Bank, Ltd.(1)	239,000	2,766,676

		7,661,139

South Africa - 0.2%

MTN Group, Ltd.(1)	56,880	932,041

South Korea - 2.0%

Hyundai Mobis(1)	3,555	376,882
Hyundai Motor Co.(1)	28,420	2,410,223
POSCO(1)	6,200	2,277,248
Samsung Electronics Co., Ltd.(1)	5,080	3,127,279
Samsung Electronics Co., Ltd. GDR*(1)	5,543	1,689,702

		9,881,334

Spain - 2.3%

Banco Bilbao Vizcaya Argentaria SA(1)	66,180	1,180,534
Banco Santander SA(1)	351,435	5,420,590
Telefonica SA(1)	188,875	4,768,831

		11,369,955

Sweden - 0.8%

Atlas Copco AB, Class A(1)	107,050	1,352,034
Electrolux AB, Class B†(1)	65,780	1,369,018

Hennes & Mauritz AB, Class B#(1)	26,040	1,444,793

		4,165,845

Switzerland - 10.9%

ABB, Ltd.†(1)	79,140	1,525,825
Actelion, Ltd.†(1)	25,516	1,473,941
Adecco SA(1)	32,230	1,549,475
Compagnie Financiere Richemont SA(1)	51,435	1,406,447
Credit Suisse Group AG(1)	50,290	2,563,153
Givaudan SA(1)	3,505	2,522,652
Holcim, Ltd.†(1)	6,950	470,402
Julius Baer Holding AG(1)	82,913	4,231,899
Nestle SA(1)	287,962	11,968,609
Novartis AG(1)	73,476	3,411,793
Roche Holding AG(1)	81,576	12,980,622
SGS SA(1)	370	458,370
Sonova Holding AG#(1)	31,458	3,013,854
Swiss Reinsurance(1)	18,101	839,851
Syngenta AG(1)	18,106	4,258,710
UBS AG†(1)	44,783	828,076

		53,503,679

Taiwan - 1.3%

AU Optronics Corp. ADR(5)(6)	57,865	570,549
HON HAI Precision Industry Co., Ltd.(1)	95,000	317,593
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	807,269	1,447,304
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	282,420	3,021,894
Wistron Corp.(1)(5)	517,012	997,821

		6,355,161

Turkey - 0.6%

Akbank TAS(1)	159,460	917,752
Turkiye Garanti Bankasi AS(1)	616,980	2,292,181

		3,209,933

United Kingdom - 18.7%

Admiral Group PLC(1)	110,307	1,911,311
AMEC PLC(1)	80,200	979,909
Antofagasta PLC(1)	118,150	1,460,222
AstraZeneca PLC(1)	31,350	1,444,528
Autonomy Corp. PLC†(1)	56,137	1,180,525
BAE Systems PLC(1)	203,929	1,030,487
Barclays PLC†(1)	639,944	3,922,391
BG Group PLC(1)	306,333	5,053,492
BHP Billiton PLC	28,660	752,028
British American Tobacco PLC(1)	86,705	2,636,376
British Sky Broadcasting Group PLC(1)	214,300	1,897,151
Burberry Group PLC#(1)	133,510	1,044,991
Cadbury PLC(1)	158,727	1,496,523
Carnival PLC#(1)	47,040	1,437,130
Compass Group PLC(1)	595,987	3,169,110
Diageo PLC(1)	194,570	3,021,449
Experian PLC(1)	173,000	1,449,866
GlaxoSmithKline PLC(1)	121,879	2,385,911
Hays PLC(1)	161,400	271,638
HSBC Holdings PLC(Hong Kong)#(1)	320,238	3,405,931
HSBC Holdings PLC(Ch1-X)(1)	179,075	1,956,436
Imperial Tobacco Group PLC(1)	107,631	3,019,383
Informa PLC(1)	229,881	1,064,431
Intercontinental Hotels Group PLC(1)	67,920	842,327
International Power PLC(1)	408,830	1,864,843
Kingfisher PLC(1)	507,370	1,741,368
Ladbrokes PLC(1)	220,198	694,342
Man Group PLC, Class B(1)	142,340	616,690
Next PLC(1)	31,810	843,606
Reckitt Benckiser Group PLC(1)	208,441	9,654,338
Reed Elsevier PLC(1)	161,766	1,177,363
Rolls-Royce Group PLC†(1)	131,890	967,109
Royal Dutch Shell PLC, Class A(1)	79,240	2,193,779
Scottish and Southern Energy PLC(1)	91,699	1,666,438
Shire PLC(1)	157,509	2,611,071
Smith & Nephew PLC(1)	69,294	588,961
Smiths Group PLC(1)	97,823	1,270,502
Standard Chartered PLC(1)	124,848	2,833,740
Tesco PLC(1)	945,730	5,790,321
The Capita Group PLC(1)	168,674	1,865,234
Vodafone Group PLC(1)	1,753,785	3,780,458
William Hill PLC(1)	519,140	1,558,640
WPP PLC(1)	431,364	3,626,034

		92,178,383

United States - 0.8%

Autoliv, Inc.(New York)	22,090	708,426
Autoliv, Inc.(Stockholm)(1)	60	1,945
India Fund, Inc.	32,694	870,641
Synthes, Inc.(1)	19,820	2,322,814

		3,903,826

Total Common Stock
(cost $458,307,136)		465,729,063

PREFERRED STOCK - 0.4%
Brazil - 0.4%

Banco Itau Holding Financeira SA(5)	61,380	1,041,509
Petroleo Brasileiro SA ADR	32,843	1,090,388

(cost $1,588,063)		2,131,897

EXCHANGE TRADED FUNDS - 1.6%

iShares MSCI EAFE Index Fund	29,320	1,544,578
iShares MSCI Emerging Markets Index Fund	43,030	1,519,389
iShares MSCI Japan Index Fund	301,940	3,085,827

Nomura ETF - Nikkei 225 Exchange Traded Fund(1)	17,690	1,989,164

Total Exchange Traded Funds
(cost $7,597,972)		8,138,958

Total Long-Term Investment Securities
(cost $467,493,171)		475,999,918

SHORT-TERM INVESTMENT SECURITIES - 15.8%
Collective Investment Pool - 13.0%

Securities Lending Quality Trust(3)	64,536,092	63,771,109
Commercial Paper - 0.2%

Citigroup Funding, Inc.
0.18% due 09/01/09	$1,051,000	1,051,000
Time Deposits - 2.6%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/01/09	13,020,000	13,020,000

Total Short-Term Investment Securities
(cost $78,607,092)		77,842,109

Repurchase Agreement - 0.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/03/09 in the amount of $1,967,000 and collateralized by $1,895,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $2,008,511 (cost $1,967,000)	1,967,000	1,967,000

TOTAL INVESTMENTS
(cost $548,067,263)(4)	112.8%	555,809,027
Liabilities in excess of other assets	(12.8)	(63,242,305)

NET ASSETS	100.0%	$492,566,722

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2009, the aggregate value of these securities was $1,689,702 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $422,639,831 representing 85.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Illiquid security, At August 31, 2009, the aggregate value of these securities was $2,609,879 representing 0.5% of net assets.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2009, the International Growth I Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Market Value Per Share
AU Optronics Corp. ADR	03/03/09	$16,750	$203,621
	04/06/09	16,086	148,496
	04/07/09	22,764	204,619
	07/31/09	580	6,501
	08/12/09	1,685	—

		$57,865	$563,237	$570,549	$9.86	0.1%

ADR - American Depository Receipt

GDR - Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
France	$—	$49,162,271	(b)	$—	$49,162,271
Germany	—	32,616,323	(b)	—	32,616,323
Japan	—	58,721,198	(b)	—	58,721,198
Switzerland	—	53,503,679	(b)	—	53,503,679
United Kingdom	—	92,178,383	(b)	—	92,178,383
Other Countries(a)	45,060,070	134,468,813	(b)	18,326	179,547,209
Preferred Stock	2,131,897	—		—	2,131,897
Exchange Traded Funds	6,149,794	1,989,164	(b)	—	8,138,958
Short-Term Investment Securities:
Collective Investment Pool	—	63,771,109		—	63,771,109
Commercial Paper	—	1,051,000		—	1,051,000
Time Deposits	—	13,020,000		—	13,020,000
Repurchase Agreement		1,967,000			1,967,000

Total	$53,341,761	$502,448,940		$18,326	$555,809,027

(a)    Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

(b)    Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)

	Common Stock - Other Countries

Balance as of 5/31/2009	$18,071

Accrued discounts/premiums	—

Realized gain(loss)	—

Change in unrealized appreciation (depreciation)	255

Net purchases(sales)	—

Transfers in and/or out of Level 3	—

Balance as of 8/31/2009	$18,326

Industry Allocation*
Collective Investment Pool	12.9%
Banks-Commercial	7.0
Medical-Drugs	6.7
Oil Companies-Integrated	4.7
Diversified Banking Institutions	4.0
Food-Misc.	3.5
Time Deposits	2.6
Electronic Components-Misc.	2.6
Diversified Minerals	2.5
Chemicals-Diversified	2.4
Brewery	2.2
Cellular Telecom	2.2
Telephone-Integrated	2.1
Diversified Operations	2.1
Food-Retail	2.0
Soap & Cleaning Preparation	2.0
Electric-Integrated	1.8
Medical Products	1.6
Auto-Cars/Light Trucks	1.6
Industrial Gases	1.6
Oil Companies-Exploration & Production	1.2
Power Converter/Supply Equipment	1.2
Multimedia	1.2
Insurance-Multi-line	1.2
Tobacco	1.2
Oil-Field Services	1.1
Transport-Rail	1.1
Medical-Generic Drugs	1.1
Beverages-Wine/Spirits	1.0
Electronic Components-Semiconductors	1.0
Index Fund	0.9
Semiconductor Components-Integrated Circuits	0.9
Agricultural Chemicals	0.9
Applications Software	0.9
Aerospace/Defense	0.9
Distribution/Wholesale	0.8
E-Commerce/Services	0.8
Insurance-Property/Casualty	0.8
Human Resources	0.8
Transport-Services	0.7
Finance-Other Services	0.7
Computers	0.7
Semiconductor Equipment	0.7
Food-Catering	0.6
Electric Products-Misc.	0.6
Retail-Apparel/Shoe	0.6
Enterprise Software/Service	0.6
Machinery-Construction & Mining	0.6
Building Products-Cement	0.5
Commercial Services-Finance	0.5
Insurance-Reinsurance	0.5
Industrial Automated/Robotic	0.5
Office Automation & Equipment	0.5
Auto/Truck Parts & Equipment-Original	0.5
Cosmetics & Toiletries	0.5
Engineering/R&D Services	0.5
Chemicals-Specialty	0.5
Retail-Home Furnishings	0.5
Medical-Biomedical/Gene	0.5
Internet Application Software	0.5
Steel-Producers	0.5
Gambling (Non-Hotel)	0.5
Import/Export	0.4
Finance-Leasing Companies	0.4
Publishing-Periodicals	0.4
Index Fund-Large Cap	0.4
Repurchase Agreements	0.4
Cable/Satellite TV	0.4
Machinery-Material Handling	0.4
Electric-Generation	0.4
Machinery-Farming	0.4
Retail-Building Products	0.4
Athletic Footwear	0.3
Retail-Misc./Diversified	0.3
Dialysis Centers	0.3
Machinery-Electrical	0.3
Machinery-General Industrial	0.3
Equity Fund-Emerging Market	0.3
Telecom Services	0.3
Oil & Gas Drilling	0.3
Metal-Copper	0.3
Cruise Lines	0.3
Retail-Jewelry	0.3
Rubber-Tires	0.3
Broadcast Services/Program	0.3
Appliances	0.3
Airlines	0.3
Diversified Manufacturing Operations	0.3
Electronic Measurement Instruments	0.3
Advertising Services	0.2
Schools	0.2
Publishing-Books	0.2
Finance-Commercial	0.2
Apparel Manufacturers	0.2
Building Products-Doors & Windows	0.2
Water Treatment Systems	0.2
Optical Supplies	0.2
Electronic Connectors	0.2
Investment Management/Advisor Services	0.2
Hotels/Motels	0.2
Finance-Credit Card	0.2
Web Portals/ISP	0.1
Casino Hotels	0.1
Building Products-Air & Heating	0.1
Wireless Equipment	0.1
Computer Services	0.1
Investment Companies	0.1
Retail-Convenience Store	0.1
Real Estate Management/Services	0.1
Commercial Services	0.1
Television	0.1
Water	0.1
Photo Equipment & Supplies	0.1
Insurance-Life/Health	0.1
Internet Content-Information/News	0.1

112.8%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.9%
Advertising Agencies - 1.8%

Omnicom Group, Inc.	49,911	$1,812,768

Aerospace/Defense - 3.2%

Boeing Co.	38,429	1,908,768
Lockheed Martin Corp.	18,358	1,376,483

		3,285,251

Aerospace/Defense-Equipment - 0.8%

United Technologies Corp.	14,001	831,099

Applications Software - 1.7%

Microsoft Corp.	71,041	1,751,161

Banks-Fiduciary - 1.1%

State Street Corp.	21,368	1,121,393

Banks-Super Regional - 2.5%

Wells Fargo & Co.	91,916	2,529,528

Beverages-Non-alcoholic - 0.9%

PepsiCo, Inc.	16,731	948,146

Beverages-Wine/Spirits - 1.4%

Diageo PLC(4)	92,300	1,433,313

Commercial Services-Finance - 3.5%

Automatic Data Processing, Inc.	23,119	886,614
Visa, Inc., Class A	38,989	2,772,118

		3,658,732

Consumer Products-Misc. - 1.4%

Clorox Co.	25,290	1,494,386

Cosmetics & Toiletries - 2.3%

The Procter & Gamble Co.	44,574	2,411,899

Diversified Banking Institutions - 7.8%

Bank of America Corp.	122,582	2,156,217
JPMorgan Chase & Co.	72,938	3,169,886
The Goldman Sachs Group, Inc.	16,469	2,724,961

		8,051,064

Diversified Manufacturing Operations - 2.7%

General Electric Co.	202,405	2,813,429

E-Commerce/Products - 3.3%

Amazon.com, Inc.†	25,751	2,090,723
Blue Nile, Inc.†#	22,839	1,264,824

		3,355,547

Electronic Components-Semiconductors - 1.2%

Altera Corp.	62,659	1,203,679

Enterprise Software/Service - 2.9%

Oracle Corp.	136,818	2,992,210

Finance-Credit Card - 1.0%

American Express Co.	31,366	1,060,798

Food-Misc. - 1.9%

McCormick & Co., Inc.	61,173	1,992,405

Footwear & Related Apparel - 1.7%

Timberland Co., Class A†	132,624	1,718,807

Industrial Gases - 1.2%

Air Products & Chemicals, Inc.	16,036	1,203,181

Insurance-Life/Health - 3.7%

Prudential Financial, Inc.	74,685	3,777,567

Investment Companies - 0.2%

Apollo Global Management LLC Class A* (1)(5)	72,697	181,742

Investment Management/Advisor Services - 1.0%

T. Rowe Price Group, Inc.#	23,457	1,063,071

Medical Instruments - 1.5%

Medtronic, Inc.	39,972	1,530,928

Medical Products - 2.5%

Johnson & Johnson	42,388	2,561,931

Medical-Biomedical/Gene - 2.2%

Amgen, Inc.†	38,421	2,295,271

Medical-Drugs - 7.9%

Merck & Co., Inc.#	115,786	3,754,940
Novartis AG ADR	61,518	2,858,742
Pfizer, Inc.	94,286	1,574,576

		8,188,258

Multimedia - 1.9%

FactSet Research Systems, Inc.#	35,365	1,946,490

Networking Products - 3.2%

Cisco Systems, Inc.†	153,701	3,319,942

Oil Companies-Exploration & Production - 1.6%

Apache Corp.	19,492	1,655,845

Oil Companies-Integrated - 6.9%

Chevron Corp.	14,413	1,008,045
ConocoPhillips	53,608	2,413,968
Exxon Mobil Corp.	53,171	3,676,775

		7,098,788

Oil-Field Services - 1.8%

Schlumberger, Ltd.	16,405	921,961
Weatherford International, Ltd.†	48,356	964,702

		1,886,663

Retail-Building Products - 3.2%

Home Depot, Inc.	120,615	3,291,583

Retail-Drug Store - 2.4%

CVS Caremark Corp.	66,893	2,509,825

Telephone-Integrated - 2.4%

AT&T, Inc.	60,854	1,585,247
Verizon Communications, Inc.	27,200	844,288

		2,429,535

Television - 2.6%

CBS Corp., Class B	263,493	2,727,153

Tobacco - 2.1%

Philip Morris International, Inc.	46,661	2,132,874

Transport-Services - 1.9%

Expeditors International of Washington, Inc.	22,852	746,346
United Parcel Service, Inc., Class B	22,803	1,219,049

		1,965,395

Web Portals/ISP - 3.5%

Google, Inc., Class A†	7,729	3,568,247

Wireless Equipment - 3.1%

QUALCOMM, Inc.	68,269	3,169,047

Total Long-Term Investment Securities (cost $102,307,191)		102,968,951

SHORT-TERM INVESTMENT SECURITIES - 7.3%
Collective Investment Pool - 6.4%

Securities Lending Quality Trust (3)	6,685,840	6,606,589

Time Deposits - 0.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/09	$957,000	957,000

Total Short-Term Investment Securities (cost $7,642,840)		7,563,589

TOTAL INVESTMENTS
(cost $109,950,031) (2)	107.2%	110,532,540
Other assets less liabilities	(7.2)	(7,393,794)

NET ASSETS	100.0%	$103,138,746

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2009, the aggregate value of these securities was $181,742 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2009, the Large Cap Core Fund held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Apollo Global Management LLC, Class A
(common stock)	08/02/2007	$33,592	$806,208
	02/01/2008	5,661	100,058
	04/30/2008	10,000	150,500
	06/05/2008	7,000	108,850
	06/26/2008	3,371	50,734
	09/18/2008	4,233	57,357
	10/03/2008	5,885	76,799
	10/17/2008	2,955	32,623

		72,697	$1,383,129	$181,742	$2.50	0.18%

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $1,433,313 representing 1.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(5)	Illiquid security. At August 31, 2009 the aggregate values of these securities was $181,742 representing 0.2% of net assets.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Instituitions	$8,051,064	$—		$—	$8,051,064
Medical - Drugs	8,188,258	—		—	8,188,258
Oil Companies - Intergrated	7,098,788	—		—	7,098,788
Other Industries(a)	78,197,528	1,433,313	(b)	—	79,630,841
Short-Term Investment Securities:
Collective Investment Pool	—	6,606,589		—	6,606,589
Time Deposits	—	957,000		—	957,000

Total	$101,535,638	$8,996,902		$—	$110,532,540

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.3%
Aerospace/Defense - 1.7%

Lockheed Martin Corp.	51,565	$3,866,344
Raytheon Co.	41,400	1,953,252

		5,819,596

Aerospace/Defense-Equipment - 1.7%

Goodrich Corp.	33,411	1,842,951
United Technologies Corp.	67,966	4,034,462

		5,877,413

Agricultural Chemicals - 1.9%

Monsanto Co.	42,937	3,601,556
Syngenta AG(1)	12,213	2,872,618

		6,474,174

Apparel Manufacturers - 0.5%

Coach, Inc.	62,300	1,762,467

Applications Software - 2.3%

Microsoft Corp.	317,607	7,829,013

Auto-Heavy Duty Trucks - 0.2%

Navistar International Corp.†	19,100	825,884

Beverages-Non-alcoholic - 1.6%

PepsiCo, Inc.	97,252	5,511,271

Casino Hotels - 0.5%

Wynn Resorts, Ltd.†#	34,700	1,878,311

Cellular Telecom - 0.5%

America Movil SAB de CV, Series L ADR	35,224	1,590,364

Coatings/Paint - 0.7%

The Sherwin-Williams Co.	40,956	2,465,551

Commercial Services-Finance - 1.5%

Mastercard, Inc., Class A	8,591	1,740,794
Visa, Inc., Class A	50,300	3,576,330

		5,317,124

Computer Services - 2.0%

Accenture PLC, Class A	125,779	4,150,707
Cognizant Technology Solutions Corp., Class A†	82,009	2,860,474

		7,011,181

Computers - 10.1%

Apple, Inc.†	74,855	12,591,360
Hewlett-Packard Co.	301,783	13,547,039
International Business Machines Corp.	56,068	6,618,827
Research In Motion, Ltd.†	25,800	1,884,948

		34,642,174

Computers-Memory Devices - 1.5%

EMC Corp.†	176,341	2,803,822
Western Digital Corp.†	68,573	2,350,682

		5,154,504

Consulting Services - 0.4%

FTI Consulting, Inc.†#	33,400	1,454,236

Cosmetics & Toiletries - 0.5%

The Procter & Gamble Co.	32,200	1,742,342

Diversified Banking Institutions - 2.5%

JPMorgan Chase & Co.	44,900	1,951,354
The Goldman Sachs Group, Inc.	39,239	6,492,485

		8,443,839

Diversified Manufacturing Operations - 0.5%

Danaher Corp.	29,400	1,784,874

Diversified Minerals - 1.9%

BHP Billiton, Ltd. ADR#	106,625	6,642,738

E-Commerce/Products - 0.5%

Amazon.com, Inc.†	20,100	1,631,919

E-Commerce/Services - 0.4%

eBay, Inc.†	54,700	1,211,058

Electric Products-Misc. - 0.9%

AMETEK, Inc.	54,017	1,700,455
Emerson Electric Co.	37,800	1,393,686

		3,094,141

Electronic Components-Semiconductors - 3.2%

Broadcom Corp., Class A†	45,500	1,294,475
Intel Corp.	186,300	3,785,616
NVIDIA Corp.†	45,400	659,208
Texas Instruments, Inc.	91,181	2,242,141
Xilinx, Inc.	134,209	2,984,808

		10,966,248

Electronic Forms - 0.9%

Adobe Systems, Inc.†	94,713	2,975,882

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.†	39,100	1,004,088

Engineering/R&D Services - 2.3%

ABB, Ltd.†(1)	132,859	2,561,531
Fluor Corp.	63,758	3,372,798
URS Corp.†	48,840	2,111,353

		8,045,682

Enterprise Software/Service - 3.3%

BMC Software, Inc.†	92,785	3,307,785
Oracle Corp.	374,372	8,187,516

		11,495,301

Finance-Credit Card - 0.7%

Discover Financial Services	167,000	2,296,250

Finance-Investment Banker/Broker - 1.1%

TD Ameritrade Holding Corp.†	87,090	1,675,612
The Charles Schwab Corp.	113,600	2,051,616

		3,727,228

Food-Dairy Products - 0.3%

Dean Foods Co.†	52,200	946,908

Instruments-Scientific - 1.2%

Thermo Fisher Scientific, Inc.†	91,230	4,124,508

Insurance-Life/Health - 0.7%

Unum Group	102,362	2,306,216

Insurance-Multi-line - 0.3%

Genworth Financial, Inc., Class A	85,800	906,048

Insurance-Property/Casualty - 0.6%

Chubb Corp.	39,816	1,966,512

Internet Content-Entertainment - 0.7%

Shanda Interactive Entertainment, Ltd. ADR†#	47,188	2,310,324

Internet Security - 0.4%

Symantec Corp.†	86,300	1,304,856

Investment Management/Advisor Services - 1.4%

BlackRock, Inc.#	9,103	1,816,686

Invesco, Ltd.	144,600	3,000,450

		4,817,136

Machinery-Construction & Mining - 0.4%

Joy Global, Inc.	32,204	1,251,125

Medical Instruments - 0.5%

Medtronic, Inc.	48,600	1,861,380

Medical Labs & Testing Services - 0.9%

Laboratory Corp. of America Holdings†#	23,100	1,612,149
Quest Diagnostics, Inc.	27,818	1,501,059

		3,113,208

Medical Products - 1.6%

Baxter International, Inc.	29,600	1,684,832
Johnson & Johnson	65,242	3,943,226

		5,628,058

Medical-Biomedical/Gene - 5.1%

Amgen, Inc.†	131,331	7,845,714
Celgene Corp.†	35,000	1,825,950
Genzyme Corp.†	26,000	1,448,460
Gilead Sciences, Inc.†	141,950	6,396,267

		17,516,391

Medical-Drugs - 0.9%

Abbott Laboratories	65,158	2,947,096

Medical-Generic Drugs - 1.1%

Mylan, Inc.†#	149,000	2,185,830
Teva Pharmaceutical Industries, Ltd. ADR	28,708	1,478,462

		3,664,292

Medical-HMO - 1.7%

UnitedHealth Group, Inc.	128,983	3,611,524
WellPoint, Inc.†	39,581	2,091,856

		5,703,380

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	23,100	798,798
McKesson Corp.	30,530	1,735,936

		2,534,734

Metal-Copper - 0.3%

Freeport-McMoRan Copper & Gold, Inc.	15,500	976,190

Multimedia - 0.4%

Time Warner, Inc.	49,733	1,388,048

Networking Products - 2.1%

Cisco Systems, Inc.†	329,296	7,112,794

Oil & Gas Drilling - 1.5%

Diamond Offshore Drilling, Inc.#	18,558	1,659,456
ENSCO International, Inc.	46,989	1,733,894
Transocean, Ltd.†	23,060	1,748,871

		5,142,221

Oil Companies-Exploration & Production - 3.4%

Apache Corp.	11,300	959,935
Devon Energy Corp.	10,500	644,490
Occidental Petroleum Corp.	92,674	6,774,469
Ultra Petroleum Corp.†	18,300	849,669
XTO Energy, Inc.	61,000	2,354,600

		11,583,163

Oil Companies-Integrated - 0.6%

Exxon Mobil Corp.	31,900	2,205,885

Oil Field Machinery & Equipment - 0.5%

National-Oilwell Varco, Inc.†	47,600	1,730,260

Oil-Field Services - 0.8%

Schlumberger, Ltd.	49,850	2,801,570

Pharmacy Services - 1.4%

Express Scripts, Inc.†	40,697	2,939,137
Medco Health Solutions, Inc.†	33,200	1,833,304

		4,772,441

Retail-Apparel/Shoe - 2.1%

American Eagle Outfitters, Inc.	61,200	826,200
Limited Brands, Inc.	127,067	1,895,840
Ross Stores, Inc.	58,664	2,736,089
The Gap, Inc.	91,182	1,791,726

		7,249,855

Retail-Auto Parts - 1.0%

AutoZone, Inc.†#	23,727	3,493,801

Retail-Building Products - 0.5%

Home Depot, Inc.	65,116	1,777,016

Retail-Computer Equipment - 0.3%

GameStop Corp., Class A†	38,500	916,300

Retail-Consumer Electronics - 0.3%

Best Buy Co., Inc.#	32,900	1,193,612

Retail-Discount - 1.9%

Dollar Tree, Inc.†	37,281	1,861,813
Target Corp.	62,147	2,920,909
Wal-Mart Stores, Inc.	32,300	1,643,101

		6,425,823

Retail-Drug Store - 1.7%

CVS Caremark Corp.	160,078	6,006,127

Retail-Major Department Stores - 0.8%

J.C. Penney Co., Inc.	88,670	2,663,647

Retail-Office Supplies - 0.5%

Staples, Inc.	76,900	1,661,809

Retail-Regional Department Stores - 1.0%

Kohl’s Corp.†	68,454	3,531,542

Retail-Restaurants - 1.5%

Burger King Holdings, Inc.	70,200	1,258,686
Darden Restaurants, Inc.#	36,266	1,194,239
McDonald’s Corp.	48,352	2,719,317

		5,172,242

Schools - 0.9%

Apollo Group, Inc., Class A†	48,948	3,172,809

Semiconductor Components-Integrated Circuits - 1.1%

Marvell Technology Group, Ltd.†	145,666	2,221,406
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	152,277	1,629,364

		3,850,770

Semiconductor Equipment - 0.4%

ASML Holding NV#	52,700	1,447,669

Telecom Equipment-Fiber Optics - 0.3%

Corning, Inc.	73,000	1,100,840

Transport-Rail - 1.7%

Norfolk Southern Corp.	37,300	1,710,951
Union Pacific Corp.	69,500	4,156,795

		5,867,746

Web Portals/ISP - 3.3%

Google, Inc., Class A†	20,477	9,453,616
NetEase.com, Inc. ADR†#	48,438	2,033,912

		11,487,528

Wireless Equipment - 1.9%

American Tower Corp., Class A†	50,600	1,601,490
QUALCOMM, Inc.	109,900	5,101,558

		6,703,048

X-Ray Equipment - 0.5%

Hologic, Inc.†	106,100	1,745,345

Total Common Stock
(cost $322,173,447)		334,757,126

EXCHANGE TRADED FUNDS - 1.3%
Sector Fund-Financial Services - 1.3%
Financial Select Sector SPDR Fund# (cost $3,416,795)	299,140	4,397,358

Total Long-Term Investment Securities
(cost $325,590,242)		339,154,484

SHORT-TERM INVESTMENT SECURITIES - 5.3%
Collective Investment Pool - 4.6%
Securities Lending Quality Trust(2)(5)	15,999,598	15,809,945

Time Deposits - 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/09	$2,557,000	2,557,000

Total Short-Term Investment Securities
(cost $18,556,598)		18,366,945

REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $3,313,000)	3,313,000	3,313,000

TOTAL INVESTMENTS
(cost $347,459,840)(4)	104.9%	360,834,429
Liabilities in excess of other assets	(4.9)	(16,803,236)

NET ASSETS	100.0%	$344,031,193

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $5,434,149 representing 1.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	At August 31, 2009, the Fund had loaned securities with a total value of $15,443,101. This was secured by collateral of $15,999,598, which was received in cash and subsequently invested in short-term investments currently valued at $15,809,945 as reported in the Portfolio of Investments. The remaining collateral of $93,893 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	3.75% to 4.25%	11/15/17 to 11/15/18
United States Treasury Bonds	4.50% to 8.00%	11/15/21 to 02/15/36

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$34,642,174	$—		$—	$34,642,174
Medical - Biomedical/Gene	17,516,391	—		—	17,516,391
Other Industries(a)	277,164,412	5,434,149	(b)	—	282,598,561
Exchange Traded Funds	4,397,358	—		—	4,397,358
Short-Term Investment Securities:
Collective Investment Pool	—	15,809,945		—	15,809,945
Time Deposits	—	2,557,000		—	2,557,000
Repurchase Agreement		3,313,000			3,313,000

Total	$333,720,335	$27,114,094		$—	$360,834,429

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.8%
Advertising Sales - 0.2%

Lamar Advertising Co., Class A†#	172,300	$3,943,947

Aerospace/Defense-Equipment - 0.5%

Alliant Techsystems, Inc.†	74,200	5,734,176
BE Aerospace, Inc.†	228,800	3,919,344

		9,653,520

Agricultural Chemicals - 0.4%

Terra Industries, Inc.	225,800	7,024,638

Airlines - 0.4%

AirTran Holdings, Inc.†#	271,600	1,806,140
Alaska Air Group, Inc.†	82,400	2,078,952
JetBlue Airways Corp.†#	460,800	2,677,248

		6,562,340

Apparel Manufacturers - 0.3%

Hanesbrands, Inc.†#	214,400	4,515,264
Under Armour, Inc., Class A†#	83,100	1,983,597

		6,498,861

Applications Software - 0.1%

Quest Software, Inc.†	139,100	2,293,759

Auction House/Art Dealers - 0.1%

Sotheby’s#	151,700	2,405,962

Auto-Heavy Duty Trucks - 0.4%

Oshkosh Corp.	198,000	6,652,800

Auto/Truck Parts & Equipment-Original - 0.4%

BorgWarner, Inc.#	263,900	7,829,913

Banks-Commercial - 3.1%

Associated Banc-Corp.#	289,500	3,002,115
BancorpSouth, Inc.#	164,200	3,776,600
Bank of Hawaii Corp.#	108,300	4,272,435
Cathay General Bancorp#	112,200	1,036,728
City National Corp.#	97,100	3,835,450
Commerce Bancshares, Inc.	150,400	5,524,192
Cullen/Frost Bankers, Inc.#	134,600	6,633,088
FirstMerit Corp.#	186,942	3,359,348
Fulton Financial Corp.#	397,600	2,918,384
International Bancshares Corp.#	115,000	1,775,600
PacWest Bancorp#	55,600	1,095,876
SVB Financial Group†#	74,700	2,969,325
Synovus Financial Corp.#	635,900	2,352,830
TCF Financial Corp.#	255,300	3,512,928
Trustmark Corp.#	110,400	2,100,912
Valley National Bancorp#	321,100	3,744,026
Webster Financial Corp.	145,100	1,896,457
Westamerica Bancorp#	66,100	3,399,523

		57,205,817

Banks-Fiduciary - 0.1%

Wilmington Trust Corp.#	156,900	2,201,307

Batteries/Battery Systems - 0.5%

Energizer Holdings, Inc.†#	156,900	10,265,967

Beverages-Non-alcoholic - 0.5%

Hansen Natural Corp.†#	164,100	5,359,506
PepsiAmericas, Inc.	126,800	3,547,864

		8,907,370

Building & Construction Products-Misc. - 0.1%

Louisiana-Pacific Corp.†#	206,700	1,556,451

Building & Construction-Misc. - 0.1%

Dycom Industries, Inc.†	88,300	990,726

Building Products-Air & Heating - 0.2%

Lennox International, Inc.	106,700	3,828,396

Building Products-Cement - 0.5%

Martin Marietta Materials, Inc.#	100,800	8,828,064

Building-Heavy Construction - 0.1%

Granite Construction, Inc.#	75,300	2,417,130

Building-Maintance & Services - 0.1%

Rollins, Inc.	92,700	1,654,695

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.	80,300	2,091,815

Building-Residential/Commercial - 1.1%

M.D.C Holdings, Inc.	83,700	3,135,402
NVR, Inc.†#	13,100	8,845,775
Ryland Group, Inc.#	97,500	2,234,700
Toll Brothers, Inc.†	299,100	6,801,534

		21,017,411

Casino Hotels - 0.1%

Boyd Gaming Corp.†	126,700	1,302,476

Casino Services - 0.1%

Scientific Games Corp., Class A†	146,500	2,259,030

Cellular Telecom - 0.1%

Syniverse Holdings, Inc.†	117,800	2,105,086

Chemicals-Diversified - 0.2%

Olin Corp.#	176,400	2,952,936

Chemicals-Specialty - 1.8%

Albemarle Corp.	207,100	6,674,833
Ashland, Inc.	151,100	5,542,348
Cabot Corp.	148,100	2,930,899
Cytec Industries, Inc.	106,900	3,088,341
Lubrizol Corp.	152,700	9,730,044
Minerals Technologies, Inc.	42,400	1,901,216
Sensient Technologies Corp.	110,300	2,875,521

		32,743,202

Coal - 0.4%

Arch Coal, Inc.	365,500	6,330,460
Patriot Coal Corp.†#	167,300	1,482,278

		7,812,738

Coatings/Paint - 0.6%

RPM International, Inc.	290,800	4,734,224
Valspar Corp.	227,000	6,079,060

		10,813,284

Commercial Services - 0.4%

Alliance Data Systems Corp.†#	120,300	6,683,868

Commercial Services-Finance - 1.2%

Deluxe Corp.	115,700	1,933,347
Global Payments, Inc.	182,000	7,724,080
Lender Processing Services, Inc.	190,400	6,526,912
SEI Investments Co.	302,600	5,579,944

		21,764,283

Computer Aided Design - 0.6%

ANSYS, Inc.†	198,500	6,975,290
Parametric Technology Corp.†	262,400	3,489,920

		10,465,210

Computer Services - 0.3%

DST Systems, Inc.†	92,300	4,228,263
SRA International, Inc.†	95,500	1,897,585

		6,125,848

Computer Software - 0.3%

Metavante Technologies, Inc.†	203,900	6,424,889

Computers - 0.2%

Palm, Inc.†#	312,100	4,160,293

Computers-Integrated Systems - 1.0%

Diebold, Inc.	150,000	4,525,500
Jack Henry & Associates, Inc.	189,700	4,421,907
MICROS Systems, Inc.†	182,100	5,075,127
NCR Corp.†	359,100	4,786,803

		18,809,337

Computers-Memory Devices - 0.0%

Imation Corp.#	68,600	589,960

Consulting Services - 1.3%

FTI Consulting, Inc.†#	116,200	5,059,348
Gartner, Inc.†	134,600	2,242,436
Navigant Consulting, Inc.†	109,100	1,373,569
SAIC, Inc.†	461,600	8,534,984
The Corporate Executive Board Co.	77,200	1,856,660
Watson Wyatt Worldwide, Inc., Class A	96,500	4,217,050

		23,284,047

Consumer Products-Misc. - 0.6%

American Greetings Corp., Class A	89,300	1,240,377
Blyth, Inc.	13,700	623,350
The Scotts Miracle-Gro Co., Class A#	99,600	4,052,724
Tupperware Brands Corp.	141,800	5,245,182

		11,161,633

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A	77,500	3,839,350

Containers-Paper/Plastic - 0.8%

Packaging Corp. of America	232,000	4,723,520
Sonoco Products Co.	226,000	5,862,440
Temple-Inland, Inc.#	241,200	4,078,692

		14,664,652

Cosmetics & Toiletries - 0.3%

Alberto-Culver Co.	193,300	5,101,187

Data Processing/Management - 0.6%

Acxiom Corp.†	154,900	1,412,688
Broadridge Financial Solutions, Inc.	317,600	6,612,432
Fair Isaac Corp.#	110,600	2,466,380

		10,491,500

Diagnostic Equipment - 0.5%

Affymetrix, Inc.†	160,100	1,235,972
Gen-Probe, Inc.†#	117,900	4,545,045
Immucor, Inc.†	159,500	2,885,355

		8,666,372

Diagnostic Kits - 0.4%

Idexx Laboratories, Inc.†#	133,600	6,781,536

Direct Marketing - 0.1%

Harte-Hanks, Inc.#	86,400	1,126,656

Distribution/Wholesale - 1.2%

Fossil, Inc.†	101,100	2,565,918
Ingram Micro, Inc., Class A†	366,600	6,144,216
LKQ Corp.†	317,500	5,511,800
Owens & Minor, Inc.	94,300	4,172,775
Tech Data Corp.†#	113,700	4,331,970

		22,726,679

Diversified Manufacturing Operations - 2.0%

Carlisle Cos., Inc.	138,700	4,575,713
Crane Co.	107,200	2,515,984
Federal Signal Corp.	110,300	788,645
Harsco Corp.	181,800	5,670,342
Matthews International Corp., Class A#	68,900	2,400,476
Pentair, Inc.	222,500	6,303,425
SPX Corp.	111,000	6,180,480
Teleflex, Inc.	90,000	4,077,000
The Brink’s Co.	91,700	2,416,295
Trinity Industries, Inc.#	178,000	2,812,400

		37,740,760

E-Commerce/Services - 1.0%

NetFlix, Inc.†#	92,800	4,051,648
priceline.com, Inc.†#	94,300	14,520,314

		18,571,962

E-Marketing/Info - 0.3%

Digital River, Inc.†	86,400	3,051,648
ValueClick, Inc.†	196,900	2,018,225

		5,069,873

Electric Products-Misc. - 0.4%

AMETEK, Inc.	243,200	7,655,936

Electric-Integrated - 3.6%

Alliant Energy Corp.	250,500	6,598,170
Black Hills Corp.#	87,900	2,248,482
Cleco Corp.	136,800	3,340,656
DPL, Inc.	262,600	6,504,602
Great Plains Energy, Inc.	305,800	5,357,616
Hawaiian Electric Industries, Inc.#	207,300	3,607,020
IDACORP, Inc.	106,800	3,041,664
MDU Resources Group, Inc.	416,600	8,086,206
NSTAR#	241,900	7,653,716
NV Energy, Inc.	530,800	6,401,448
OGE Energy Corp.	217,500	6,803,400
PNM Resources, Inc.	196,100	2,290,448
Westar Energy, Inc.	246,100	5,049,972

		66,983,400

Electronic Components-Misc. - 0.4%

Gentex Corp.	311,800	4,549,162
Vishay Intertechnology, Inc.†	422,500	3,409,575

		7,958,737

Electronic Components-Semiconductors - 1.6%

Cree, Inc.†#	201,400	7,419,576
Fairchild Semiconductor International, Inc.†	280,400	2,820,824
International Rectifier Corp.†	162,500	3,050,125
Intersil Corp., Class A	276,800	4,096,640
Rovi Corp.†#	185,500	5,646,620
Semtech Corp.†	138,200	2,524,914

Silicon Laboratories, Inc.†#	101,200	4,558,048

		30,116,747

Electronic Connectors - 0.2%

Thomas & Betts Corp.†	119,600	3,311,724

Electronic Design Automation - 0.7%

Cadence Design Systems, Inc.†	596,700	3,741,309
Mentor Graphics Corp.†	213,200	1,882,556
Synopsys, Inc.†	326,400	6,929,472

		12,553,337

Electronic Measurement Instruments - 0.8%

Itron, Inc.†#	90,400	4,953,016
National Instruments Corp.#	126,700	3,247,321
Trimble Navigation, Ltd.†	270,600	6,889,476

		15,089,813

Electronic Parts Distribution - 0.9%

Arrow Electronics, Inc.†	270,800	7,484,912
Avnet, Inc.†	342,000	9,114,300

		16,599,212

Engineering/R&D Services - 1.5%

Aecom Technology Corp.†	207,600	5,690,316
KBR, Inc.	363,400	8,231,010
The Shaw Group, Inc.†	189,200	5,549,236
URS Corp.†	188,400	8,144,532

		27,615,094

Enterprise Software/Service - 0.8%

Advent Software, Inc.†#	35,400	1,369,626
Informatica Corp.†	197,300	3,537,589
ManTech International Corp., Class A†	47,600	2,515,184
Sybase, Inc.†#	188,300	6,562,255

		13,984,654

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	67,500	1,804,275

Filtration/Separation Products - 0.4%

Donaldson Co., Inc.#	174,800	6,567,236

Finance-Auto Loans - 0.3%

AmeriCredit Corp.†#	300,800	5,191,808

Finance-Investment Banker/Broker - 0.6%

Jefferies Group, Inc.†	286,700	6,783,322
Raymond James Financial, Inc.	222,900	5,070,975

		11,854,297

Food-Baking - 0.2%

Flowers Foods, Inc.#	177,800	4,226,306

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	60,100	1,421,365

Food-Meat Products - 0.2%

Smithfield Foods, Inc.†#	269,100	3,301,857

Food-Misc. - 0.8%

Corn Products International, Inc.	168,900	5,009,574
Lancaster Colony Corp.#	45,001	2,261,750
Ralcorp Holdings, Inc.†	128,100	8,035,713

		15,307,037

Food-Retail - 0.1%

Ruddick Corp.#	89,000	2,363,840

Footwear & Related Apparel - 0.1%

Timberland Co., Class A†	103,000	1,334,880

Funeral Services & Related Items - 0.2%

Service Corp. International	568,200	4,022,856

Gas-Distribution - 2.2%

AGL Resources, Inc.	174,700	5,868,173
Energen Corp.	162,400	6,819,176
National Fuel Gas Co.	180,100	8,048,669
Southern Union Co.	280,900	5,573,056
UGI Corp.	245,200	6,255,052
Vectren Corp.	183,500	4,248,025
WGL Holdings, Inc.#	113,500	3,745,500

		40,557,651

Golf - 0.1%

Callaway Golf Co.#	146,000	1,032,220

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†#	49,500	2,921,490

Hospital Beds/Equipment - 0.4%

Hill-Rom Holdings, Inc.#	141,700	2,903,433
Kinetic Concepts, Inc.†#	125,000	3,993,750

		6,897,183

Human Resources - 1.1%

Hewitt Associates, Inc., Class A†#	189,000	6,807,780
Kelly Services, Inc., Class A	62,300	715,204
Korn/Ferry International†	101,300	1,400,979
Manpower, Inc.	177,400	9,171,580
MPS Group, Inc.†	209,400	2,064,684

		20,160,227

Industrial Automated/Robotic - 0.2%

Nordson Corp.#	76,100	4,077,438

Industrial Gases - 0.5%

Airgas, Inc.	184,900	8,597,850

Instruments-Controls - 0.5%

Mettler-Toledo International, Inc.†#	76,200	6,659,880
Woodward Governor Co.	124,400	2,611,156

		9,271,036

Instruments-Scientific - 0.2%

Varian, Inc.†	65,300	3,344,666

Insurance Brokers - 0.6%

Arthur J. Gallagher & Co.	226,900	5,393,413
Brown & Brown, Inc.	262,800	5,221,836

		10,615,249

Insurance-Life/Health - 0.4%

Protective Life Corp.	193,800	4,176,390
StanCorp Financial Group, Inc.	111,000	4,201,350

		8,377,740

Insurance-Multi-line - 1.0%

American Financial Group, Inc.	170,300	4,368,195
Hanover Insurance Group, Inc.	115,800	4,735,062
Horace Mann Educators Corp.	88,700	1,086,575

Old Republic International Corp.	544,700	6,487,377
Unitrin, Inc.	111,700	2,114,481

		18,791,690

Insurance-Property/Casualty - 1.7%

Fidelity National Financial, Inc., Class A	531,700	7,986,134
First American Corp.	211,100	6,653,872
HCC Insurance Holdings, Inc.	254,100	6,718,404
Mercury General Corp.#	80,600	2,994,290
W.R. Berkley Corp.	311,500	7,958,825

		32,311,525

Insurance-Reinsurance - 1.0%

Everest Re Group, Ltd.	139,300	11,744,383
Reinsurance Group of America, Inc.	164,800	7,094,640

		18,839,023

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†	100,300	1,636,896

Internet Infrastructure Software - 0.3%

F5 Networks, Inc.†	177,900	6,135,771

Intimate Apparel - 0.2%

The Warnaco Group, Inc.†	103,700	3,945,785

Investment Companies - 0.2%

Apollo Investment Corp.#	362,800	3,359,528

Investment Management/Advisor Services - 1.0%

Affiliated Managers Group, Inc.†#	93,500	6,108,355
Eaton Vance Corp.#	264,700	7,562,479
Waddell & Reed Financial, Inc., Class A	194,900	5,170,697

		18,841,531

Leisure Products - 0.2%

WMS Industries, Inc.†	110,700	4,685,931

Machine Tools & Related Products - 0.4%

Kennametal, Inc.	181,500	4,002,075
Lincoln Electric Holdings, Inc.#	96,300	4,383,576

		8,385,651

Machinery-Construction & Mining - 1.0%

Bucyrus International, Inc.	170,100	5,077,485
Joy Global, Inc.	231,400	8,989,890
Terex Corp.†	243,800	4,017,824

		18,085,199

Machinery-Farming - 0.3%

AGCO Corp.†	209,300	6,538,532

Machinery-General Industrial - 1.0%

IDEX Corp.#	182,700	4,830,588
Roper Industries, Inc.	205,000	9,712,900
Wabtec Corp.	108,200	4,052,090

		18,595,578

Machinery-Print Trade - 0.2%

Zebra Technologies Corp., Class A†	134,500	3,361,155

Machinery-Pumps - 0.2%

Graco, Inc.	135,600	3,404,916

Medical Information Systems - 0.5%

Cerner Corp.†#	153,200	9,453,972

Medical Instruments - 1.4%

Beckman Coulter, Inc.	155,200	10,510,144
Edwards Lifesciences Corp.†#	126,800	7,846,384
Techne Corp.	84,300	5,198,781
Thoratec Corp.†	127,900	3,356,096

		26,911,405

Medical Labs & Testing Services - 0.4%

Covance, Inc.†#	144,700	7,683,570

Medical Products - 0.6%

Henry Schein, Inc.†	204,200	10,818,516

Medical Sterilization Products - 0.2%

STERIS Corp.#	132,400	3,842,248

Medical-Biomedical/Gene - 1.8%

Bio-Rad Laboratories, Inc., Class A†	43,400	3,743,684
Charles River Laboratories International, Inc.†	149,700	5,163,153
OSI Pharmaceuticals, Inc.†#	131,200	4,384,704
United Therapeutics Corp.†#	52,700	4,822,577
Vertex Pharmaceuticals, Inc.†	392,000	14,664,720

		32,778,838

Medical-Drugs - 0.9%

Endo Pharmaceuticals Holdings, Inc.†	265,300	5,987,821
Medicis Pharmaceutical Corp., Class A	128,700	2,377,089
Sepracor, Inc.†	247,500	4,492,125
Valeant Pharmaceuticals International†#	186,100	4,818,129

		17,675,164

Medical-Generic Drugs - 0.3%

Perrigo Co.#	175,800	5,189,616

Medical-HMO - 0.3%

Health Net, Inc.†	235,200	3,603,264
WellCare Health Plans, Inc.†#	95,600	2,320,212

		5,923,476

Medical-Hospitals - 1.1%

Community Health Systems, Inc.†#	209,400	6,443,238
Health Management Associates, Inc., Class A†	558,400	3,858,544
LifePoint Hospitals, Inc.†#	123,100	3,093,503
Universal Health Services, Inc., Class B	111,200	6,534,112

		19,929,397

Medical-Nursing Homes - 0.1%

Kindred Healthcare, Inc.†	68,000	971,040

Medical-Outpatient/Home Medical - 0.2%

Lincare Holdings, Inc.†	155,800	4,111,562

Metal Processors & Fabrication - 0.5%

Commercial Metals Co.	254,800	4,313,764
Timken Co.	192,900	4,072,119
Worthington Industries, Inc.#	135,900	1,789,803

		10,175,686

Metal-Iron - 0.4%

Cliffs Natural Resources, Inc.	296,600	7,506,946

Miscellaneous Manufacturing - 0.3%

AptarGroup, Inc.	153,400	5,273,892

Motion Pictures & Services - 0.3%
DreamWorks Animation SKG, Inc., Class A†	168,800	5,698,688

Multimedia - 0.3%

FactSet Research Systems, Inc.#	94,600	5,206,784

Networking Products - 0.4%

3Com Corp.†	877,400	3,816,690
Polycom, Inc.†	189,800	4,477,382

		8,294,072

Non-Hazardous Waste Disposal - 0.3%

Waste Connections, Inc.†	181,300	4,958,555

Office Furnishings-Original - 0.2%

Herman Miller, Inc.#	121,800	1,975,596
HNI Corp.#	101,600	2,182,368

		4,157,964

Oil & Gas Drilling - 1.5%

Helmerich & Payne, Inc.#	238,800	7,990,248
Patterson-UTI Energy, Inc.#	347,300	4,615,617
Pride International, Inc.†#	393,100	10,134,118
Seahawk Drilling, Inc.†#	26,206	584,132
Unit Corp.†#	107,600	4,025,316

		27,349,431

Oil Companies-Exploration & Production - 2.5%

Bill Barrett Corp.†#	84,400	2,467,856
Cimarex Energy Co.#	188,600	7,362,944
Comstock Resources, Inc.†	105,200	3,716,716
Encore Acquisition Co.†	119,500	4,503,955
Forest Oil Corp.†#	252,200	3,964,584
Mariner Energy, Inc.†	227,200	2,755,936
Newfield Exploration Co.†	300,300	11,618,607
Plains Exploration & Production Co.†	310,000	8,137,500
Quicksilver Resources, Inc.†#	256,400	2,774,248

		47,302,346

Oil Refining & Marketing - 0.2%

Frontier Oil Corp.	237,200	3,043,276

Oil-Field Services - 0.8%

Exterran Holdings, Inc.†#	141,400	2,549,442
Helix Energy Solutions Group, Inc.†	234,200	2,740,140
Oceaneering International, Inc.†#	123,900	6,463,863
Superior Energy Services, Inc.†	177,000	3,226,710

		14,980,155

Patient Monitoring Equipment - 0.1%

Masimo Corp.†#	109,400	2,748,128

Pharmacy Services - 0.3%

Omnicare, Inc.	236,000	5,402,040

Physical Therapy/Rehabilitation Centers - 0.2%

Psychiatric Solutions, Inc.†#	127,300	3,410,367

Pipelines - 0.4%

ONEOK, Inc.	238,400	8,076,992

Power Converter/Supply Equipment - 0.3%

Hubbell, Inc., Class B	127,700	4,912,619

Private Corrections - 0.3%

Corrections Corp. of America†	260,800	5,174,272

Protection/Safety - 0.2%

Brink’s Home Security Holdings, Inc.†	92,200	2,883,094

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	96,300	3,088,341
Scholastic Corp.	57,700	1,405,572

		4,493,913

Racetracks - 0.1%

International Speedway Corp., Class A	62,900	1,749,249

Real Estate Investment Trusts - 6.6%

Alexandria Real Estate Equities, Inc.#	89,200	4,969,332
AMB Property Corp.	331,100	7,559,013
BRE Properties, Inc.#	116,000	3,279,320
Camden Property Trust	145,200	5,328,840
Corporate Office Properties Trust	129,900	4,788,114
Cousins Properties, Inc.#	100,600	833,974
Duke Realty Corp.#	506,800	5,838,336
Equity One, Inc.#	84,000	1,323,000
Essex Property Trust, Inc.#	62,200	4,640,742
Federal Realty Investment Trust	133,800	8,345,106
Highwoods Properties, Inc.	160,400	4,710,948
Hospitality Properties Trust	270,600	4,930,332
Liberty Property Trust	252,800	8,284,256
Mack-Cali Realty Corp.	177,100	5,672,513
Nationwide Health Properties, Inc.	232,300	7,405,724
Omega Healthcare Investors, Inc.	186,600	3,155,406
Potlatch Corp.	90,000	2,619,000
Rayonier, Inc.	178,900	7,683,755
Realty Income Corp.#	236,200	6,034,910
Regency Centers Corp.#	181,200	6,079,260
SL Green Realty Corp.#	173,900	6,136,931
The Macerich Co.#	179,078	5,132,375
UDR, Inc.#	340,700	4,357,553
Weingarten Realty Investors, Inc.	241,000	4,786,260

		123,895,000

Real Estate Management/Services - 0.2%

Jones Lang LaSalle, Inc.#	93,400	4,378,592

Recreational Centers - 0.1%

Life Time Fitness, Inc.†	80,200	2,495,824

Rental Auto/Equipment - 0.4%

Aaron’s Inc.#	121,500	3,171,150
Rent-A-Center, Inc.†	149,500	2,949,635
United Rentals, Inc.†	136,100	1,250,759

		7,371,544

Research & Development - 0.3%

Pharmaceutical Product Development, Inc.	267,000	5,369,370

Respiratory Products - 0.4%

ResMed, Inc.†	170,600	7,832,246

Retail-Apparel/Shoe - 3.2%

Aeropostale, Inc.†	151,700	5,939,055
American Eagle Outfitters, Inc.	467,300	6,308,550
AnnTaylor Stores Corp.†#	132,600	1,867,008
Chico’s FAS, Inc.†	401,400	5,109,822

Collective Brands, Inc.†#	145,100	2,298,384
Foot Locker, Inc.	350,900	3,740,594
Guess?, Inc.	133,300	4,670,832
J Crew Group, Inc.†#	117,500	4,005,575
Phillips-Van Heusen Corp.	116,600	4,405,148
Ross Stores, Inc.	287,000	13,385,680
Urban Outfitters, Inc.†	258,900	7,360,527

		59,091,175

Retail-Auto Parts - 0.5%

Advance Auto Parts, Inc.	215,100	9,098,730

Retail-Automobile - 0.7%

CarMax, Inc.†#	499,100	8,639,421
Copart, Inc.†	144,800	5,117,232

		13,756,653

Retail-Bookstores - 0.1%

Barnes & Noble, Inc.#	83,600	1,729,684

Retail-Catalog Shopping - 0.3%

Coldwater Creek, Inc.†#	107,600	800,544
MSC Industrial Direct Co., Inc., Class A#	101,600	4,014,216

		4,814,760

Retail-Discount - 0.8%

99 Cents Only Stores†#	106,100	1,439,777
BJ’s Wholesale Club, Inc.†#	125,700	4,097,820
Dollar Tree, Inc.†	203,600	10,167,784

		15,705,381

Retail-Hair Salons - 0.1%

Regis Corp.	125,300	2,027,354

Retail-Mail Order - 0.2%

Williams-Sonoma, Inc.	196,200	3,753,306

Retail-Major Department Stores - 0.1%

Saks, Inc.†#	326,900	1,994,090

Retail-Pet Food & Supplies - 0.3%

PetSmart, Inc.	285,400	5,967,714

Retail-Restaurants - 1.2%

Bob Evans Farms, Inc.	69,500	1,867,465
Brinker International, Inc.	231,200	3,366,272
Chipotle Mexican Grill, Inc., Class A†#	72,100	6,047,748
Panera Bread Co., Class A†#	70,500	3,680,805
The Cheesecake Factory, Inc.†#	136,100	2,500,157
Wendy’s/Arby’s Group, Inc., Class A	946,500	4,770,360

		22,232,807

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.†#	193,500	4,336,335

Savings & Loans/Thrifts - 1.1%

Astoria Financial Corp.#	184,600	1,901,380
First Niagara Financial Group, Inc.	339,100	4,435,428
New York Community Bancorp, Inc.#	781,700	8,317,288
NewAlliance Bancshares, Inc.#	241,800	2,843,568
Washington Federal, Inc.	199,400	2,959,096

		20,456,760

Schools - 1.2%

Career Education Corp.†#	158,100	3,754,875
Corinthian Colleges, Inc.†#	197,000	3,776,490
ITT Educational Services, Inc.†#	70,300	7,380,797
Strayer Education, Inc.#	31,700	6,691,870

		21,604,032

Semiconductor Components-Integrated Circuits - 0.4%

Atmel Corp.†	1,020,800	4,215,904
Integrated Device Technology, Inc.†	374,300	2,556,469

		6,772,373

Semiconductor Equipment - 0.5%

Lam Research Corp.†#	286,200	8,786,340

Soap & Cleaning Preparation - 0.5%

Church & Dwight Co., Inc.	159,000	9,083,670

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	39,800	3,276,734

Steel-Producers - 0.8%

Carpenter Technology Corp.	99,800	2,126,738
Reliance Steel & Aluminum Co.	144,500	5,337,830
Steel Dynamics, Inc.	423,600	7,010,580

		14,475,148

Telecom Services - 0.2%

NeuStar, Inc., Class A†#	163,700	3,794,566

Telecommunication Equipment - 0.7%

ADC Telecommunications, Inc.†#	218,800	1,861,988
Adtran, Inc.#	124,300	2,826,582
CommScope, Inc.†	211,900	5,712,824
Plantronics, Inc.	110,700	2,644,623

		13,046,017

Telephone-Integrated - 0.4%

Cincinnati Bell, Inc.†	486,500	1,620,045
Telephone and Data Systems, Inc.	227,700	6,004,449

		7,624,494

Textile-Home Furnishings - 0.3%

Mohawk Industries, Inc.†#	127,100	6,370,252

Tobacco - 0.1%

Universal Corp.#	56,600	2,087,408

Toys - 0.3%

Marvel Entertainment, Inc.†	110,100	5,325,537

Transactional Software - 0.1%

ACI Worldwide, Inc†	79,300	1,075,308

Transport-Equipment & Leasing - 0.2%

GATX Corp.#	106,900	2,932,267

Transport-Marine - 0.5%

Alexander & Baldwin, Inc.	92,900	2,666,230
Overseas Shipholding Group, Inc.#	54,100	1,913,517
Tidewater, Inc.	117,100	5,055,207

		9,634,954

Transport-Rail - 0.3%

Kansas City Southern†#	207,400	4,956,860

Transport-Truck - 0.8%

Con-way, Inc.	111,100	4,639,536
J.B. Hunt Transport Services, Inc.	185,600	5,202,368
Landstar System, Inc.	116,200	4,051,894

Werner Enterprises, Inc.#	97,200	1,699,056

		15,592,854

Veterinary Diagnostics - 0.3%

VCA Antech, Inc.†#	191,800	4,747,050

Vitamins & Nutrition Products - 0.2%

NBTY, Inc.†	124,700	4,621,382

Water - 0.3%

Aqua America, Inc.#	307,200	5,176,320

Web Hosting/Design - 0.4%

Equinix, Inc.†#	85,500	7,204,230

Wireless Equipment - 0.1%

RF Micro Devices, Inc.†	601,900	2,828,930

X-Ray Equipment - 0.5%

Hologic, Inc.†	580,900	9,555,805

Total Long-Term Investment Securities
(cost $2,167,018,123)		1,835,072,537

SHORT-TERM INVESTMENT SECURITIES - 17.4%
Collective Investment Pool - 16.2%

Securities Lending Quality Trust(2)(3)	304,858,000	301,244,341

Commercial Paper - 1.1%

Erste Finance LLC
0.18% due 09/01/09	$20,000,000	20,000,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills
0.14% due 10/08/09(1)	2,500,000	2,499,653
0.16% due 11/12/09(1)	200,000	199,948

		2,699,601

Total Short-Term Investment Securities
(cost $327,557,591)		323,943,942

REPURCHASE AGREEMENT - 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/01/09 in the amount of $3,701,001 and collateralized by $3,815,000 of United States Treasury Bills, bearing interest at 0.18% due 12/31/09 and having approximate value of $3,812,711 (cost $3,701,000)	3,701,000	3,701,000

TOTAL INVESTMENTS
(cost $2,498,276,714)(4)	116.4%	2,162,717,479
Liabilities in excess of other assets	(16.4)	(304,414,487)

NET ASSETS	100.0%	$1,858,302,992

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	At August 31, 2009, the Fund had loaned securities with a total value of $299,267,533. This was secured by collateral of $304,858,000, which was received in cash and subsequently invested in short-term investments currently valued at $301,244,341 as reported in the Portfolio of Investments. The remaining collateral of $7,373,047 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	3.75% to 4.25%	11/15/17 to 11/15/18
United States Treasury Bonds	4.50% to 8.00%	11/15/21 to 02/15/36

(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2009	Unrealized Appreciation (Depreciation)
406	Long	S& P Midcap 400 E-mini Index	September 2009	$24,325,596	$26,552,400	$2,226,804

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$123,895,000	$—	$—	$123,895,000
Other Industries(a)	1,711,177,537	—	—	1,711,177,537
Short-Term Investment Securities:
Collective Investment Pool	—	301,244,341	—	301,244,341
Commercial Paper	—	20,000,000	—	20,000,000
U.S. Government Treasuries	199,948	2,499,653	—	2,699,601
Repurchase Agreeement	—	3,701,000	—	3,701,000
Other Financial Instruments:(b)
Futures Contacts - Appreciation	2,226,804	—	—	2,226,804

Total	$1,837,499,289	$327,444,994	$—	$2,164,944,283

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 90.2%
Advertising Services - 0.6%

Groupe Aeroplan, Inc.	158,014	$1,322,136

Agricultural Chemicals - 0.6%

Intrepid Potash, Inc.†#	60,199	1,414,074

Apparel Manufacturers - 0.7%

Coach, Inc.	56,200	1,589,898

Applications Software - 1.5%

Salesforce.com, Inc.†#	66,187	3,433,120

Auto/Truck Parts & Equipment-Original - 0.4%

Tenneco, Inc.† #	52,700	827,390

Banks-Commercial - 0.5%

PrivateBancorp, Inc.	50,900	1,227,199

Batteries/Battery Systems - 0.7%

BYD Co., Ltd., Class H†(1)	246,400	1,549,482

Beverages-Wine/Spirits - 0.5%

Central European Distribution Corp.†#	33,962	1,093,576

Broadcast Services/Program - 0.5%

Discovery Communications, Inc., Class C†	53,663	1,254,104

Building Products-Cement - 1.6%

Martin Marietta Materials, Inc.#	32,162	2,816,748
Texas Industries, Inc.#	20,130	800,369

		3,617,117

Building-Residential/Commercial - 2.6%

Gafisa SA#	59,240	1,736,324
NVR, Inc.†#	3,028	2,044,657
Pulte Homes, Inc.#	163,830	2,093,748

		5,874,729

Casino Hotels - 2.1%

Las Vegas Sands Corp.†#	109,259	1,558,033
Wynn Resorts, Ltd.†	57,778	3,127,523

		4,685,556

Cellular Telecom - 0.9%

Millicom International Cellular SA†	12,831	905,355
NII Holdings, Inc.†	47,329	1,122,171

		2,027,526

Chemicals-Diversified - 1.5%

Celanese Corp., Class A	73,700	1,877,139
Rockwood Holdings, Inc.†	74,460	1,516,750

		3,393,889

Coal - 0.4%

Alpha Natural Resources, Inc.†	16,000	516,960
CONSOL Energy, Inc.	13,600	508,776

		1,025,736

Coatings/Paint - 0.4%

Valspar Corp.	33,200	889,096

Commercial Services-Finance - 1.3%

Moody’s Corp. #	33,217	904,831
Morningstar, Inc.†	46,756	2,071,291

		2,976,122

Computer Aided Design - 0.7%

Autodesk, Inc.†	73,406	1,719,903

Computer Services - 1.5%

Cognizant Technology Solutions Corp., Class A†	47,600	1,660,288
IHS, Inc., Class A†	35,847	1,734,995

		3,395,283

Computers - 0.6%

Palm, Inc.†#	96,422	1,285,305

Computers-Integrated Systems - 2.5%

Brocade Communications Systems, Inc.†#	259,400	1,875,462
Riverbed Technology, Inc.†#	63,300	1,220,424
Teradata Corp.†	93,753	2,524,768

		5,620,654

Computers-Memory Devices - 0.5%

NetApp, Inc.†	54,300	1,235,325

Consulting Services - 0.5%

The Corporate Executive Board Co.	45,528	1,094,948

Containers-Metal/Glass - 1.0%

Owens-Illinois, Inc.†	69,200	2,348,648

Dental Supplies & Equipment - 0.8%

Patterson Cos., Inc.† #	69,900	1,903,377

Diagnostic Equipment - 0.7%

Gen-Probe, Inc.† #	38,921	1,500,405

Distribution/Wholesale - 1.7%

Li & Fung, Ltd.(1)	1,154,000	3,849,150

Diversified Financial Services - 0.8%

IntercontinentalExchange, Inc.†	20,459	1,919,054

Diversified Operations - 1.3%

Leucadia National Corp.† #	122,405	3,044,212

E-Commerce/Services - 4.9%

Alibaba.com, Ltd.(1)	1,139,600	2,847,521
Ctrip.com International, Ltd. ADR†	74,174	3,630,076
NetFlix, Inc.†#	19,298	842,551
Priceline.com, Inc.† #	24,853	3,826,865

		11,147,013

Electronic Components-Semiconductors - 2.8%

Cree, Inc.† #	50,697	1,867,677
Fairchild Semiconductor International, Inc.†	132,967	1,337,648
National Semiconductor Corp. #	105,700	1,603,469
Rovi Corp.† #	49,600	1,509,824

		6,318,618

Energy-Alternate Sources - 0.6%

Covanta Holding Corp.† #	71,727	1,283,913

Engineering/R&D Services - 2.7%

Aecom Technology Corp.†	43,781	1,200,037
Fluor Corp.	45,000	2,380,500
McDermott International, Inc.†	110,500	2,625,480

		6,206,017

Engines-Internal Combustion - 0.6%

Cummins, Inc.	30,100	1,364,132

Finance-Credit Card - 1.1%

Redecard SA	182,397	2,496,866

Finance-Investment Banker/Broker - 2.7%

Greenhill & Co., Inc. #	22,676	1,795,939
Stifel Financial Corp.† #	46,800	2,634,840

TD Ameritrade Holding Corp.†	87,200	1,677,728

		6,108,507

Human Resources - 1.2%

Emergency Medical Services Corp., Class A†	37,658	1,707,790
Monster Worldwide, Inc.† #	64,293	1,042,833

		2,750,623

Insurance-Life/Health - 1.8%

Lincoln National Corp.	63,700	1,607,788
Principal Financial Group, Inc.	90,900	2,581,560

		4,189,348

Insurance-Multi-line - 0.4%

Genworth Financial, Inc., Class A	89,000	939,840

Internet Application Software - 1.3%

Tencent Holdings, Ltd.(1)	201,900	3,010,585

Internet Content-Entertainment - 0.5%

Perfect World Co., Ltd. ADR†	32,400	1,236,060

Internet Content-Information/News - 1.9%

Baidu, Inc. ADR†	12,808	4,227,408

Internet Infrastructure Software - 0.8%

Akamai Technologies, Inc.†#	103,248	1,821,295

Investment Management/Advisor Services - 1.4%

Calamos Asset Management, Inc., Class A	72,715	820,225
Janus Capital Group, Inc. #	178,500	2,270,520

		3,090,745

Machinery-Construction & Mining - 0.9%

Joy Global, Inc.	52,900	2,055,165

Medical Information Systems - 0.6%

Allscripts-Misys Healthcare Solutions, Inc.#	85,500	1,269,675

Medical Instruments - 2.6%

Intuitive Surgical, Inc.† #	14,591	3,249,562
Techne Corp.	42,791	2,638,921

		5,888,483

Medical Labs & Testing Services - 0.7%

Covance, Inc.†#	30,400	1,614,240

Medical Products - 0.9%

Varian Medical Systems, Inc.†#	47,000	2,024,290

Medical-Biomedical/Gene - 1.6%

Illumina, Inc.† #	106,414	3,753,222

Medical-Drugs - 0.7%

Allergan, Inc.	28,259	1,580,243

Oil Companies-Exploration & Production - 5.1%

Cabot Oil & Gas Corp.	29,100	1,025,775
EXCO Resources, Inc.†	72,800	1,067,248
PetroHawk Energy Corp.†	43,125	928,481
Range Resources Corp.	72,590	3,511,178
Southwestern Energy Co.†	3,489	128,605
Ultra Petroleum Corp.†	107,832	5,006,640

		11,667,927

Oil Field Machinery & Equipment - 0.6%

Cameron International Corp.†	40,300	1,439,113

Oil-Field Services - 1.0%

Key Energy Services, Inc.† #	319,700	2,285,855

Patient Monitoring Equipment - 0.8%

Mindray Medical International, Ltd. ADR#	56,222	1,737,260

Pharmacy Services - 0.3%

Ironwood Pharmaceutical, Inc.(4)(6)(7)	59,853	718,236

Racetracks - 0.6%

Penn National Gaming, Inc.†	49,200	1,437,132

Real Estate Operations & Development - 0.9%

Brookfield Asset Management, Inc., Class A	101,151	2,056,400

Retail-Apparel/Shoe - 2.3%

Abercrombie & Fitch Co., Class A#	43,910	1,417,854
Guess?, Inc. #	55,400	1,941,216
Gymboree Corp.†	40,900	1,831,911

		5,190,981

Retail-Automobile - 1.0%

AutoNation, Inc.† #	71,500	1,357,070
Penske Auto Group, Inc. #	47,000	831,430

		2,188,500

Retail-Major Department Stores - 1.0%

Sears Holdings Corp.†#	15,728	997,942
TJX Cos., Inc.	39,000	1,402,050

		2,399,992

Retail-Regional Department Stores - 0.9%

Kohl’s Corp.†	38,000	1,960,420

Retail-Restaurants - 1.4%

Starbucks Corp.†	169,476	3,218,349

Rubber-Tires - 1.0%

The Goodyear Tire & Rubber Co.†	136,800	2,255,832

Schools - 1.5%

New Oriental Education & Technology Group, Inc. ADR†	29,137	2,058,529
Strayer Education, Inc. #	6,835	1,442,869

		3,501,398

Semiconductor Components-Integrated Circuits - 2.0%

Cypress Semiconductor Corp.†#	102,600	1,038,312
Marvell Technology Group, Ltd.†	126,100	1,923,025
Maxim Integrated Products, Inc.	87,100	1,635,738

		4,597,075

Semiconductor Equipment - 0.8%

Teradyne, Inc.† #	218,500	1,802,625

Telecom Equipment-Fiber Optics - 0.9%

JDS Uniphase Corp.†	289,300	1,987,491

Textile-Home Furnishings - 0.4%

Mohawk Industries, Inc.† #	16,887	846,376

Transport-Rail - 1.0%

Kansas City Southern†#	91,500	2,186,850

Transport-Services - 3.2%

C.H. Robinson Worldwide, Inc.	79,988	4,500,125

Expeditors International of Washington, Inc.	88,354	2,885,642

		7,385,767

Water Treatment Systems - 0.8%

Nalco Holding Co.	104,578	1,871,946

Web Hosting/Design - 0.6%

Equinix, Inc.† #	16,562	1,395,514

Total Long-Term Investment Securities (cost $214,804,139)		205,624,341

SHORT-TERM INVESTMENT SECURITIES - 20.8%

Collective Investment Pool - 17.3%

Securities Lending Quality Trust (2)(5)	39,826,476	39,354,389

Time Deposits - 3.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/09	$8,001,000	8,001,000

Total Short-Term Investment Securities (cost $47,827,476)		47,355,389

TOTAL INVESTMENTS (cost $262,631,615) (3)	111.0%	252,979,730
Other assets less liabilities	(11.0)	(25,083,487)

NET ASSETS	100.0%	$227,896,243

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $11,256,738 representing 4.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2009, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Ironwood Pharmaceutical, Inc
(common stock)	09/11/2008	$59,853	$718,236	$718,236	$12.00	0.32%

(5)	At August 31, 2009, the Fund had loaned securities with a total value of $39,754,533. This was secured by collateral of $39,826,476 , which was received in cash and subsequently invested in short-term investments currently valued at $39,354,389 as reported in the Portfolio of Investments. The remaining collateral of $1,658,573 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	3.75% to 4.25%	11/15/17 to 11/15/18
United States Treasury Bonds	4.50% to 8.00%	11/15/21 to 02/15/36

(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(7)	Illiquid security. At August 31, 2009, the aggregate value of these securities was $718,236 representing 0.3% of net assets.

ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Oil Companies - Exploration & Production	$11,667,927	$—		$—	$11,667,927
Other Industries(a)	181,981,440	11,256,738	(b)	718,236	193,956,414
Short-Term Investment Securities:
Collective Investment Pool	—	39,354,389		—	39,354,389
Time Deposits	—	8,001,000		—	8,001,000

Total	$193,649,367	$58,612,127		$718,236	$252,979,730

(a)    Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

(b)    Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)

The following is reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock - Other Industries

Balance as of 5/31/2009	$718,236

Accrued discounts/premiums	—

Realized gain(loss)	—

Change in unrealized appreciation (depreciation)	—

Net purchases(sales)	—

Transfers in and/or out of Level 3	—

Balance as of 8/31/2009	$718,236

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 81.5%
Certificates of Deposit - 5.5%
Barclays Bank PLC
1.40% due 11/04/09(1)	$7,900,000	$7,900,000
Calyon
1.56% due 10/19/09(1)	7,500,000	7,501,118
Deutsche Bank AG
0.64% due 09/01/09(1)	8,000,000	8,000,595
Rabobank Nederland NV
1.01% due 09/04/09(1)	7,600,000	7,600,006

Total Certificates of Deposit
(amortized cost $31,001,719)		31,001,719

Commercial Paper - 2.8%
Bank of America Corp.
0.17% due 09/01/09	8,000,000	8,000,000
Lloyds TSB Bank PLC
0.17% due 09/01/09	8,000,000	8,000,000

Total Commercial Paper
(amortized cost $16,000,000)		16,000,000

U.S. Corporate Bonds & Notes - 7.4%

Bank of America NA
FDIC Guar. Notes
0.66% due 09/14/09(1)	15,500,000	15,500,000
Bank of America Corp. Senior Notes
0.72% due 09/25/09(1)	6,000,000	6,002,044
Citigroup Funding, Inc.
FDIC Guar. Notes
0.59% due 10/30/09(1)	7,400,000	7,409,539
General Electric Capital Corp.
Senior Notes
0.61% due 10/04/09(1)	3,500,000	3,499,566
General Electric Capital Corp.
FDIC Guar. Notes
1.26% due 09/09/09(1)	7,300,000	7,378,252
JPMorgan Chase & Co.
FDIC Guar. Notes
0.49% due 11/23/09(1)	2,000,000	2,000,000

Total U.S. Corporate Bonds & Notes
(amortized cost $41,789,401)		41,789,401

Medium Term Notes -2.6%

Bear Stearns Co., Inc.
0.90% due 09/09/09(1)	6,525,000	6,524,565
Citigroup Funding, Inc.
1.52% due 11/09/09(1)	8,492,000	8,425,200

Total Medium Term Notes
(amortized cost $14,949,765)		14,949,765

U.S. Government Agencies - 63.2%

Federal Farm Credit Bank
0.26% due 09/27/09(1)	8,000,000	7,998,895
0.68% due 09/10/09(1)	7,800,000	7,800,000
Federal Home Loan Bank
0.19% due 09/23/09	20,000,000	19,997,739
0.25% due 09/21/09(1)	16,000,000	16,000,000
0.41% due 10/13/09(1)	29,500,000	29,496,488
0.45% due 09/16/09	7,700,000	7,698,556
0.50% due 10/08/09(1)	17,000,000	17,000,923
0.59% due 09/02/09	20,000,000	19,999,672
0.80% due 11/20/09	15,000,000	14,973,333
0.90% due 04/07/10	11,000,000	10,996,687
1.00% due 01/19/10	1,200,000	1,195,333
1.00% due 02/12/10	14,000,000	13,936,222
1.02% due 02/26/10	9,500,000	9,496,099
1.05% due 02/23/10	7,700,000	7,696,249
1.05% due 03/05/10	7,600,000	7,597,620
Federal Home Loan Mtg. Corp.
0.24% due 12/22/09	9,000,000	8,993,280
0.25% due 10/20/09	17,000,000	16,994,215
0.28% due 12/14/09	8,000,000	7,993,529
0.34% due 11/04/09(1)	10,000,000	10,000,000
0.41% due 10/12/09(1)	6,000,000	5,999,911
0.61% due 10/07/09(1)	8,000,000	7,998,722
0.62% due 09/10/09(1)	15,000,000	14,998,007
0.68% due 09/30/09	24,000,000	23,986,853
Federal National Mtg. Assoc.
0.31% due 01/11/10	9,000,000	8,989,770
0.33% due 02/01/10	8,000,000	7,988,780
0.40% due 10/13/09(1)	7,600,000	7,608,886
0.40% due 11/12/09(1)	29,000,000	28,998,748
0.42% due 11/05/09(1)	7,700,000	7,699,155
1.55% due 09/02/09	7,600,000	7,599,673

Total U.S. Government Agencies
(amortized cost $357,733,345)		357,733,345

Total Short-Term Investment Securities - 81.5%
(amortized cost $461,474,230)		461,474,230

REPURCHASE AGREEMENT - 22.1%

UBS Securities LLC Joint Repurchase Agreement(2)
(amortized cost $124,981,000)	124,981,000	124,981,000

TOTAL INVESTMENTS —
(amortized cost $586,455,230) (3)	103.6%	586,455,230
Liabilities in excess of other assets	(3.6)	(20,571,057)

NET ASSETS	100.0%	$565,884,173

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2009; maturity date reflects the next reset date
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FDIC - Federal Deposit Insurance Corp.

Allocation of investments as a percentage of net assets by industry category as of August 31, 2009:

U.S. Government Agencies	63.2%
Repurchase Agreements	22.1
Super-Regional Banks - U.S.	5.2
Foreign Banks	4.1
Diversified Financial Services	4.0
Money Center Banks	3.1
Finance	1.9

103.6%

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Short-Term Investment Securities::
Certificates of Deposit	$—	$31,001,719	$—	$31,001,719
Commercial Paper	—	16,000,000	—	16,000,000
U.S. Corporate Bonds & Notes	—	41,789,401	—	41,789,401
Medium Term Notes	—	14,949,765	—	14,949,765
U.S. Government Agencies	—	357,733,345	—	357,733,345
Repurchase Agreement	—	124,981,000	—	124,981,000

Total	$—	$586,455,230	$—	$586,455,230

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 - (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.9%
Airlines - 0.2%

Ryanair Holdings PLC ADR†#	6,785	$185,841

Applications Software - 6.5%

Check Point Software Technologies, Ltd.†	12,108	337,450
Citrix Systems, Inc.†	12,547	447,677
Intuit, Inc.†	23,750	659,538
Microsoft Corp.	178,745	4,406,064

		5,850,729

Auto-Heavy Duty Trucks - 1.0%

PACCAR, Inc.#	23,756	859,255

Beverages-Non-alcoholic - 0.2%

Hansen Natural Corp.†#	5,229	170,779

Broadcast Services/Program - 0.2%

Liberty Global, Inc., Class A†#	8,363	183,066

Cable/Satellite TV - 2.9%

Comcast Corp., Class A	84,332	1,291,966
DISH Network Corp., Class A†	12,547	204,642
The DIRECTV Group, Inc.†#	42,832	1,060,520

		2,557,128

Casino Hotels - 0.5%

Wynn Resorts, Ltd.†	7,829	423,784

Cellular Telecom - 0.7%

Millicom International Cellular SA†	6,126	432,250
NII Holdings, Inc.†	9,401	222,898

		655,148

Chemicals-Specialty - 0.4%

Sigma-Aldrich Corp.#	6,843	347,624

Commercial Services-Finance - 1.5%

Automatic Data Processing, Inc.	20,688	793,385
Paychex, Inc.#	19,976	565,121

		1,358,506

Computer Aided Design - 0.4%

Autodesk, Inc.†	13,873	325,044

Computer Services - 1.0%

Cognizant Technology Solutions Corp., Class A†	16,614	579,496
Infosys Technologies, Ltd. ADR#	6,554	283,329

		862,825

Computers - 17.3%

Apple, Inc.†	72,614	12,214,401
Dell, Inc.†	41,887	663,071
Research In Motion, Ltd.†	33,070	2,416,094
Sun Microsystems, Inc.†	18,214	169,026

		15,462,592

Computers-Memory Devices - 1.0%

NetApp, Inc.†	20,183	459,163
Seagate Technology	28,598	396,083

		855,246

Computers-Periphery Equipment - 0.2%

Logitech International SA†#	10,175	185,999

Data Processing/Management - 0.6%

Fiserv, Inc.†	11,358	548,024

Dental Supplies & Equipment - 0.5%

Dentsply International, Inc.#	8,321	280,501
Patterson Cos., Inc.†#	6,826	185,872

		466,373

Distribution/Wholesale - 0.3%

Fastenal Co.#	8,286	299,953

E-Commerce/Products - 1.5%

Amazon.com, Inc.†	16,648	1,351,651

E-Commerce/Services - 2.3%

eBay, Inc.†	55,997	1,239,774
Expedia, Inc.†	16,548	381,431
IAC/InterActive Corp.†#	7,968	147,567
Liberty Media Corp., Series A†	31,888	305,487

		2,074,259

Electronic Components-Misc. - 0.7%

Flextronics International, Ltd.†	51,293	304,167
Garmin, Ltd.#	10,841	356,344

		660,511

Electronic Components-Semiconductors - 5.1%

Altera Corp.	24,084	462,654
Broadcom Corp., Class A†	22,884	651,050
Intel Corp.	114,129	2,319,101
Microchip Technology, Inc.#	8,872	235,551
NVIDIA Corp.†	31,300	454,476
Xilinx, Inc.	21,221	471,955

		4,594,787

Electronic Forms - 1.1%

Adobe Systems, Inc.†	29,954	941,155

Electronic Measurement Instruments - 0.2%

FLIR Systems, Inc.†#	9,176	211,232

Energy-Alternate Sources - 0.6%

First Solar, Inc.†#	4,317	524,861

Engineering/R&D Services - 0.2%

Foster Wheeler AG†	7,707	223,118

Enterprise Software/Service - 3.7%

CA, Inc.	29,081	648,216
Oracle Corp.	121,260	2,651,956

		3,300,172

Entertainment Software - 1.3%

Activision Blizzard, Inc.†	67,052	778,474
Electronic Arts, Inc.†	18,999	346,162

		1,124,636

Hazardous Waste Disposal - 0.3%

Stericycle, Inc.†	5,204	257,702

Internet Content-Information/News - 0.6%

Baidu, Inc. ADR†	1,539	507,962

Internet Infrastructure Software - 0.2%

Akamai Technologies, Inc.†#	9,664	170,473

Internet Security - 1.1%

Symantec Corp.†	50,098	757,482
VeriSign, Inc.†#	10,610	224,826

		982,308

Linen Supply & Related Items - 0.3%

Cintas Corp.#	10,698	293,553

Machinery-Construction & Mining - 0.3%

Joy Global, Inc.	5,858	227,583

Medical Information Systems - 0.3%

Cerner Corp.†#	4,682	288,926

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†#	2,207	491,521

Medical Products - 0.3%

Henry Schein, Inc.†#	5,246	277,933

Medical-Biomedical/Gene - 9.5%

Amgen, Inc.†	27,536	1,645,001
Biogen Idec, Inc.†	18,305	919,094
Celgene Corp.†	26,634	1,389,496
Genzyme Corp.†	19,736	1,099,493
Gilead Sciences, Inc.†	52,091	2,347,220
Illumina, Inc.†#	7,048	248,583
Life Technologies Corp.†	10,316	459,371
Vertex Pharmaceuticals, Inc.†#	10,566	395,274

		8,503,532

Medical-Drugs - 0.3%

Cephalon, Inc.†	4,197	238,935

Medical-Generic Drugs - 2.4%

Teva Pharmaceutical Industries, Ltd. ADR	42,015	2,163,772

Multimedia - 1.0%

News Corp., Class A	82,822	887,852

Networking Products - 3.4%

Cisco Systems, Inc.†	120,255	2,597,508
Juniper Networks, Inc.†	20,065	462,900

		3,060,408

Pharmacy Services - 1.1%

Express Scripts, Inc.†	14,121	1,019,819

Research & Development - 0.2%

Pharmaceutical Product Development, Inc.	6,692	134,576

Retail-Apparel/Shoe - 0.7%

Ross Stores, Inc.	7,481	348,914
Urban Outfitters, Inc.†	9,702	275,828

		624,742

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†#	7,892	302,106

Retail-Bedding - 0.8%

Bed Bath & Beyond, Inc.†	20,472	746,819

Retail-Discount - 0.8%

Costco Wholesale Corp.	13,341	680,124

Retail-Major Department Stores - 0.5%

Sears Holdings Corp.†#	7,320	464,454

Retail-Office Supplies - 0.7%

Staples, Inc.	28,041	605,966

Retail-Restaurants - 1.3%

Starbucks Corp.†	59,710	1,133,893

Schools - 0.7%

Apollo Group, Inc., Class A†	9,489	615,077

Semiconductor Components-Integrated Circuits - 1.5%

Linear Technology Corp.#	17,336	460,617
Marvell Technology Group, Ltd.†	34,468	525,637
Maxim Integrated Products, Inc.	17,505	328,744

		1,314,998

Semiconductor Equipment - 1.3%

Applied Materials, Inc.	40,119	528,768
KLA-Tencor Corp.	12,014	374,837
Lam Research Corp.†#	7,617	233,842

		1,137,447

Steel-Producers - 0.2%

Steel Dynamics, Inc.	12,893	213,379

Therapeutics - 0.3%

Warner Chilcott PLC†#	14,612	297,646

Transport-Services - 1.1%

C.H. Robinson Worldwide, Inc.	9,774	549,885
Expeditors International of Washington, Inc.	12,166	397,342

		947,227

Transport-Truck - 0.2%

J.B. Hunt Transport Services, Inc.	7,354	206,133

Web Portals/ISP - 5.1%

Google, Inc., Class A†	8,559	3,951,433
Yahoo!, Inc.†	39,152	572,011

		4,523,444

Wireless Equipment - 6.1%

QUALCOMM, Inc.	116,485	5,407,234

X-Ray Equipment - 0.3%

Hologic, Inc.†	15,741	258,939

Total Long-Term Investment Securities
(cost $74,532,918)		85,590,781

SHORT-TERM INVESTMENT SECURITIES - 9.6%
Collective Investment Pool - 8.9%
Securities Lending Quality Trust(1)(2)	8,045,710	7,950,339

U.S. Government Treasuries - 0.7%
United States Treasury Bills
0.16% due 10/08/09(3)	$600,000	599,901

Total Short-Term Investment Securities
(cost $8,645,611)		8,550,240

REPURCHASE AGREEMENT - 3.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/01/09 in the amount of $3,328,001 and collateralized by $3,205,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $3,396,980

(cost $3,328,000)	3,328,000	3,328,000

TOTAL INVESTMENTS
(cost $86,506,529)(4)	109.2%	97,469,021
Liabilities in excess of other assets	(9.2)	(8,179,652)

NET ASSETS	100.0%	$89,289,369

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)

At August 31, 2009, the Fund had loaned securities with a total value of $7,997,124. This was secured by collateral of $8,045,710, which was received in cash and subsequently invested in short-term investments currently valued at $7,950,339 as reported in the Portfolio of Investments. The remaining collateral of $225,639 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	0.01%	12/17/09 to 04/01/10
United States Treasury Notes	3.63% to 4.50%	05/15/10 to 08/15/19
United States Treasury Bonds	3.50% to 8.00%	11/15/21 to 02/15/39

(3)		The Security or a portion hereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)		See Note 5 for cost of investments on a tax basis.
ADR	-	American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2009	Unrealized Appreciation (Depreciation)
123	Long	Nasdaq 100 E-Mini Index	September 2009	$3,848,423	$3,997,500	$149,077

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Applications Software	$5,850,729	$—	$—	$5,850,729
Computers	15,462,592	—	—	15,462,592
Electronic Components - Semiconductors	4,594,787	—	—	4,594,787
Medical - Biomedical/Gene	8,503,532	—	—	8,503,532
Web Portals/ISP	4,523,444	—	—	4,523,444
Wireless Equipment	5,407,235	—	—	5,407,235
Other Industries(a)	41,248,462	—	—	41,248,462
Short-Term Investment Securities:
Collective Investment Pool	—	7,950,339	—	7,950,339
U.S. Government Treasuries	—	599,901	—	599,901
Repurchase Agreement	—	3,328,000	—	3,328,000
Other Financial Instruments:(b)
Futures Contracts - Appreciation	149,077	—	—	149,077

Total	$85,739,858	$11,878,240	$—	$97,618,098

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.8%
Advertising Sales - 0.1%

Focus Media Holding, Ltd. ADR†#	84,600	$758,016

Agricultural Chemicals - 0.5%

Monsanto Co.	35,450	2,973,546

Applications Software - 9.6%

Intuit, Inc.†	27,745	770,479
Microsoft Corp.	1,852,255	45,658,086
Red Hat, Inc.†	337,842	7,756,852
Salesforce.com, Inc.†#	148,286	7,691,595

		61,877,012

Audio/Video Products - 0.2%

Tivo, Inc.†#	110,300	1,082,043

Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc.#	29,525	731,334

Cable/Satellite TV - 0.3%

Time Warner Cable, Inc.	43,570	1,608,604

Cellular Telecom - 0.4%

MetroPCS Communications, Inc.†#	336,100	2,675,356

Commercial Services - 1.2%

Alliance Data Systems Corp.†#	119,010	6,612,195
Quanta Services, Inc.†	59,990	1,326,979

		7,939,174

Commercial Services-Finance - 2.7%

Automatic Data Processing, Inc.	88,285	3,385,730
The Western Union Co.	498,000	8,983,920
Visa, Inc., Class A	68,100	4,841,910

		17,211,560

Computer Aided Design - 1.2%

Autodesk, Inc.†	324,750	7,608,892

Computer Graphics - 0.1%

Monotype Imaging Holdings, Inc.†	43,000	352,170

Computer Services - 3.6%

Accenture, Ltd., Class A	485,514	16,021,962
Cognizant Technology Solutions Corp., Class A†	179,985	6,277,877
DST Systems, Inc.†	25,577	1,171,682

		23,471,521

Computer Software - 0.6%

Omniture, Inc.†#	254,100	3,636,171

Computers - 14.6%

Acer, Inc. GDR	229,563	2,525,193
Apple, Inc.†	212,350	35,719,393
Dell, Inc.†	415,830	6,582,589
Hewlett-Packard Co.	337,677	15,158,320
HTC Corp. GDR†	25,028	1,006,701
International Business Machines Corp.	100,734	11,891,649
Palm, Inc.†#	286,900	3,824,377
Research In Motion, Ltd.†	237,511	17,352,554

		94,060,776

Computers-Integrated Systems - 1.0%

Riverbed Technology, Inc.†#	266,660	5,141,205
Teradata Corp.†	40,229	1,083,367

		6,224,572

Computers-Memory Devices - 3.4%

EMC Corp.†	284,815	4,528,558
NetApp, Inc.†	212,100	4,825,275
SanDisk Corp.†	152,005	2,690,489
Seagate Technology	433,000	5,997,050
Western Digital Corp.†	110,610	3,791,711

		21,833,083

Consulting Services - 0.3%

Genpact, Ltd.†	173,400	2,190,042

Data Processing/Management - 0.2%

Commvault Systems, Inc.†	57,300	1,048,017

Decision Support Software - 0.3%

MSCI, Inc., Class A†	71,800	2,112,356

E-Commerce/Products - 0.9%

Amazon.com, Inc.†	65,755	5,338,648
MercadoLibre, Inc.†#	19,900	626,253

		5,964,901

E-Commerce/Services - 0.1%

eBay, Inc.†	32,795	726,081

E-Marketing/Info - 0.2%

Digital River, Inc.†	36,800	1,299,776

Electronic Components-Misc. - 0.4%

HON HAI Precision Industry Co., Ltd.(1)	150,606	503,489
HON HAI Precision Industry Co., Ltd. GDR†*	308,668	2,098,942

		2,602,431

Electronic Components-Semiconductors - 13.0%

Altera Corp.#	384,083	7,378,234
Avago Technologies, Ltd.†	26,270	478,114
Broadcom Corp., Class A†	72,941	2,075,172
Infineon Technologies AG†(1)	864,334	4,555,724
Intel Corp.	1,133,525	23,033,228
Intersil Corp., Class A	96,000	1,420,800
MEMC Electronic Materials, Inc.†	78,200	1,247,290
Micron Technology, Inc.†#	430,280	3,171,164
National Semiconductor Corp.#	224,200	3,401,114
NVIDIA Corp.†	38,400	557,568
ON Semiconductor Corp.†	692,017	5,584,577
Rovi Corp.†#	158,300	4,818,652
Samsung Electronics Co., Ltd.(1)	3,690	2,271,586
Samsung Electronics Co., Ltd. GDR†*	19,090	5,860,630
Texas Instruments, Inc.	320,880	7,890,439
Xilinx, Inc.	462,057	10,276,148

		84,020,440

Electronic Connectors - 0.6%

Amphenol Corp., Class A	108,935	3,808,368

Electronic Design Automation - 0.2%

Cadence Design Systems, Inc.†	169,100	1,060,257

Electronic Forms - 0.5%

Adobe Systems, Inc.†	106,150	3,335,233

Electronic Measurement Instruments - 1.0%

Advantest Corp.#(1)	116,100	2,882,941
National Instruments Corp.#	50,000	1,281,500
Trimble Navigation, Ltd.†	87,300	2,222,658

		6,387,099

Energy-Alternate Sources - 0.6%

First Solar, Inc.†#	31,055	3,775,667

Engineering/R&D Services - 0.2%

ABB, Ltd.†(1)	21,893	422,099
ABB, Ltd. ADR†	56,795	1,088,760

		1,510,859

Enterprise Software/Service - 3.2%

Autonomy Corp. PLC†(1)	60,060	1,263,023
BMC Software, Inc.†	80,340	2,864,121
CA, Inc.	105,300	2,347,137
Oracle Corp.	645,604	14,119,360

		20,593,641

Entertainment Software - 1.4%

Activision Blizzard, Inc.†	175,685	2,039,703
Electronic Arts, Inc.†	359,876	6,556,941
UBISOFT Entertainment†(1)	38,400	684,373

		9,281,017

Industrial Audio & Video Products - 0.1%

Dolby Laboratories, Inc., Class A†	15,900	620,259

Internet Application Software - 1.5%

RealNetworks, Inc.†	597,200	2,114,088
Tencent Holdings, Ltd.(1)	504,600	7,524,225

		9,638,313

Internet Content-Entertainment - 0.5%

Shanda Interactive Entertainment, Ltd. ADR†#	67,579	3,308,668

Internet Content-Information/News - 0.9%

Baidu, Inc. ADR†	18,315	6,045,049

Internet Infrastructure Software - 0.5%

F5 Networks, Inc.†	101,772	3,510,116

Internet Security - 2.2%

McAfee, Inc.†	274,655	10,925,776

VeriSign, Inc.†	164,300	3,481,517

		14,407,293

Medical Instruments - 0.4%

Medtronic, Inc.	26,300	1,007,290
St. Jude Medical, Inc.†	46,400	1,788,256

		2,795,546

Medical Products - 0.2%

Stryker Corp.	32,300	1,339,158

Medical-HMO - 0.2%

WellPoint, Inc.†	19,400	1,025,290

Medical-Wholesale Drug Distribution - 0.3%

McKesson Corp.	31,300	1,779,718

Multimedia - 0.4%

Time Warner, Inc.	99,200	2,768,672

Networking Products - 4.9%

Atheros Communications, Inc.†#	99,576	2,752,281
BigBand Networks, Inc.†#	52,100	202,669
Cisco Systems, Inc.†	1,094,547	23,642,215
Juniper Networks, Inc.†	210,890	4,865,232

		31,462,397

Power Converter/Supply Equipment - 0.2%

Delta Electronics, Inc. GDR†*	111,084	1,484,882

Retail-Consumer Electronics - 0.5%

Best Buy Co., Inc.	89,000	3,228,920

Retail-Drug Store - 0.5%

CVS Caremark Corp.	91,400	3,429,328

Schools - 0.4%

Apollo Group, Inc., Class A†	21,630	1,402,057
Strayer Education, Inc.#	4,450	939,395

		2,341,452

Semiconductor Components-Integrated Circuits - 2.9%

Analog Devices, Inc.	46,500	1,313,625
Linear Technology Corp.#	129,000	3,427,530
Marvell Technology Group, Ltd.†	270,000	4,117,500
Maxim Integrated Products, Inc.	285,964	5,370,404
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	393,858	4,214,280

		18,443,339

Semiconductor Equipment - 0.9%

ASML Holding NV#	127,970	3,515,336
Lam Research Corp.†#	73,058	2,242,880

		5,758,216

Software Tools - 0.5%

VMware, Inc. Class A†	84,955	3,009,956

Telecom Equipment-Fiber Optics - 0.3%

Finisar Corp.†	1,165,203	1,025,379
JDS Uniphase Corp.†	170,537	1,171,589

		2,196,968

Telecom Services - 0.3%

China Telecom Corp., Ltd.(1)	1,442,000	741,981
China Telecom Corp., Ltd. ADR#	19,121	987,217

		1,729,198

Telecommunication Equipment - 0.4%

Alcatel-Lucent†(1)	331,800	1,252,578
Alcatel-Lucent ADR†	328,500	1,231,875
Sonus Networks, Inc.†	40,600	85,666

		2,570,119

Toys - 1.3%

Nintendo Co., Ltd.(1)	31,900	8,603,052

Web Hosting/Design - 1.0%

Equinix, Inc.†#	64,785	5,458,784
Rackspace Hosting, Inc.†#	94,200	1,218,948

		6,677,732

Web Portals/ISP - 5.5%

Google, Inc., Class A†	46,913	21,658,325
NetEase.com, Inc. ADR†#	127,005	5,332,940
SINA Corp.†	87,995	2,639,850
Sohu.com, Inc.†	20,763	1,268,619

Yahoo!, Inc.†	314,605	4,596,379

		35,496,113

Wireless Equipment - 6.3%

American Tower Corp., Class A†	270,125	8,549,456
Motorola, Inc.	840,830	6,037,160
Nokia Oyj ADR#	109,200	1,529,892
QUALCOMM, Inc.	527,619	24,492,074

		40,608,582

Total Common Stock
(cost $547,176,072)		618,038,351

EXCHANGE TRADED FUND - 0.9%
Index Fund
iShares S&P GSTI Technology Index Fund (cost $5,522,044)	128,660	6,043,160

EQUITY CERTIFICATES - 0.2%†
Finance-Investment Banker/Broker - 0.2%

JP Morgan International Derivatives, Ltd. -
CIA Brasileira de Meios de Pagamento*(4)
(cost $1,086,029)	136,200	1,154,976

Total Long-Term Investment Securities
(cost $553,784,145)		625,236,487

SHORT-TERM INVESTMENT SECURITIES - 13.1%
Collective Investment Pool - 9.7%

Securities Lending Quality Trust(2)(5)	63,337,406	62,586,631

Time Deposits - 0.6%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/01/09	$3,775,000	3,775,000

Registered Investment Company - 2.8%

T. Rowe Price Reserve Investment Fund	17,657,003	17,657,003

Total Short-Term Investment Securities
(cost $84,769,409)		84,018,634

TOTAL INVESTMENTS
(cost $638,553,554)(3)	110.0%	709,255,121
Liabilities in excess of other assets	(10.0)	(64,301,434)

NET ASSETS	100.0%	$644,953,687

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2009, the aggregate value of these securities was $10,325,526 representing 1.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $30,705,070 representing 4.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Illiquid security, at August 31, 2009, the aggregate value of this security was $1,154,976 representing 0.2% of net assets.
(5)	At August 31, 2009, the Fund had loaned securities with a total value of $60,892,554. This was secured by collateral of $63,337,406, which was received in cash and subsequently invested in short-term investments currently valued at $62,586,631 as reported in the Portfolio of Investments. The remaining collateral of $238,843 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund's net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	1.75%	03/31/14
United States Treasury Bonds	7.88% to 8.13%	02/15/21 to 08/15/21

ADR -	American Depository Receipt
GDR -	Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Application Software	$61,877,012	$—		$—	$61,877,012
Computers	94,060,776	—		—	94,060,776
Electronic Components—Semiconductors	77,193,130	6,827,310	(b)	—	84,020,440
Web Portals/ISP	35,496,113	—		—	35,496,113
Wireless Equipment	40,608,582	—		—	40,608,582
Other Industries(a)	278,097,668	23,877,760	(b)	—	301,975,428
Exchange Traded Fund	6,043,160	—		—	6,043,160
Equity Certificates	1,154,976	—		—	1,154,976
Short-Term Investment Securities:
Collective Investment Pool	—	62,586,631		—	62,586,631
Time Deposits	—	3,775,000		—	3,775,000
Registered Investment Company	—	17,657,003		—	17,657,003

Total	$594,531,417	$114,723,704		$—	$709,255,121

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 - (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.7%
Advertising Services - 1.5%

inVentiv Health, Inc.†	35,055	$557,374
Marchex, Inc., Class B#	77,057	329,804

		887,178

Aerospace/Defense - 1.1%

Esterline Technologies Corp.†	20,800	643,136

Alternative Waste Technology - 0.7%

Calgon Carbon Corp.†#	29,800	426,140

Audio/Video Products - 1.1%

TiVo, Inc.†#	65,300	640,593

Banks-Commercial - 1.0%

First Commonwealth Financial Corp. #	29,200	179,872
Signature Bank†#	13,362	405,670

		585,542

Cable/Satellite TV - 0.2%

LodgeNet Interactive Corp.†#	19,344	135,021

Casino Services - 1.5%

Scientific Games Corp., Class A†	36,600	564,372
Shuffle Master, Inc.†	40,653	308,150

		872,522

Commercial Services - 3.5%

Live Nation, Inc.†#	150,400	1,057,312
TeleTech Holdings, Inc.†	23,552	401,797
Weight Watchers International, Inc.#	19,700	540,371

		1,999,480

Commercial Services-Finance - 3.9%

Dollar Financial Corp.†#	37,900	660,597
Global Cash Access Holdings, Inc.†#	136,335	988,429
Wright Express Corp.†	18,915	596,201

		2,245,227

Computer Services - 3.1%

IHS, Inc., Class A†#	6,241	302,064
SYKES Enterprises, Inc.†	71,441	1,499,547

		1,801,611

Computer Software - 1.8%

Omniture, Inc.†#	73,704	1,054,704

Consulting Services - 4.7%

Forrester Research, Inc.†#	18,003	423,790
FTI Consulting, Inc.†#	8,515	370,743
Gartner, Inc.†#	68,376	1,139,144
Information Services Group Inc†#	86,110	342,718
Navigant Consulting, Inc.†#	35,130	442,287

		2,718,682

Dental Supplies & Equipment - 1.4%

Align Technology, Inc.†#	22,200	297,480
Sirona Dental Systems, Inc.†#	19,129	505,771

		803,251

Diagnostic Kits - 1.0%

Inverness Medical Innovations, Inc.†#	16,340	581,704

Distribution/Wholesale - 0.4%

LKQ Corp.†	13,700	237,832

Diversified Manufacturing Operations - 0.7%

Acuity Brands, Inc. #	12,923	414,958

E-Commerce/Products - 1.8%

Shutterfly, Inc.†	70,822	1,024,086

E-Commerce/Services - 0.6%

Move, Inc.†#	126,400	365,296

E-Services/Consulting - 5.0%

GSI Commerce, Inc.†#	120,220	2,084,615
Sapient Corp.†#	108,307	793,890

		2,878,505

Educational Software - 3.0%

SkillSoft PLC ADR†#	203,426	1,741,327

Electronic Components-Semiconductors - 3.4%

Microsemi Corp.†	60,029	847,009
PMC-Sierra, Inc.†#	120,000	1,089,600

		1,936,609

Enterprise Software/Service - 1.1%

Lawson Software, Inc.†#	99,272	611,515

Entertainment Software - 0.6%

THQ, Inc.†	57,800	318,478

Filtration/Separation Products - 0.7%

Polypore International, Inc.†#	34,056	387,217

Finance-Investment Banker/Broker - 2.1%

Evercore Partners, Inc., Class A#	17,007	428,236
GFI Group, Inc. #	45,344	324,663
MF Global, Ltd.†#	61,700	441,155

		1,194,054

Food-Misc. - 0.4%

Senomyx, Inc.†#	52,560	202,882

Gambling (Non-Hotel) - 0.4%

Pinnacle Entertainment, Inc.†#	25,665	240,738

Human Resources - 3.0%

Administaff, Inc. #	15,500	374,170
On Assignment, Inc.†	122,706	490,824
Resources Connection, Inc.†	55,929	861,866

		1,726,860

Insurance-Property/Casualty - 2.3%

Navigators Group, Inc.†	6,215	322,559
Tower Group, Inc. #	41,750	1,001,582

		1,324,141

Internet Application Software - 0.5%

Cybersource Corp.†#	19,100	293,185

Internet Content-Information/News - 0.5%

The Knot, Inc.†#	28,020	283,002

Leisure Products - 1.8%

Brunswick Corp. #	23,900	222,031
WMS Industries, Inc.†#	19,696	833,732

		1,055,763

Lighting Products & Systems - 0.6%

Universal Display Corp.†#	28,897	314,977

Machinery-Construction & Mining - 0.5%

Bucyrus International, Inc.#	9,200	274,620

Machinery-General Industrial - 3.4%

Chart Industries, Inc.†	15,300	285,498
Gardner Denver, Inc.†	22,044	715,769
Middleby Corp.†#	9,400	443,586
Wabtec Corp.#	14,200	531,790

		1,976,643

Marine Services - 0.4%

Great Lakes Dredge & Dock Corp.	30,507	199,516

Medical Instruments - 5.9%

ev3, Inc.†	68,184	868,664
NuVasive, Inc.†#	11,300	452,791
SenoRx, Inc.†#	38,122	190,229
Spectranetics Corp.†#	96,160	560,613
Symmetry Medical, Inc.†#	48,579	535,340
Volcano Corp.†#	55,757	797,325

		3,404,962

Medical Products - 1.3%

Greatbatch, Inc.†#	34,600	744,938

Medical Sterilization Products - 0.7%

STERIS Corp.#	13,953	404,916

Medical-Biomedical/Gene - 1.2%

Celera Corp.†#	33,966	222,138
OSI Pharmaceuticals, Inc.†#	13,700	457,854

		679,992

Medical-Generic Drugs - 0.4%

Impax Laboratories, Inc.†#	31,788	241,271

Metal Processors & Fabrication - 0.5%

Timken Co.	14,100	297,651

Networking Products - 1.2%

Ixia†	108,533	663,137

Oil Companies-Exploration & Production - 3.1%

Concho Resources, Inc.†	16,000	521,440
Goodrich Petroleum Corp.†#	17,600	421,344
Venoco, Inc.†#	38,800	312,340
Whiting Petroleum Corp.†#	10,309	500,399

		1,755,523

Printing-Commercial - 1.1%

VistaPrint, Ltd.†#	14,577	604,071

Real Estate Management/Services - 0.7%

CB Richard Ellis Group, Inc., Class A†#	35,950	425,648

Recreational Vehicles - 1.4%

Polaris Industries, Inc.#	21,271	802,129

Resort/Theme Parks - 0.7%

Great Wolf Resorts, Inc.†#	108,620	381,256

Retail-Building Products - 0.5%

Lumber Liquidators, Inc.†#	12,687	279,114

Retail-Restaurants - 1.3%

CKE Restaurants, Inc.	47,300	457,391
PF Chang’s China Bistro, Inc.†#	9,800	312,718

		770,109

Schools - 2.5%

Bridgepoint Education, Inc.†#	26,452	485,923
Grand Canyon Education, Inc.†#	23,820	414,468
K12, Inc.†#	25,900	533,281

		1,433,672

Steel Pipe & Tube - 0.7%

Mueller Water Products, Inc., Class A	85,400	392,840

Telecom Services - 3.0%

Cbeyond, Inc.†#	90,720	1,302,739
PAETEC Holding Corp.†#	153,851	430,783

		1,733,522

Theaters - 2.6%

Cinemark Holdings, Inc.	49,474	496,719
National CineMedia, Inc.#	66,388	995,820

		1,492,539

Therapeutics - 0.7%

Onyx Pharmaceuticals, Inc.†#	13,250	424,927

Transactional Software - 4.4%

Innerworkings, Inc.†#	116,186	666,908
Solera Holdings, Inc.#	45,026	1,185,985
Synchronoss Technologies, Inc.†	64,613	686,836

		2,539,729

Transport-Services - 0.5%

UTi Worldwide, Inc.†#	22,200	285,270

Ultra Sound Imaging Systems - 1.2%

SonoSite, Inc.†#	28,708	668,035

Wireless Equipment - 0.4%

SBA Communications Corp., Class A†#	9,300	224,223

Total Long-Term Investment Securities
(cost $57,262,682)		55,046,469

SHORT-TERM INVESTMENT SECURITIES - 18.2%
Collective Investment Pool - 13.3%

Securities Lending Quality Trust(1)	7,717,956	7,626,471
Time Deposits - 4.9%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/01/09	$2,830,000	2,830,000

(cost $2,830,000)
Total Short-Term Investment Securities
(cost $10,547,956)		10,456,471

TOTAL INVESTMENTS
(cost $67,810,638)(2)	113.8%	65,502,940
Liabilities in excess of other assets	(13.8)	(7,959,888)

NET ASSETS	100.0%	$57,543,052

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.

ADR	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
E-Services/Consulting	$2,878,505	$—	$—	$2,878,505
Medical Instruments	3,404,962	—	—	3,404,962
Other Industries(a)	48,763,002	—	—	48,763,002
Short-Term Investment Securities:
Collective Investment Pool	—	7,626,471	—	7,626,471
Time Deposits	—	2,830,000	—	2,830,000

Total	$55,046,469	$10,456,471	$—	$65,502,940

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.8%
Advanced Materials - 0.2%

Core Molding Technologies, Inc.†	35,700	$133,875
Hexcel Corp.†	24,200	263,296

		397,171

Advertising Agencies - 0.7%

Interpublic Group of Cos., Inc.†	278,109	1,749,306

Aerospace/Defense - 0.6%

Aerovironment, Inc.†	44,659	1,256,258
Herley Industries, Inc.†	10,800	131,868
TransDigm Group, Inc.†#	4,100	182,532

		1,570,658

Aerospace/Defense-Equipment - 1.2%

AAR Corp.†	89,204	1,517,360
Curtiss-Wright Corp.	43,063	1,402,562
LMI Aerospace, Inc.†	12,100	111,441
Moog, Inc., Class A†	8,100	234,738

		3,266,101

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†#	5,000	117,450

Airlines - 0.5%

Allegiant Travel Co.†#	35,672	1,397,986

Apparel Manufacturers - 1.2%

Carter’s, Inc.†	71,974	1,810,866
Volcom, Inc.†#	86,734	1,229,021

		3,039,887

Applications Software - 1.9%

American Reprographics Co.†	28,600	261,404
Bsquare Corp.†	97,457	216,354
Emdeon, Inc., Class A†#	111,559	1,945,589
EPIQ Systems, Inc.†	1,100	16,489
PDF Solutions, Inc.†	19,700	52,993
Progress Software Corp.†	11,367	253,257
Quest Software, Inc.†	121,504	2,003,601
Red Hat, Inc.†	9,400	215,824

		4,965,511

Auction House/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.#	9,900	248,094

Audio/Video Products - 0.1%

DTS, Inc.†#	9,600	257,280

Auto Repair Centers - 0.2%

Monro Muffler Brake, Inc.#	16,850	434,393

Auto/Truck Parts & Equipment-Original - 1.2%

Strattec Security Corp.	2,700	39,663
Titan International, Inc.#	82,201	683,091
TRW Automotive Holdings Corp.†	137,602	2,428,675

		3,151,429

Auto/Truck Parts & Equipment-Replacement - 0.1%

Commercial Vehicle Group, Inc.†	55,800	249,984

Banks-Commercial - 5.6%

Alliance Financial Corp.	4,500	123,300
Ameris Bancorp	19,500	125,775
Bancfirst Corp.#	30,395	1,111,849
Bancorp Rhode Island, Inc.	9,000	234,270
Bancorp, Inc.†	18,000	118,980
Bar Harbor Bankshares	6,900	232,530
Camden National Corp.	6,300	203,805
Cardinal Financial Corp.	23,000	181,700
Center Bancorp, Inc.	16,170	146,662
Citizens Republic Bancorp†#	28,600	21,450
Commerce Bancshares, Inc.	44,287	1,626,661
Community Trust Bancorp, Inc.	54,892	1,468,910
Enterprise Bancorp, Inc.	9,800	130,928
First Bancorp	12,600	221,004
First Financial Bankshares, Inc.#	27,520	1,371,597
First South Bancorp, Inc.	12,300	150,675
FirstMerit Corp.	69,518	1,249,238
Glacier Bancorp, Inc.#	24,371	363,372
Northrim BanCorp, Inc.	9,300	140,430
Pinnacle Financial Partners, Inc.†#	23,500	354,145
Prosperity Bancshares, Inc.#	12,200	421,266
Signature Bank†	13,100	397,716
Smithtown Bancorp, Inc.	12,540	169,791
Southside Bancshares, Inc.	5,758	124,488
Sterling Bancorp	27,100	205,960
Suffolk Bancorp	5,200	150,540
Synovus Financial Corp.#	30,100	111,370
TCF Financial Corp.#	15,100	207,776
Texas Capital Bancshares, Inc.†	115,423	1,910,251
United Security Bancshares†	17,168	91,849
Valley National Bancorp#	25,297	294,963
Washington Banking Co.	13,800	135,654
Washington Trust Bancorp, Inc.#	7,600	132,620
West Bancorp, Inc.	18,344	104,928
Westamerica Bancorp#	9,600	493,728
Western Alliance Bancorp†	19,200	140,736

		14,670,917

Banks-Fiduciary - 0.1%

Wilmington Trust Corp.#	12,000	168,360

Broadcast Services/Program - 0.7%

World Wrestling Entertainment, Inc.#	129,737	1,850,050

Building & Construction Products-Misc. - 0.2%

Builders FirstSource, Inc.†#	9,200	70,748
China Architectral Engineering, Inc.†	60,500	102,850
Gibraltar Industries, Inc.#	7,550	90,902
Interline Brands, Inc.†	14,600	243,966
Simpson Manufacturing Co., Inc.#	4,301	110,536

		619,002

Building & Construction-Misc. - 0.7%

Insituform Technologies, Inc., Class A†	6,400	122,560
MYR Group, Inc.†	88,540	1,815,070

		1,937,630

Building Products-Air & Heating - 0.1%

KSW, Inc.	51,660	166,862

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	1,600	140,128

Building Products-Wood - 0.1%

Universal Forest Products, Inc.#	4,000	165,200

Building-Maintance & Services - 0.9%

ABM Industries, Inc.#	109,396	2,453,752

Building-Mobile Home/Manufactured Housing - 0.1%

Skyline Corp.	6,500	153,205

Building-Residential/Commercial - 0.1%

Meritage Homes Corp.†	13,700	307,017
Standard-Pacific Corp.†#	20,300	73,689

		380,706

Casino Hotels - 0.1%

Monarch Casino & Resort, Inc.†	15,000	150,450

Casino Services - 0.8%

Bally Technologies, Inc.†	48,591	1,964,534

Cellular Telecom - 0.0%

Virgin Mobile USA, Inc.†#	17,000	80,070

Chemicals-Diversified - 0.7%

Aceto Corp.	10,462	69,991
FMC Corp.	30,372	1,448,744
Rockwood Holdings, Inc.†	19,300	393,141

		1,911,876

Chemicals-Plastics - 0.1%

Landec Corp.†	22,100	135,031

Chemicals-Specialty - 0.7%

Arch Chemicals, Inc.	15,500	452,910
ICO, Inc.†	66,400	272,240
Zep, Inc.	77,191	1,233,512

		1,958,662

Coal - 0.2%

Walter Energy, Inc.	8,300	430,853
Westmoreland Coal Co.†#	8,500	72,250

		503,103

Commercial Services - 0.8%

HMS Holdings Corp.†	4,600	173,006
Medifast, Inc.†	17,400	326,772
Quanta Services, Inc.†	7,617	168,488
Team, Inc.†	78,279	1,364,403

		2,032,669

Commercial Services-Finance - 2.0%

Cardtronics, Inc.†	38,000	299,440
Euronet Worldwide, Inc.†	82,681	1,952,925
Global Payments, Inc.	10,400	441,376
PRG-Schultz International, Inc.†	22,500	116,325
Riskmetrics Group, Inc.†#	5,300	82,468
Wright Express Corp.†	70,456	2,220,773

		5,113,307

Computer Aided Design - 0.6%

Parametric Technology Corp.†	109,693	1,458,917

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	13,100	107,289

Computer Services - 1.1%

CACI International, Inc., Class A†	48,341	2,221,752
Dynamics Research Corp.†	19,300	265,954
Furmanite Corp.†	46,900	171,654
Tier Technologies, Inc., Class B†	23,100	175,329

		2,834,689

Computer Software - 0.9%

Blackbaud, Inc.#	98,198	1,891,293
Omniture, Inc.†#	26,800	383,508

		2,274,801

Computers - 0.2%

Palm, Inc.†#	42,100	561,193

Computers-Integrated Systems - 0.3%

3D Systems Corp.†	11,700	95,706
Adept Technology, Inc.†	23,000	59,340
Integral Systems, Inc.†	12,812	80,331
Jack Henry & Associates, Inc.	24,600	573,426
Riverbed Technology, Inc.†#	3,000	57,840

		866,643

Computers-Memory Devices - 0.1%

LaserCard Corp.†	29,100	262,773
Xyratex, Ltd.†	14,900	98,042

		360,815

Computers-Periphery Equipment - 0.0%

Immersion Corp.†	25,600	97,280

Consulting Services - 0.2%

China Direct, Inc.†	72,900	112,995
Diamond Management & Technology Consultants, Inc.	38,100	238,506
Genpact, Ltd.†	4,400	55,572

		407,073

Consumer Products-Misc. - 0.1%

Russ Berrie & Co., Inc.†	35,000	200,900

Cosmetics & Toiletries - 0.1%

Alberto-Culver Co.	5,500	145,145

Data Processing/Management - 0.1%

MoneyGram International, Inc.†	69,600	185,136

Decision Support Software - 0.0%

DemandTec, Inc.†#	12,900	109,263

Diagnostic Kits - 0.9%

Meridian Bioscience, Inc.#	16,500	397,650
Quidel Corp.†#	132,104	2,039,686

		2,437,336

Direct Marketing - 0.1%

ValueVision Media, Inc., Class A†	73,900	243,870

Disposable Medical Products - 0.1%

Rochester Medical Corp.†	18,200	222,950

Distribution/Wholesale - 1.5%

Beacon Roofing Supply, Inc.†#	112,550	1,893,091
Chindex International, Inc.†	12,600	170,604
Owens & Minor, Inc.	38,335	1,696,324
Pool Corp.#	12,111	288,484

		4,048,503

Diversified Manufacturing Operations - 1.3%

A.O. Smith Corp.	17,500	665,875
Actuant Corp., Class A	28,600	404,118
Acuity Brands, Inc.#	18,200	584,402
Colfax Corp.†	6,200	65,720
ESCO Technologies, Inc.†#	7,400	274,244
GenTek, Inc.†	9,100	249,613

Harsco Corp.	6,700	208,973
Koppers Holdings, Inc.	13,600	371,280
Leggett & Platt, Inc.#	13,400	244,550
Matthews International Corp., Class A	7,000	243,880

		3,312,655

Drug Delivery Systems - 0.1%

Alkermes, Inc.†	11,400	103,170
BioDelivery Sciences International, Inc.†	20,200	97,364

		200,534

E-Marketing/Info - 0.2%

Digital River, Inc.†	11,200	395,584

E-Services/Consulting - 0.1%

Keynote Systems, Inc.†	14,300	143,858

Educational Software - 0.1%

PLATO Learning, Inc.†	41,800	184,338

Electric Products-Misc. - 0.6%

GrafTech International, Ltd.†	93,446	1,329,737
Graham Corp.	11,100	151,182

		1,480,919

Electric-Distribution - 0.4%

EnerNOC, Inc.†#	34,689	934,522

Electric-Integrated - 1.1%

Avista Corp.	59,627	1,163,919
Black Hills Corp.	3,300	84,414
Central Vermont Public Service Corp.	5,200	95,160
Cleco Corp.	4,800	117,216
El Paso Electric Co.†	10,000	169,400
NV Energy, Inc.	19,000	229,140
OGE Energy Corp.	10,200	319,056
PNM Resources, Inc.	23,600	275,648
The Empire District Electric Co.#	12,300	223,245
Unisource Energy Corp.	8,700	254,388

		2,931,586

Electronic Components-Misc. - 0.5%

OSI Systems, Inc.†	83,992	1,416,945

Electronic Components-Semiconductors - 2.6%

Advanced Analogic Technologies, Inc.†	12,700	57,277
AuthenTec, Inc.†	79,200	225,720
Cavium Networks, Inc.†#	4,000	81,240
Ceva, Inc.†	14,200	123,682
Diodes, Inc.†#	13,350	270,604
Microtune, Inc.†	51,100	101,178
National Semiconductor Corp.	8,800	133,496
ON Semiconductor Corp.†	238,251	1,922,686
PMC-Sierra, Inc.†	15,600	141,648
Rubicon Technology, Inc.†#	7,700	94,248
Semtech Corp.†	178,714	3,265,105
Silicon Laboratories, Inc.†#	9,400	423,376
Zarlink Semiconductor, Inc.†	50,100	33,066

		6,873,326

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†	43,700	273,999

Electronic Measurement Instruments - 0.3%

Analogic Corp.	3,400	120,870
CyberOptics Corp.†	18,900	116,235
LeCroy Corp.†	26,600	105,868
Measurement Specialties, Inc.†	9,200	97,336
National Instruments Corp.#	10,300	263,989
Orbotech, Ltd.†	15,700	144,283

		848,581

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.#	3,300	203,247
Vicon Industries, Inc.†	21,026	118,797

		322,044

Energy-Alternate Sources - 0.1%

GT Solar International, Inc.†#	18,200	93,366
Ocean Power Technologies, Inc.†	17,900	76,075
Plug Power, Inc.†	116,900	81,830

		251,271

Engineering/R&D Services - 0.1%

VSE Corp.	4,700	161,257

Enterprise Software/Service - 2.8%

American Software, Inc., Class A	21,500	135,450
Ariba, Inc.†	281,369	3,224,489
MedAssets, Inc.†	7,400	165,242
Omnicell, Inc.†	141,202	1,550,398
Open Text Corp.†#	60,216	2,117,796
PROS Holdings, Inc.†	7,900	63,832
RightNow Technologies, Inc.†	10,700	134,606
Salary.com, Inc.†	7,500	21,375

		7,413,188

Environmental Monitoring & Detection - 0.1%

Met-Pro Corp.	2,460	24,329
Mine Safety Appliances Co.#	7,300	195,129

		219,458

Finance-Consumer Loans - 0.0%

Encore Capital Group, Inc.†	400	5,960

Finance-Investment Banker/Broker - 1.1%

Cowen Group, Inc.†	16,900	109,850
International Assets Holding Corp.†	5,800	94,656
KBW, Inc.†	74,462	2,131,102
Penson Worldwide, Inc.†#	15,600	158,184
Piper Jaffray Cos., Inc.†#	9,800	496,664

		2,990,456

Finance-Mortgage Loan/Banker - 0.0%

Federal Agricultural Mtg. Corp., Class C	9,600	80,160

Finance-Other Services - 0.0%

MarketAxess Holdings, Inc.†	11,000	121,990

Financial Guarantee Insurance - 0.2%

Assured Guaranty, Ltd.#	17,400	346,260
MGIC Investment Corp.†#	13,700	111,381
Radian Group, Inc.#	20,100	184,317

		641,958

Fisheries - 0.1%

HQ Sustainable Maritime Industries, Inc.†	23,000	191,360

Food-Baking - 0.5%

Flowers Foods, Inc.#	54,213	1,288,643

Food-Canned - 0.7%

Seneca Foods Corp., Class A†	1,200	32,016
Seneca Foods Corp., Class B†	1,000	26,140
Treehouse Foods, Inc.†#	44,722	1,656,950

		1,715,106

Food-Misc. - 0.0%

Senomyx, Inc.†#	7,100	27,406

Food-Retail - 0.1%

Village Super Market Inc., Class A	5,400	154,710

Footwear & Related Apparel - 0.1%

Heelys, Inc.	56,600	131,312
R.G. Barry Corp.	17,000	140,930

		272,242

Garden Products - 0.1%

Toro Co.#	5,000	189,650

Gas-Distribution - 1.2%

Energen Corp.	30,399	1,276,454
Southwest Gas Corp.	12,700	309,245
UGI Corp.	60,350	1,539,529

		3,125,228

Hazardous Waste Disposal - 0.0%

EnergySolutions, Inc.	12,400	110,112

Health Care Cost Containment - 0.1%

Transcend Services, Inc.†	9,500	151,050

Heart Monitors - 0.0%

Arrhythmia Research Technology, Inc.†	13,800	41,538
Cardiac Science Corp.†	4,357	13,725

		55,263

Home Furnishings - 0.1%

American Woodmark Corp.	4,800	96,384
Select Comfort Corp.†	21,799	68,885
Tempur-Pedic International, Inc.†	9,800	145,040

		310,309

Hotels/Motels - 0.3%

Gaylord Entertainment Co.†#	6,800	138,176
Red Lion Hotels Corp.†	125,128	725,742

		863,918

Human Resources - 0.4%

Barrett Business Services, Inc.	13,000	135,590
Kforce, Inc.†	19,800	221,760
Monster Worldwide, Inc.†#	2,800	45,416
MPS Group, Inc.†	33,000	325,380
On Assignment, Inc.†	26,200	104,800
Resources Connection, Inc.†	13,100	201,871

		1,034,817

Independent Power Producers - 0.1%

RRI Energy, Inc.†	42,000	249,480
Synthesis Energy Systems, Inc.†	4,300	4,816

		254,296

Industrial Audio & Video Products - 0.0%

Iteris, Inc.†	36,500	54,020

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.†	7,700	128,359
Intermec, Inc.†	6,100	86,742

		215,101

Instruments-Controls - 0.1%

Spectrum Control, Inc.†	17,000	156,060
Woodward Governor Co.	6,100	128,039

		284,099

Instruments-Scientific - 0.8%

Dionex Corp.†	25,988	1,562,918
FEI Co.†	20,100	475,566

		2,038,484

Insurance Brokers - 1.2%

Arthur J. Gallagher & Co.	68,592	1,630,432
eHealth, Inc.†	84,227	1,558,199

		3,188,631

Insurance-Multi-line - 0.6%

Citizens, Inc.†	22,100	150,501
Hanover Insurance Group, Inc.	35,900	1,467,951

		1,618,452

Insurance-Property/Casualty - 1.4%

FPIC Insurance Group, Inc.†	46,962	1,498,557
HCC Insurance Holdings, Inc.	14,400	380,736
Infinity Property & Casualty Corp.	13,000	571,610
Markel Corp.†#	1,400	460,404
Meadowbrook Insurance Group, Inc.	22,200	176,934
Mercer Insurance Group, Inc.	9,700	177,801
SeaBright Insurance Holdings, Inc.†	8,500	85,085
Selective Insurance Group, Inc.	23,200	394,864

		3,745,991

Internet Application Software - 1.1%

Cybersource Corp.†	134,804	2,069,241
eResearchTechnology, Inc.†	131,872	829,475
Vocus, Inc.†	2,800	47,208

		2,945,924

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc.†#	10,600	102,290
PC-Tel, Inc.†	18,900	111,510

		213,800

Internet Content-Entertainment - 0.0%

Youbet.com, Inc.†	35,900	74,313

Internet Content-Information/News - 0.1%

ADAM, Inc.†	36,200	123,442
The Knot, Inc.†#	17,700	178,770
TheStreet.com, Inc.	23,900	60,945

		363,157

Internet Security - 0.4%
Actividentity Corp.†	59,000	148,090

Blue Coat Systems, Inc.†	16,900	331,409
Sourcefire, Inc.†	18,400	349,600
Zix Corp.†	83,100	151,242

		980,341

Investment Management/Advisor Services - 1.4%

Affiliated Managers Group, Inc.†#	27,530	1,798,535
Cohen & Steers, Inc.#	8,100	159,327
GAMCO Investors, Inc., Class A#	27,675	1,248,973
Pzena Investment Management, Inc., Class A#	3,700	25,382
Teton Advisors, Inc.(1)(5)	626	1,411
U.S. Global Investors, Inc., Class A	20,200	223,816
Waddell & Reed Financial, Inc., Class A	8,300	220,199

		3,677,643

Lasers-System/Components - 1.3%

Cymer, Inc.†	68,398	2,406,242
Newport Corp.†	10,500	74,445
Rofin-Sinar Technologies, Inc.†	42,619	969,156

		3,449,843

Leisure Products - 0.2%

Brunswick Corp.#	46,300	430,127
GameTech International, Inc.†	6,884	13,080

		443,207

Linen Supply & Related Items - 0.0%

G&K Services, Inc., Class A	2,000	47,000

Machinery-Construction & Mining - 0.0%

Terex Corp.†	5,100	84,048

Machinery-Electrical - 0.7%

Baldor Electric Co.#	61,091	1,714,824

Machinery-General Industrial - 1.1%

Applied Industrial Technologies, Inc.#	21,300	439,419
Chart Industries, Inc.†	56,732	1,058,619
Gardner Denver, Inc.†	11,600	376,652
IDEX Corp.#	10,100	267,044
Middleby Corp.†#	6,300	297,297
Tennant Co.	12,000	306,840
Wabtec Corp.#	3,300	123,585

		2,869,456

Machinery-Material Handling - 0.0%

Cascade Corp.#	3,900	99,372

Machinery-Pumps - 0.1%

Graco, Inc.#	7,900	198,369

Machinery-Thermal Process - 0.0%

Raser Technologies, Inc.†	4,087	8,583

Medical Imaging Systems - 0.0%

Vital Images, Inc.†	9,000	114,390

Medical Information Systems - 0.5%

AMICAS, Inc.†	72,600	257,730
athenahealth, Inc.†	21,544	866,715
Computer Programs & Systems, Inc.#	1,000	38,700
Eclipsys Corp.†	9,900	165,924

		1,329,069

Medical Instruments - 0.4%

AngioDynamics, Inc.†	6,400	82,880
Bovie Medical Corp.†	32,900	278,334
CryoLife, Inc.†	17,000	126,650
Edwards Lifesciences Corp.†#	2,000	123,760
Micrus Endovascular Corp.†#	6,200	70,928
Stereotaxis, Inc.†#	11,800	41,536
Synergetics USA, Inc.†	31,361	43,278
Vascular Solutions, Inc.†	29,900	226,044

		993,410

Medical Laser Systems - 0.0%

LCA-Vision, Inc.†	18,000	97,560

Medical Products - 1.7%

Cantel Medical Corp.†	21,600	290,304
Haemonetics Corp.†	29,416	1,548,458
Henry Schein, Inc.†	700	37,086
Invacare Corp.#	77,626	1,681,379
Osteotech, Inc.†	46,600	201,312
PSS World Medical, Inc.†#	4,000	81,760
Span-America Medical Systems, Inc.	12,500	148,000
The Cooper Cos., Inc.#	3,200	87,424
TomoTherapy, Inc.†	11,300	37,855
Wright Medical Group, Inc.†#	13,700	222,488

		4,336,066

Medical Sterilization Products - 0.1%

STERIS Corp.#	12,400	359,848

Medical-Biomedical/Gene - 1.2%

Alexion Pharmaceuticals, Inc.†	7,700	347,578
Cubist Pharmaceuticals, Inc.†	12,500	258,500
deCODE genetics, Inc.†#	15,700	8,792
Exelixis, Inc.†#	17,000	96,730
Harvard Bioscience, Inc.†	42,400	143,312
Incyte Corp.†#	31,700	208,903
Integra LifeSciences Holdings Corp.†	3,500	118,265
InterMune, Inc.†#	55,674	845,131
Myriad Genetics, Inc.†	2,100	64,197
Regeneron Pharmaceuticals, Inc.†#	6,300	143,199
Seattle Genetics, Inc.†	7,300	89,425
SuperGen, Inc.†	59,400	166,914
The Medicines Co.†	11,300	86,106
Vertex Pharmaceuticals, Inc.†	8,011	299,692
Vical, Inc.†	48,985	225,821

		3,102,565

Medical-Drugs - 1.4%

Acadia Pharmaceuticals, Inc.†	4,600	26,864
Adolor Corp.†	22,400	36,736
Cephalon, Inc.†	1,900	108,167
Cytori Therapeutics, Inc.†	34,000	103,020
Myriad Pharmaceuticals, Inc.†	525	2,362
Pharmasset, Inc.†#	7,500	138,450
Santarus, Inc.†	67,900	215,922
ViroPharma, Inc.†	167,683	1,341,464
Vivus, Inc.†#	255,535	1,581,762

XenoPort, Inc.†	7,800	142,194

		3,696,941

Medical-HMO - 0.3%

AMERIGROUP Corp.†	15,600	368,940
Centene Corp.†	20,300	351,393

		720,333

Medical-Hospitals - 1.0%

Health Management Associates, Inc., Class A†	17,500	120,925
LifePoint Hospitals, Inc.†#	16,400	412,132
Universal Health Services, Inc., Class B	33,901	1,992,023

		2,525,080

Medical-Nursing Homes - 0.6%

Advocat, Inc.	13,000	71,500
Skilled Healthcare Group, Inc. Class A†#	188,237	1,423,072

		1,494,572

Medical-Outpatient/Home Medical - 0.6%

Gentiva Health Services, Inc.†	67,974	1,498,827

Metal Processors & Fabrication - 0.8%

Haynes International, Inc.†	8,300	225,013
North American Galvanizing & Coatings, Inc.†	33,200	188,244
RBC Bearings, Inc.†	73,916	1,626,152
Sun Hydraulics Corp.#	6,200	114,266

		2,153,675

Mining - 0.1%

Lihir Gold, Ltd.†(2)	52,100	121,026
Vista Gold Corp.†	24,300	44,226

		165,252

Miscellaneous Manufacturing - 0.7%

AptarGroup, Inc.	46,371	1,594,235
John Bean Technologies Corp.	5,400	90,126
Spire Corp.†	19,300	75,849

		1,760,210

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	42,600	92,016

Multimedia - 0.4%

FactSet Research Systems, Inc.	12,700	699,008
Meredith Corp.	11,800	326,624

		1,025,632

Networking Products - 0.6%

Acme Packet, Inc.†	4,600	37,536
Anixter International, Inc.†#	38,163	1,338,758
BigBand Networks, Inc.†	7,000	27,230
Ixia†	14,800	90,428
Parkervision, Inc.†	25,300	91,333

		1,585,285

Non-Hazardous Waste Disposal - 0.7%

Waste Connections, Inc.†	64,178	1,755,268

Oil Companies-Exploration & Production - 3.5%

Arena Resources, Inc.†	55,155	1,686,640
Barnwell Industries, Inc.†	13,200	57,420
Bill Barrett Corp.†#	19,200	561,408
Brigham Exploration Co.†	25,300	165,715
Callon Petroleum Co.†	44,000	66,880
Comstock Resources, Inc.†	48,210	1,703,259
Concho Resources, Inc.†	16,200	527,958
FieldPoint Petroleum Corp.†	86,200	150,850
Forest Oil Corp.†#	124,781	1,961,558
GeoMet, Inc.†	26,800	32,428
Mariner Energy, Inc.†#	27,131	329,099
Parallel Petroleum Corp.†	46,700	87,329
Penn Virginia Corp.	85,244	1,633,275
Rex Energy Corp†	18,600	110,856
TransGlobe Energy Corp.†	26,100	80,910

		9,155,585

Oil Field Machinery & Equipment - 2.3%

Bolt Technology Corp.†	28,200	333,042
Complete Production Services, Inc.†	262,613	2,363,517
Dresser-Rand Group, Inc.†	62,609	1,859,487
Gulf Island Fabrication, Inc.	6,500	97,305
Lufkin Industries, Inc.	29,395	1,300,729
Natural Gas Services Group, Inc.†	11,400	162,906

		6,116,986

Oil Refining & Marketing - 0.0%

Holly Corp.#	5,600	127,904

Oil-Field Services - 1.2%

Boots & Coots, Inc.†	88,800	134,976
Key Energy Services, Inc.†	12,700	90,805
Oceaneering International, Inc.†#	41,915	2,186,706
SEACOR Holdings, Inc.†	7,600	578,588
Union Drilling, Inc.†	6,500	40,690

		3,031,765

Paper & Related Products - 0.0%

KapStone Paper and Packaging Corp.†	14,700	100,989

Patient Monitoring Equipment - 0.0%

Masimo Corp.†#	1,000	25,120

Pharmacy Services - 0.1%

Catalyst Health Solutions, Inc.†	12,400	354,144

Physicians Practice Management - 0.0%

Healthways, Inc.†	5,700	74,556

Pollution Control - 0.0%

CECO Environmental Corp.†	28,500	95,760

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	12,800	133,888
Power-One, Inc.†	79,400	103,220

		237,108

Precious Metals - 0.1%

Franco-Nevada Corp.	12,600	324,222

Printing-Commercial - 0.1%

Consolidated Graphics, Inc.†	8,000	165,280
Multi-Color Corp.	11,250	156,937

		322,217

Publishing-Books - 0.2%

Scholastic Corp.#	16,215	394,997

Quarrying - 0.7%

Compass Minerals International, Inc.	35,336	1,879,168

Radio - 0.1%

Entercom Communications Corp., Class A†	19,162	93,702
Saga Communications, Inc., Class A†	7,600	108,300

		202,002

Real Estate Investment Trusts - 2.8%

Alexandria Real Estate Equities, Inc.#	21,363	1,190,133
Anworth Mortgage Asset Corp.	2,700	20,223
CBL & Associates Properties, Inc.#	33,400	312,958
Cousins Properties, Inc.#	15,246	126,389
DiamondRock Hospitality Co.†	48,100	329,485
EastGroup Properties, Inc.	11,400	429,096
Equity One, Inc.#	18,100	285,075
Essex Property Trust, Inc.#	1,600	119,376
LaSalle Hotel Properties	79,540	1,316,387
Parkway Properties, Inc.	10,500	190,050
Senior Housing Properties Trust	57,033	1,144,082
SL Green Realty Corp.#	11,400	402,306
Universal Health Realty Income Trust	42,194	1,417,297

		7,282,857

Real Estate Operations & Development - 0.1%

Starwood Property Trust, Inc.†	10,700	211,753
Stratus Properties, Inc.†	7,600	48,184

		259,937

Recreational Centers - 0.1%

Town Sports International Holdings, Inc.†	67,300	185,075

Rental Auto/Equipment - 0.1%

Electro Rent Corp.	6,300	64,197
H&E Equipment Services, Inc.†#	25,000	250,500

		314,697

Resort/Theme Parks - 0.0%

Great Wolf Resorts, Inc.†	37,200	130,572

Retail-Apparel/Shoe - 2.3%

American Eagle Outfitters, Inc.	12,200	164,700
AnnTaylor Stores Corp.†#	39,150	551,232
Christopher & Banks Corp.	14,900	102,214
Gymboree Corp.†	5,600	250,824
Hot Topic, Inc.†	28,300	196,968
J Crew Group, Inc.†#	78,089	2,662,054
Phillips-Van Heusen Corp.	55,086	2,081,149

		6,009,141

Retail-Arts & Crafts - 0.0%

A.C. Moore Arts & Crafts, Inc.†	4,900	17,052

Retail-Automobile - 0.1%

Group 1 Automotive, Inc.#	4,700	132,399

Retail-Bookstores - 0.0%

Books-A-Million, Inc.	8,776	119,178

Retail-Convenience Store - 0.5%

The Pantry, Inc.†	85,020	1,288,053

Retail-Discount - 0.5%

Citi Trends, Inc.†#	59,473	1,325,653
HSN, Inc.†	8,300	86,320

		1,411,973

Retail-Drug Store - 0.1%

Allion Healthcare, Inc.†	46,600	328,530

Retail-Home Furnishings - 0.1%

Kirkland’s, Inc.†	17,100	242,136

Retail-Jewelry - 0.1%

Tiffany & Co.#	5,200	189,176

Retail-Leisure Products - 0.1%

MarineMax, Inc.†#	22,716	160,148

Retail-Mail Order - 0.1%

Sport Supply Group, Inc.	27,600	283,728

Retail-Pet Food & Supplies - 0.1%

PetMed Express, Inc.	14,500	262,305

Retail-Restaurants - 3.5%

BJ’s Restaurants, Inc.†#	10,600	181,790
Brinker International, Inc.	111,327	1,620,921
Caribou Coffee Co., Inc.†	21,600	167,400
Carrols Restaurant Group, Inc.†	27,500	209,275
DineEquity, Inc.	54,049	1,139,353
Einstein Noah Restaurant Group, Inc.†	4,310	55,858
Famous Dave’s of America, Inc.†	16,700	96,025
Luby’s, Inc.†	25,300	110,055
Panera Bread Co., Class A†#	6,800	355,028
Papa John’s International, Inc.†	54,028	1,260,473
PF Chang’s China Bistro, Inc.†#	7,800	248,898
Red Robin Gourmet Burgers, Inc.†#	7,300	140,744
Sonic Corp.†#	166,757	1,906,032
Texas Roadhouse, Inc., Class A†#	124,430	1,267,942
The Cheesecake Factory, Inc.†#	16,000	293,920

		9,053,714

Retail-Sporting Goods - 0.2%

Hibbett Sports, Inc.†#	13,500	237,195
Zumiez, Inc.†#	19,200	242,688

		479,883

Savings & Loans/Thrifts - 0.8%

BankAtlantic Bancorp, Inc.	36,700	149,002
Clifton Savings Bancorp, Inc.	14,000	147,560
First Niagara Financial Group, Inc.	25,400	332,232
Louisiana Bancorp, Inc.†	6,700	92,728
MutualFirst Financial, Inc.	18,500	135,050
NewAlliance Bancshares, Inc.#	18,500	217,560
Pacific Premier Bancorp, Inc.†	20,800	86,944
Pulaski Financial Corp.	16,500	139,425
Rome Bancorp, Inc.	19,500	173,160
Teche Holding Co.	1,600	54,912
United Community Financial Corp.†	92,900	137,492
United Financial Bancorp, Inc.	20,087	246,869
United Western Bancorp, Inc.	7,612	40,648
Westfield Financial, Inc.	16,800	153,720

		2,107,302

Schools - 0.1%

American Public Education, Inc.†#	1,000	34,650
Corinthian Colleges, Inc.†#	16,600	318,222

Grand Canyon Education, Inc.†#	1,700	29,580

		382,452

Seismic Data Collection - 0.1%

ION Geophysical Corp.†	20,700	52,785
T.G.C. Industries, Inc.†	35,075	135,390

		188,175

Semiconductor Components-Integrated Circuits - 0.3%

Emulex Corp.†	8,000	77,520
Power Integrations, Inc.#	21,352	699,278

		776,798

Semiconductor Equipment - 1.5%

ATMI, Inc.†	86,070	1,462,329
Formfactor, Inc.†	3,300	72,402
Mattson Technology, Inc.†	19,400	32,010
MKS Instruments, Inc.†	98,220	1,810,195
Photronics, Inc.†	10,500	47,880
Rudolph Technologies, Inc.†	20,100	129,042
Semitool, Inc.†	16,900	111,033
Trio Tech International†	15,800	41,396
Veeco Instruments, Inc.†	12,500	268,500

		3,974,787

Specified Purpose Acquisitions - 0.0%

Highlands Acquisition Corp.†	11,700	114,543

Steel Pipe & Tube - 1.6%

Northwest Pipe Co.†	42,914	1,426,032
Valmont Industries, Inc.#	34,816	2,866,401

		4,292,433

Steel-Producers - 0.0%

General Steel Holdings, Inc.†	34,704	130,140

Telecom Equipment-Fiber Optics - 0.1%

Finisar Corp.†	166,195	146,252
KVH Industries, Inc.†	14,357	108,539

		254,791

Telecom Services - 0.5%

Knology, Inc.†#	16,800	121,632
NTELOS Holdings Corp.	44,076	714,472
Premiere Global Services, Inc.†	21,600	202,176
TW Telecom, Inc.†	21,100	241,595

		1,279,875

Telecommunication Equipment - 1.9%

Adtran, Inc.#	20,300	461,622
Arris Group, Inc.†#	197,355	2,616,928
Communications Systems, Inc.	11,400	134,520
Comtech Telecommunications Corp.†#	46,912	1,595,946
Network Equipment Technologies, Inc.†	26,700	177,288
Sonus Networks, Inc.†	43,300	91,363

		5,077,667

Telephone-Integrated - 1.5%

Alaska Communications Systems Group, Inc.#	183,657	1,463,746
Cincinnati Bell, Inc.†	581,056	1,934,917
HickoryTech Corp.	35,200	306,240
SureWest Communications†	17,700	224,259

		3,929,162

Textile-Products - 0.1%

Culp, Inc.†	46,000	269,100

Theaters - 0.1%

Carmike Cinemas, Inc.†	15,200	154,128

Therapeutics - 0.4%

AVI BioPharma, Inc.†	90,900	155,439
BioMarin Pharmaceutical, Inc.†#	7,400	121,878
Inspire Phamaceuticals, Inc.†	11,900	71,043
Onyx Pharmaceuticals, Inc.†	3,600	115,452
Spectrum Pharmaceuticals, Inc.†	48,200	409,700
Theravance, Inc.†#	3,800	59,166

		932,678

Transactional Software - 0.1%

Bottomline Technologies, Inc.†	12,700	153,670

Transport-Marine - 0.4%

DryShips, Inc.#	199,873	1,167,258

Transport-Services - 0.1%

UTi Worldwide, Inc.†	14,400	185,040

Transport-Truck - 2.4%

Celadon Group, Inc.†	3,300	32,307
Heartland Express, Inc.#	1,465	20,744
Knight Transportation, Inc.#	35,175	580,036
Landstar System, Inc.	55,347	1,929,950
Marten Transport, Ltd.†	73,348	1,243,982
Old Dominion Freight Lines, Inc.†	60,396	2,160,969
Patriot Transportation Holding, Inc.†	3,300	254,133
Quality Distribution, Inc.†	37,629	142,990

		6,365,111

Travel Services - 0.1%

Universal Travel Group†	14,100	138,180

Water - 0.3%

Artesian Resources Corp. Class A	7,400	130,832
Cascal NV#	93,021	554,405
Southwest Water Co.	20,300	91,350

		776,587

Web Portals/ISP - 0.1%

Local.com Corp.†	34,400	137,600

Wire & Cable Products - 1.0%

Belden, Inc.	64,327	1,346,364
General Cable Corp.†	39,007	1,376,167

		2,722,531

Wireless Equipment - 0.2%

Aruba Networks, Inc.†#	3,300	30,063
Globecomm Systems, Inc.†	14,300	108,251
SBA Communications Corp., Class A†#	4,800	115,728
Tessco Technologies, Inc.	10,700	179,011

		433,053

Total Common Stock (cost $280,626,855)		258,568,061

PREFERRED STOCK - 0.1%
Financial Guarantee Insurance - 0.1%

Assured Guaranty, Ltd. 8.50% (cost $165,000)	3,300	278,104

RIGHTS - 0.1%
Savings & Loans/Thrifts - 0.1%

BankAtlantic Bancorp, Inc. Expires 09/29/09 (cost $0)	162,984	335,747

CONVERTIBLE BONDS & NOTES - 0.0%
Machinery-Construction & Mining - 0.0%

Terex Corp. 4.00% due 06/01/15 (cost $76,000)	76,000	93,128

Total Long-Term Investment Securities
(cost $280,867,855)		259,275,040

SHORT-TERM INVESTMENT SECURITIES - 19.9%
Collective Investment Pool - 17.4%

Securities Lending Quality Trust(3)(6)	45,997,171	45,451,940

Time Deposits - 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/09	5,297,000	5,297,000

Registered Investment Companies - 0.5%

T. Rowe Price Reserve Investment Fund	1,177,512	1,177,512

Total Short-Term Investment Securities
(cost $52,471,683)		51,926,452

TOTAL INVESTMENTS
(cost $333,339,538)(4)	118.9%	311,201,492
Liabilities in excess of other assets	(18.9)	(49,361,875)

NET ASSETS	100.0%	$261,839,617

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1.
(2)	Security was valued using fair value procedures at August 31, 2009. The aggregate value of these securities was $121,026 representing 0.0% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Illiquid security. At August 31, 2009, the aggregate value of these securities was $1,411 representing 0.0% of net assets.
(6)	At August 31, 2009, the Fund had loaned securities with a total value of $44,562,381.

This was secured by collateral of $45,997,171, which was received in cash and subsequently invested in short-term investments currently valued at $45,451,940 as reported in the Portfolio of Investments. The remaining collateral of $323,727 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	0.01%	1/14/10
United States Treasury Notes	0.88% to 4.75%	03/31/11 to 05/31/13

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$14,670,917	$—		$—	$14,670,917
Other Industries(a)	243,774,707	121,026	(b)	1,411	243,897,144
Preferred Stock	—	278,104		—	278,104
Rights	—	335,747		—	335,747
Convertible Bonds & Notes	—	93,128		—	93,128
Short-Term Investment Securities:
Collective Investment Pool	—	45,451,940		—	45,451,940
Time Deposits	—	5,297,000		—	5,297,000
Registered Investment Companies	—	1,177,512		—	1,177,512

Total	$258,445,624	$52,754,457		$1,411	$311,201,492

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. (See Note 1)

Common Stock - Other Industries
Balance as of 5/31/2009	$1,394
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	17
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 8/31/2009	$1,411

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Principal Amount/ Shares	Market Value (Note 1)
COMMON STOCK - 95.5%
Advanced Materials - 0.2%

Ceradyne, Inc.†	20,884	390,949
Hexcel Corp.†	78,166	850,446

		1,241,395

Advertising Services - 0.1%

inVentiv Health, Inc.†	27,083	430,620
Marchex, Inc., Class B	15,948	68,257

		498,877

Aerospace/Defense - 0.4%

Aerovironment, Inc.†	10,758	302,622
Cubic Corp.	12,640	448,973
Esterline Technologies Corp.†	24,039	743,286
Herley Industries, Inc.†	10,978	134,041
National Presto Industries, Inc.	3,879	324,944
Teledyne Technologies, Inc.†	29,171	984,813

		2,938,679

Aerospace/Defense-Equipment - 0.8%

AAR Corp.†	31,332	532,957
Argon ST, Inc.†	10,937	218,521
Astronics Corp.†#	7,485	65,344
Curtiss-Wright Corp.	36,617	1,192,616
Ducommun, Inc.	8,460	152,788
GenCorp, Inc.†	40,782	179,849
HEICO Corp.	18,702	693,096
Kaman Corp.	20,759	430,334
LMI Aerospace, Inc.†	6,950	64,010
Moog, Inc., Class A†	34,457	998,564
Orbital Sciences Corp.†	45,679	675,592
Triumph Group, Inc.#	13,496	587,076

		5,790,747

Agricultural Chemicals - 0.0%

China Green Agriculture, Inc.†#	8,075	100,049

Agricultural Operations - 0.1%
Alico, Inc.#	2,882	85,451
Andersons, Inc.#	14,736	484,814
Cadiz, Inc.†#	10,129	122,764
Griffin Land and Nurseries, Inc.	2,646	78,877
Tejon Ranch Co.†	8,784	224,607

		996,513

Airlines - 0.8%

AirTran Holdings, Inc.†#	97,109	645,775
Alaska Air Group, Inc.†	29,461	743,301
Allegiant Travel Co.†#	12,420	486,740
Hawaiian Holdings, Inc.†	41,780	305,830
JetBlue Airways Corp.†#	205,089	1,191,567
Republic Airways Holdings, Inc.†	27,892	256,885
Skywest, Inc.	45,049	696,007
UAL Corp.†#	116,539	726,038
US Airways Group, Inc.†#	106,751	362,953

		5,415,096

Alternative Waste Technology - 0.2%

Calgon Carbon Corp.†#	44,308	633,604
Darling International, Inc.†	66,569	466,649

		1,100,253

Apparel Manufacturers - 0.7%

American Apparel, Inc.†#	26,398	97,673
Carter’s, Inc.†	45,901	1,154,869
Columbia Sportswear Co.	9,304	365,740
G-III Apparel Group, Ltd.†	10,557	157,827
Jones Apparel Group, Inc.	69,144	1,077,955
Maidenform Brands, Inc.†	15,272	246,490
Oxford Industries, Inc.#	10,178	142,492
Quiksilver, Inc.†	103,712	292,468
True Religion Apparel, Inc.†	20,517	464,300
Under Armour, Inc., Class A†#	26,816	640,098
Volcom, Inc.†#	15,274	216,432

		4,856,344

Applications Software - 0.5%

Actuate Corp.†	36,191	203,393
American Reprographics Co.†	29,444	269,118
Callidus Software, Inc†#	20,893	57,038
China TransInfo Technology Corp.†#	7,009	59,016
Deltek, Inc. †	14,831	106,635
Ebix, Inc.†#	5,479	270,444
EPIQ Systems, Inc.†#	26,211	392,903
inContact, Inc.†	21,919	66,853
NetSuite, Inc.†	13,509	185,208
OpenTV Corp. Class A†	68,559	87,756
Progress Software Corp.†	32,301	719,666
Quest Software, Inc.†	49,497	816,206
Unica Corp.†#	11,510	82,181

		3,316,417

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A#	21,200	204,368

Auction House/Art Dealers - 0.1%

Sotheby’s#	54,236	860,183

Audio/Video Products - 0.2%

Audiovox Corp., Class A†	13,940	98,416
DTS, Inc.†#	14,075	377,210
TiVo, Inc.†#	84,594	829,867
Universal Electronics, Inc.†	11,025	207,491

		1,512,984

Auto Repair Centers - 0.1%

Midas, Inc.†	11,354	102,640
Monro Muffler Brake, Inc.	13,509	348,262

		450,902

Auto-Heavy Duty Trucks - 0.0%

Force Protection, Inc.†	56,636	300,171

Auto/Truck Parts & Equipment-Original - 0.5%

American Axle & Manufacturing Holdings, Inc.#	34,945	215,960
Amerigon, Inc.†	17,312	110,104
ArvinMeritor, Inc.#	59,902	437,884
China Automotive Systems, Inc.†	3,495	28,205
Dana Holding Corp.†#	81,035	423,813
Fuel Systems Solutions, Inc.†#	11,089	371,703
Miller Industries, Inc.†	8,149	82,468
Modine Manufacturing Co.	26,556	224,929
Spartan Motors, Inc.#	26,273	142,662
Superior Industries International, Inc.#	18,720	266,198
Tenneco, Inc.†	38,255	600,604
Titan International, Inc.#	28,497	236,810

Wonder Auto Technology, Inc.†	11,896	105,280

		3,246,620

Auto/Truck Parts & Equipment-Replacement - 0.1%

ATC Technology Corp.†	16,010	334,929
Dorman Products, Inc.†	9,188	129,183
Exide Technologies†	40,639	288,943
Standard Motor Products, Inc.	12,678	156,954

		910,009

Banks-Commercial - 5.8%

1st Source Corp.	12,162	197,024
Alliance Financial Corp.	3,323	91,050
American National Bankshares, Inc.#	4,939	107,275
Ameris Bancorp#	10,999	70,944
Ames National Corp.#	5,293	128,461
Arrow Financial Corp.#	7,359	200,238
Auburn National Bancorporation, Inc.#	1,899	54,197
Bancfirst Corp.#	5,288	193,435
Banco Latinoamericano de Exportaciones SA, Class E	22,176	315,121
Bancorp Rhode Island, Inc.#	2,949	76,762
Bancorp, Inc.†	16,183	106,970
Bank Mutual Corp.	37,956	333,633
Bank of Kentucky Financial Corp.	2,495	67,140
Bank of Marin Bancorp	4,187	130,676
Bank of the Ozarks, Inc.#	10,544	262,967
BankFinancial Corp.	17,366	170,360
Banner Corp.#	13,588	44,025
Bar Harbor Bankshares	2,325	78,353
Bridge Bancorp, Inc.#	5,031	132,919
Bryn Mawr Bank Corp	5,622	99,791
Camden National Corp.	6,187	200,149
Capital City Bank Group, Inc.#	9,599	140,433
Cardinal Financial Corp.	22,916	181,036
Cass Information Systems, Inc.#	6,668	208,175
Cathay General Bancorp#	40,108	370,598
Center Bancorp, Inc.#	8,909	80,805
Centerstate Banks of Florida, Inc.	15,031	125,659
Central Pacific Financial Corp.#	23,272	64,696
Century Bancorp, Inc. Class A	2,843	67,237
Chemical Financial Corp.#	17,215	360,310
Citizens & Northern Corp.#	7,268	132,859
Citizens Holding Co.#	3,215	84,072
Citizens Republic Bancorp†#	102,261	76,696
City Holding Co.#	12,925	411,532
CNB Financial Corp.#	6,992	110,264
CoBiz Financial, Inc.	23,754	112,356
Colonial BancGroup, Inc.†#	164,132	12,966
Columbia Banking System, Inc.	22,737	373,114
Community Bank Systems, Inc.#	26,510	472,673
Community Trust Bancorp, Inc.	12,254	327,917
CVB Financial Corp.#	68,734	481,825
Eagle Bancorp, Inc.†	8,008	73,273
East West Bancorp, Inc.	74,207	683,447
Enterprise Bancorp, Inc.	4,086	54,589
Enterprise Financial Services Corp.#	9,206	103,568
F.N.B. Corp.#	92,274	653,300
Farmers Capital Bank Corp.	5,198	95,071
Financial Institutions, Inc.	8,748	105,851
First Bancorp NC#	11,919	209,059
First BanCorp. Puerto Rico#	65,041	207,481
First Bancorp, Inc. ME#	7,051	131,431
First Busey Corp.#	21,024	130,769
First California Financial Group, Inc.†	4,568	23,068
First Commonwealth Financial Corp.#	68,867	424,221
First Community Bancshares, Inc.	11,391	142,615
First Financial Bancorp	41,645	351,484
First Financial Bankshares, Inc.#	16,845	839,555
First Financial Corp.#	9,558	288,365
First Financial Service Corp.#	3,269	47,433
First Merchants Corp.	17,049	121,048
First Midwest Bancorp, Inc.#	39,372	403,957
First of Long Island Corp.	4,375	124,863
First South Bancorp, Inc.#	6,599	80,838
FirstMerit Corp.	66,837	1,201,061
German American Bancorp, Inc.#	8,965	146,219
Glacier Bancorp, Inc.#	49,804	742,578
Great Southern Bancorp, Inc.#	8,127	171,073
Guaranty Bancorp†#	42,479	72,214
Hampton Roads Bankshares, Inc.#	14,930	45,387
Hancock Holding Co.#	19,293	739,115
Harleysville National Corp.#	34,902	201,036
Heartland Financial USA, Inc.#	10,686	159,969
Heritage Financial Corp.	4,511	57,831
Home Bancshares, Inc.#	11,318	229,190
IBERIABANK Corp.	16,653	807,004
Independent Bank Corp.#	16,932	392,314
International Bancshares Corp.#	42,215	651,800
Lakeland Bancorp, Inc.#	16,563	146,748
Lakeland Financial Corp.	10,053	199,954
MainSource Financial Group, Inc.#	16,304	104,998
MB Financial, Inc.#	28,606	396,193
Merchants Bancshares, Inc.	3,869	92,856
Metro Bancorp, Inc.†#	3,771	63,127
MidSouth Bancorp, Inc.#	3,710	59,026
Nara BanCorp., Inc.#	18,559	162,391
National Bankshares, Inc.#	5,610	142,550
National Penn Bancshares, Inc.	77,399	433,434
NBT Bancorp, Inc.#	27,733	626,766
Northrim BanCorp, Inc.	5,127	77,418
Norwood Financial Corp.#	1,517	49,303
Ohio Valley Banc Corp.#	3,225	93,267
Old National Bancorp#	53,771	572,123
Old Point Financial Corp.	1,625	27,625
Old Second Bancorp, Inc.#	8,675	47,886
Oriental Financial Group, Inc.	19,615	265,587
Orrstown Financial Services, Inc.	4,146	151,453
Pacific Capital Bancorp#	37,797	91,847
Pacific Continental Corp.#	10,418	99,596
PacWest Bancorp#	19,821	390,672
Park National Corp.#	8,902	532,963
Peapack Gladstone Financial Corp.	7,056	119,176
Penns Woods Bancorp, Inc.#	3,103	99,327
Peoples Bancorp, Inc.#	8,467	133,863
Peoples Financial Corp.	3,064	57,542

Pinnacle Financial Partners, Inc.†#	26,662	401,796
Porter Bancorp, Inc.	2,167	38,833
Premierwest Bancorp#	17,546	50,182
PrivateBancorp, Inc.	28,262	681,397
Prosperity Bancshares, Inc.#	37,331	1,289,039
Renasant Corp.#	17,062	259,684
Republic Bancorp, Inc., Class A#	7,593	161,275
Republic First Bancorp, Inc.†#	5,805	35,875
S&T Bancorp, Inc.#	19,055	263,912
S.Y. Bancorp, Inc.#	9,267	206,005
Sandy Spring Bancorp, Inc.#	13,319	209,242
Santander Bancorp†	3,512	32,135
SCBT Financial Corp.#	10,235	262,528
Shore Bancshares, Inc.#	6,805	119,836
Sierra Bancorp#	5,916	75,607
Signature Bank†#	32,867	997,842
Simmons First National Corp., Class A#	11,348	319,673
Smithtown Bancorp, Inc.	11,869	160,706
Southside Bancshares, Inc.	10,662	230,512
Southwest Bancorp, Inc.	11,849	153,208
State Bancorp, Inc.	11,812	95,441
StellarOne Corp.#	18,380	256,952
Sterling Bancorp	14,660	111,416
Sterling Bancshares, Inc.	66,693	530,209
Sterling Financial Corp.†#	42,428	89,947
Suffolk Bancorp#	7,772	224,999
Sun Bancorp, Inc.†#	10,979	61,043
Susquehanna Bancshares, Inc.#	69,828	407,796
SVB Financial Group†#	26,701	1,061,365
Texas Capital Bancshares, Inc.†	28,836	477,236
The South Financial Group, Inc.#	137,995	242,871
Tompkins Trustco, Inc.#	6,683	292,047
Tower Bancorp, Inc.	2,818	75,466
Townebank Portsmouth VA#	17,007	214,969
TriCo Bancshares#	11,271	190,931
TrustCo Bank Corp. NY#	61,712	383,849
Trustmark Corp.#	46,457	884,077
UCBH Holdings, Inc.#	97,514	128,719
UMB Financial Corp.	26,073	1,043,702
Umpqua Holdings Corp.	70,260	724,381
Union Bankshares Corp.#	11,007	185,028
United Bankshares, Inc.#	30,918	606,920
United Community Banks, Inc.†#	34,588	233,123
United Security Bancshares, Inc.#	4,873	115,393
Univest Corp. of Pennsylvania	13,312	276,490
Washington Banking Co.	7,720	75,888
Washington Trust Bancorp, Inc.#	11,340	197,883
Webster Financial Corp.	55,159	720,928
WesBanco, Inc.	18,628	273,459
West Bancorp, Inc.#	12,611	72,135
Westamerica Bancorp#	23,634	1,215,497
Western Alliance Bancorp†	37,121	272,097
Wilber Corp.	4,703	39,646
Wilshire Bancorp, Inc.#	15,599	129,160
Wintrust Financial Corp.#	19,410	537,075
Yadkin Valley Financial Corp.#	13,060	81,103

		41,885,009

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.#	54,890	275,548

Batteries/Battery Systems - 0.1%

Advanced Battery Technologies, Inc.†#	41,838	168,607
China BAK Battery, Inc.†	30,500	86,620
EnerSys†	32,667	649,747
Ultralife Corp.†#	9,776	58,949
Valence Technology, Inc.†#	40,650	60,975

		1,024,898

Beverages-Non-alcoholic - 0.1%

Coca-Cola Bottling Co.	3,405	184,074
Heckmann Corp.†	64,778	269,476
National Beverage Corp.†	8,790	89,131

		542,681

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	7,123	283,139

Broadcast Services/Program - 0.2%

Acacia Research - Acacia Technologies†	25,881	232,411
CKX, Inc.†	47,037	296,803
Crown Media Holdings, Inc., Class A†#	8,823	15,793
DG Fastchannel, Inc.†	16,788	291,104
Fisher Communications, Inc.†	4,704	97,044
World Wrestling Entertainment, Inc.#	17,702	252,431

		1,185,586

Building & Construction Products-Misc. - 0.4%

Broadwind Energy, Inc.†#	25,405	192,062
Builders FirstSource, Inc.†#	13,137	101,023
Drew Industries, Inc.†#	14,866	305,942
Gibraltar Industries, Inc.	21,851	263,086
Interline Brands, Inc.†	26,275	439,055
Louisiana-Pacific Corp.†	83,990	632,445
NCI Building Systems, Inc.†#	15,946	42,895
Simpson Manufacturing Co., Inc.#	30,859	793,076
Trex Co., Inc.†#	12,474	237,131

		3,006,715

Building & Construction-Misc. - 0.2%

Dycom Industries, Inc.†	31,576	354,283
Insituform Technologies, Inc., Class A†	31,443	602,133
Layne Christensen Co.†	15,749	406,324
MYR Group, Inc.†	13,950	285,975

		1,648,715

Building Products-Air & Heating - 0.1%

AAON, Inc.#	10,101	210,909
Comfort Systems USA, Inc.	31,315	371,709

		582,618

Building Products-Cement - 0.1%

Texas Industries, Inc.#	19,111	759,853
US Concrete, Inc.†	26,878	41,661

		801,514

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.#	22,598	298,293
Quanex Building Products Corp.	30,487	410,660

		708,953

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	15,211	112,561

Building Products-Wood - 0.1%

Universal Forest Products, Inc.	15,529	641,348

Building-Heavy Construction - 0.3%

Granite Construction, Inc.#	27,743	890,550
Orion Marine Group, Inc.†#	21,666	443,070
Sterling Construction Co., Inc.†	10,693	172,157
Tutor Perini Corp.†#	20,859	409,254

		1,915,031

Building-Maintance & Services - 0.2%

ABM Industries, Inc.#	37,211	834,643
Integrated Electrical Services, Inc.†	4,816	40,165
Rollins, Inc.	35,502	633,711

		1,508,519

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	5,269	170,242
Skyline Corp.	5,523	130,177
Winnebago Industries, Inc.†#	23,543	284,870

		585,289

Building-Residential/Commercial - 0.3%

Amrep Corp.†#	1,029	12,111
Beazer Homes USA, Inc.†#	31,778	136,963
Brookfield Homes Corp.†#	7,759	55,865
China Housing & Land Development, Inc.†	20,786	83,560
Hovnanian Enterprises, Inc., Class A†#	41,985	225,460
M/I Homes, Inc.†	14,886	235,497
Meritage Homes Corp.†	25,369	568,519
Ryland Group, Inc.#	34,851	798,785
Standard-Pacific Corp.†#	81,699	296,567

		2,413,327

Cable TV - 0.1%

LodgeNet Interactive Corp.†#	16,380	114,332
Mediacom Communications Corp., Class A†	31,795	159,929
Outdoor Channel Holdings, Inc.†	11,774	78,415

		352,676

Casino Hotels - 0.1%

Ameristar Casinos, Inc.#	20,727	344,275
Monarch Casino & Resort, Inc.†#	7,231	72,527

		416,802

Casino Services - 0.3%

Bally Technologies, Inc.†	44,098	1,782,882
Shuffle Master, Inc.†	43,431	329,207

		2,112,089

Cellular Telecom - 0.3%

Centennial Communications Corp.†	68,803	520,839
iPCS, Inc.†(6)(7)	13,751	217,128
Syniverse Holdings, Inc.†	55,424	990,427
Virgin Mobile USA, Inc.†#	30,801	145,073

		1,873,467

Chemicals-Diversified - 0.6%

Aceto Corp.	20,055	134,168
Innophos Holdings, Inc.	13,948	266,267
Innospec, Inc.	19,136	261,781
Olin Corp.#	63,090	1,056,127
Rockwood Holdings, Inc.†	39,887	812,498
ShengdaTech, Inc.†#	22,776	134,606
Solutia, Inc.†	96,374	1,178,654
Westlake Chemical Corp.#	15,799	379,808

		4,223,909

Chemicals-Fibers - 0.0%

Zoltek Cos., Inc.†#	22,481	209,523

Chemicals-Other - 0.0%

American Vanguard Corp.	15,825	138,627

Chemicals-Plastics - 0.2%

A. Schulman, Inc.	18,913	379,962
Landec Corp.†	21,245	129,807
PolyOne Corp.†	74,804	381,501
Spartech Corp.	24,745	285,557

		1,176,827

Chemicals-Specialty - 1.0%

Arch Chemicals, Inc.	20,275	592,436
Balchem Corp.	14,845	369,641
Ferro Corp.#	36,372	286,611
H.B. Fuller Co.	39,337	776,512
Hawkins, Inc.#	7,056	149,940
ICO, Inc.†	22,313	91,483
Minerals Technologies, Inc.	15,161	679,819
NewMarket Corp.	8,149	677,345
OM Group, Inc.†	24,748	673,393
Omnova Solutions, Inc.†	35,489	167,508
Quaker Chemical Corp.	8,904	184,491
Sensient Technologies Corp.	39,442	1,028,253
Stepan Co.	5,944	321,333
Symyx Technologies, Inc.†	27,591	170,512
WR Grace & Co.†	58,425	977,450
Zep, Inc.	17,451	278,867

		7,425,594

Circuit Boards - 0.1%

DDi Corp.†	11,602	47,104
Multi-Fineline Electronix, Inc.†	7,957	219,931
Park Electrochemical Corp.	16,575	357,026
TTM Technologies, Inc.†#	34,908	353,269

		977,330

Coal - 0.2%

International Coal Group, Inc.†#	73,513	223,480
James River Coal Co.†	22,353	371,954
Patriot Coal Corp.†#	59,818	529,987
Westmoreland Coal Co.†	8,282	70,397

		1,195,818

Coffee - 0.1%

Diedrich Coffee, Inc.†#	2,439	52,414
Farmer Brothers Co.#	5,414	111,799
Peet’s Coffee & Tea, Inc.†#	9,222	242,631

		406,844

Collectibles - 0.0%

RC2 Corp.†	17,287	271,406

Commerce - 0.0%

i2 Technologies, Inc.†	13,048	195,720

Commercial Services - 1.0%

Arbitron, Inc.	21,440	392,781
CoStar Group, Inc.†#	16,091	610,653
CPI Corp.#	4,060	73,405
DynCorp International, Inc., Class A†	20,030	344,115
ExlService Holdings, Inc.†	12,084	145,008
First Advantage Corp., Class A†	8,709	152,669
Healthcare Services Group, Inc.	35,052	619,719
HMS Holdings Corp.†	20,941	787,591
ICT Group, Inc.†	7,416	81,576
Live Nation, Inc.†	67,699	475,924
Mac-Gray Corp.†	9,277	111,231
Medifast, Inc.†	10,502	197,227
National Research Corp.	1,342	32,879
PHH Corp.†#	44,037	936,227
Pre-Paid Legal Services, Inc.†	5,966	273,481
Standard Parking Corp.†	6,058	103,895
StarTek, Inc.†	9,642	74,533
Steiner Leisure, Ltd.†	11,791	391,697
Team, Inc.†	15,252	265,842
TeleTech Holdings, Inc.†	26,278	448,303
The Providence Service Corp.†	8,544	97,060
Ticketmaster Entertainment, Inc.†	30,497	297,651

		6,913,467

Commercial Services-Finance - 1.0%

Advance America Cash Advance Centers, Inc.	37,137	213,167
Bankrate, Inc.†	10,113	288,119
Cardtronics, Inc.†#	10,826	85,309
CBIZ, Inc.†#	35,483	254,058
Coinstar, Inc.†#	24,442	806,831
Deluxe Corp.	41,380	691,460
Dollar Financial Corp.†	19,503	339,937
Euronet Worldwide, Inc.†	39,386	930,297
Global Cash Access Holdings, Inc.†	30,343	219,987
Heartland Payment Systems, Inc.	30,330	379,428
Jackson Hewitt Tax Service, Inc.	23,312	130,314
MedQuist, Inc.	7,419	59,426
Net 1 UEPS Technologies, Inc.†	30,922	590,301
QC Holdings, Inc.	2,772	17,020
Rewards Network, Inc.†	5,174	68,297
Riskmetrics Group, Inc.†#	17,816	277,217
TNS, Inc.†	20,401	529,610
Tree.com, Inc.†#	5,184	36,547
Wright Express Corp.†	31,055	978,854

		6,896,179

Communications Software - 0.1%

Digi International, Inc.†	19,935	170,843
DivX, Inc.†	26,250	137,025
Seachange International, Inc.†	25,772	230,402
Smith Micro Software, Inc.†	22,986	265,488
SolarWinds, Inc.†	9,822	183,278

		987,036

Computer Aided Design - 0.2%

MSC.Software Corp.†	36,855	279,361
Parametric Technology Corp.†	93,821	1,247,819

		1,527,180

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	17,542	143,669
Trident Microsystems, Inc.†	50,949	122,787

		266,456

Computer Services - 1.0%

3PAR, Inc.†	22,238	196,584
CACI International, Inc., Class A†	24,258	1,114,898
CIBER, Inc.†	55,631	216,961
Computer Task Group, Inc.†	12,102	74,790
COMSYS IT Partners, Inc.†	11,997	89,738
Dynamics Research Corp.†	6,991	96,336
eLoyalty Corp.†	5,292	44,717
Furmanite Corp.†	29,637	108,471
iGate Corp.	18,386	122,451
Insight Enterprises, Inc.†	37,122	425,789
LivePerson, Inc.†	33,413	137,662
Manhattan Associates, Inc.†	18,654	332,601
Ness Technologies, Inc.†	31,333	189,251
Perot Systems Corp., Class A†	70,648	1,176,289
SRA International, Inc.†	33,744	670,493
SYKES Enterprises, Inc.†	28,050	588,770
Syntel, Inc.#	10,419	417,489
Tier Technologies, Inc., Class B†	14,194	107,732
Unisys Corp.†#	299,833	731,593
Virtusa Corp.†	10,679	107,431

		6,950,046

Computer Software - 0.3%

Accelrys, Inc.†	22,072	126,693
Avid Technology, Inc.†	22,838	297,579
Blackbaud, Inc.	35,480	683,345
Double-Take Software, Inc.†	13,873	121,805
Omniture, Inc.†#	54,702	782,786
Phoenix Technologies, Ltd.†	28,346	102,896

		2,115,104

Computers - 0.2%

Palm, Inc.†#	111,606	1,487,708
PAR Technology Corp.†#	6,579	40,000
Silicon Graphics International Corp.†	24,186	132,781

		1,660,489

Computers-Integrated Systems - 0.7%

3D Systems Corp.†	14,334	117,252
Agilysys, Inc.	12,354	78,324
Cray, Inc.†	27,685	202,377
Echelon Corp.†#	26,270	298,427
Integral Systems, Inc.†	14,006	87,818
Jack Henry & Associates, Inc.	67,846	1,581,490
Maxwell Technologies, Inc.†	18,167	245,800
Mercury Computer Systems, Inc.†	18,340	174,597
MTS Systems Corp.	13,565	360,015
NCI, Inc.†#	5,260	154,381

NetScout Systems, Inc.†	19,933	228,432
Radiant Systems, Inc.†	22,224	238,241
Radisys Corp.†	18,896	137,941
Riverbed Technology, Inc.†#	44,315	854,393
Stratasys, Inc.†#	16,374	235,622
Super Micro Computer, Inc.†	18,541	147,772

		5,142,882

Computers-Memory Devices - 0.3%

Imation Corp.	24,047	206,804
Isilon Systems, Inc.†#	20,921	120,296
Netezza Corp†#	38,175	366,480
Quantum Corp.†	170,193	209,337
Silicon Storage Technology, Inc.†	64,344	117,749
Smart Modular Technologies WWH, Inc.†	29,696	113,736
STEC, Inc.†#	20,005	810,803

		1,945,205

Computers-Periphery Equipment - 0.2%

Compellent Technologies Inc†#	13,617	203,166
Electronics for Imaging, Inc.†	39,858	424,089
Immersion Corp.†#	22,636	86,017
Rimage Corp.†	7,582	122,070
Synaptics, Inc.†#	27,775	716,039

		1,551,381

Consulting Services - 0.8%

CRA International, Inc.†	8,822	246,398
Diamond Management & Technology Consultants, Inc.	19,316	120,918
Forrester Research, Inc.†	12,640	297,546
Franklin Covey Co.†	10,325	57,201
Gartner, Inc.†	47,968	799,147
Hill International, Inc.†	20,126	119,548
Huron Consulting Group, Inc.†	17,427	327,976
ICF International, Inc.†#	7,130	195,005
Information Services Group, Inc.†	19,215	76,476
MAXIMUS, Inc.	14,167	590,056
Navigant Consulting, Inc.†	40,403	508,674
The Advisory Board Co.†	12,544	331,538
The Corporate Executive Board Co.	27,596	663,684
The Hackett Group, Inc.†#	31,184	81,702
Watson Wyatt Worldwide, Inc., Class A	34,519	1,508,480

		5,924,349

Consumer Products-Misc. - 0.6%

American Greetings Corp., Class A	31,915	443,299
Blyth, Inc.	4,774	217,217
Central Garden and Pet Co. Class A†	50,342	553,762
CSS Industries, Inc.†	6,073	126,804
Helen of Troy, Ltd.†	24,154	522,210
Oil-Dri Corp. of America	4,162	65,302
Prestige Brands Holdings, Inc.†	27,412	203,123
Tupperware Brands Corp.	50,701	1,875,430
WD-40 Co.	13,360	360,453

		4,367,600

Containers-Metal/Glass - 0.2%

Bway Holding Co.†	6,102	94,581
Silgan Holdings, Inc.	21,643	1,052,283

		1,146,864

Containers-Paper/Plastic - 0.3%

AEP Industries, Inc.†	4,333	165,997
Graphic Packaging Holding Co.†	90,427	192,610
Rock-Tenn Co., Class A	31,051	1,592,606

		1,951,213

Cosmetics & Toiletries - 0.3%

Bare Escentuals, Inc.†	53,600	497,408
Chattem, Inc.†#	15,737	963,734
Elizabeth Arden, Inc.†	19,574	201,612
Inter Parfums, Inc.#	11,512	111,091
Revlon, Inc., Class A†#	15,769	71,591

		1,845,436

Data Processing/Management - 0.5%

Acxiom Corp.†	54,958	501,217
Commvault Systems, Inc.†	33,698	616,336
CSG Systems International, Inc.†	28,437	428,546
Fair Isaac Corp.#	39,555	882,076
FalconStor Software, Inc.†	27,832	140,830
Infogroup, Inc.†	27,654	170,625
Innodata Isogen, Inc.†	17,345	90,194
MoneyGram International, Inc.†#	66,819	177,739
Pegasystems, Inc.	12,154	372,277
Schawk, Inc.	12,142	137,569

		3,517,409

Decision Support Software - 0.2%

DemandTec, Inc.†#	16,253	137,663
GSE Systems, Inc.†	12,942	85,029
Interactive Intelligence, Inc.†	10,213	175,868
QAD, Inc.	10,159	41,449
SPSS, Inc.†	14,838	738,932

		1,178,941

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†#	47,195	632,413
Sirona Dental Systems, Inc.†	13,724	362,863

		995,276

Diagnostic Equipment - 0.3%

Affymetrix, Inc.†	57,238	441,877
Cepheid, Inc.†#	46,907	562,415
Hansen Medical, Inc.†	20,519	69,970
Home Diagnostics, Inc.†	9,357	56,048
Immucor, Inc.†	57,031	1,031,691

		2,162,001

Diagnostic Kits - 0.2%

Inverness Medical Innovations, Inc.	1,502	349,966
Meridian Bioscience, Inc.#	32,805	790,600
OraSure Technologies, Inc.†#	37,140	98,050
Quidel Corp.†	20,856	322,017

		1,560,633

Direct Marketing - 0.1%

APAC Customer Services, Inc.†#	20,584	112,800
Harte-Hanks, Inc.#	30,623	399,324

		512,124

Disposable Medical Products - 0.2%

ICU Medical, Inc.†	10,290	382,685
Medical Action Industries, Inc.†	11,433	143,256
Merit Medical Systems, Inc.†	22,607	408,056
Rochester Medical Corp.†	8,107	99,311
Utah Medical Products, Inc.	2,601	72,334

		1,105,642

Distribution/Wholesale - 1.2%

Beacon Roofing Supply, Inc.†#	36,496	613,863
BlueLinx Holdings, Inc.†#	9,389	50,982
BMP Sunstone Corp.†#	26,212	104,848
Brightpoint, Inc.†	40,525	297,454
Chindex International, Inc.†	10,780	145,961
Core-Mark Holding Co., Inc.†	7,861	225,689
FGX International Holdings†#	11,804	170,450
Fossil, Inc.†	37,977	963,856
Houston Wire & Cable Co.#	14,288	164,455
MWI Veterinary Supply, Inc.†	8,722	324,546
Owens & Minor, Inc.	33,723	1,492,243
Pool Corp.#	39,161	932,815
Rentrak Corp.†	7,647	121,587
Scansource, Inc.†#	21,478	601,169
School Specialty, Inc.†#	15,214	346,727
Titan Machinery, Inc.†#	10,485	126,344
United Stationers, Inc.†	19,196	877,065
Watsco, Inc.#	21,527	1,137,272

		8,697,326

Diversified Financial Services - 0.0%

Doral Financial Corp.†#	4,677	14,592

Diversified Manufacturing Operations - 1.3%

A.O. Smith Corp.	17,771	676,187
Actuant Corp., Class A#	54,817	774,564
Acuity Brands, Inc.#	34,885	1,120,157
Ameron International Corp.	7,452	603,389
AZZ, Inc.†#	9,833	338,452
Barnes Group, Inc.#	37,700	553,813
Blount International, Inc.†#	31,038	284,619
Chase Corp.	4,925	56,145
Colfax Corp.†	19,172	203,223
EnPro Industries, Inc.†#	16,164	347,849
ESCO Technologies, Inc.†	21,221	786,450
Federal Signal Corp.	39,428	281,910
GenTek, Inc.†#	7,045	193,244
GP Strategies Corp.†	12,761	93,793
Griffon Corp.†	35,176	371,810
Koppers Holdings, Inc.	16,545	451,679
LSB Industries, Inc.†	13,964	215,604
Matthews International Corp., Class A	24,641	858,493
Raven Industries, Inc.#	12,964	374,660
Standex International Corp.	10,004	171,168
Tredegar Corp.#	23,930	358,471

		9,115,680

Diversified Minerals - 0.1%

AMCOL International Corp.#	19,072	422,254
General Moly, Inc.†#	51,573	141,310
United States Lime & Minerals, Inc.†	1,481	55,212

		618,776

Diversified Operations - 0.0%

Primoris Services Corp.	6,600	47,124
Resource America, Inc., Class A	9,986	50,829
Zapata Corp.†	7,319	51,526

		149,479

Diversified Operations/Commercial Services - 0.2%

Chemed Corp.	18,285	796,129
Compass Diversified Trust	19,296	195,468
Viad Corp.	16,670	301,227
Volt Information Sciences, Inc.†#	9,787	98,849

		1,391,673

Drug Delivery Systems - 0.2%

Alkermes, Inc.†	76,518	692,488
BioDelivery Sciences International, Inc.†#	8,234	39,688
Depomed, Inc.†	41,467	129,377
I-Flow Corp.†	17,634	158,706
Matrixx Initiatives, Inc.†#	7,657	41,271
Nektar Therapeutics†#	74,937	621,228

		1,682,758

E-Commerce/Products - 0.3%

1-800-FLOWERS.COM, Inc., Class A†	21,221	65,573
Blue Nile, Inc.†#	10,248	567,534
Drugstore.com, Inc.†	70,296	166,602
MercadoLibre, Inc.†#	20,911	658,069
NutriSystem, Inc.#	24,864	353,815
Overstock.com, Inc.†#	12,690	158,117
Shutterfly, Inc.†	16,773	242,538
Stamps.com, Inc.†	8,844	76,235
US Auto Parts Network, Inc.†	7,974	43,458

		2,331,941

E-Commerce/Services - 0.1%

ePlus, Inc.†#	2,985	47,163
Global Sources, Ltd.†	13,092	89,811
Internet Brands Inc., Class A†#	22,190	161,765
Move, Inc.†#	124,863	360,854
OpenTable, Inc.†	2,431	67,169
Orbitz Worldwide, Inc.†	29,496	184,940

		911,702

E-Marketing/Info - 0.4%

comScore, Inc.†#	17,450	242,730
Constant Contact, Inc.†#	19,400	404,102
Digital River, Inc.†	30,910	1,091,741
Liquidity Services, Inc.†	12,154	132,357
ValueClick, Inc.†	70,415	721,754

		2,592,684

E-Services/Consulting - 0.3%

GSI Commerce, Inc.†#	22,440	389,110
Keynote Systems, Inc.†	9,965	100,248
Perficient, Inc.†	23,144	179,597
Saba Software, Inc.†	19,904	67,873
Sapient Corp.†	68,291	500,573

Websense, Inc.†	35,846	543,425

		1,780,826

Educational Software - 0.1%

Blackboard, Inc.†	25,631	881,963
Renaissance Learning, Inc.#	5,254	52,067
Rosetta Stone, Inc.†#	5,066	111,705

		1,045,735

Electric Products-Misc. - 0.3%

GrafTech International, Ltd.†	97,369	1,385,561
Graham Corp.	8,178	111,384
Harbin Electric, Inc.†#	12,177	151,117
Littelfuse, Inc.†	17,588	440,403
NIVS IntelliMedia Technology Group, Inc.†#	6,620	15,292
SmartHeat, Inc.†#	5,403	39,334

		2,143,091

Electric-Distribution - 0.1%

EnerNOC, Inc.†#	11,359	306,011
Florida Public Utilities Co.	4,956	62,446

		368,457

Electric-Integrated - 1.7%

Allete, Inc.	23,744	802,785
Avista Corp.	44,243	863,623
Black Hills Corp.	31,414	803,570
Central Vermont Public Service Corp.	9,435	172,660
CH Energy Group, Inc.	12,781	584,859
Cleco Corp.	48,906	1,194,285
El Paso Electric Co.†	36,377	616,226
IDACORP, Inc.	38,172	1,087,139
MGE Energy, Inc.	18,692	662,258
NorthWestern Corp.	29,097	698,037
Otter Tail Corp.#	28,716	677,410
Pike Electric Corp.†	13,427	149,174
PNM Resources, Inc.	70,134	819,165
Portland General Electric Co.	60,831	1,187,421
The Empire District Electric Co.#	27,667	502,156
U S Geothermal, Inc.†#	50,227	71,825
UIL Holdings Corp.#	23,746	615,971
Unisource Energy Corp.	28,833	843,077
Unitil Corp.	8,512	185,732

		12,537,373

Electronic Components-Misc. - 0.6%

Bel Fuse, Inc., Class B	8,327	140,726
Benchmark Electronics, Inc.†	52,851	866,756
CTS Corp.	27,325	242,099
Daktronics, Inc.#	27,123	218,882
LaBarge, Inc.†	10,211	105,480
Methode Electronics, Inc.	30,575	263,862
Microvision, Inc. Wash†#	61,667	207,818
Nve Corp.†	3,780	201,096
OSI Systems, Inc.†	12,603	212,613
Plexus Corp.†	31,945	804,375
Rogers Corp.†	12,678	330,896
Stoneridge, Inc.†	12,190	64,851
Technitrol, Inc.	33,186	273,453

		3,932,907

Electronic Components-Semiconductors - 1.5%

Actel Corp.†	21,157	230,188
Advanced Analogic Technologies, Inc.†	34,755	156,745
Amkor Technology, Inc.†#	88,474	490,146
Applied Micro Circuits Corp.†	53,346	423,567
Cavium Networks, Inc.†#	29,350	596,099
Ceva, Inc.†	15,804	137,653
Diodes, Inc.†#	25,812	523,209
DSP Group, Inc.†	18,407	145,415
Emcore Corp.†#	60,958	64,616
Entropic Communications, Inc.†	42,730	130,754
GSI Technology, Inc.†	14,925	55,969
IXYS Corp.†	19,173	130,376
Kopin Corp.†	54,624	210,302
Lattice Semiconductor Corp.†	93,312	229,548
Microsemi Corp.†#	65,717	927,267
Microtune, Inc.†	42,177	83,510
MIPS Technologies, Inc.†	36,440	127,904
Monolithic Power Systems, Inc.†	27,419	617,750
Netlogic Microsystems, Inc.†	14,630	642,403
OmniVision Technologies, Inc.†	40,523	592,852
PLX Technology, Inc.†	27,208	93,323
Rubicon Technology, Inc.†#	10,157	124,322
Semtech Corp.†	49,410	902,721
Silicon Image, Inc.†	60,529	184,008
Skyworks Solutions, Inc.†	135,570	1,579,391
Supertex, Inc.†#	8,867	229,123
Virage Logic Corp.†	13,104	62,899
Volterra Semiconductor Corp.†	18,331	324,642
White Electronic Designs Corp.†	18,555	76,818
Zoran Corp.†	41,805	461,945

		10,555,465

Electronic Design Automation - 0.1%

Cogo Group, Inc.†	18,666	100,796
Mentor Graphics Corp.†	76,214	672,970

		773,766

Electronic Measurement Instruments - 0.2%

Analogic Corp.	10,363	368,405
Axsys Technologies, Inc.†	7,767	419,418
Badger Meter, Inc.#	11,994	434,063
FARO Technologies, Inc.†#	13,564	230,723
Measurement Specialties, Inc.†	11,722	124,019
MEMSIC, Inc.†	12,549	45,302
RAE Systems, Inc.†#	32,873	38,133
Zygo Corp.†	12,050	80,855

		1,740,918

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.	7,374	454,165
ICx Technologies, Inc.†	9,262	43,994
Taser International, Inc.†	50,123	228,060

		726,219

Energy-Alternate Sources - 0.2%

Ascent Solar Technologies, Inc.†#	12,598	70,801
Clean Energy Fuels Corp.†#	28,850	361,202
Comverge, Inc.†#	15,427	171,857

Ener1, Inc.†	38,690	246,842
Evergreen Energy, Inc.†#	105,584	107,696
FuelCell Energy, Inc.†#	52,808	192,749
Green Plains Renewable Energy, Inc.†#	7,530	57,378
GT Solar International, Inc.†#	25,485	130,738
Headwaters, Inc.†#	41,006	157,463
Syntroleum Corp.†#	51,077	133,822

		1,630,548

Engineering/R&D Services - 0.3%

Argan, Inc.†	6,000	82,500
EMCOR Group, Inc.†	53,288	1,234,683
ENGlobal Corp.†	15,049	66,517
Michael Baker Corp.†	6,355	212,765
Stanley, Inc.†#	9,293	238,365
Vse Corp.	3,293	112,983

		1,947,813

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	40,331	711,439

Enterprise Software/Service - 1.4%

Advent Software, Inc.†#	12,374	478,750
American Software, Inc., Class A	17,971	113,217
Ariba, Inc.†	70,747	810,761
Concur Technologies, Inc.†#	32,205	1,138,769
Epicor Software Corp.†#	38,239	240,906
Informatica Corp.†	70,552	1,264,997
JDA Software Group, Inc.†	21,393	413,741
Lawson Software, Inc.†	111,333	685,811
ManTech International Corp., Class A†	17,723	936,483
MedAssets, Inc.†	31,927	712,930
MicroStrategy, Inc., Class A†	7,327	452,442
Omnicell, Inc.†	25,570	280,759
Opnet Technologies, Inc.	10,607	100,342
Pervasive Software, Inc.†	12,433	59,678
PROS Holdings, Inc.†	15,436	124,723
RightNow Technologies, Inc.†	17,644	221,962
SYNNEX Corp.†#	15,586	462,125
Taleo Corp., Class A†	25,292	457,532
The Ultimate Software Group, Inc.†#	19,716	519,911
Tyler Technologies, Inc.†#	25,288	385,136

		9,860,975

Entertainment Software - 0.1%

Take-Two Interactive Software, Inc.†	65,031	682,825
THQ, Inc.†	54,696	301,375

		984,200

Environmental Consulting & Engineering - 0.2%

Tetra Tech, Inc.†	48,761	1,440,400

Environmental Monitoring & Detection - 0.1%

Met-Pro Corp.	11,821	116,910
Mine Safety Appliances Co.	21,591	577,127

		694,037

Female Health Care Products - 0.0%

The Female Health Co.†	12,854	88,050

Filtration/Separation Products - 0.2%

CLARCOR, Inc.	41,220	1,321,513
Flanders Corp.†#	13,329	66,645
PMFG, Inc.†#	10,590	117,020
Polypore International, Inc.†#	18,324	208,344

		1,713,522

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.†#	4,869	148,553

Finance-Commercial - 0.0%

Newstar Financial, Inc.†	22,407	61,843

Finance-Consumer Loans - 0.3%

Encore Capital Group, Inc.†#	10,904	162,470
Nelnet, Inc., Class A†	15,597	230,212
Ocwen Financial Corp.†	46,180	477,963
Portfolio Recovery Associates, Inc.†#	12,420	545,486
The First Marblehead Corp.†	50,000	132,000
World Acceptance Corp.†#	13,141	342,060

		1,890,191

Finance-Credit Card - 0.0%

CompuCredit Holdings Corp.†#	13,104	57,264

Finance-Investment Banker/Broker - 1.2%

Broadpoint Gleacher Securities, Inc.†#	42,088	317,764
Diamond Hill Investment Group, Inc.†#	1,826	93,838
Duff & Phelps Corp., Class A	13,122	223,599
E*TRADE Financial Corp.†#	763,174	1,343,186
Evercore Partners, Inc., Class A	8,435	212,393
FBR Capital Markets Corp.†	14,662	79,322
International Assets Holding Corp.†#	3,787	61,804
JMP Group, Inc.	11,844	121,401
KBW, Inc.†	28,211	807,399
Knight Capital Group, Inc., Class A†	75,268	1,514,392
LaBranche & Co., Inc.†	44,846	173,106
Oppenheimer Holdings, Inc.	7,650	197,523
optionsXpress Holdings, Inc.	34,192	568,955
Penson Worldwide, Inc.†#	15,793	160,141
Piper Jaffray Cos., Inc.†	15,938	807,738
Sanders Morris Harris Group, Inc.	15,574	87,370
Stifel Financial Corp.†#	22,169	1,248,115
SWS Group, Inc.	19,490	281,825
Thomas Weisel Partners Group, Inc.†#	16,799	74,420
TradeStation Group, Inc.†	26,973	193,396

		8,567,687

Finance-Leasing Companies - 0.1%

California First National Bancorp	1,485	18,815
Financial Federal Corp.#	20,919	489,923

		508,738

Finance-Other Services - 0.2%

Asset Acceptance Capital Corp.†#	12,105	88,124
BGC Parnters, Inc., Class A#	37,482	169,419
FCStone Group, Inc.†#	22,614	108,321
GFI Group, Inc.	52,523	376,065
MarketAxess Holdings, Inc.†	25,684	284,836

MF Global, Ltd.†	78,355	560,238

		1,587,003

Financial Guarantee Insurance - 0.5%

Ambac Financial Group, Inc.#	232,658	409,478
Assured Guaranty, Ltd.#	84,699	1,685,510
MGIC Investment Corp.†#	101,285	823,447
PMI Group, Inc.#	59,063	197,271
Primus Guaranty, Ltd.†#	14,976	62,150
Radian Group, Inc.#	66,313	608,090

		3,785,946

Firearms & Ammunition - 0.1%

Smith & Wesson Holding Corp.†#	48,132	258,950
Sturm Ruger & Co., Inc.#	15,420	212,950

		471,900

Fisheries - 0.0%

HQ Sustainable Maritime Industries, Inc.†	8,024	66,760

Food-Canned - 0.2%

Seneca Foods Corp., Class A†	7,569	201,941
Treehouse Foods, Inc.†#	25,544	946,405

		1,148,346

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	19,561	462,618

Food-Dairy Products - 0.0%

American Dairy, Inc.†#	7,032	215,882
Lifeway Foods, Inc.†#	3,922	50,633

		266,515

Food-Misc. - 0.8%

American Italian Pasta Co., Class A†	16,967	513,422
B & G Foods, Inc.	14,716	134,210
Cal-Maine Foods, Inc.#	10,959	312,880
Calavo Growers, Inc.	8,429	148,350
Chiquita Brands International, Inc.†#	36,061	555,339
Diamond Foods, Inc.#	13,346	373,021
J & J Snack Foods Corp.	11,472	501,326
Lancaster Colony Corp.	15,538	780,940
Lance, Inc.	22,487	545,310
M&F Worldwide Corp.†	8,688	170,459
Overhill Farms, Inc.†	12,811	73,407
Seaboard Corp.	268	295,872
Smart Balance, Inc.†	50,711	324,043
The Hain Celestial Group, Inc.†#	32,940	527,040
Zhongpin, Inc.†#	16,764	190,774

		5,446,393

Food-Retail - 0.3%

Arden Group, Inc., Class A	964	113,752
Great Atlantic & Pacific Tea Co., Inc.†	27,235	182,747
Ingles Markets, Inc., Class A	10,301	169,864
Ruddick Corp.	34,803	924,368
Village Super Market Inc., Class A	5,036	144,281
Weis Markets, Inc.	8,918	278,331
Winn-Dixie Stores, Inc.†	44,111	607,408

		2,420,751

Food-Wholesale/Distribution - 0.3%

Fresh Del Monte Produce, Inc.†	33,189	760,028
Nash Finch Co.	10,378	281,659
Spartan Stores, Inc.	17,985	238,661
United Natural Foods, Inc.†	34,766	939,377

		2,219,725

Footwear & Related Apparel - 0.6%

CROCS, Inc.†	67,834	430,746
Deckers Outdoor Corp.†	10,619	725,278
Iconix Brand Group, Inc.†	57,729	991,784
Skechers USA, Inc., Class A†	26,822	477,700
Steven Madden, Ltd.†	12,662	408,096
Timberland Co., Class A†	35,253	456,879
Weyco Group, Inc.#	5,662	127,961
Wolverine World Wide, Inc.	39,819	991,891

		4,610,335

Forestry - 0.1%

Deltic Timber Corp.	8,597	439,135

Funeral Services & Related Items - 0.1%

Stewart Enterprises, Inc., Class A#	65,087	345,612

Gambling (Non-Hotel) - 0.1%

Dover Downs Gaming & Entertainment, Inc.	11,450	68,471
Isle of Capri Casinos, Inc.†#	12,554	128,427
Lakes Entertainment, Inc.†	15,156	47,893
Pinnacle Entertainment, Inc.†	48,633	456,178

		700,969

Gas-Distribution - 1.2%

Chesapeake Utilities Corp.	5,551	170,971
Laclede Group, Inc.	17,933	583,898
New Jersey Resources Corp.	34,120	1,253,910
Nicor, Inc.#	36,609	1,325,978
Northwest Natural Gas Co.	21,460	903,466
Piedmont Natural Gas, Inc.	59,498	1,429,142
South Jersey Industries, Inc.	24,125	835,931
Southwest Gas Corp.	36,199	881,446
WGL Holdings, Inc.	40,598	1,339,734

		8,724,476

Gold Mining - 0.0%

US Gold Corp.†	64,589	180,203

Golf - 0.1%

Callaway Golf Co.#	52,191	368,990

Hazardous Waste Disposal - 0.3%

American Ecology Corp.	14,695	268,625
Clean Harbors, Inc.†	17,360	1,024,587
EnergySolutions, Inc.	61,131	542,843
Heritage Crystal Clean Inc.†	2,069	25,531
Perma-Fix Environmental Services, Inc.†	43,738	107,596

		1,969,182

Health Care Cost Containment - 0.0%

American Caresource Holding, Inc.†#	8,565	33,746
Corvel Corp.†	6,014	180,781
Transcend Services, Inc.†	5,074	80,677

		295,204

Heart Monitors - 0.0%

Cardiac Science Corp.†	16,187	50,989
HeartWare International, Inc.†#	4,374	118,798

		169,787

Home Furnishings - 0.3%

American Woodmark Corp.	8,339	167,447
Ethan Allen Interiors, Inc.	19,903	309,293
Furniture Brands International, Inc.†#	33,601	187,829
Hooker Furniture Corp.	8,722	116,090
Kimball International, Inc., Class B	25,932	164,927
La-Z-Boy, Inc.#	41,680	353,030
Sealy Corp.†#	36,545	95,748
Stanley Furniture Co., Inc.#	8,366	101,396
Tempur-Pedic International, Inc.†	60,639	897,457

		2,393,217

Hotels/Motels - 0.2%

Gaylord Entertainment Co.†#	27,986	568,676
Marcus Corp.	16,247	203,412
Morgans Hotel Group Co.†#	17,582	86,679
Orient-Express Hotels, Ltd., Class A#	62,211	619,622
Red Lion Hotels Corp.†	10,771	62,472

		1,540,861

Human Resources - 0.8%

Administaff, Inc.	17,066	411,973
AMN Healthcare Services, Inc.†	26,417	260,736
Barrett Business Services, Inc.	6,212	64,791
CDI Corp.	9,863	149,819
Cross Country Healthcare, Inc.†#	24,918	229,495
Emergency Medical Services Corp., Class A†	8,047	364,932
Heidrick & Struggles International, Inc.	13,732	288,647
Kelly Services, Inc., Class A	21,189	243,250
Kenexa Corp.†	18,236	223,573
Kforce, Inc.†	23,180	259,616
Korn/Ferry International†	36,210	500,784
MPS Group, Inc.†	74,870	738,218
On Assignment, Inc.†	29,256	117,024
Resources Connection, Inc.†	36,461	561,864
Spherion Corp.†	41,922	227,217
Successfactors, Inc.†#	29,985	355,922
TrueBlue, Inc.†	35,462	482,283

		5,480,144

Identification Systems - 0.3%

Brady Corp., Class A	38,782	1,149,111
Checkpoint Systems, Inc.†	31,474	524,671
Cogent, Inc.†	34,545	362,722
L-1 Identity Solutions, Inc.†#	60,557	434,194

		2,470,698

Industrial Audio & Video Products - 0.0%

China Security & Surveillance Technology, Inc.†#	26,448	171,912
SRS Labs, Inc.†	9,398	68,042

		239,954

Industrial Automated/Robotic - 0.4%

Cognex Corp.	32,108	514,370
Hurco Cos., Inc.†#	5,199	86,667
Intermec, Inc.†	50,222	714,157
iRobot Corp.†	15,721	180,320
Nordson Corp.#	27,198	1,457,269

		2,952,783

Instruments-Controls - 0.3%

Spectrum Control, Inc.†	10,178	93,434
Watts Water Technologies, Inc., Class A#	23,687	714,637
Woodward Governor Co.	48,823	1,024,795
X-Rite, Inc.†#	20,995	42,410

		1,875,276

Instruments-Scientific - 0.4%

Dionex Corp.†	14,317	861,024
FEI Co.†	30,266	716,094
OYO Geospace Corp.†#	3,258	65,518
Varian, Inc.†	23,340	1,195,475

		2,838,111

Insurance Brokers - 0.1%

Crawford & Co., Class B†#	16,833	77,937
eHealth, Inc.†	20,033	370,610
Life Partners Holdings, Inc.#	5,948	101,949

		550,496

Insurance-Life/Health - 0.4%

American Equity Investment Life Holding Co.#	47,092	380,032
Conseco, Inc.†	149,594	641,758
Delphi Financial Group, Inc., Class A	37,447	875,136
FBL Financial Group, Inc., Class A#	10,489	178,313
Independence Holding Co.	5,268	31,924
Kansas City Life Insurance Co.	3,422	122,337
National Western Life Insurance Co., Class A	1,826	300,761
Presidential Life Corp.	16,833	166,647
The Phoenix Cos., Inc.†#	93,598	277,986
Universal American Corp.†	21,893	200,978

		3,175,872

Insurance-Multi-line - 0.1%

Citizens, Inc.†#	26,952	183,543
Eastern Insurance Holdings, Inc.	6,340	61,625
Horace Mann Educators Corp.	31,714	388,497
United Fire & Casualty Co.	17,934	358,859

		992,524

Insurance-Property/Casualty - 1.5%

American Physicians Capital, Inc.#	7,801	232,782
American Physicians Service Group, Inc.	5,159	118,709
American Safety Insurance Holdings, Ltd.†	6,959	106,751
AMERISAFE, Inc.†	15,271	260,829
Amtrust Financial Services, Inc.	18,398	232,367
Baldwin & Lyons, Inc., Class B	6,596	145,903

CNA Surety Corp.†	13,613	216,174
Donegal Group, Inc., Class A	9,387	137,801
EMC Insurance Group, Inc.#	3,964	85,226
Employers Holdings, Inc.	37,797	560,907
Enstar Group, Ltd.†	5,401	334,214
First Acceptance Corp.†#	13,608	38,375
First Mercury Financial Corp.	11,570	167,649
FPIC Insurance Group, Inc.†	5,717	182,429
Hallmark Financial Services, Inc.†	7,652	55,860
Harleysville Group, Inc.	10,665	345,653
Infinity Property & Casualty Corp.	11,103	488,199
Meadowbrook Insurance Group, Inc.	46,514	370,717
Mercer Insurance Group, Inc.	4,523	82,907
National Interstate Corp.	4,945	88,515
Navigators Group, Inc.†	10,105	524,449
NYMAGIC, Inc.	3,880	61,808
PMA Capital Corp., Class A†	26,080	143,701
ProAssurance Corp.†	26,787	1,406,317
RLI Corp.#	15,121	801,564
Safety Insurance Group, Inc.	10,732	344,819
SeaBright Insurance Holdings, Inc.†	17,558	175,756
Selective Insurance Group, Inc.	42,767	727,894
State Auto Financial Corp.	11,586	198,932
Stewart Information Services Corp.	13,891	196,835
Tower Group, Inc.	32,743	785,505
United America Indemnity, Ltd. Class A†	29,698	185,019
Universal Insurance Holdings, Inc.#	10,693	53,679
Zenith National Insurance Corp.	30,229	814,974

		10,673,219

Insurance-Reinsurance - 0.9%

Argo Group International Holdings, Ltd.†	24,957	881,481
Flagstone Reinsurance Holdings, Ltd.	31,676	344,002
Greenlight Capital Re, Ltd. Class A†	22,800	417,240
IPC Holdings, Ltd.	45,300	1,468,626
Maiden Holdings, Ltd.	40,406	308,702
Max Capital Group, Ltd.	37,357	764,324
Montpelier Re Holdings, Ltd.	69,898	1,124,659
Platinum Underwriters Holdings, Ltd.	41,425	1,501,656

		6,810,690

Internet Application Software - 0.4%

Art Technology Group, Inc.†	102,489	414,056
China Information Security Technology, Inc.†	21,848	84,115
Cybersource Corp.†	55,937	858,633
DealerTrack Holdings, Inc.†	30,406	613,593
eResearchTechnology, Inc.†	34,465	216,785
Lionbridge Technologies, Inc.†	46,464	124,988
RealNetworks, Inc.†	67,152	237,718
S1 Corp.†	42,785	269,118
Vocus, Inc.†	13,411	226,109

		3,045,115

Internet Connectivity Services - 0.1%

AboveNet, Inc.†	4,999	457,958
Cogent Communications Group, Inc.†	35,878	346,223
Internap Network Services Corp.†#	41,107	124,143
PC-Tel, Inc.†	15,255	90,005

		1,018,329

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†	26,603	88,854
Youbet.com, Inc.†	24,272	50,243

		139,097

Internet Content-Information/News - 0.1%

Dice Holdings, Inc.†	12,743	74,546
Health Grades, Inc.†	19,246	87,377
InfoSpace, Inc.†	28,338	229,538
Loopnet, Inc.†#	16,301	130,245
TechTarget, Inc.†	9,386	60,258
The Knot, Inc.†#	24,329	245,723
Travelzoo, Inc.†#	4,486	54,236

		881,923

Internet Financial Services - 0.0%

Online Resources Corp.†	20,566	112,496

Internet Incubators - 0.1%

Internet Capital Group, Inc.†	29,730	197,407
Moduslink Global Solutions, Inc.†	36,989	265,581
Safeguard Scientifics, Inc.†	16,466	183,596

		646,584
Internet Infrastructure Equipment - 0.1%

Avocent Corp.†	35,871	585,415

Internet Infrastructure Software - 0.3%

AsiaInfo Holdings, Inc.†#	23,628	406,874
Chordiant Software, Inc.†	24,434	95,537
Imergent, Inc.	6,341	42,485
Openwave Systems, Inc.†	67,449	186,834
support.com, Inc.†	37,536	88,209
TeleCommunication Systems, Inc., Class A†	30,969	233,506
TIBCO Software, Inc.†#	142,115	1,260,560

		2,314,005

Internet Security - 0.2%

Actividentity Corp.†	37,093	93,103
Blue Coat Systems, Inc.†	31,977	627,069
iPass, Inc.†	40,765	59,517
SonicWALL, Inc.†	43,562	326,279
Sourcefire, Inc.†	17,924	340,556
Vasco Data Security International, Inc.†	21,610	187,143
Zix Corp.†#	51,268	93,308

		1,726,975

Internet Telephone - 0.1%

Ibasis, Inc.†	22,203	49,957
j2 Global Communications, Inc.†	36,123	771,948

		821,905

Intimate Apparel - 0.2%

The Warnaco Group, Inc.†	37,072	1,410,590

Investment Companies - 0.7%

Allied Capital Corp.	144,682	434,046
American Capital, Ltd.†#	174,445	432,624
Ampal American Israel Class A†#	16,998	40,115

Apollo Investment Corp.#	131,912	1,221,505
Ares Capital Corp.	78,662	731,556
Blackrock Kelso Capital Corp	10,136	80,581
Capital Southwest Corp.	2,399	181,700
Fifth Street Finance Corp.	22,624	232,801
Gladstone Capital Corp.	17,074	127,884
Gladstone Investment Corp.	17,878	90,463
Harris & Harris Group, Inc.†#	20,938	123,325
Hercules Technology Growth Capital, Inc.	28,603	265,150
Kohlberg Capital Corp.	14,805	70,472
Main Street Capital Corp.#	5,726	75,125
MCG Capital Corp.†	52,934	160,390
Medallion Financial Corp.	12,046	100,584
MVC Capital, Inc.	17,508	159,673
NGP Capital Resources Co.	17,512	112,252
PennantPark Investment Corp.	17,059	142,443
Prospect Capital Corp.#	38,960	397,392
TICC Capital Corp.#	21,525	109,993
Triangle Capital Corp.#	7,161	78,126

		5,368,200

Investment Management/Advisor Services - 0.2%

Altisource Portfolio Solutions SA†#	10,410	149,175
Calamos Asset Management, Inc., Class A	15,875	179,070
Cohen & Steers, Inc.#	13,919	273,787
Epoch Holding Corp.#	10,289	84,473
GAMCO Investors, Inc., Class A#	5,774	260,580
National Financial Partners Corp.†	33,319	261,554
Pzena Investment Management, Inc., Class A†#	6,237	42,786
Teton Advisors, Inc.(5)(6)	91	205
U.S. Global Investors, Inc., Class A#	10,410	115,343
Virtus Investment Partners, Inc.†	4,696	73,351
Westwood Holdings Group, Inc.†#	4,532	174,573

		1,614,897

Lasers-System/Components - 0.4%

Coherent, Inc.†#	17,554	392,508
Cymer, Inc.†	24,039	845,692
Electro Scientific Industries, Inc.†	22,118	271,609
II-VI, Inc.†	20,153	539,294
Newport Corp.†	29,278	207,581
Rofin-Sinar Technologies, Inc.†	23,408	532,298

		2,788,982

Leisure Products - 0.1%

Brunswick Corp.#	71,414	663,436
Marine Products Corp.#	8,007	40,836
Multimedia Games, Inc.†#	21,572	108,291

		812,563

Lighting Products & Systems - 0.0%

Orion Energy Systems ,Inc.†	14,120	44,196
Universal Display Corp.†#	23,659	257,883

		302,079

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	14,971	351,818
UniFirst Corp.	11,430	455,943

		807,761

Machine Tools & Related Products - 0.0%

K-Tron International, Inc.†#	2,011	169,366

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.†#	14,657	371,262

Machinery-Electrical - 0.4%

Baldor Electric Co.#	37,696	1,058,127
Franklin Electric Co., Inc.#	18,673	588,386
Regal-Beloit Corp.#	28,999	1,318,295

		2,964,808

Machinery-Farming - 0.1%

Alamo Group, Inc.	5,160	74,046
Lindsay Corp.#	9,964	413,606

		487,652

Machinery-General Industrial - 0.5%

Albany International Corp., Class A	21,887	376,237
Altra Holdings, Inc.†	21,588	207,245
Applied Industrial Technologies, Inc.	34,212	705,794
Chart Industries, Inc.†	23,004	429,255
DXP Enterprises, Inc.†	6,262	66,440
Flow International Corp.†	30,487	65,242
Intevac, Inc.†	17,753	207,355
Kadant, Inc.†	9,931	115,497
Middleby Corp.†#	13,215	623,616
Robbins & Myers, Inc.	21,469	498,510
Sauer-Danfoss, Inc.	9,085	50,694
Tennant Co.	15,091	385,877
Twin Disc, Inc.	6,885	87,371

		3,819,133

Machinery-Material Handling - 0.1%

Cascade Corp.	7,346	187,176
Columbus McKinnon Corp.†	15,418	189,641
NACCO Industries, Inc., Class A	4,341	253,949

		630,766

Machinery-Pumps - 0.1%

Tecumseh Products Co., Class A†#	14,963	135,415
The Gorman-Rupp Co.#	11,620	273,651

		409,066

Machinery-Thermal Process - 0.0%

Raser Technologies, Inc.†#	49,853	104,691

Marine Services - 0.1%

American Commercial Lines, Inc.†#	7,328	156,819
Great Lakes Dredge & Dock Corp.	32,396	211,870
Odyssey Marine Exploration, Inc.†#	47,468	88,291

		456,980

Medical Imaging Systems - 0.1%

Electro-Optical Sciences, Inc.†#	16,263	160,190
IRIS International, Inc.†	14,517	149,235
Merge Healthcare, Inc.†	22,248	71,194

Vital Images, Inc.†	11,643	147,982

		528,601

Medical Information Systems - 0.5%

AMICAS, Inc.†	28,513	101,221
athenahealth, Inc.†	27,117	1,090,917
Computer Programs & Systems, Inc.	7,876	304,801
Eclipsys Corp.†	45,483	762,295
Phase Forward, Inc.†	34,920	449,071
Quality Systems, Inc.#	19,089	1,027,752

		3,736,057

Medical Instruments - 1.2%

Abaxis, Inc.†#	17,731	471,645
AngioDynamics, Inc.†	19,777	256,112
Bovie Medical Corp.†#	13,783	116,604
Bruker Corp.†	39,586	401,798
Cardiovascular Systems, Inc.†	7,281	61,306
Conceptus, Inc.†#	24,710	447,745
Conmed Corp.†	23,513	419,237
CryoLife, Inc.†	22,889	170,523
Delcath Systems, Inc.†#	18,353	66,071
Dexcom, Inc.†#	37,170	290,298
Endologix, Inc.†	39,091	177,082
ev3, Inc.†	60,267	767,801
Genomic Health, Inc.†#	11,388	227,874
Kensey Nash Corp.†	6,646	173,527
MAKO Surgical Corp.†	14,025	119,914
Micrus Endovascular Corp.†	12,753	145,894
Natus Medical, Inc.†	22,656	322,848
NuVasive, Inc.†#	29,514	1,182,626
Spectranetics Corp.†	26,050	151,871
Stereotaxis, Inc.†#	21,136	74,399
SurModics, Inc.†#	12,475	285,553
Symmetry Medical, Inc.†	28,985	319,415
Thoratec Corp.†	45,717	1,199,614
TranS1, Inc.†#	10,621	50,025
Vascular Solutions, Inc.†	13,102	99,051
Volcano Corp.†	39,114	559,330
Young Innovations, Inc.	4,411	103,570

		8,661,733

Medical Labs & Testing Services - 0.1%

Bio-Reference Laboratories, Inc.†	9,574	318,240
Genoptix, Inc.†#	13,636	391,217
Life Sciences Research, Inc.†	7,489	58,114

		767,571

Medical Laser Systems - 0.1%

Cutera, Inc.†	10,760	94,042
Cynosure, Inc. Class A†	7,915	86,669
LCA-Vision, Inc.†	13,330	72,249
Palomar Medical Technologies, Inc.†	14,607	202,745

		455,705

Medical Products - 1.3%

ABIOMED, Inc.†#	24,921	206,346
Accuray, Inc.†#	32,097	206,063
Alphatec Holdings, Inc.†	26,682	122,204
American Medical Systems Holdings, Inc.†#	59,762	910,773
Atrion Corp.#	1,219	167,003
ATS Medical, Inc.†#	38,373	103,223
Cantel Medical Corp.†	10,130	136,147
Cyberonics, Inc.†	22,133	332,880
EnteroMedics, Inc.†#	12,329	39,699
Exactech, Inc.†	6,583	97,889
Greatbatch, Inc.†#	18,773	404,183
Haemonetics Corp.†	20,749	1,092,227
Hanger Orthopedic Group, Inc.†	20,439	286,350
Invacare Corp.	23,391	506,649
Luminex Corp.†#	33,531	512,354
Metabolix, Inc.†#	15,705	152,338
NxStage Medical, Inc.†#	18,629	115,127
Orthofix International NV†	13,848	379,020
Orthovita, Inc.†#	53,533	225,909
PSS World Medical, Inc.†#	48,072	982,592
Rockwell Medical Technologies, Inc.†#	11,443	91,658
Synovis Life Technologies, Inc.†	9,337	146,871
TomoTherapy, Inc.†	37,322	125,029
West Pharmaceutical Services, Inc.#	26,524	1,066,000
Wright Medical Group, Inc.†	30,792	500,062
Zoll Medical Corp.†	17,072	306,955

		9,215,551

Medical Sterilization Products - 0.2%

STERIS Corp.	47,333	1,373,604

Medical-Biomedical/Gene - 2.9%

Acorda Therapeutics, Inc.†#	30,777	696,176
Affymax, Inc.†#	11,164	254,316
Alnylam Pharmaceuticals, Inc.†#	29,167	651,007
AMAG Pharmaceuticals, Inc.†#	13,784	565,695
American Oriental Bioengineering, Inc.†#	49,952	254,256
Arena Pharmaceuticals, Inc.†#	74,996	348,731
ARIAD Pharmaceuticals, Inc.†#	88,099	192,937
Arqule, Inc.†#	33,518	181,668
ARYx Therapeutics, Inc.†#	16,843	57,940
BioCryst Pharmaceuticals, Inc.†#	17,349	216,342
BioMimetic Therapeutics, Inc.†	10,025	117,994
Cambrex Corp.†	23,660	129,420
Cardium Therapeutics, Inc.†	31,499	59,218
Celera Corp.†	66,246	433,249
Cell Therapeutics, Inc.†#	434,033	716,154
Celldex Therapeutics, Inc.†#	8,275	47,499
Chelsea Therapeutics International, Inc.†	21,280	120,445
China-Biotics, Inc.†#	5,905	76,174
Clinical Data, Inc.†#	9,262	146,062
Cubist Pharmaceuticals, Inc.†	46,661	964,949
Curis, Inc.†	51,539	108,747
Cytokinetics, Inc.†	35,382	112,161
Discovery Laboratories, Inc.†#	96,939	48,470
Emergent Biosolutions, Inc.†#	13,207	244,726
Enzo Biochem, Inc.†	26,675	135,776
Enzon Pharmaceuticals, Inc.†#	36,676	262,967
Exelixis, Inc.†#	86,188	490,410
Facet Biotech Corp.†	19,877	199,565
Geron Corp.†#	72,104	511,938
GTx, Inc.†#	15,451	145,394

Halozyme Therapeutics, Inc.†#	54,775	407,526
Harvard Bioscience, Inc.†	19,867	67,150
Human Genome Sciences, Inc.†	131,776	2,606,529
Idera Pharmaceuticals, Inc.†#	17,506	132,871
Immunogen, Inc.†	41,382	301,675
Immunomedics, Inc.†	52,867	291,297
Incyte Corp.†#	57,849	381,225
Insmed, Inc.†	101,186	89,044
Integra LifeSciences Holdings Corp.†	15,246	515,162
InterMune, Inc.†#	30,922	469,396
Lexicon Pharmaceuticals, Inc.†	64,714	97,718
Ligand Pharmaceuticals, Inc. Class B†	91,737	220,169
Martek Biosciences Corp.†	26,845	659,045
Maxygen, Inc.†	20,467	144,906
Micromet, Inc.†#	46,437	294,411
Molecular Insight Pharmaceuticals, Inc.†#	13,731	68,655
Momenta Pharmaceuticals, Inc.†	28,486	282,011
Nanosphere, Inc.†	8,333	66,747
Novavax, Inc.†#	50,086	302,519
OncoGenex Pharmaceutical, Inc.†#	3,523	141,484
PDL BioPharma, Inc.#	96,730	875,406
Protalix BioTherapeutics, Inc.†#	28,007	179,245
Regeneron Pharmaceuticals, Inc.†	51,035	1,160,026
Repligen Corp.†	24,850	124,747
RTI Biologics, Inc.†	43,925	199,859
Sangamo Biosciences, Inc.†#	33,273	233,244
Seattle Genetics, Inc.†#	67,374	825,331
Sequenom, Inc.†#	49,498	316,292
StemCells, Inc.†#	83,556	136,196
SuperGen, Inc.†	47,839	134,428
The Medicines Co.†	42,699	325,366
Vical, Inc.†#	34,519	159,133

		20,699,199

Medical-Drugs - 1.4%

Adolor Corp.†	37,515	61,525
Akorn, Inc.†#	45,660	59,815
Amicus Therapeutics, Inc.†#	12,265	120,565
Ardea Biosciences, Inc.†	11,508	204,152
Array Biopharma, Inc.†#	38,952	160,482
Auxilium Pharmaceuticals, Inc.†	34,566	995,155
Biodel, Inc.†#	12,312	62,668
BioSpecifics Technologies Corp.†	2,922	75,913
Cadence Pharmaceuticals, Inc.†#	19,915	217,273
China Sky One Med, Inc.†#	8,442	109,408
Cytori Therapeutics, Inc.†#	23,664	71,702
Durect Corp.†	66,531	162,336
Hi-Tech Pharmacal Co., Inc.†#	6,560	99,122
Idenix Pharmaceuticals, Inc.†	25,240	77,234
Infinity Pharmaceuticals, Inc.†	14,506	101,542
Javelin Pharmaceuticals. Inc.†#	40,659	72,373
K-V Pharmaceutical Co., Class A†#	30,168	69,085
Lannett Co., Inc.†	8,178	70,412
MAP Pharmaceuticals, Inc.†#	7,312	64,638
Medicis Pharmaceutical Corp., Class A†	47,646	880,022
Medivation, Inc.†	23,238	588,386
Middlebrook Pharmaceuticals, Inc.†#	29,479	33,311
Myriad Pharmaceuticals, Inc.†	19,331	86,989
NeurogesX, Inc.†#	8,364	62,228
Opko Health, Inc.†#	35,391	82,461
Optimer Pharmaceuticals, Inc.†#	23,188	302,140
Orexigen Therapeutics, Inc.†	21,505	170,320
OXiGENE, Inc.†#	29,833	42,661
Pain Therapeutics, Inc.†	28,130	143,463
Pharmasset, Inc.†#	16,934	312,602
PharMerica Corp.†#	24,685	494,934
Poniard Pharmaceuticals, Inc.†	18,658	154,488
Pozen, Inc.†	21,169	142,467
Progenics Pharmaceuticals, Inc.†#	21,651	114,101
Repros Therapeutics, Inc.†#	7,655	8,038
Rigel Pharmaceuticals, Inc.†#	29,716	209,498
Salix Pharmaceuticals, Ltd.†#	39,006	487,965
Santarus, Inc.†	41,968	133,458
Savient Pharmaceuticals, Inc.†#	49,238	683,916
SciClone Pharmaceuticals, Inc.†	28,928	140,590
SIGA Technologies, Inc.†#	20,979	153,566
Sucampo Pharmaceuticals, Inc. Class A†	8,706	48,841
Synta Pharmaceuticals Corp.†	13,237	37,461
Vanda Pharmaceuticals, Inc.†	21,580	294,783
ViroPharma, Inc.†#	62,674	501,392
Vivus, Inc.†#	56,452	349,438
XenoPort, Inc.†	24,137	440,017
Zymogenetics, Inc.†#	30,347	178,440

		10,133,376

Medical-Generic Drugs - 0.1%

Acura Pharmaceuticals, Inc.†#	6,609	38,134
Caraco Pharmaceutical Laboratories, Ltd†	8,383	33,784
Impax Laboratories, Inc.†	49,112	372,760
Par Pharmaceutical Cos., Inc.†	28,163	575,933

		1,020,611

Medical-HMO - 0.6%

AMERIGROUP Corp.†	42,822	1,012,740
Centene Corp.†	34,857	603,375
Healthspring, Inc.†	39,633	524,345
Magellan Health Services, Inc.†	28,579	917,100
Metropolitan Health Networks, Inc.†#	32,706	70,645
Molina Healthcare, Inc.†#	10,711	216,898
Triple-S Management Corp., Class B†	16,627	308,264
WellCare Health Plans, Inc.†#	34,186	829,694

		4,483,061

Medical-Hospitals - 0.0%

MedCath Corp.†	12,034	109,750

Medical-Nursing Homes - 0.2%

Assisted Living Concepts, Inc.†#	8,142	164,713
Kindred Healthcare, Inc.†	31,582	450,991
National Healthcare Corp.#	6,475	247,474
Skilled Healthcare Group, Inc. Class A†	15,727	118,896
Sun Healthcare Group, Inc.†	35,296	290,839
The Ensign Group, Inc.	8,899	123,429

		1,396,342

Medical-Outpatient/Home Medical - 0.5%

Air Methods Corp.†	8,793	300,105
Allied Healthcare International, Inc.†	36,424	91,424
Almost Family, Inc.†	5,812	160,237

Amedisys, Inc.†#	22,144	986,294
America Service Group, Inc.	6,689	122,007
Amsurg Corp.†	24,821	503,866
Continucare Corp.†	23,704	67,319
Gentiva Health Services, Inc.†	23,431	516,654
LHC Group, Inc.†#	12,273	300,075
NovaMed, Inc.†	16,170	68,399
Odyssey HealthCare, Inc.†	26,653	343,291
Res-Care, Inc.†	20,397	295,961

		3,755,632

Metal Processors & Fabrication - 0.6%

Ampco-Pittsburgh Corp.	6,880	164,295
CIRCOR International, Inc.	13,738	354,578
Dynamic Materials Corp.	10,405	168,457
Hawk Corp., Class A†	4,439	60,814
Haynes International, Inc.†	9,747	264,241
Kaydon Corp.	26,901	897,955
Ladish Co,. Inc.†	12,875	188,490
LB Foster Co., Class A†	8,210	244,822
Mueller Industries, Inc.	30,074	727,490
North American Galvanizing & Coatings, Inc.†	10,288	58,333
RBC Bearings, Inc.†	17,575	386,650
Sun Hydraulics Corp.#	10,042	185,074
Worthington Industries, Inc.#	48,771	642,314

		4,343,513

Metal Products-Distribution - 0.0%

A.M. Castle & Co.	13,470	148,305
Lawson Products, Inc.	3,249	58,742

		207,047

Metal Products-Fasteners - 0.0%

The Eastern Co.#	4,830	79,647

Metal-Aluminum - 0.1%

Century Aluminum Co.†	36,797	376,433
Kaiser Aluminum Corp.	12,479	403,446

		779,879

Metal-Diversified - 0.1%

Hecla Mining Co.†	176,444	525,803

Mining - 0.0%

Allied Nevada Gold Corp.†#	37,767	305,535

Miscellaneous Manufacturing - 0.2%

American Railcar Industries, Inc.#	7,468	74,605
China Fire & Security Group, Inc.†#	11,347	173,836
Freightcar America, Inc.#	9,654	184,198
John Bean Technologies Corp.	22,301	372,204
Movado Group, Inc.	13,107	168,425
NL Industries, Inc.#	5,509	37,792
Portec Rail Products, Inc.	5,379	49,971
Trimas Corp.†#	12,452	60,517

		1,121,548

Motion Pictures & Services - 0.0%

Ascent Media Corp., Class A† Class A	11,396	292,877

MRI/Medical Diagnostic Imaging - 0.1%

Alliance HealthCare Services, Inc.†	21,246	117,490
Nighthawk Radiology Holdings, Inc.†	17,111	106,602
RadNet, Inc.†#	23,615	51,008
Virtual Radiologic Corp.†#	5,099	58,894

		333,994

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	40,019	690,328

Multimedia - 0.1%

E.W. Scripps Co.† Class A#	23,182	161,347
Journal Communications, Inc., Class A	33,255	123,043
Martha Stewart Living Omnimedia, Inc., Class A†	21,447	153,775

		438,165

Music - 0.0%

Steinway Musical Instruments, Inc.†#	5,458	62,658

Networking Products - 1.2%

3Com Corp.†	313,724	1,364,700
Acme Packet, Inc.†	31,462	256,730
Adaptec, Inc.†	98,615	289,928
Anixter International, Inc.†#	24,105	845,603
Atheros Communications, Inc.†#	49,439	1,366,494
BigBand Networks, Inc.†	28,732	111,768
Black Box Corp.	14,196	355,468
Extreme Networks, Inc.†	71,896	174,707
Infinera Corp.†#	67,973	475,811
Ixia†	25,415	155,286
Netgear, Inc.†	27,836	475,439
Parkervision, Inc.†#	23,789	85,878
Polycom, Inc.†	67,876	1,601,195
Starent Networks Corp.†#	31,709	641,790
Switch & Data Facilities Co., Inc.†	16,482	223,990

		8,424,787

Non-Ferrous Metals - 0.2%

Brush Engineered Materials, Inc.†	16,331	362,221
Horsehead Holding Corp†	28,544	319,693
RTI International Metals, Inc.†	18,719	359,779
Uranerz Energy Corp.†	36,457	67,810
Uranium Energy Corp.†#	37,586	100,355
USEC, Inc.†#	90,967	413,900

		1,623,758

Non-Hazardous Waste Disposal - 0.0%

Waste Services, Inc.†	14,403	63,229

Office Furnishings-Original - 0.3%

Herman Miller, Inc.#	43,550	706,381
HNI Corp.#	36,339	780,562
Interface, Inc. Class A	39,301	259,779
Knoll, Inc.	38,071	366,624
Steelcase, Inc., Class A#	57,819	361,369

		2,474,715

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	44,167	247,335

Ennis, Inc.	20,956	285,630
The Standard Register Co.#	14,181	61,262

		594,227

Oil & Gas Drilling - 0.2%

Atlas America, Inc.#	27,524	610,482
Bronco Drilling Co., Inc.†	19,171	70,933
Hercules Offshore, Inc.†	77,587	356,900
Parker Drilling Co.†	93,972	423,814
Pioneer Drilling Co.†	34,703	197,807
Vantage Drilling Co.†#	38,570	58,626

		1,718,562

Oil Companies-Exploration & Production - 1.7%

Apco Oil and Gas International, Inc.	7,389	162,558
Approach Resource, Inc.†	9,718	72,885
Arena Resources, Inc.†	30,938	946,084
ATP Oil & Gas Corp.†#	28,753	320,596
Berry Petroleum Co., Class A#	34,658	782,231
Bill Barrett Corp.†#	31,092	909,130
BPZ Energy, Inc.†#	74,922	455,526
Brigham Exploration Co.†	67,169	439,957
Carrizo Oil & Gas, Inc.†#	22,585	436,568
Clayton Williams Energy, Inc.†	4,765	94,347
Contango Oil & Gas Co.†	9,804	440,592
CREDO Petroleum Corp.†	5,688	62,909
Cubic Energy, Inc.†#	21,885	23,636
Delta Petroleum Corp.†	144,006	259,211
Endeavour International Corp.†	92,172	102,311
FX Energy, Inc.†#	34,372	116,521
Georesources Inc.†	5,864	61,103
GMX Resources, Inc.†#	19,873	210,455
Goodrich Petroleum Corp.†#	19,830	474,730
Gran Tierra Energy, Inc.†	164,945	659,780
Gulfport Energy Corp.†	21,242	159,315
Harvest Natural Resources, Inc.†	26,713	138,106
Isramco, Inc.†#	871	148,061
McMoRan Exploration Co.†#	61,484	512,776
Northern Oil And Gas, Inc.†	24,545	156,842
Oilsands Quest, Inc.†#	179,870	158,286
Panhandle Oil and Gas, Inc.	5,792	140,051
Parallel Petroleum Corp.†	33,680	62,982
Penn Virginia Corp.	36,746	704,053
Petroleum Development Corp.†	15,560	213,016
Petroquest Energy, Inc.†#	41,448	172,424
PrimeEnergy Corp.†#	453	12,403
Rex Energy Corp†#	20,528	122,347
Rosetta Resources, Inc.†	42,322	499,823
Stone Energy Corp.†	33,718	430,242
Swift Energy Co.†	30,281	616,824
Toreador Resources Corp.	17,403	87,885
Vaalco Energy, Inc.	47,173	222,657
Venoco, Inc.†	14,595	117,490
W&T Offshore, Inc.#	27,495	271,651
Warren Resources, Inc.†	47,670	116,791
Zion Oil & Gas, Inc.†#	9,616	97,025

		12,192,180

Oil Companies-Integrated - 0.0%

Delek US Holdings, Inc.	10,257	82,979
PetroCorp, Inc.(5)(6)	2,364	0

		82,979

Oil Field Machinery & Equipment - 0.5%

Bolt Technology Corp.†#	7,000	82,670
CARBO Ceramics, Inc.†#	15,615	672,226
Complete Production Services, Inc.†	47,226	425,034
Dril-Quip, Inc.†	23,539	1,004,174
Gulf Island Fabrication, Inc.	9,906	148,293
Lufkin Industries, Inc.	12,033	532,460
NATCO Group, Inc., Class A†	16,125	670,800
Natural Gas Services Group, Inc.†	9,792	139,928
T-3 Energy Services, Inc.†	10,175	178,876

		3,854,461

Oil Refining & Marketing - 0.1%

Alon USA Energy, Inc.#	6,595	62,125
Cheniere Energy, Inc.†#	45,537	125,227
CVR Energy, Inc.†	18,644	180,474
Sulphco, Inc.†#	54,982	87,421
Western Refining, Inc.†	32,970	200,128

		655,375

Oil-Field Services - 0.6%

Allis-Chalmers Energy, Inc.†	47,788	156,745
Basic Energy Services, Inc.†	18,316	124,182
Boots & Coots, Inc.†#	63,300	96,216
Cal Dive International, Inc.†	36,268	378,275
Global Industries, Ltd.†#	80,774	767,353
Hornbeck Offshore Services, Inc.†	18,558	409,390
Key Energy Services, Inc.†	100,066	715,472
Matrix Service Co.†	21,173	233,326
Newpark Resources, Inc.†	71,783	191,661
RPC, Inc.#	22,792	208,319
Superior Well Services, Inc.†#	11,288	101,931
TETRA Technologies, Inc.†	60,933	537,429
Union Drilling, Inc.†	8,081	50,587
Willbros Group, Inc.†	31,961	397,914

		4,368,800

Paper & Related Products - 0.6%

Boise, Inc.†	23,667	103,188
Buckeye Technologies, Inc.†	31,294	315,444
Clearwater Paper Corp.†	9,194	424,303
Domtar Corp.†#	33,625	1,191,334
Glatfelter	36,854	384,387
KapStone Paper and Packaging Corp.†	16,630	114,248
Neenah Paper, Inc.	11,862	134,634
Orchids Paper Products Co.†#	4,425	93,810
Potlatch Corp.	32,179	936,409
Schweitzer-Mauduit International, Inc.	12,379	608,799
Wausau Paper Corp.	35,211	340,138

		4,646,694

Pastoral & Agricultural - 0.0%

AgFeed Industries, Inc.†#	22,333	112,558

Patient Monitoring Equipment - 0.2%

Aspect Medical Systems, Inc.†	14,103	90,682
CardioNet ,Inc.†	19,233	138,478
Insulet Corp.†#	21,063	193,990

Masimo Corp.†#	41,067	1,031,603
Somanetics Corp.†	9,754	127,582

		1,582,335

Pharmacy Services - 0.2%

BioScrip, Inc.†	31,400	184,632
Catalyst Health Solutions, Inc.†	29,687	847,860
Clarient, Inc.†#	24,204	95,122

		1,127,614

Photo Equipment & Supplies - 0.2%

Eastman Kodak Co.#	217,147	1,155,222

Physical Therapy/Rehabilitation Centers - 0.4%

Healthsouth Corp.†	71,496	1,116,052
Psychiatric Solutions, Inc.†#	45,532	1,219,802
RehabCare Group, Inc.†	14,900	312,751
U.S. Physical Therapy, Inc.†	9,405	136,561

		2,785,166

Physicians Practice Management - 0.1%

American Dental Partners, Inc.†	12,406	160,285
Healthways, Inc.†	27,278	356,796
IPC The Hospitalist Co. ,Inc.†	13,029	384,877

		901,958

Pipelines - 0.0%

Crosstex Energy, Inc.	32,759	125,467

Platinum - 0.0%

Stillwater Mining Co.†	33,080	212,043

Pollution Control - 0.0%

Fuel Tech, Inc.†#	14,316	146,310

Poultry - 0.1%

Sanderson Farms, Inc.	16,456	684,570

Power Converter/Supply Equipment - 0.2%

Advanced Energy Industries, Inc.†	26,720	279,491
Aura Systems, Inc.†	418	376
Energy Conversion Devices, Inc.†#	37,037	414,444
Evergreen Solar, Inc.†#	152,047	256,959
Powell Industries, Inc.†	6,296	238,115
Power-One, Inc.†#	62,326	81,024
PowerSecure International, Inc.†#	13,906	73,702
SatCon Technology Corp.†	56,863	112,020
Vicor Corp.†	15,788	116,042

		1,572,173

Precious Metals - 0.1%

Coeur d’Alene Mines Corp.†#	61,050	924,297
Paramount Gold and Silver Corp.†#	51,400	61,680

		985,977

Printing-Commercial - 0.4%

Bowne & Co., Inc.	30,994	216,958
Cenveo, Inc.†#	39,128	199,944
Consolidated Graphics, Inc.†	7,917	163,565
Multi-Color Corp.†	8,381	116,915
Valassis Communications, Inc.†	38,934	611,264
VistaPrint, Ltd.†#	34,232	1,418,574

		2,727,220

Private Corrections - 0.1%

Cornell Cos., Inc.†	8,936	179,524
The Geo Group, Inc.†	41,393	758,320

		937,844

Protection/Safety - 0.1%

Landauer, Inc.	7,569	416,598

Publishing-Books - 0.1%

Courier Corp.	8,168	131,505
Scholastic Corp.	18,240	444,326

		575,831

Publishing-Newspapers - 0.0%

Dolan Media Co.†	24,250	257,050

Publishing-Periodicals - 0.0%

Playboy Enterprises, Inc., Class B†#	17,327	47,822
Primedia, Inc.#	13,517	33,928
Value Line, Inc.	1,091	32,174

		113,924

Racetracks - 0.1%

Churchill Downs, Inc.	7,693	290,565
Speedway Motorsports, Inc.	10,562	164,239

		454,804

Real Estate Investment Trusts - 5.5%

Acadia Realty Trust	32,111	491,619
Agree Realty Corp.	5,760	119,866
Alexander’s, Inc.†	1,661	470,561
American Campus Communities, Inc.	42,249	1,098,896
American Capital Agency Corp.	10,130	252,136
Anthracite Capital, Inc.†#	63,723	54,165
Anworth Mortgage Asset Corp.	87,127	652,581
Ashford Hospitality Trust, Inc.†#	46,839	144,264
Associated Estates Realty Corp.	12,087	100,806
BioMed Realty Trust, Inc.	79,374	1,069,962
CapLease, Inc.#	38,803	161,032
Capstead Mortage Corp.	51,408	701,719
Care Investment Trust, Inc.#	9,948	69,934
CBL & Associates Properties, Inc.	111,621	1,045,889
Cedar Shopping Centers, Inc.	31,486	202,455
Cogdell Spencer, Inc.	24,279	109,741
Colonial Properties Trust#	39,493	356,622
Cousins Properties, Inc.#	31,444	260,671
DCT Industrial Trust, Inc.	165,439	873,518
Developers Diversified Realty Corp.#	111,348	872,968
DiamondRock Hospitality Co.†	87,422	598,841
Dupont Fabros Technology, Inc.†	21,424	280,226
Dynex Capital, Inc.	9,104	75,381
EastGroup Properties, Inc.	20,410	768,232
Education Realty Trust, Inc.	45,907	268,556
Entertainment Properties Trust#	28,298	887,425
Equity Lifestyle Properties, Inc.	20,454	823,273
Equity One, Inc.#	26,483	417,107
Extra Space Storage, Inc.	69,942	692,426
FelCor Lodging Trust, Inc.	52,378	215,274

First Industrial Realty Trust, Inc.#	32,055	167,648
First Potomac Reality Trust	22,230	237,639
Franklin Street Properties Corp.#	47,822	679,551
Getty Realty Corp.	14,156	333,940
Gladstone Commercial Corp.	6,933	93,180
Glimcher Realty Trust	27,645	111,409
Gramercy Capital Corp.†	34,487	56,559
Hatteras Financial Corp.#	29,304	875,897
Healthcare Realty Trust, Inc.#	48,021	1,039,655
Hersha Hospitality Trust	34,525	107,028
Highwoods Properties, Inc.	57,354	1,684,487
Home Properties, Inc.#	26,643	1,011,635
Inland Real Estate Corp.	56,848	476,386
Investors Real Estate Trust	51,382	475,797
iStar Financial, Inc.†#	80,656	170,184
Kilroy Realty Corp.#	34,937	968,104
Kite Realty Group Trust	37,467	136,380
LaSalle Hotel Properties	51,459	851,646
Lexington Realty Trust#	70,913	330,455
LTC Properties, Inc.	18,763	477,894
Medical Properties Trust, Inc.	64,890	491,217
MFA Mtg. Investments, Inc.	226,926	1,797,254
Mid-America Apartment Communities, Inc.	22,850	1,000,373
Mission West Properties, Inc.	14,298	98,656
Monmouth Real Estate Invt Corp.	16,036	111,931
National Health Investors, Inc.	21,015	695,597
National Retail Properties, Inc.	64,713	1,327,911
NorthStar Realty Finance Corp.#	48,020	182,476
Omega Healthcare Investors, Inc.	66,723	1,128,286
Parkway Properties, Inc.	17,505	316,841
Pennsylvania Real Estate Investment Trust#	31,254	207,214
Post Properties, Inc.#	35,911	611,923
PS Business Parks, Inc.	14,479	766,373
RAIT Investment Trust	52,561	150,324
Ramco-Gershenson Properties Trust	12,777	134,414
Redwood Trust, Inc.	62,747	1,005,834
Resource Capital Corp.#	16,820	72,662
Saul Centers, Inc.	5,198	169,403
Sovran Self Storage, Inc.	18,358	539,542
Strategic Hotels & Resorts, Inc.†	60,696	83,154
Sun Communities, Inc.	13,372	238,824
Sunstone Hotel Investors, Inc.†	60,869	381,040
Tanger Factory Outlet Centers, Inc.	32,600	1,226,412
U-Store-It Trust	64,430	416,862
UMH Properties, Inc.	7,085	57,247
Universal Health Realty Income Trust	8,974	301,437
Urstadt Biddle Properties, Inc., Class A	16,518	255,533
Walter Investment Management Corp.	14,448	208,629
Washington Real Estate Investment Trust#	47,163	1,271,514
Winthrop Realty Trust	9,442	86,394

		39,756,897

Real Estate Management/Services - 0.0%

United Capital Corp.†	1,557	33,927

Real Estate Operations & Development - 0.2%

American Realty Investors, Inc.†#	2,092	25,690
Avatar Holdings, Inc.†	4,911	93,751
Consolidated-Tomoka Land Co.#	4,383	153,142
Forestar Real Estate Group, Inc.†#	29,032	419,222
Hilltop Holdings, Inc.†	32,093	394,102
Transcontinental Realty Investors, Inc.†	1,110	11,721

		1,097,628

Recreational Centers - 0.2%

Life Time Fitness, Inc.†	32,605	1,014,668
Town Sports International Holdings, Inc.†#	15,696	43,164

		1,057,832

Recreational Vehicles - 0.1%

Polaris Industries, Inc.	24,788	934,755

Recycling - 0.0%

Metalico, Inc.†#	26,827	108,918

Rental Auto/Equipment - 0.5%

Avis Budget Group, Inc.†#	82,407	801,820
Dollar Thrifty Automotive Group, Inc.†#	17,561	348,410
Electro Rent Corp.	14,504	147,796
H&E Equipment Services, Inc.†#	22,105	221,492
McGrath RentCorp	19,211	377,881
Rent-A-Center, Inc.†	53,458	1,054,726
RSC Holdings, Inc.†#	39,688	286,944
United Rentals, Inc.†	48,681	447,379

		3,686,448

Research & Development - 0.2%

Albany Molecular Research, Inc.†	18,926	152,544
Exponent, Inc.†	11,030	311,928
Kendle International, Inc.†	12,023	157,982
Parexel International Corp.†	46,581	597,634

		1,220,088

Resorts/Theme Parks - 0.1%

Bluegreen Corp.†	11,622	33,704
Great Wolf Resorts, Inc.†	22,498	78,968
Vail Resorts, Inc.†	23,817	788,819

		901,491

Retail-Apparel/Shoe - 1.8%

AnnTaylor Stores Corp.†	47,414	667,589
Bebe Stores, Inc.	19,360	147,717
Brown Shoe Co., Inc.	33,655	252,413
Cato Corp., Class A	22,393	382,472
Charlotte Russe Holding, Inc.†	17,005	295,717
Charming Shoppes, Inc.†	93,443	489,641
Christopher & Banks Corp.	29,040	199,214
Collective Brands, Inc.†	51,871	821,637
Destination Maternity Corp.†#	3,820	76,706
Dress Barn, Inc.†#	36,351	589,977
DSW, Inc., Class A†	9,818	148,841
Genesco, Inc.†	15,556	340,676
Gymboree Corp.†	23,628	1,058,298
Hot Topic, Inc.†	35,638	248,040
J Crew Group, Inc.†#	40,712	1,387,872
JOS. A. Bank Clothiers, Inc.†	14,810	651,788

Kenneth Cole Productions, Inc., Class A	6,148	61,787
Liz Claiborne, Inc.#	76,984	327,182
Lululemon Athletica, Inc.†	32,913	660,235
New York & Co., Inc.†#	20,289	93,938
Pacific Sunwear of California, Inc.†	53,217	235,219
Shoe Carnival, Inc.†	7,268	114,253
Stage Stores, Inc.	30,733	410,286
Stein Mart, Inc.†	20,687	255,691
Syms Corp.†#	5,327	38,301
Talbots, Inc.	19,628	116,983
The Buckle, Inc.#	20,645	546,060
The Children’s Place Retail Stores, Inc.†	19,314	585,794
The Finish Line, Inc., Class A	34,227	282,373
The Men’s Wearhouse, Inc.#	42,181	1,096,706
Tween Brands, Inc.†	20,080	152,608
Wet Seal, Inc., Class A†	78,505	275,553

		13,011,567

Retail-Appliances - 0.0%

Conn’s, Inc.†#	8,071	91,283
Hhgregg, Inc.†#	10,307	178,105

		269,388

Retail-Auto Parts - 0.1%

PEP Boys-Manny Moe & Jack	39,420	352,021

Retail-Automobile - 0.3%

America’s Car-Mart, Inc.†#	8,034	165,500
Asbury Automotive Group, Inc.†	26,041	325,513
Group 1 Automotive, Inc.#	19,485	548,892
Lithia Motors, Inc., Class A	13,585	174,024
Rush Enterprises, Inc., Class A†	25,865	362,369
Sonic Automotive, Inc.#	19,188	245,990

		1,822,288

Retail-Bookstores - 0.0%

Books-A-Million, Inc.	5,683	77,175
Borders Group, Inc.†#	39,581	125,472

		202,647

Retail-Building Products - 0.0%

Lumber Liquidators, Inc.†#	11,689	257,158

Retail-Catalog Shopping - 0.1%

Coldwater Creek, Inc.†	46,224	343,907

Retail-Computer Equipment - 0.0%

PC Connection, Inc.†	7,644	42,424
PC Mall, Inc.†#	8,364	63,650
Systemax, Inc.†#	8,260	109,858

		215,932

Retail-Consumer Electronics - 0.0%

Rex Stores Corp.†#	5,853	61,339

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	41,152	1,141,968
Susser Holdings Corp.†	6,200	66,526
The Pantry, Inc.†	18,194	275,639

		1,484,133

Retail-Discount - 0.2%

99 Cents Only Stores†#	37,945	514,914
Citi Trends, Inc.†	11,886	264,939
Fred’s, Inc.	32,417	424,014
HSN, Inc.†	32,161	334,474
Tuesday Morning Corp.†	24,273	109,229

		1,647,570

Retail-Drug Store - 0.0%

Allion Healthcare, Inc.†	17,711	124,863

Retail-Fabric Store - 0.1%

Jo-Ann Stores, Inc.†	21,415	585,058

Retail-Gardening Products - 0.2%

Tractor Supply Co.†#	29,058	1,367,469

Retail-Hair Salons - 0.1%

Regis Corp.	46,237	748,115

Retail-Home Furnishings - 0.1%

Haverty Furniture Cos., Inc.†#	14,336	167,301
Kirkland’s, Inc.†	10,046	142,251
Pier 1 Imports, Inc.†#	73,266	185,363

		494,915

Retail-Jewelry - 0.1%

Fuqi International, Inc.†#	9,910	256,966
Zale Corp.†#	19,267	124,850

		381,816

Retail-Leisure Products - 0.0%

West Marine, Inc.†	11,573	95,709

Retail-Mail Order - 0.0%

Sport Supply Group, Inc.	7,451	76,596

Retail-Major Department Stores - 0.1%

Saks, Inc.†#	96,215	586,912

Retail-Misc./Diversified - 0.0%

Gaiam, Inc.†#	13,045	72,791
Pricesmart, Inc.	12,933	229,561

		302,352

Retail-Office Supplies - 0.1%

OfficeMax, Inc.	61,770	698,619

Retail-Pawn Shops - 0.2%

Cash America International, Inc.	23,916	670,365
EZCORP, Inc., Class A†	36,632	489,770
First Cash Financial Services, Inc.†	18,596	349,419

		1,509,554

Retail-Perfume & Cosmetics - 0.1%

Sally Beauty Holdings, Inc.†#	76,062	540,801
Ulta Salon Cosmetics & Fragrance, Inc.†	22,396	258,002

		798,803

Retail-Pet Food & Supplies - 0.1%

PetMed Express, Inc.#	18,894	341,792

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.#	23,859	1,072,223

Retail-Regional Department Stores - 0.1%

Dillard’s, Inc., Class A	41,462	473,081
Retail Ventures, Inc.†	20,166	97,604

		570,685

Retail-Restaurants - 1.3%

AFC Enterprises, Inc.†#	20,475	169,942
Benihana, Inc. Class A†	10,651	75,409
BJ’s Restaurants, Inc.†#	15,868	272,136
Bob Evans Farms, Inc.	24,854	667,827
Buffalo Wild Wings, Inc.†#	14,560	600,309
California Pizza Kitchen, Inc.†	15,642	219,927
Caribou Coffee Co., Inc.†#	5,536	42,904
Carrols Restaurant Group, Inc.†	9,126	69,449
CEC Entertainment, Inc.†	18,641	498,647
CKE Restaurants, Inc.	39,510	382,062
Cracker Barrel Old Country Store, Inc.	18,303	519,988
Denny’s Corp.†	77,801	198,393
DineEquity, Inc.†	14,234	300,053
Domino’s Pizza, Inc.†#	29,819	241,236
Einstein Noah Restaurant Group, Inc.†	3,868	50,129
Frisch’s Restaurants, Inc.	1,799	50,768
Jack in the Box, Inc.†	46,216	942,344
Krispy Kreme Doughnuts, Inc.†#	47,333	145,312
Landry’s Restaurants, Inc.†#	5,920	57,424
Luby’s, Inc.†	16,351	71,127
McCormick & Schmick’s Seafood Restaurants, Inc.†	12,016	105,861
O’Charley’s, Inc.†	14,034	107,360
Papa John’s International, Inc.†	17,649	411,751
PF Chang’s China Bistro, Inc.†#	19,198	612,608
Red Robin Gourmet Burgers, Inc.†#	12,571	242,369
Ruby Tuesday, Inc.†#	52,655	384,381
Ruth’s Chris Steak House, Inc.†#	16,019	63,435
Sonic Corp.†#	49,167	561,979
Texas Roadhouse, Inc., Class A†#	40,486	412,552
The Cheesecake Factory, Inc.†#	48,648	893,664
The Steak n Shake Co.†#	19,709	206,550

		9,577,896

Retail-Sporting Goods - 0.2%

Big 5 Sporting Goods Corp.†	17,418	265,973
Cabela’s Inc., Class A†#	32,312	518,608
Gander Mountain Co.†	4,172	23,447
Hibbett Sports, Inc.†#	23,132	406,429
Zumiez, Inc.†#	16,402	207,321

		1,421,778

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	13,614	63,577

Retirement/Aged Care - 0.1%

Capital Senior Living Corp.†	18,239	98,308
Emeritus Corp.†#	16,036	289,129
Sunrise Senior Living, Inc.†	36,630	80,953

		468,390

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	47,732	681,613

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	25,500	261,375

Satellite Telecom - 0.1%

DigitalGlobe, Inc.†	11,916	239,035
GeoEye, Inc.†#	15,025	380,433
Hughes Communications, Inc.†	7,206	187,428
Loral Space & Communications, Inc.†	8,668	178,908

		985,804

Savings & Loans/Thrifts - 1.1%

Abington Bancorp, Inc.	17,712	143,113
Astoria Financial Corp.	69,233	713,100
Beneficial Mutual Bancorp, Inc.†	26,441	235,061
Berkshire Hills Bancorp, Inc.	11,097	249,793
Brookline Bancorp, Inc.	47,796	498,990
Brooklyn Fed Bancorp, Inc.	2,485	32,305
Cape Bancorp, Inc.†	9,529	77,376
Cheviot Financial Corp.†	2,261	19,693
Chicopee Bancorp, Inc.†	5,230	68,042
Clifton Savings Bancorp, Inc.	7,511	79,166
Danvers Bancorp#	14,086	181,146
Dime Community Bancshares	20,909	234,181
ESB Financial Corp.#	7,440	99,696
Essa Bancorp, Inc.	12,305	155,781
First Defiance Financial Corp.	6,572	109,358
First Financial Holdings, Inc.#	9,472	169,928
First Financial Northwest#	14,789	107,960
Flagstar Bancorp, Inc.†#	54,224	43,379
Flushing Financial Corp.	17,583	231,216
Fox Chase Bancorp, Inc.†	4,362	41,744
Heritage Financial Group#	1,618	13,138
Home Bancorp, Inc.†	7,228	88,182
Home Federal Bancorp, Inc.	13,520	152,100
Investors Bancorp, Inc.†	38,064	351,711
K-Fed Bancorp#	3,242	28,335
Kearny Financial Corp.#	14,693	160,888
Kentucky First Federal Bancorp#	2,458	33,773
Legacy Bancorp, Inc.	5,966	65,745
Meridian Intst Bancorp, Inc.†	7,900	73,233
NASB Financial, Inc.#	2,790	85,876
NewAlliance Bancshares, Inc.#	86,464	1,016,817
Northeast Community Bancorp, Inc.	4,765	33,832
Northfield Bancorp, Inc.#	15,682	192,105
Northwest Bancorp, Inc.	13,904	285,032
OceanFirst Financial Corp.	7,291	94,783
Oritani Financial Corp.	8,183	109,161
Provident Financial Services, Inc.	48,447	533,886
Provident New York Bancorp, Inc.	28,025	258,110
Prudential Bancorp, Inc. of Pennsylvania	3,028	33,066
Rockville Financial, Inc.	6,681	89,392
Roma Financial Corp.#	6,727	85,164
United Financial Bancorp, Inc.	13,307	163,543
ViewPoint Financial Group	8,215	102,852
Waterstone Financial, Inc.†#	5,769	27,691
Westfield Financial, Inc.	25,258	231,111
WSFS Financial Corp.	5,013	138,960

		7,939,514

Schools - 0.6%

American Public Education, Inc.†	14,694	509,147
Bridgepoint Education, Inc.†	11,229	206,277
Capella Education Co.†#	11,784	746,517
ChinaCast Education Corp.†#	23,782	141,027
Corinthian Colleges, Inc.†#	64,808	1,242,369
Grand Canyon Education, Inc.†#	12,779	222,355
K12, Inc.†#	19,114	393,557
Learning Tree International, Inc.†#	6,066	66,483
Lincoln Educational Services Corp.†#	7,842	173,936
Nobel Learning Communities, Inc.†	3,304	36,674
Princeton Review, Inc.†	11,794	46,822
Universal Technical Institute, Inc.†	15,990	321,879

		4,107,043

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	6,315	156,549
Geokinetics, Inc.†	4,754	77,965
ION Geophysical Corp.†	85,954	219,183
T.G.C. Industries, Inc.†#	10,701	41,306

		495,003

Semiconductor Components-Integrated Circuits - 0.7%

Anadigics, Inc.†	51,144	196,904
Cirrus Logic, Inc.†	52,824	262,007
Emulex Corp.†	67,156	650,742
Exar Corp.†	28,503	214,058
Hittite Microwave Corp.†	17,335	596,671
Intellon Corp.†	17,229	86,662
Micrel, Inc.	36,685	285,042
Pericom Semiconductor Corp.†	20,490	176,419
Power Integrations, Inc.#	19,282	631,486
Sigma Designs, Inc.†#	21,541	304,374
Standard Microsystems Corp.†	17,780	413,918
Techwell, Inc.†	12,739	114,141
TriQuint Semiconductor, Inc.†	119,310	873,349

		4,805,773

Semiconductor Equipment - 0.9%

ATMI, Inc.†	25,389	431,359
Brooks Automation, Inc.†	52,060	338,390
Cabot Microelectronics Corp.†	18,955	654,895
Cohu, Inc.	18,901	224,355
Entegris, Inc.†	91,881	367,524
Formfactor, Inc.†	39,952	876,547
Kulicke and Soffa Industries, Inc.†	55,306	290,909
MKS Instruments, Inc.†	39,904	735,431
Photronics, Inc.†	34,012	155,095
Rudolph Technologies, Inc.†	24,963	160,262
Semitool, Inc.†	18,363	120,645
Tessera Technologies, Inc.†	39,376	989,519
Ultratech, Inc.†	19,114	207,005
Veeco Instruments, Inc.†	26,014	558,781

		6,110,717

Shipbuilding - 0.0%

Todd Shipyards Corp.	4,669	74,704

Software Tools - 0.0%

ArcSight ,Inc.†#	14,900	288,315

Steel Pipe & Tube - 0.1%

Mueller Water Products, Inc., Class A	93,616	430,633
Northwest Pipe Co.†	7,478	248,494
Omega Flex, Inc.#	2,231	38,641

		717,768

Steel-Producers - 0.0%

General Steel Holdings, Inc.†	14,459	54,221
Olympic Steel, Inc.#	7,331	197,424

		251,645

Steel-Specialty - 0.0%

China Precision Steel, Inc.†#	25,071	62,928
Sutor Technology Group, Ltd.†#	6,146	20,528
Universal Stainless & Alloy Products, Inc.†	5,451	97,627

		181,083

Storage/Warehousing - 0.1%

Mobile Mini, Inc.†#	28,716	509,135

Sugar - 0.0%

Imperial Sugar Co.#	9,886	137,811

Superconductor Product & Systems - 0.2%

American Superconductor Corp.†#	35,150	1,135,697

Telecom Equipment-Fiber Optics - 0.2%

Harmonic, Inc.†	77,453	511,190
IPG Photonics Corp.†#	18,698	226,620
KVH Industries, Inc.†	11,312	85,519
Oplink Communications, Inc.†	16,576	230,075
Sycamore Networks, Inc.†	155,841	473,756

		1,527,160

Telecom Services - 0.7%

Cbeyond, Inc.†#	18,746	269,192
Consolidated Communications Holdings, Inc.	18,865	265,996
Fairpoint Communications, Inc.#	72,463	58,695
FiberNet Telecom Group, Inc.†	4,754	54,005
Global Crossing Ltd†	23,495	264,084
Harris Stratex Networks, Inc.†	47,761	289,432
Iowa Telecommunications Services, Inc.†#	26,476	302,091
Knology, Inc.†	24,046	174,093
MasTec, Inc.†	42,169	398,919
Neutral Tandem, Inc.†	26,568	664,466
NTELOS Holdings Corp.	24,448	396,302
PAETEC Holding Corp.†	99,394	278,303
Premiere Global Services, Inc.†	49,138	459,932
RCN Corp.†	29,529	276,687
SAVVIS, Inc.†	29,259	496,233
USA Mobility, Inc.	18,303	232,997

		4,881,427

Telecommunication Equipment - 1.0%

ADC Telecommunications, Inc.†	78,223	665,678

Adtran, Inc.	44,735	1,017,274
Anaren, Inc.†	11,761	189,117
Applied Signal Technology, Inc.	10,519	267,919
Arris Group, Inc.†	100,316	1,330,190
Communications Systems, Inc.	4,945	58,351
Comtech Telecommunications Corp.†#	22,775	774,805
CPI International, Inc.†	5,937	55,689
Network Equipment Technologies, Inc.†	23,619	156,830
OpNext, Inc.†	22,510	58,976
Plantronics, Inc.	39,586	945,710
Preformed Line Products Co.	1,807	67,763
ShoreTel, Inc.†	35,796	225,515
Sonus Networks, Inc.†	166,978	352,324
Symmetricom, Inc.†	35,325	185,456
Tekelec†	53,895	839,145
UTStarcom, Inc.†#	91,660	150,322

		7,341,064

Telephone-Integrated - 0.3%

Alaska Communications Systems Group, Inc.#	35,770	285,087
Atlantic Tele-Network, Inc.	7,238	345,977
Cincinnati Bell, Inc.†	173,951	579,257
D&E Communications, Inc.	11,675	121,770
General Communication, Inc., Class A†	34,033	227,000
HickoryTech Corp.	10,559	91,863
Shenandoah Telecom Co.#	19,137	330,113
SureWest Communications†#	11,563	146,503

		2,127,570

Television - 0.1%

Belo Corp., Class A	72,277	241,405
Lin TV Corp., Class A†	21,767	76,185
Sinclair Broadcast Group, Inc., Class A#	34,662	98,093

		415,683

Textile-Apparel - 0.0%

Cherokee, Inc.#	6,158	126,609
Perry Ellis International, Inc.†	7,576	94,624
Unifi, Inc.†	36,126	83,451

		304,684

Theaters - 0.1%

Carmike Cinemas, Inc.†#	8,893	90,175
Cinemark Holdings, Inc.	26,101	262,054
National CineMedia, Inc.	34,102	511,530
Reading International, Inc.†#	14,022	55,247

		919,006

Therapeutics - 0.9%

Allos Therapeutics, Inc.†	50,502	371,190
AVANIR Pharmaceuticals, Class A†#	49,156	94,380
AVI BioPharma, Inc.†#	77,698	132,864
Cornerstone Therapeutics, Inc.†	5,272	34,321
Cypress Bioscience, Inc.†	30,815	214,472
Dyax Corp.†	53,975	196,469
Hemispherx Biopharma, Inc.†	95,117	211,160
Inspire Phamaceuticals, Inc.†	49,692	296,661
Isis Pharmaceuticals, Inc.†#	75,401	1,216,972
ISTA Pharmaceuticals, Inc.†	26,891	147,094
Mannkind Corp.†	46,795	364,533
Nabi Biopharmaceuticals†	41,679	127,121
Neurocrine Biosciences, Inc.†	31,622	94,550
NPS Pharmaceuticals, Inc.†	38,463	160,391
Onyx Pharmaceuticals, Inc.†	49,970	1,602,538
Osiris Therapeutics, Inc.†#	13,562	198,276
Questcor Pharmaceuticals, Inc.†	46,471	269,996
Spectrum Pharmaceuticals, Inc.†#	29,922	254,337
Star Scientific, Inc.†#	61,826	61,826
Theravance, Inc.†#	43,141	671,705

		6,720,856

Tobacco - 0.2%

Alliance One International, Inc.†#	72,040	275,913
Universal Corp.	20,241	746,488
Vector Group, Ltd.#	29,943	472,501

		1,494,902

Toys - 0.1%

Jakks Pacific, Inc.†	22,611	302,987
Leapfrog Enterprises, Inc.†	27,502	108,083

		411,070

Transactional Software - 0.4%

ACI Worldwide, Inc†	28,360	384,562
Bottomline Technologies, Inc.†	20,292	245,533
Innerworkings, Inc.†	19,911	114,289
Solera Holdings, Inc.	56,284	1,482,521
Synchronoss Technologies, Inc.†	15,353	163,202
VeriFone Holdings, Inc.†#	58,407	674,017

		3,064,124

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	44,994	133,182
Atlas Air Worldwide Holdings, Inc.†	13,858	345,619

		478,801

Transport-Equipment & Leasing - 0.2%

Aircastle, Ltd.	37,979	357,003
AMERCO†#	7,239	329,374
Greenbrier Cos., Inc.	13,533	174,170
TAL International Group, Inc.#	12,259	151,031
Textainer Group Holdings, Ltd.#	7,425	105,361
Willis Lease Finance Corp.†	3,828	46,280

		1,163,219

Transport-Marine - 0.6%

Cai International, Inc.†	7,864	49,465
DHT Maritime, Inc.	40,173	208,900
Eagle Bulk Shipping, Inc.#	50,174	252,375
Genco Shipping & Trading, Ltd.#	20,847	403,806
General Maritime Corp.	39,486	313,914
Golar LNG, Ltd.	26,182	260,511
Gulfmark Offshore, Inc.†	18,424	549,404
Horizon Lines, Inc. Class A#	24,433	132,427
International Shipholding Corp.	4,444	133,231
Knightsbridge Tankers, Ltd.	13,845	179,431
Nordic American Tanker Shipping#	34,172	1,017,300
Ship Finance International, Ltd.#	35,213	445,797
TBS International, Ltd., Class A†#	10,842	88,579
Teekay Tankers, Ltd. Class A#	8,502	72,522
Ultrapetrol Bahamas, Ltd.†	17,472	84,215

		4,191,877

Transport-Rail - 0.1%

Genesee & Wyoming, Inc., Class A†	30,057	943,189

Transport-Services - 0.3%

Bristow Group, Inc.†#	23,604	689,237
Dynamex, Inc.†	7,862	129,015
Hub Group, Inc., Class A†	30,075	659,545
Pacer International, Inc.	28,283	117,092
PHI, Inc.†	10,717	223,556

Universal Truckload Services, Inc.	4,735	78,222

		1,896,667

Transport-Truck - 0.7%

Arkansas Best Corp.#	20,479	653,280
Celadon Group, Inc.†	17,892	175,163
Forward Air Corp.#	23,431	540,788
Heartland Express, Inc.#	40,826	578,096
Knight Transportation, Inc.#	46,278	763,124
Marten Transport, Ltd.†	12,447	211,101
Old Dominion Freight Lines, Inc.†	22,520	805,766
Patriot Transportation Holding, Inc.†#	1,037	79,859
Saia, Inc.†	10,939	193,620
USA Truck, Inc.†	6,294	83,836
Werner Enterprises, Inc.#	34,482	602,745
YRC Worldwide, Inc.†#	48,130	107,330

		4,794,708

Travel Services - 0.1%

Ambassadors Group, Inc.#	15,220	240,172
Interval Leisure Group, Inc.†#	32,033	336,026
Universal Travel Group†#	8,121	79,586

		655,784

Ultra Sound Imaging Systems - 0.0%

SonoSite, Inc.†#	13,871	322,778

Veterinary Diagnostics - 0.0%

Neogen Corp.†#	10,704	299,712

Vitamins & Nutrition Products - 0.1%

Mannatech, Inc.	12,726	49,631
Nutraceutical International Corp.†	8,821	101,441
Omega Protein Corp.†	15,151	63,180
Schiff Nutrition International, Inc.	9,128	45,549
Synutra International, Inc.†#	14,560	225,243
USANA Health Sciences, Inc.†	5,071	159,838

		644,882

Water - 0.4%

American States Water Co.	14,961	494,012
Artesian Resources Corp. Class A#	5,022	88,789
California Water Service Group	15,906	592,021
Connecticut Water Service, Inc.	6,886	152,456
Consolidated Water Co., Inc.#	11,766	216,494
Middlesex Water Co.	10,873	165,487
Pennichuck Corp.	3,444	82,071
PICO Holdings, Inc.†#	18,294	606,080
SJW Corp.	10,457	230,786
Southwest Water Co.	19,911	89,600
York Water Co.	9,239	148,101

		2,865,897

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†#	27,164	142,883

Web Hosting/Design - 0.2%

NIC, Inc.	40,806	312,982
Rackspace Hosting, Inc.†#	53,759	695,641
Terremark Worldwide, Inc.†#	47,025	247,822
Web.Com Group, Inc.†	21,365	116,653

		1,373,098

Web Portals/ISP - 0.2%

EarthLink, Inc.	85,578	712,009
United Online, Inc.	67,673	473,711

		1,185,720

Wire & Cable Products - 0.2%

Belden, Inc.	37,709	789,249
Encore Wire Corp.	14,710	348,333
Fushi Copperweld, Inc.†#	12,807	100,023
Insteel Industries, Inc.	14,190	162,050

		1,399,655

Wireless Equipment - 0.5%

Airvana, Inc.†#	20,304	131,773
Aruba Networks, Inc.†	47,675	434,319
EMS Technologies, Inc.†	12,314	230,764
Globecomm Systems, Inc.†	16,874	127,736
InterDigital, Inc.†	35,391	741,795
Novatel Wireless, Inc.†#	24,640	237,776
Powerwave Technologies, Inc.†#	106,859	132,505
RF Micro Devices, Inc.†	215,228	1,011,572
Viasat, Inc.†	21,024	509,412

		3,557,652

Wound, Burn & Skin Care - 0.0%

Obagi Medical Products, Inc.†	13,976	132,772

Total Common Stock
(cost $862,724,064)		687,746,680

U.S. CORPORATE BONDS & NOTES - 0.0%
Metal Processors & Fabrication - 0.0%

Mueller Industries, Inc.
Sub. Notes
6.00% due 11/01/14#
(cost $152,000)	152,000	135,280

CLOSED-END FUNDS - 0.0%
Registered Investment Companies - 0.0%

Kayne Anderson Energy Development Fund
(cost $206,169)	8,180	95,215

WARRANTS - 0.0%†
Energy-Alternative Resources

Greenhunter Energy, Inc. Expires 11/09/14 (strike price $27.50) (cost $0)	3	0

Total Long-Term Investment Securities
(cost $863,082,233)		687,977,175

SHORT-TERM INVESTMENT SECURITIES - 22.8%
Collective Investment Pool - 17.6%

Securities Lending Quality Trust(1)(3)	127,981,595	126,464,555

Commercial Paper - 4.7%

Erste Finance LLC
0.18% due 09/01/09	$34,000,000	34,000,000

U.S. Government Treasuries - 0.5%

United States Treasury Bills
0.12% due 09/03/09(4)	2,500,000	2,499,983
0.15% due 09/10/09(4)	1,000,000	999,963

		3,499,946

Total Short-Term Investment Securities
(cost $165,481,541)		163,964,501

REPURCHASE AGREEMENT - 0.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/01/09 in the amount of $3,680,001 and collateralized by $3,580,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $3,794,442 (cost $3,680,000)	3,680,000	3,680,000

TOTAL INVESTMENTS
(cost $1,032,243,774)(2)	118.8%	855,621,676
Liabilities in excess of other assets	(18.8)	(135,588,692)

NET ASSETS	100.0%	$720,032,984

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At August 31, 2009, the Fund had loaned securities with a total value of $122,766,585. This was secured by collateral of $127,981,595, which was received in cash and subsequently invested in short-term investments currently valued at $126,464,555 as reported in the Portfolio of Investments. The remaining collateral of $620,041 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	0.88% to 4.75%	03/31/11 to 11/15/18
United States Treasury Bonds	4.50% to 8.00%	11/15/21 to 02/15/36
(4)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(6)	Illiquid security. At August 31, 2009, the aggregate value of these securities was $217,333 representing 0.0% of net assets.
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2009, the Small Cap Index Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Value Per Share	% of Net Assets
iPCS, Inc.	06/30/06	9,803	$473,059
(Common Stock)	08/29/06	811	42,172
	11/28/06	481	25,488
	02/13/07	676	35,988
	08/01/07	585	18,881
	10/12/07	560	20,964
	06/27/08	835	24,607

		13,751	$641,159	$217,128	$15.79	0.03%

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2009	Unrealized Appreciation (Depreciation)
559	Long	Russelll 2000 Mini Index	September 2009	$28,773,755	$31,958,030	$3,184,275

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks—Commercial	$41,885,009	$—	$—	$41,885,009
Real Estate Investment Trusts	39,756,897	—	—	39,756,897
Other Industries(a)	606,104,569	—	205	606,104,774
U.S. Corporate Bonds & Notes	—	135,280	—	135,280
Closed-End Funds	95,215	—	—	95,215
Short-Term Investment Securities:
Collective Investment Pool	—	126,464,555	—	126,464,555
Commercial Paper	—	34,000,000	—	34,000,000
U.S. Government Treasuries	—	3,499,946	—	3,499,946
Repurchase Agreement	—	3,680,000	—	3,680,000
Other Financial Instruments:(b)
Futures Contracts—Appreciation	3,184,275	—	—	3,184,275

Total	$691,025,965	$167,779,781	$205	$858,805,951

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock - Other Industries
Balance as of 5/31/2009	$203
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	2
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 8/31/2009	$205

See Notes to Portfolio of Investments.

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.6%
Aerospace/Defense - 0.2%

National Presto Industries, Inc.	491	$41,131
Teledyne Technologies, Inc.†	12,520	422,675

		463,806

Aerospace/Defense-Equipment - 0.5%

BE Aerospace, Inc.†	30,250	518,183
GenCorp, Inc.†#	65,984	290,989
Innovative Solutions and Support, Inc.†	60,123	224,860

		1,034,032

Airlines - 0.8%

Copa Holdings SA, Class A	7,810	326,224
Hawaiian Holdings, Inc.†	71,770	525,356
Skywest, Inc.	47,310	730,940

		1,582,520

Apparel Manufacturers - 0.3%

Carter’s, Inc.†	11,580	291,353
Delta Apparel, Inc.†(1)	22,694	188,133
Maidenform Brands, Inc.†	9,714	156,784

		636,270

Applications Software - 0.1%

Corel Corp.†#(1)	88,904	234,707

Auto/Truck Parts & Equipment-Original - 0.3%

Modine Manufacturing Co.	59,757	506,142

Auto/Truck Parts & Equipment-Replacement - 0.3%

ATC Technology Corp.†	28,680	599,986

Banks-Commercial - 8.5%

Bancorp, Inc.†#	87,500	578,375
BancorpSouth, Inc.	77,387	1,779,901
BOK Financial Corp.#	13,761	622,548
Columbia Banking System, Inc.#	18,040	296,036
F.N.B. Corp.#	24,057	170,324
First Citizens BancShares, Inc., Class A	34,298	4,747,529
First Community Bancshares, Inc.	38,390	480,643
First Financial Bancorp	54,010	455,844
IBERIABANK Corp.#	23,034	1,116,228
Old National Bancorp	5,355	56,977
PacWest Bancorp#	18,170	358,131
Seacoast Banking Corp. of Florida	109,306	309,336
Sterling Bancshares, Inc.#	180,444	1,434,530
SVB Financial Group†#	13,880	551,730
The South Financial Group, Inc.	101,582	178,784
Trustmark Corp.#	16,096	306,307
UMB Financial Corp.	63,925	2,558,918
Whitney Holding Corp.#	16,930	152,539

		16,154,680

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.#	18,853	94,642

Batteries/Battery Systems - 0.5%

Energizer Holdings, Inc.†#	5,840	382,111
EnerSys†	28,770	572,235

		954,346

Building & Construction Products-Misc. - 0.2%

Gibraltar Industries, Inc.	25,392	305,720

Building Products-Doors & Windows - 0.9%

Quanex Building Products Corp.	131,879	1,776,410

Building Products-Wood - 0.4%

Universal Forest Products, Inc.#	18,050	745,465

Building-Mobile Home/Manufactured Housing - 0.3%

Cavco Industries, Inc.†#	19,484	629,528

Building-Residential/Commercial - 0.2%

M/I Homes, Inc.†	27,160	429,671

Casino Services - 0.4%

Bally Technologies, Inc.†	16,010	647,284
Scientific Games Corp., Class A†	13,360	206,011

		853,295

Cellular Telecom - 0.1%

Leap Wireless International, Inc.†	8,610	141,979

Chemicals-Diversified - 1.0%

Innospec, Inc.	30,161	412,602
Olin Corp.#	33,270	556,940
Solutia, Inc.†	81,751	999,815

		1,969,357

Chemicals-Plastics - 0.7%

A. Schulman, Inc.	50,816	1,020,893
PolyOne Corp.†	55,920	285,192

		1,306,085

Chemicals-Specialty - 0.5%

American Pacific Corp.†#(1)	34,262	279,920
Arch Chemicals, Inc.	13,021	380,474
Minerals Technologies, Inc.	7,761	348,003

		1,008,397

Circuit Boards - 0.3%

TTM Technologies, Inc.†	56,790	574,715

Coal - 0.2%

James River Coal Co.†	17,550	292,032

Coatings/Paint - 0.2%

RPM International, Inc.	25,880	421,326

Collectibles - 0.1%

RC2 Corp.†	13,306	208,904

Commercial Services - 0.4%

Alliance Data Systems Corp.†#	7,500	416,700
DynCorp International, Inc., Class A†	25,498	438,056

		854,756

Commercial Services-Finance - 0.2%

Deluxe Corp.	18,420	307,798

Computer Graphics - 0.2%

Monotype Imaging Holdings, Inc.†	44,761	366,593
Trident Microsystems, Inc.†	39,767	95,838

		462,431

Computer Services - 0.4%

CACI International, Inc., Class A†	15,430	709,163

Computers-Integrated Systems - 0.4%

BancTec, Inc.†(1)(2)	41,033	205,165
Brocade Communications Systems, Inc.†#	68,030	491,857

		697,022

Computers-Memory Devices - 1.8%

Imation Corp.	215,616	1,854,297

Quantum Corp.†	755,556	929,334
Smart Modular Technologies WWH, Inc.†	179,196	686,321

		3,469,952

Computers-Periphery Equipment - 0.4%

Electronics for Imaging, Inc.†	74,872	796,638

Consumer Products-Misc. - 1.6%

Blyth, Inc.	50,346	2,290,743
Prestige Brands Holdings, Inc.†	55,774	413,285
WD-40 Co.	13,125	354,113

		3,058,141

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	12,370	612,810

Containers-Paper/Plastic - 0.7%

AEP Industries, Inc.†	10,850	415,663
Rock-Tenn Co., Class A	19,410	995,539

		1,411,202

Cosmetics & Toiletries - 0.2%

Elizabeth Arden, Inc.†	33,054	340,456

Data Processing/Management - 0.2%

CSG Systems International, Inc.†	21,490	323,854

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	2,698	100,339

Distribution/Wholesale - 0.8%

Owens & Minor, Inc.	13,540	599,145
School Specialty, Inc.†#	19,432	442,855
WESCO International, Inc.†#	16,510	396,736

		1,438,736

Diversified Manufacturing Operations - 0.4%

EnPro Industries, Inc.†#	6,326	136,135
The Brink’s Co.	19,720	519,622
Tredegar Corp.	9,560	143,209

		798,966

Diversified Operations/Commercial Services - 1.0%

Viad Corp.	108,464	1,959,944

E-Commerce/Products - 0.2%
Stamps.com, Inc.†	41,263	355,687

E-Commerce/Services - 1.1%

IAC/InterActive Corp.†#	117,951	2,184,453

Electric-Integrated - 4.5%

Allete, Inc.#	92,662	3,132,902
Avista Corp.	42,780	835,066
El Paso Electric Co.†	94,493	1,600,712
Great Plains Energy, Inc.	59,250	1,038,060
UIL Holdings Corp.#	34,160	886,110
Unisource Energy Corp.	36,610	1,070,476

		8,563,326

Electronic Components-Misc. - 1.4%

AVX Corp.	65,947	765,645
Benchmark Electronics, Inc.†	45,441	745,232
Celestica ,Inc.†#	18,199	154,691
Rogers Corp.†	3,305	86,261
Technitrol, Inc.	100,250	826,060

		2,577,889

Electronic Components-Semiconductors - 1.2%

DSP Group, Inc.†	77,786	614,509
Lattice Semiconductor Corp.†	336,476	827,731
Mellanox Technologies, Ltd.†	49,930	681,545
Zoran Corp.†	9,156	101,174

		2,224,959

Electronic Design Automation - 0.2%

Mentor Graphics Corp.†	40,876	360,935

Electronic Measurement Instruments - 0.4%

Orbotech, Ltd.†	74,567	685,271

Energy-Alternate Sources - 0.0%

BioFuel Energy Corp.†	50,432	31,268

Enterprise Software/Service - 0.5%

Lawson Software, Inc.†	4,008	24,689
Novell, Inc.†	205,360	893,316

		918,005

Finance-Commercial - 0.1%

CapitalSource, Inc.	38,858	160,872

Finance-Investment Banker/Broker - 3.0%

E*TRADE Financial Corp.†#	239,980	422,365
Evercore Partners, Inc., Class A	20,060	505,111
Investment Technology Group, Inc.†	83,060	2,046,598
Knight Capital Group, Inc., Class A†	68,938	1,387,033
SWS Group, Inc.	31,327	452,988
TradeStation Group, Inc.†	117,750	844,267

		5,658,362

Finance-Leasing Companies - 0.3%

Financial Federal Corp.#	26,800	627,656

Finance-Mortgage Loan/Banker - 0.1%

Deerfield Capital Corp.†#	21,287	160,717

Finance-Other Services - 0.2%

GFI Group, Inc.	56,947	407,741

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.#	17,100	340,290
MGIC Investment Corp.†#	38,390	312,111

		652,401

Food-Canned - 0.1%

Seneca Foods Corp., Class A†	9,837	262,451

Food-Misc. - 1.1%

American Italian Pasta Co., Class A†	51,384	1,554,880
Chiquita Brands International, Inc.†#	28,700	441,980

		1,996,860

Food-Retail - 0.8%

Ruddick Corp.#	23,820	632,659
Weis Markets, Inc.	15,050	469,711
Winn-Dixie Stores, Inc.†	23,682	326,101

		1,428,471

Food-Wholesale/Distribution - 0.2%

Spartan Stores, Inc.	34,500	457,815

Footwear & Related Apparel - 0.5%

Iconix Brand Group, Inc.†	33,810	580,856
Steven Madden, Ltd.†	11,460	369,356

		950,212

Funeral Services & Related Items - 0.7%

Hillenbrand, Inc.	64,675	1,294,793

Gas-Distribution - 1.1%

Atmos Energy Corp.	11,241	306,205
Energen Corp.	18,140	761,699
Southwest Gas Corp.	42,290	1,029,761

		2,097,665

Hazardous Waste Disposal - 0.2%

EnergySolutions, Inc.	51,370	456,166

Home Decoration Products - 0.3%

Newell Rubbermaid, Inc.	41,140	572,669

Home Furnishings - 0.3%

Ethan Allen Interiors, Inc.	16,737	260,093
Furniture Brands International, Inc.†#	67,666	378,253

		638,346

Hospital Beds/Equipment - 0.1%

Hill-Rom Holdings, Inc.#	5,790	118,637

Human Resources - 2.0%

AMN Healthcare Services, Inc.†	51,352	506,844
Heidrick & Struggles International, Inc.#	66,521	1,398,271
Kenexa Corp.†	19,491	238,960
Korn/Ferry International†	64,217	888,121
Monster Worldwide, Inc.†#	43,768	709,917

		3,742,113

Instruments-Scientific - 0.0%

Varian, Inc.†	1	51

Insurance Brokers - 1.2%

Willis Group Holdings, Ltd.	90,337	2,329,791

Insurance-Life/Health - 0.3%

American Equity Investment Life Holding Co.#	44,034	355,354
FBL Financial Group, Inc., Class A#	10,059	171,003

		526,357

Insurance-Multi-line - 0.5%

Hanover Insurance Group, Inc.	23,600	965,004

Insurance-Property/Casualty - 2.4%

Arch Capital Group, Ltd.†	8,820	573,035
HCC Insurance Holdings, Inc.	17,820	471,161
Infinity Property & Casualty Corp.	14,730	647,678
Navigators Group, Inc.†	15,620	810,678
Stewart Information Services Corp.	94,354	1,336,996
Zenith National Insurance Corp.	24,290	654,859

		4,494,407

Insurance-Reinsurance - 3.3%

Endurance Specialty Holdings, Ltd.#	92,263	3,180,306
IPC Holdings, Ltd.	71,007	2,302,047
Reinsurance Group of America, Inc.	9,890	425,764
Validus Holdings, Ltd.#	17,019	436,708

		6,344,825

Internet Application Software - 0.2%

S1 Corp.†	62,000	389,980

Internet Infrastructure Equipment - 0.4%

Avocent Corp.†	46,986	766,812

Internet Infrastructure Software - 0.2%

TeleCommunication Systems, Inc., Class A†	53,630	404,370

Investment Companies - 0.4%

Hercules Technology Growth Capital, Inc.	52,804	489,493
Kohlberg Capital Corp.	64,003	304,654

		794,147

Investment Management/Advisor Services - 0.5%

Virtus Investment Partners, Inc.†	4,572	71,415
Waddell & Reed Financial, Inc., Class A	15,300	405,909
Westwood Holdings Group, Inc.#(1)	11,495	442,787

		920,111

Lasers-System/Components - 0.7%

Coherent, Inc.†#	30,534	682,740
Cymer, Inc.†	18,870	663,847

		1,346,587

Machinery-Electrical - 0.3%

Franklin Electric Co., Inc.#	18,824	593,144

Machinery-General Industrial - 1.4%
Applied Industrial Technologies, Inc.#	16,380	337,919
DXP Enterprises, Inc.†#	23,194	246,088
Kadant, Inc.†(1)	86,935	1,011,054
Middleby Corp.†#	12,610	595,066
Robbins & Myers, Inc.	18,820	437,001

		2,627,128

Medical Instruments - 0.2%

Conmed Corp.†	20,721	369,455

Medical Laser Systems - 0.6%

Cutera, Inc.†	46,252	404,243
Palomar Medical Technologies, Inc.†#	57,039	791,701

		1,195,944

Medical Products - 0.1%

Syneron Medical, Ltd.†	15,668	152,920

Medical-Biomedical/Gene - 0.2%

Cambrex Corp.†	75,346	412,143

Medical-Drugs - 0.2%

Biovail Corp.#	19,529	248,409
King Pharmaceuticals, Inc.†	19,364	200,998

		449,407

Medical-Generic Drugs - 0.2%

Par Pharmaceutical Cos., Inc.†	16,830	344,173

Medical-Hospitals - 0.4%

Health Management Associates, Inc., Class A†	96,822	669,040

Medical-Outpatient/Home Medical - 0.3%

Lincare Holdings, Inc.†#	18,200	480,298

Metal Processors & Fabrication - 2.2%

CIRCOR International, Inc.	11,649	300,661
Mueller Industries, Inc.	157,154	3,801,555

		4,102,216

Metal-Aluminum - 0.2%

Century Aluminum Co.†	37,280	381,374

Multimedia - 0.2%

Journal Communications, Inc., Class A	125,677	465,005

Networking Products - 1.2%

Adaptec, Inc.†	300,572	883,682
Black Box Corp.	2,539	63,576
Ixia†	60,560	370,021
Netgear, Inc.†	58,558	1,000,171

		2,317,450

Non-Ferrous Metals - 0.4%

Horsehead Holding Corp.†	29,748	333,178
Thompson Creek Metals Co., Inc.†#	30,570	351,555

		684,733

Office Supplies & Forms - 0.5%

ACCO Brands Corp.†	151,514	848,478
Ennis, Inc.	9,762	133,056

		981,534

Oil & Gas Drilling - 1.2%

Atwood Oceanics, Inc.†#	68,942	1,963,468
Pioneer Drilling Co.†	47,500	270,750

		2,234,218

Oil Companies-Exploration & Production - 3.1%

Approach Resource, Inc.†	38,395	287,963
Carrizo Oil & Gas, Inc.†#	16,241	313,939
Mariner Energy, Inc.†#	68,500	830,905
Penn Virginia Corp.	27,150	520,194
Petroquest Energy, Inc.†#	57,320	238,451
Rex Energy Corp.†#	75,190	448,132
Rosetta Resources, Inc.†	72,898	860,925
St. Mary Land & Exploration Co.	25,109	660,367
Stone Energy Corp.†	24,375	311,025
Whiting Petroleum Corp.†	30,725	1,491,391

		5,963,292

Oil Field Machinery & Equipment - 0.1%

Complete Production Services, Inc.†	13,107	117,963
WSP Holdings, Ltd. ADR#	31,511	132,346

		250,309

Oil-Field Services - 0.5%

Cal Dive International, Inc.†	33,982	354,432
Global Industries, Ltd.†#	66,677	633,432

		987,864

Paper & Related Products - 2.0%

Clearwater Paper Corp.†	8,201	378,476
Glatfelter	63,899	666,467
Neenah Paper, Inc.	93,047	1,056,083
Schweitzer-Mauduit International, Inc.	35,481	1,744,956

		3,845,982

Physicians Practice Management - 0.1%

IPC The Hospitalist Co. ,Inc.†	7,420	219,187

Publishing-Books - 0.3%

Courier Corp.	35,740	575,414

Publishing-Newspapers - 0.1%

AH Belo Corp.#	85,809	255,711

Real Estate Investment Trusts - 2.2%

Chimera Investment Corp.	187,150	711,170
DCT Industrial Trust, Inc.	72,930	385,070
Digital Realty Trust, Inc.#	4,670	203,519
Douglas Emmett, Inc.#	17,100	207,081
Essex Property Trust, Inc.#	4,540	338,729
Getty Realty Corp.	14,795	349,014
LaSalle Hotel Properties#	16,850	278,868
MFA Mtg. Investments, Inc.	42,420	335,966
National Health Investors, Inc.	19,570	647,767
National Retail Properties, Inc.	7,930	162,724
Tanger Factory Outlet Centers, Inc.	5,410	203,524
Taubman Centers, Inc.#	9,560	302,765

		4,126,197

Rental Auto/Equipment - 0.2%

H&E Equipment Services, Inc.†#	38,710	387,874

Retail-Apparel/Shoe - 2.8%

AnnTaylor Stores Corp.†#	55,772	785,270
Christopher & Banks Corp.	38,361	263,157
Dress Barn, Inc.†#	28,300	459,309
Genesco, Inc.†	51,477	1,127,346
JOS. A. Bank Clothiers, Inc.†	14,670	645,627
Kenneth Cole Productions, Inc., Class A	64,777	651,009
Phillips-Van Heusen Corp.	17,680	667,950
Stage Stores, Inc.	30,255	403,904
The Men’s Wearhouse, Inc.#	13,131	341,406

		5,344,978

Retail-Appliances - 0.1%

Conn’s, Inc.†#	18,010	203,693

Retail-Arts & Crafts - 0.0%

A.C. Moore Arts & Crafts, Inc.†	5,287	18,399

Retail-Catalog Shopping - 0.2%

Coldwater Creek, Inc.†#	41,460	308,462

Retail-Convenience Store - 1.3%

Casey’s General Stores, Inc.	86,329	2,395,630

Retail-Discount - 0.2%

HSN, Inc.†	36,438	378,955

Retail-Home Furnishings - 0.4%

Haverty Furniture Cos., Inc.†#	21,510	251,022
Pier 1 Imports, Inc.†#	218,566	552,972

		803,994

Retail-Jewelry - 0.1%

Zale Corp.†#	28,459	184,414

Retail-Office Supplies - 0.4%

OfficeMax, Inc.	66,660	753,925

Retail-Pet Food & Supplies - 0.3%

PetMed Express, Inc.#	26,390	477,395

Retail-Restaurants - 2.1%

Denny’s Corp.†	83,850	213,818
DineEquity, Inc.	17,790	375,013
Domino’s Pizza, Inc.†#	54,211	438,567
Ruby Tuesday, Inc.†#	135,727	990,807
Wendy’s/Arby’s Group, Inc., Class A	376,086	1,895,473

		3,913,678

Satellite Telecom - 0.2%

DigitalGlobe, Inc.†	18,095	362,986

Savings & Loans/Thrifts - 1.6%

Essa Bancorp, Inc.	38,166	483,181
NewAlliance Bancshares, Inc.#	184,347	2,167,921
Provident New York Bancorp, Inc.	6,199	57,093
United Financial Bancorp, Inc.	26,870	330,232

		3,038,427

Schools - 0.5%

Career Education Corp.†#	22,030	523,212
Lincoln Educational Services Corp.†#	17,150	380,387

		903,599

Semiconductor Components-Integrated Circuits - 1.4%

Anadigics, Inc.†	41,237	158,762
Atmel Corp.†	136,550	563,952
Exar Corp.†	118,825	892,376
Micrel, Inc.	41,850	325,175
Standard Microsystems Corp.†	27,919	649,954

		2,590,219

Semiconductor Equipment - 1.2%

ATMI, Inc.†	55,969	950,913
Cabot Microelectronics Corp.†	25,118	867,827
Ultra Clean Holdings, Inc.†	112,759	392,402

		2,211,142

Telecom Equipment-Fiber Optics - 0.7%

Ciena Corp.†#	26,219	351,334
Oplink Communications, Inc.†	63,609	882,893
Sycamore Networks, Inc.†	58,470	177,749

		1,411,976

Telecom Services - 0.5%

Harris Stratex Networks, Inc.†	50,778	307,715
NeuStar, Inc., Class A†#	21,950	508,801
NTELOS Holdings Corp.	11,410	184,956

		1,001,472

Telecommunication Equipment - 1.3%

ADC Telecommunications, Inc.†	39,290	334,358
Arris Group, Inc.†	37,882	502,315
CommScope, Inc.†#	42,902	1,156,638
Tellabs, Inc.†	76,260	483,489

		2,476,800

Telephone-Integrated - 0.1%

Cincinnati Bell, Inc.†	30,936	103,017

Textile-Products - 0.1%

Dixie Group, Inc.†(1)	56,781	170,343

Tobacco - 0.3%

Universal Corp.#	15,882	585,728

Transactional Software - 0.1%

ACI Worldwide, Inc†	9,147	124,033

Transport-Air Freight - 0.3%

Atlas Air Worldwide Holdings, Inc.†	20,889	520,972

Transport-Marine - 0.3%

Horizon Lines, Inc. Class A	19,977	108,275
Tidewater, Inc.#	11,020	475,734

		584,009

Transport-Services - 0.1%

UTi Worldwide, Inc.†	15,944	204,880

Transport-Truck - 0.8%

Arkansas Best Corp.#	49,384	1,575,350

Vitamins & Nutrition Products - 0.5%

Herbalife, Ltd.	18,020	545,646
NBTY, Inc.†	9,040	335,022

		880,668

Web Portals/ISP - 0.9%

EarthLink, Inc.#	104,736	871,404
United Online, Inc.	125,020	875,140

		1,746,544

Wire & Cable Products - 1.0%

Belden, Inc.	63,102	1,320,725
General Cable Corp.†#	14,502	511,630

		1,832,355

Wireless Equipment - 0.3%

Ceragon Networks, Ltd.†#	67,681	477,821

Total Long-Term Investment Securities
(cost $195,439,984)		181,792,281

SHORT-TERM INVESTMENT SECURITIES - 20.5%
Collective Investment Pool - 17.5%
Securities Lending Quality Trust(3)	33,573,510	33,175,544

Time Deposits - 3.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/09	$5,721,000	5,721,000

Total Short-Term Investment Securities
(cost $39,294,510)		38,896,544

REPURCHASE AGREEMENT - 2.4%
Agreement with Banc of America Securities LLC, bearing interest at 0.15% dated 08/31/09 to be repurchased 09/01/09 in the amount of $4,657,019 and collateralized by $4,770,000 of United States Treasury Bill, bearing interest at 0.42% due 08/26/10 and having an approximate value of $4,751,159 (cost $4,657,000)	4,657,000	4,657,000

TOTAL INVESTMENTS
(cost $239,391,494)(4)	118.5%	225,345,825
Liabilities in excess of other assets	(18.5)	(35,137,399)

NET ASSETS	100.0%	$190,208,426

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At August 31, 2009, the aggregate value of these securities was $2,532,109 representing 1.3% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks—Commercial	$16,154,680	$—	$—	$16,154,680
Other Industries(a)	165,432,436	—	205,165	165,637,601
Short-Term Investment Securities:
Collective Investment Pool	—	33,175,544	—	33,175,544
Time Deposits	—	5,721,000	—	5,721,000
Repurchase Agreement	—	4,657,000	—	4,657,000

Total	$181,587,116	$43,553,544	$205,165	$225,345,825

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

Common Stock - Other Industries
Balance as of 5/31/2009	$285,179
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	(80,014)
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 8/31/2009	$205,165

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.4%
Advanced Materials - 0.3%

Hexcel Corp.†	20,539	$223,464

Aerospace/Defense-Equipment - 0.6%

Argon ST, Inc.†	25,851	516,503

Agricultural Chemicals - 1.2%

CF Industries Holdings, Inc.	9,513	776,832
Intrepid Potash, Inc.†#	12,412	291,558

		1,068,390

Apparel Manufacturers - 1.7%

Hanesbrands, Inc.†#	52,004	1,095,204
True Religion Apparel, Inc.†	14,300	323,609

		1,418,813

Banks-Commercial - 1.4%

Associated Banc-Corp.#	21,542	223,391
First Horizon National Corp.†#	44,009	588,840
Signature Bank†	13,000	394,680

		1,206,911

Batteries/Battery Systems - 1.1%

EnerSys†	48,561	965,878

Broadcast Services/Program - 0.2%

DG Fastchannel, Inc.†#	10,500	182,070

Building & Construction Products-Misc. - 0.5%

Interline Brands, Inc.†	25,055	418,669

Casino Services - 0.0%

Shuffle Master, Inc.†	4,362	33,064

Cellular Telecom - 0.7%

Syniverse Holdings, Inc.†#	35,199	629,006

Chemicals-Diversified - 0.2%

Rockwood Holdings, Inc.†	10,570	215,311

Chemicals-Specialty - 0.6%

Cytec Industries, Inc.	17,500	505,575

Commercial Services - 2.6%

Alliance Data Systems Corp.†#	11,100	616,716
HMS Holdings Corp.†	6,800	255,748
Quanta Services, Inc.†#	26,200	579,544
Steiner Leisure, Ltd.†#	11,300	375,386
Team, Inc.†	25,316	441,258

		2,268,652

Communications Software - 0.5%

Smith Micro Software, Inc.†	35,200	406,560

Computer Aided Design - 1.2%

ANSYS, Inc.†#	28,431	999,065

Computer Services - 1.9%

LivePerson, Inc.†#	72,970	300,636
Syntel, Inc.#	33,957	1,360,657

		1,661,293

Computers-Integrated Systems - 0.5%

MICROS Systems, Inc.†#	1	28
Riverbed Technology, Inc.†	20,600	397,168

		397,196

Computers-Periphery Equipment - 0.6%

Synaptics, Inc.†#	20,368	525,087

Consulting Services - 0.8%

FTI Consulting, Inc.†#	15,803	688,063

Consumer Products-Misc. - 0.9%

The Scotts Miracle-Gro Co., Class A#	19,441	791,054

Cosmetics & Toiletries - 1.4%

Alberto-Culver Co.#	37,151	980,415
Chattem, Inc.†#	3,463	212,074

		1,192,489

Decision Support Software - 0.6%

MSCI, Inc., Class A†	18,000	529,560

Diagnostic Kits - 1.7%

Inverness Medical Innovations, Inc.†#	14,600	519,760
Qiagen NV†#	44,521	914,907

		1,434,667

Distribution/Wholesale - 0.3%

LKQ Corp.†	12,800	222,208

Diversified Manufacturing Operations - 0.1%

Barnes Group, Inc.	7,600	111,644

E-Commerce/Products - 0.8%

Blue Nile, Inc.†#	12,881	713,350

E-Commerce/Services - 0.9%

priceline.com, Inc.†#	5,158	794,229

E-Marketing/Info - 1.1%

comScore, Inc.†#	26,019	361,924
Constant Contact, Inc.†#	19,530	406,810
ValueClick, Inc.†	19,700	201,925

		970,659

Educational Software - 0.1%

Blackboard, Inc.†	3,200	110,112

Electric-Distribution - 0.4%

EnerNOC, Inc.†#	13,315	358,706

Electric-Integrated - 0.6%

Pike Electric Corp.†	42,712	474,530

Electronic Components-Misc. - 0.4%

Benchmark Electronics, Inc.†	18,500	303,400

Electronic Components-Semiconductors - 4.6%

Cavium Networks, Inc.†#	29,200	593,052
Mellanox Technologies, Ltd.†	39,600	540,540
Monolithic Power Systems, Inc.†#	38,522	867,901
Netlogic Microsystems, Inc.†#	40,616	1,783,448
Rubicon Technology, Inc.†#	11,750	143,820

		3,928,761

Electronic Measurement Instruments - 1.9%

FLIR Systems, Inc.†#	31,103	715,991
Itron, Inc.†#	16,735	916,911

		1,632,902

Enterprise Software/Service - 1.9%

Concur Technologies, Inc.†#	11,700	413,712
MedAssets, Inc.†	25,100	560,483
Taleo Corp., Class A†	16,200	293,058
The Ultimate Software Group, Inc.†#	13,951	367,888

		1,635,141

Filtration/Separation Products - 0.4%

Polypore International, Inc.†#	27,706	315,017

Finance-Consumer Loans - 0.4%

Portfolio Recovery Associates, Inc.†#	8,100	$355,752

Finance-Investment Banker/Broker - 0.8%

Stifel Financial Corp.†	11,453	644,804

Food-Misc. - 0.4%

The Hain Celestial Group, Inc.†#	21,928	350,848

Footwear & Related Apparel - 1.1%

Deckers Outdoor Corp.†	5,500	375,650
Iconix Brand Group, Inc.†	33,000	566,940

		942,590

Internet Application Software - 0.4%

Vocus, Inc.†#	22,531	379,873

Internet Infrastructure Software - 1.4%

F5 Networks, Inc.†#	28,646	988,000
support.com, Inc.†#	106,091	249,314

		1,237,314

Intimate Apparel - 0.8%

The Warnaco Group, Inc.†	18,100	688,705

Investment Management/Advisor Services - 0.8%

Invesco, Ltd.	33,527	695,685
Waddell & Reed Financial, Inc., Class A#	1	27

		695,712

Machinery-General Industrial - 1.7%

Roper Industries, Inc.	17,261	817,826
Wabtec Corp.#	16,639	623,131

		1,440,957

Marine Services - 0.1%

Aegean Marine Petroleum Network, Inc.#	5,857	120,537

Medical Information Systems - 1.0%

Allscripts-Misys Healthcare Solutions, Inc.#	30,900	458,865
Computer Programs & Systems, Inc.	3,700	143,190
Phase Forward, Inc.†	21,100	271,346

		873,401

Medical Instruments - 0.8%

Endologix, Inc.†	10,271	46,528
NuVasive, Inc.†#	15,300	613,071

		659,599

Medical Labs & Testing Services - 0.8%

Genoptix, Inc.†#	14,600	418,874
ICON PLC ADR†	14,266	308,431

		727,305

Medical Products - 0.5%

PSS World Medical, Inc.†#	15,200	310,688
Wright Medical Group, Inc.†#	7,900	128,296

		438,984

Medical-Biomedical/Gene - 7.4%

Alexion Pharmaceuticals, Inc.†#	30,413	1,372,843
AMAG Pharmaceuticals, Inc.†#	18,517	759,938
Charles River Laboratories International, Inc.†#	18,326	632,064
Illumina, Inc.†#	19,800	698,346
Incyte Corp.†#	24,100	158,819
InterMune, Inc.†	10,100	153,318
Life Technologies Corp.†#	22,789	1,014,794
Myriad Genetics, Inc.†#	28,632	875,280
Regeneron Pharmaceuticals, Inc.†	7,100	161,383
RTI Biologics, Inc.†	49,400	224,770
Sequenom, Inc.†#	1	6
United Therapeutics Corp.†#	3,100	283,681

		6,335,242

Medical-Drugs - 2.4%

Auxilium Pharmaceuticals, Inc.†	5,000	143,950
Cephalon, Inc.†#	17,127	975,040
Shire PLC ADR	18,536	918,644

		2,037,634

Metal Processors & Fabrication - 0.4%

RBC Bearings, Inc.†	14,700	323,400

Networking Products - 0.5%

Atheros Communications, Inc.†#	16,500	456,060

Non-Ferrous Metals - 0.4%

Brush Engineered Materials, Inc.†	14,696	325,957

Non-Hazardous Waste Disposal - 0.3%

Waste Connections, Inc.†#	10,900	298,115

Oil Companies-Exploration & Production - 4.6%

Continental Resources, Inc.†#	27,851	983,140
Denbury Resources, Inc.†#	48,720	741,519
Goodrich Petroleum Corp.†#	8,000	191,520
Newfield Exploration Co.†	8,300	321,127
Penn Virginia Corp.	5,700	109,212
PetroHawk Energy Corp.†	28,900	622,217
Southwestern Energy Co.†	25,652	945,533

		3,914,268

Oil-Field Services - 0.9%

Core Laboratories NV#	3,100	287,277
Matrix Service Co.†	41,024	452,085

		739,362

Pharmacy Services - 0.3%

Clarient, Inc.†	62,400	245,232

Power Converter/Supply Equipment - 0.4%

Advanced Energy Industries, Inc.†	32,792	343,004

Printing-Commercial - 0.7%

VistaPrint, Ltd.†#	14,530	602,123

Private Corrections - 1.0%

Corrections Corp. of America†	41,776	828,836

Racetracks - 1.2%

Penn National Gaming, Inc.†#	35,055	1,023,957

Real Estate Investment Trusts - 0.6%

Redwood Trust, Inc.	32,500	520,975

Respiratory Products - 1.0%

ResMed, Inc.†	17,829	818,529

Retail-Apparel/Shoe - 3.4%

Aeropostale, Inc.†#	35,336	1,383,404

DSW, Inc., Class A†#	21,900	332,004
Guess?, Inc.#	24,450	856,728
The Children’s Place Retail Stores, Inc.†	10,000	303,300

		2,875,436

Retail-Auto Parts - 0.7%

O’Reilly Automotive, Inc.†#	15,610	597,551

Retail-Building Products - 0.2%

Lumber Liquidators, Inc.†	7,000	154,000

Retail-Catalog Shopping - 1.2%

MSC Industrial Direct Co., Inc., Class A#	25,941	1,024,929

Retail-Computer Equipment - 0.5%

GameStop Corp., Class A†#	17,643	419,903

Retail-Pet Food & Supplies - 0.8%

PetSmart, Inc.#	32,037	669,894

Retail-Petroleum Products - 0.6%

World Fuel Services Corp.#	10,934	491,374

Retail-Restaurants - 2.5%

Buffalo Wild Wings, Inc.†#	23,671	975,955
Chipotle Mexican Grill, Inc., Class A†#	3,600	301,968
PF Chang’s China Bistro, Inc.†#	15,400	491,414
Texas Roadhouse, Inc., Class A†#	35,900	365,821

		2,135,158

Retail-Sporting Goods - 0.3%

Hibbett Sports, Inc.†#	16,300	286,391

Savings & Loans/Thrifts - 0.8%

NewAlliance Bancshares, Inc.#	54,754	643,907

Schools - 2.5%

Capella Education Co.†#	21,907	1,387,808
Strayer Education, Inc.#	3,656	771,782

		2,159,590

Semiconductor Components-Integrated Circuits - 1.4%

Power Integrations, Inc.#	36,307	1,189,054

Semiconductor Equipment - 1.8%

ATMI, Inc.†	23,214	394,406
Formfactor, Inc.†	34,100	748,154
Tessera Technologies, Inc.†	14,500	364,385

		1,506,945

Steel-Producers - 0.5%

Steel Dynamics, Inc.	25,915	428,893

Telecom Equipment-Fiber Optics - 0.3%

Harmonic, Inc.†	39,400	260,040

Telecom Services - 0.9%

Cbeyond, Inc.†#	20,400	292,944
Neutral Tandem, Inc.†	5,578	139,506
SAVVIS, Inc.†	19,800	335,808

		768,258

Telecommunication Equipment - 2.1%

Adtran, Inc.	19,400	441,156
Comtech Telecommunications Corp.†#	1	34
Nice Systems, Ltd. ADR†	35,160	985,183
Plantronics, Inc.	14,700	351,183

		1,777,556

Theaters - 0.6%

National CineMedia, Inc.#	34,757	521,355

Toys - 0.4%

Marvel Entertainment, Inc.†	6,300	304,731

Transactional Software - 0.2%

Solera Holdings, Inc.	7,400	194,916

Transport-Air Freight - 0.7%

Atlas Air Worldwide Holdings, Inc.†	23,600	588,584

Transport-Services - 0.5%

UTi Worldwide, Inc.†	30,400	390,640

Transport-Truck - 0.1%

Forward Air Corp.#	2,031	46,876
Heartland Express, Inc.#	1	14

		46,890

Web Hosting/Design - 2.0%

Equinix, Inc.†#	8,900	749,914
NIC, Inc.	91,600	702,572
Rackspace Hosting, Inc.†#	22,800	295,032

		1,747,518

Wire & Cable Products - 0.9%

General Cable Corp.†	21,873	771,680

Wireless Equipment - 0.7%

SBA Communications Corp., Class A†#	24,300	585,873

Total Common Stock
(cost $71,977,973)		80,758,140

EXCHANGE TRADED FUNDS - 2.9%
Index Fund-Small Cap - 2.9%
iShares Russell 2000 Growth Index Fund#
(cost $2,161,270)	39,727	2,450,361

Total Long-Term Investment Securities
(cost $74,139,243)		83,208,501

SHORT-TERM INVESTMENT SECURITIES - 19.5%
Collective Investment Pool - 16.8%
Securities Lending Quality Trust(1)(3)	14,505,871	14,333,924
Time Deposits - 2.7%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/01/09	2,363,000	2,363,000

Total Short-Term Investment Securities
(cost $16,868,871)		16,696,924

TOTAL INVESTMENTS
(cost $91,008,114)(2)	116.8%	99,905,425
Liabilities in excess of other assets	(16.8)	(14,340,189)

NET ASSETS	100.0%	$85,565,236

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At August 31, 2009, the Fund had loaned securities with a total value of $14,128,304. This was secured by collateral of $14,505,871, which was received in cash and subsequently invested in short-term investments currently valued at $14,333,924 as reported in the Portfolio of Investments. The remaining collateral of $174,157 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	3.75% to 4.25%	11/15/17 to 11/15/18
United States Treasury Bonds	4.50% to 8.00%	11/15/21 to 02/15/36

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical—Biomedical/Gene	$6,335,242	$—	$—	$6,335,242
Other Industries(a)	74,422,898	—	—	74,422,898
Exchange Traded Funds	2,450,361	—	—	2,450,361
Short-Term Investment Securities:
Collective Investment Pool	—	14,333,924	—	14,333,924
Time Deposits	—	2,363,000	—	2,363,000

Total	$83,208,501	$16,696,924	$—	$99,905,425

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.1%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.†#	149,000	$937,210
Omnicom Group, Inc.	96,800	3,515,776

		4,452,986

Aerospace/Defense - 1.4%

Boeing Co.	226,100	11,230,387
General Dynamics Corp.	119,900	7,096,881
Lockheed Martin Corp.	101,700	7,625,466
Northrop Grumman Corp.	100,700	4,915,167
Raytheon Co.	122,700	5,788,986
Rockwell Collins, Inc.#	49,300	2,269,772

		38,926,659

Aerospace/Defense-Equipment - 0.7%

Goodrich Corp.#	38,600	2,129,176
United Technologies Corp.	293,300	17,410,288

		19,539,464

Agricultural Chemicals - 0.5%

CF Industries Holdings, Inc.#	15,100	1,233,066
Monsanto Co.	169,900	14,251,212

		15,484,278

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	199,900	5,763,117

Airlines - 0.1%

Southwest Airlines Co.	230,700	1,887,126

Apparel Manufacturers - 0.2%

Coach, Inc.	98,900	2,797,881
Polo Ralph Lauren Corp.#	17,600	1,168,288
VF Corp.#	27,600	1,919,856

		5,886,025

Appliances - 0.1%

Whirlpool Corp.#	23,000	1,476,830

Applications Software - 2.4%

Citrix Systems, Inc.†#	56,300	2,008,784
Compuware Corp.†	75,300	542,913
Intuit, Inc.†	100,600	2,793,662
Microsoft Corp.	2,383,100	58,743,415
Red Hat, Inc.†#	58,800	1,350,048
Salesforce.com, Inc.†#	33,100	1,716,897

		67,155,719

Athletic Footwear - 0.2%

NIKE, Inc., Class B#	120,600	6,680,034

Audio/Video Products - 0.0%

Harman International Industries, Inc.#	21,600	647,784

Auto-Cars/Light Trucks - 0.3%

Ford Motor Co.†#	1,002,100	7,615,960

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.#	113,100	4,090,827

Auto/Truck Parts & Equipment-Original - 0.2%

Johnson Controls, Inc.#	185,000	4,582,450

Banks-Commercial - 0.4%

BB&T Corp.#	211,800	5,917,692
First Horizon National Corp.†#	66,900	895,122
M&T Bank Corp.#	25,500	1,574,880
Marshall & Ilsley Corp.#	109,700	781,064
Regions Financial Corp.#	359,600	2,107,256
Zions Bancorporation#	38,800	685,596

		11,961,610

Banks-Fiduciary - 0.8%

Northern Trust Corp.	75,000	4,384,500
State Street Corp.	153,700	8,066,176
The Bank of New York Mellon Corp.	372,200	11,020,842

		23,471,518

Banks-Super Regional - 2.6%

Capital One Financial Corp.	140,700	5,246,703
Comerica, Inc.	47,100	1,256,157
Fifth Third Bancorp	247,500	2,707,650
Huntington Bancshares, Inc.#	169,300	772,008
KeyCorp	269,300	1,793,538
PNC Financial Services Group, Inc.	143,300	6,103,147
SunTrust Banks, Inc.	155,200	3,627,024
US Bancorp	590,900	13,366,158
Wells Fargo & Co.	1,449,700	39,895,744

		74,768,129

Beverages-Non-alcoholic - 2.2%

Coca-Cola Enterprises, Inc.	98,700	1,994,727
Dr. Pepper Snapple Group, Inc.†#	79,000	2,088,760
Pepsi Bottling Group, Inc.	42,500	1,518,525
PepsiCo, Inc.	484,700	27,467,949
The Coca-Cola Co.	619,900	30,232,523

		63,302,484

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B#	30,400	1,359,488
Constellation Brands, Inc., Class A†	61,200	905,148

		2,264,636

Brewery - 0.1%

Molson Coors Brewing Co., Class B	46,400	2,198,432

Broadcast Services/Program - 0.0%

Scripps Networks Interactive, Inc., Class A	28,200	915,654

Building Products-Wood - 0.1%

Masco Corp.#	111,900	1,620,312

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.#	85,800	1,150,578
KB Home#	23,000	418,830
Lennar Corp., Class A#	48,000	727,200
Pulte Homes, Inc.#	98,199	1,254,983

		3,551,591

Cable/Satellite TV - 0.8%

Comcast Corp., Class A	897,800	13,754,296
The DIRECTV Group, Inc.†#	163,200	4,040,832
Time Warner Cable, Inc.	109,700	4,050,124

		21,845,252

Casino Hotels - 0.0%

Wynn Resorts, Ltd.†#	21,100	1,142,143

Casino Services - 0.1%

International Game Technology#	92,300	1,930,916

Cellular Telecom - 0.0%

MetroPCS Communications, Inc.†#	78,900	628,044

Chemicals-Diversified - 0.7%

E.I. du Pont de Nemours & Co.	281,300	8,981,909

FMC Corp.	22,600	1,078,020
PPG Industries, Inc.#	51,200	2,836,480
The Dow Chemical Co.#	356,100	7,581,369

		20,477,778

Chemicals-Specialty - 0.2%

Eastman Chemical Co.#	22,600	1,178,816
Ecolab, Inc.#	52,300	2,211,767
International Flavors & Fragrances, Inc.	24,500	872,690
Sigma-Aldrich Corp.#	38,000	1,930,400

		6,193,673

Coal - 0.2%

CONSOL Energy, Inc.#	56,200	2,102,442
Massey Energy Co.#	26,600	720,328
Peabody Energy Corp.	83,200	2,718,976

		5,541,746

Coatings/Paint - 0.1%

The Sherwin-Williams Co.#	30,600	1,842,120

Commercial Services - 0.1%

Convergys Corp.†	38,200	414,088
Iron Mountain, Inc.†#	56,100	1,643,169
Quanta Services, Inc.†#	60,700	1,342,684

		3,399,941

Commercial Services-Finance - 0.8%

Automatic Data Processing, Inc.#	156,200	5,990,270
Equifax, Inc.	39,300	1,086,252
H&R Block, Inc.	105,800	1,828,224
Mastercard, Inc., Class A#	22,600	4,579,438
Moody’s Corp.#	59,400	1,618,056
Paychex, Inc.#	100,000	2,829,000
The Western Union Co.	218,400	3,939,936
Total System Services, Inc.#	61,400	936,964

		22,808,140

Computer Aided Design - 0.1%

Autodesk, Inc.†	71,100	1,665,873

Computer Services - 0.2%

Affiliated Computer Services, Inc., Class A†#	30,400	1,361,920
Cognizant Technology Solutions Corp., Class A†	91,000	3,174,080
Computer Sciences Corp.†	47,200	2,305,720

		6,841,720

Computers - 4.9%

Apple, Inc.†	277,800	46,728,738
Dell, Inc.†	541,500	8,571,945
Hewlett-Packard Co.	743,000	33,353,270
International Business Machines Corp.	411,400	48,565,770
Sun Microsystems, Inc.†	232,400	2,156,672

		139,376,395

Computers-Integrated Systems - 0.1%

Teradata Corp.†	53,800	1,448,834

Computers-Memory Devices - 0.6%

EMC Corp.†	626,800	9,966,120
NetApp, Inc.†	103,000	2,343,250
SanDisk Corp.†	70,600	1,249,620
Western Digital Corp.†	69,300	2,375,604

		15,934,594

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A†#	24,300	457,812

Consumer Products-Misc. - 0.4%

Clorox Co.	43,300	2,558,597
Fortune Brands, Inc.	46,800	1,863,108
Kimberly-Clark Corp.	129,000	7,799,340

		12,221,045

Containers-Metal/Glass - 0.1%

Ball Corp.	29,300	1,419,878
Owens-Illinois, Inc.†	52,400	1,778,456

		3,198,334

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.	33,500	890,765
Pactiv Corp.†#	41,100	1,021,335
Sealed Air Corp.#	49,400	934,154

		2,846,254

Cosmetics & Toiletries - 2.3%

Avon Products, Inc.	132,900	4,235,523
Colgate-Palmolive Co.	155,500	11,304,850
The Estee Lauder Cos., Inc., Class A#	36,100	1,294,185
The Procter & Gamble Co.	907,500	49,104,825

		65,939,383

Cruise Lines - 0.1%

Carnival Corp.#	136,400	3,989,700

Data Processing/Management - 0.2%

Dun & Bradstreet Corp.	16,600	1,212,464
Fidelity National Information Services, Inc.#	59,600	1,463,776
Fiserv, Inc.†	48,400	2,335,300

		5,011,540

Dental Supplies & Equipment - 0.1%

Dentsply International, Inc.#	46,200	1,557,402
Patterson Cos., Inc.†#	28,500	776,055

		2,333,457

Dialysis Centers - 0.1%

DaVita, Inc.†	32,200	1,665,062

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	30,900	2,489,922

Distribution/Wholesale - 0.2%

Fastenal Co.#	40,200	1,455,240
Genuine Parts Co.#	49,600	1,837,184
WW Grainger, Inc.#	19,400	1,696,918

		4,989,342

Diversified Banking Institutions - 5.5%

Bank of America Corp.	2,690,300	47,322,377
Citigroup, Inc.#	3,532,800	17,664,000
JPMorgan Chase & Co.	1,214,700	52,790,862
Morgan Stanley	420,900	12,189,264
The Goldman Sachs Group, Inc.	156,700	25,927,582

		155,894,085

Diversified Financial Services - 0.1%

IntercontinentalExchange, Inc.†	22,700	2,129,260

Diversified Manufacturing Operations - 3.3%

3M Co.	216,200	15,588,020
Cooper Industries, Ltd., Class A#	51,800	1,670,550
Danaher Corp.#	79,400	4,820,374
Dover Corp.	57,900	2,002,761
Eaton Corp.#	51,600	2,783,820
General Electric Co.	3,297,300	45,832,470
Honeywell International, Inc.	231,600	8,513,616
Illinois Tool Works, Inc.	119,700	5,005,854
ITT Corp.#	56,700	2,839,536
Leggett & Platt, Inc.#	48,800	890,600
Parker Hannifin Corp.	50,000	2,433,000
Textron, Inc.#	83,700	1,285,632

		93,666,233

Diversified Operations - 0.0%

Leucadia National Corp.†#	56,400	1,402,668

E-Commerce/Products - 0.3%

Amazon.com, Inc.†	100,300	8,143,357

E-Commerce/Services - 0.3%

eBay, Inc.†	336,500	7,450,110
Expedia, Inc.†#	65,500	1,509,775

		8,959,885

Electric Products-Misc. - 0.3%

Emerson Electric Co.	234,000	8,627,580
Molex, Inc.#	43,200	786,672

		9,414,252

Electric-Generation - 0.1%

The AES Corp.†	207,600	2,837,892

Electric-Integrated - 3.3%

Allegheny Energy, Inc.	52,700	1,391,807
Ameren Corp.#	66,500	1,793,505
American Electric Power Co., Inc.	148,400	4,664,212
CMS Energy Corp.#	70,600	946,746
Consolidated Edison, Inc.#	85,400	3,432,226
Constellation Energy Group, Inc.	62,000	1,962,300
Dominion Resources, Inc.#	183,700	6,076,796
DTE Energy Co.	51,000	1,773,780
Duke Energy Corp.#	400,800	6,208,392
Edison International	101,400	3,387,774
Entergy Corp.	61,100	4,826,900
Exelon Corp.	205,100	10,259,102
FirstEnergy Corp.	94,900	4,282,837
FPL Group, Inc.	127,900	7,185,422
Integrys Energy Group, Inc.#	23,800	817,054
Northeast Utilities	54,500	1,296,555
Pepco Holdings, Inc.	68,500	981,605
PG&E Corp.	114,700	4,655,673
Pinnacle West Capital Corp.#	31,500	1,036,665
PPL Corp.	117,100	3,442,740
Progress Energy, Inc.#	86,900	3,435,157
Public Service Enterprise Group, Inc.	157,500	4,988,025
SCANA Corp.	37,900	1,314,372
TECO Energy, Inc.#	66,300	883,116
The Southern Co.	243,600	7,600,320
Wisconsin Energy Corp.#	36,400	1,655,108
Xcel Energy, Inc.#	141,900	2,802,525

		93,100,714

Electronic Components-Misc. - 0.0%

Jabil Circuit, Inc.	66,600	729,270

Electronic Components-Semiconductors - 2.2%

Advanced Micro Devices, Inc.†#	174,500	760,820
Altera Corp.#	91,400	1,755,794
Broadcom Corp., Class A†	133,100	3,786,695
Intel Corp.	1,739,000	35,336,480
LSI Corp.†#	202,000	1,052,420
MEMC Electronic Materials, Inc.†	69,600	1,110,120
Microchip Technology, Inc.#	56,900	1,510,695
Micron Technology, Inc.†#	263,600	1,942,732
National Semiconductor Corp.#	60,800	922,336
NVIDIA Corp.†#	170,100	2,469,852
QLogic Corp.†#	37,000	584,970
Texas Instruments, Inc.	396,500	9,749,935
Xilinx, Inc.	85,800	1,908,192

		62,891,041

Electronic Connectors - 0.1%

Amphenol Corp., Class A	53,300	1,863,368

Electronic Forms - 0.2%

Adobe Systems, Inc.†	163,100	5,124,602

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†#	106,900	2,745,192
FLIR Systems, Inc.†#	46,800	1,077,336

		3,822,528

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	36,300	2,700,720

Engineering/R&D Services - 0.2%

Fluor Corp.	56,000	2,962,400
Jacobs Engineering Group, Inc.†	38,400	1,688,832

		4,651,232

Engines-Internal Combustion - 0.1%

Cummins, Inc.	62,800	2,846,096

Enterprise Software/Service - 1.1%

BMC Software, Inc.†	57,600	2,053,440
CA, Inc.	122,800	2,737,212
Novell, Inc.†	107,500	467,625
Oracle Corp.	1,179,300	25,791,291

		31,049,568

Entertainment Software - 0.1%

Electronic Arts, Inc.†	100,600	1,832,932

Filtration/Separation Products - 0.0%

Pall Corp.	36,700	1,091,091

Finance-Consumer Loans - 0.0%

SLM Corp.†#	145,600	1,295,840

Finance-Credit Card - 0.5%

American Express Co.	369,700	12,503,254
Discover Financial Services	166,800	2,293,500

		14,796,754

Finance-Investment Banker/Broker - 0.2%

E*TRADE Financial Corp.†#	347,300	611,248
The Charles Schwab Corp.	292,400	5,280,744

		5,891,992

Finance-Other Services - 0.3%

CME Group, Inc.	20,700	6,024,528
NYSE Euronext	81,000	2,295,540
The NASDAQ OMX Group, Inc.†	42,800	939,460

		9,259,528

Financial Guarantee Insurance - 0.0%

MBIA, Inc.†#	53,100	356,832

Food-Confectionery - 0.1%

The Hershey Co.#	51,600	2,024,268
The J.M. Smucker Co.	36,900	1,928,763

		3,953,031

Food-Dairy Products - 0.0%

Dean Foods Co.†#	55,100	999,514

Food-Meat Products - 0.1%

Hormel Foods Corp.#	21,700	801,815
Tyson Foods, Inc., Class A	94,100	1,128,259

		1,930,074

Food-Misc. - 1.2%

Campbell Soup Co.#	62,200	1,950,592
ConAgra Foods, Inc.	139,300	2,859,829
General Mills, Inc.	102,400	6,116,352
H.J. Heinz Co.	98,000	3,773,000
Kellogg Co.	78,600	3,701,274
Kraft Foods, Inc., Class A	458,600	13,001,310
McCormick & Co., Inc.#	40,600	1,322,342
Sara Lee Corp.	216,600	2,098,854

		34,823,553

Food-Retail - 0.3%

Safeway, Inc.	132,600	2,526,030
SUPERVALU, Inc.#	65,900	945,665
The Kroger Co.	203,100	4,384,929
Whole Foods Market, Inc.†	43,700	1,270,796

		9,127,420

Food-Wholesale/Distribution - 0.2%

Sysco Corp.	183,700	4,682,513

Forestry - 0.1%

Plum Creek Timber Co., Inc.#	50,700	1,535,703
Weyerhaeuser Co.	65,800	2,460,262

		3,995,965

Gas-Distribution - 0.2%

CenterPoint Energy, Inc.	108,700	1,347,880
Nicor, Inc.#	14,100	510,702
NiSource, Inc.	85,500	1,129,455
Sempra Energy	76,100	3,817,937

		6,805,974

Gold Mining - 0.2%

Newmont Mining Corp.	152,400	6,124,956

Hazardous Waste Disposal - 0.0%

Stericycle, Inc.†#	26,400	1,307,328

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.#	86,400	1,202,688

Hotels/Motels - 0.2%

Marriott International, Inc., Class A#	92,750	2,216,725
Starwood Hotels & Resorts Worldwide, Inc.#	58,100	1,730,218
Wyndham Worldwide Corp.	55,400	839,310

		4,786,253

Human Resources - 0.1%

Monster Worldwide, Inc.†#	39,200	635,824
Robert Half International, Inc.#	47,600	1,251,404

		1,887,228

Independent Power Producers - 0.0%

Dynegy, Inc., Class A†	157,700	299,630

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.#	44,200	1,849,770

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	65,300	4,899,459
Praxair, Inc.	95,700	7,332,534

		12,231,993

Instruments-Scientific - 0.3%

PerkinElmer, Inc.	36,300	662,475
Thermo Fisher Scientific, Inc.†	130,200	5,886,342
Waters Corp.†	30,000	1,508,400

		8,057,217

Insurance Brokers - 0.3%

AON Corp.	86,200	3,599,712
Marsh & McLennan Cos., Inc.	162,700	3,829,958

		7,429,670

Insurance-Life/Health - 0.8%

Aflac, Inc.	145,500	5,910,210
Lincoln National Corp.	92,200	2,327,128
Principal Financial Group, Inc.	96,700	2,746,280
Prudential Financial, Inc.	144,100	7,288,578
Torchmark Corp.#	25,800	1,099,338
Unum Group#	103,100	2,322,843

		21,694,377

Insurance-Multi-line - 1.0%

American International Group, Inc.†#(1)	41,900	1,899,327
Assurant, Inc.	36,700	1,099,165
Cincinnati Financial Corp.#	50,600	1,301,432
Genworth Financial, Inc., Class A†	134,900	1,424,544
Hartford Financial Services Group, Inc.	119,600	2,836,912
Loews Corp.	112,500	3,841,875
MetLife, Inc.	254,900	9,625,024
The Allstate Corp.	167,000	4,908,130
XL Capital, Ltd., Class A#	106,500	1,847,775

		28,784,184

Insurance-Property/Casualty - 0.6%

Chubb Corp.	109,600	5,413,144
The Progressive Corp.†	212,000	3,502,240
The Travelers Cos., Inc.	182,300	9,191,566

		18,106,950

Internet Infrastructure Software - 0.0%

Akamai Technologies, Inc.†#	53,800	949,032

Internet Security - 0.2%

McAfee, Inc.†	48,400	1,925,352
Symantec Corp.†	254,600	3,849,552
VeriSign, Inc.†#	60,000	1,271,400

		7,046,304

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	79,300	2,381,379
Federated Investors, Inc., Class B#	27,900	732,375
Franklin Resources, Inc.	46,900	4,377,177
Invesco, Ltd.	128,100	2,658,075
Janus Capital Group, Inc.#	55,900	711,048
Legg Mason, Inc.	50,400	1,449,504
T. Rowe Price Group, Inc.#	79,500	3,602,940

		15,912,498

Linen Supply & Related Items - 0.0%

Cintas Corp.#	40,900	1,122,296

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.#	187,400	8,491,094

Machinery-Farming - 0.2%

Deere & Co.	131,600	5,737,760

Machinery-Pumps - 0.1%

Flowserve Corp.	17,400	1,500,750

Medical Information Systems - 0.0%

IMS Health, Inc.	56,600	784,476

Medical Instruments - 0.9%

Boston Scientific Corp.†	469,000	5,510,750
Intuitive Surgical, Inc.†	11,800	2,627,978
Medtronic, Inc.	348,200	13,336,060
St. Jude Medical, Inc.†	107,800	4,154,612

		25,629,400

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†#	33,700	2,351,923
Quest Diagnostics, Inc.#	46,800	2,525,328

		4,877,251

Medical Products - 2.7%

Baxter International, Inc.	188,400	10,723,728
Becton, Dickinson & Co.	74,600	5,193,652
Hospira, Inc.†	50,000	1,954,500
Johnson & Johnson	858,000	51,857,520
Stryker Corp.#	74,200	3,076,332
Varian Medical Systems, Inc.†#	39,000	1,679,730
Zimmer Holdings, Inc.†	67,000	3,172,450

		77,657,912

Medical-Biomedical/Gene - 1.8%

Amgen, Inc.†	315,200	18,830,048
Biogen Idec, Inc.†	89,800	4,508,858
Celgene Corp.†	143,300	7,475,961
Genzyme Corp.†	84,000	4,679,640
Gilead Sciences, Inc.†	282,200	12,715,932
Life Technologies Corp.†	54,400	2,422,432
Millipore Corp.†	17,300	1,145,779

		51,778,650

Medical-Drugs - 5.1%

Abbott Laboratories	481,200	21,764,676
Allergan, Inc.	95,700	5,351,544
Bristol-Myers Squibb Co.	616,800	13,649,784
Cephalon, Inc.†	23,000	1,309,390
Eli Lilly & Co.	314,800	10,533,208
Forest Laboratories, Inc.†	93,900	2,748,453
King Pharmaceuticals, Inc.†#	77,200	801,336
Merck & Co., Inc.#	656,600	21,293,538
Pfizer, Inc.	2,101,100	35,088,370
Schering-Plough Corp.	507,000	14,287,260
Wyeth	415,200	19,867,320

		146,694,879

Medical-Generic Drugs - 0.1%

Mylan, Inc.†#	95,000	1,393,650
Watson Pharmaceuticals, Inc.†#	32,800	1,157,512

		2,551,162

Medical-HMO - 1.0%

Aetna, Inc.	139,200	3,967,200
CIGNA Corp.	84,900	2,498,607
Coventry Health Care, Inc.†#	46,200	1,008,546
Humana, Inc.†	52,800	1,884,960
UnitedHealth Group, Inc.	370,400	10,371,200
WellPoint, Inc.†	150,900	7,975,065

		27,705,578

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	130,000	605,800

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	94,000	2,003,140
Cardinal Health, Inc.	112,100	3,876,418
McKesson Corp.	84,500	4,804,670

		10,684,228

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp.	43,600	3,979,808

Metal-Aluminum - 0.1%

Alcoa, Inc.	303,400	3,655,970

Metal-Copper - 0.3%

Freeport-McMoRan Copper & Gold, Inc.	128,200	8,074,036

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.#	73,000	1,750,540

Multimedia - 1.5%

Meredith Corp.#	11,200	310,016
News Corp., Class A	716,200	7,677,664
The McGraw-Hill Cos., Inc.	97,900	3,290,419
The Walt Disney Co.	578,100	15,053,724
Time Warner, Inc.	372,500	10,396,475
Viacom, Inc., Class B†	188,800	4,727,552

		41,455,850

Networking Products - 1.5%

Cisco Systems, Inc.†	1,795,900	38,791,440
Juniper Networks, Inc.†#	162,900	3,758,103

		42,549,543

Non-Ferrous Metals - 0.0%

Titanium Metals Corp.#	26,500	217,830

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	100,300	2,568,683
Waste Management, Inc.#	153,200	4,585,276

		7,153,959

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.#	64,300	1,437,105
Xerox Corp.	269,300	2,329,445

		3,766,550

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	35,100	1,084,590

Oil & Gas Drilling - 0.2%

Diamond Offshore Drilling, Inc.#	21,600	1,931,472
ENSCO International, Inc.#	44,200	1,630,980
Nabors Industries, Ltd.†#	88,100	1,557,608
Rowan Cos., Inc.#	35,200	728,992

		5,849,052

Oil Companies-Exploration & Production - 2.7%

Anadarko Petroleum Corp.	155,400	8,215,998
Apache Corp.	104,400	8,868,780
Cabot Oil & Gas Corp.	32,300	1,138,575
Chesapeake Energy Corp.#	175,500	4,008,420
Denbury Resources, Inc.†#	77,500	1,179,550
Devon Energy Corp.	138,200	8,482,716
EOG Resources, Inc.#	77,900	5,608,800
EQT Corp.#	40,800	1,618,536
Noble Energy, Inc.	54,000	3,264,840
Occidental Petroleum Corp.	252,400	18,450,440
Pioneer Natural Resources Co.#	35,500	1,028,080
Questar Corp.	54,200	1,829,792
Range Resources Corp.	48,700	2,355,619
Southwestern Energy Co.†	107,000	3,944,020
XTO Energy, Inc.	180,500	6,967,300

		76,961,466

Oil Companies-Integrated - 6.5%

Chevron Corp.	624,200	43,656,548
ConocoPhillips	461,300	20,772,339
Exxon Mobil Corp.	1,519,400	105,066,510
Hess Corp.	88,600	4,482,274
Marathon Oil Corp.	220,400	6,803,748
Murphy Oil Corp.#	59,400	3,385,800

		184,167,219

Oil Field Machinery & Equipment - 0.3%

Cameron International Corp.†	67,600	2,413,996
FMC Technologies, Inc.†#	38,500	1,836,450
National-Oilwell Varco, Inc.†	130,200	4,732,770

		8,983,216

Oil Refining & Marketing - 0.2%

Sunoco, Inc.#	36,400	979,160
Tesoro Corp.#	43,100	606,848
Valero Energy Corp.#	173,200	3,245,768

		4,831,776

Oil-Field Services - 1.2%

Baker Hughes, Inc.	96,500	3,324,425
BJ Services Co.#	90,900	1,459,854
Halliburton Co.	279,300	6,622,203
Schlumberger, Ltd.	372,500	20,934,500
Smith International, Inc.#	68,300	1,883,031

		34,224,013

Paper & Related Products - 0.2%

International Paper Co.	134,600	3,089,070
MeadWestvaco Corp.	53,300	1,169,935

		4,259,005

Pharmacy Services - 0.5%

Express Scripts, Inc.†	84,400	6,095,368
Medco Health Solutions, Inc.†#	150,200	8,294,044

		14,389,412

Photo Equipment & Supplies - 0.0%

Eastman Kodak Co.#	83,500	444,220

Pipelines - 0.3%

El Paso Corp.	218,300	2,014,909
Spectra Energy Corp.	200,800	3,779,056
The Williams Cos., Inc.	180,600	2,969,064

		8,763,029

Printing-Commercial - 0.0%

R.R. Donnelley & Sons Co.	63,900	1,139,976

Publishing-Newspapers - 0.1%

Gannett Co., Inc.#	72,400	625,536
The New York Times Co., Class A#	36,300	276,243
The Washington Post Co., Class B#	1,900	825,284

		1,727,063

Quarrying - 0.1%

Vulcan Materials Co.#	37,900	1,896,516

Real Estate Investment Trusts - 1.0%

Apartment Investment & Management Co., Class A#	36,500	444,205
AvalonBay Communities, Inc.#	24,900	1,604,307
Boston Properties, Inc.#	43,100	2,610,998
Equity Residential	85,300	2,329,543
HCP, Inc.	89,700	2,554,656
Health Care REIT, Inc.	34,600	1,477,766
Host Hotels & Resorts, Inc.	187,200	1,866,384
Kimco Realty Corp.#	100,800	1,265,040
ProLogis	137,800	1,532,336
Public Storage	39,100	2,758,505
Simon Property Group, Inc.	86,500	5,503,130
Ventas, Inc.#	48,700	1,909,527
Vornado Realty Trust	49,400	2,841,488

		28,697,885

Real Estate Management/Services - 0.0%

CB Richard Ellis Group, Inc., Class A†#	73,700	872,608

Retail-Apparel/Shoe - 0.2%

Abercrombie & Fitch Co., Class A#	27,400	884,746
Limited Brands, Inc.#	84,100	1,254,772
Nordstrom, Inc.#	49,900	1,399,196
The Gap, Inc.	143,200	2,813,880

		6,352,594

Retail-Auto Parts - 0.1%

AutoZone, Inc.†#	11,200	1,649,200

O’Reilly Automotive, Inc.†#	42,200	1,615,416

		3,264,616

Retail-Automobile - 0.0%

AutoNation, Inc.†#	33,600	637,728

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	80,900	2,951,232

Retail-Building Products - 0.9%

Home Depot, Inc.	528,200	14,414,578
Lowe’s Cos., Inc.	459,700	9,883,550

		24,298,128

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A†#	51,300	1,220,940

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.#	106,300	3,856,564
RadioShack Corp.#	39,000	590,070

		4,446,634

Retail-Discount - 1.9%

Big Lots, Inc.†#	25,700	653,294
Costco Wholesale Corp.	135,100	6,887,398
Family Dollar Stores, Inc.	43,700	1,323,236
Target Corp.	234,200	11,007,400
Wal-Mart Stores, Inc.	694,900	35,349,563

		55,220,891

Retail-Drug Store - 1.0%

CVS Caremark Corp.	453,300	17,007,816
Walgreen Co.	308,800	10,462,144

		27,469,960

Retail-Jewelry - 0.1%

Tiffany & Co.#	38,600	1,404,268

Retail-Major Department Stores - 0.3%

J.C. Penney Co., Inc.#	73,400	2,204,936
Sears Holdings Corp.†#	16,800	1,065,960
TJX Cos., Inc.	128,800	4,630,360

		7,901,256

Retail-Office Supplies - 0.2%

Office Depot, Inc.†	85,500	446,310
Staples, Inc.	222,700	4,812,547

		5,258,857

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.†	95,100	4,906,209
Macy’s, Inc.	131,000	2,033,120

		6,939,329

Retail-Restaurants - 1.1%

Darden Restaurants, Inc.#	42,700	1,406,111
McDonald’s Corp.	343,500	19,318,440
Starbucks Corp.†#	229,100	4,350,609
Yum! Brands, Inc.#	143,700	4,921,725

		29,996,885

Rubber-Tires - 0.0%

The Goodyear Tire & Rubber Co.†	75,300	1,241,697

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	162,400	2,130,688
People’s United Financial, Inc.#	108,400	1,740,904

		3,871,592

Schools - 0.1%

Apollo Group, Inc., Class A†	33,600	2,177,952
DeVry, Inc.	19,200	981,120

		3,159,072

Semiconductor Components-Integrated Circuits - 0.2%

Analog Devices, Inc.	90,700	2,562,275
Linear Technology Corp.#	69,200	1,838,644

		4,400,919

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	415,100	5,471,018
KLA-Tencor Corp.#	52,900	1,650,480
Novellus Systems, Inc.†	30,400	582,464
Teradyne, Inc.†#	53,900	444,675

		8,148,637

Steel-Producers - 0.2%

AK Steel Holding Corp.	34,000	690,880
Nucor Corp.	97,900	4,360,466
United States Steel Corp.#	44,600	1,952,588

		7,003,934

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.#	30,500	926,285

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†#	28,400	380,560
Corning, Inc.	483,800	7,295,704
JDS Uniphase Corp.†	68,600	471,282

		8,147,546

Telecommunication Equipment - 0.1%

Harris Corp.	41,200	1,430,876
Tellabs, Inc.†	123,200	781,088

		2,211,964

Telephone-Integrated - 3.0%

AT&T, Inc.	1,837,100	47,856,455
CenturyTel, Inc.	92,300	2,974,829
Frontier Communications Corp.#	97,300	691,803
Qwest Communications International, Inc.#	460,600	1,653,554
Sprint Nextel Corp.†	894,000	3,272,040
Verizon Communications, Inc.	884,500	27,454,880
Windstream Corp.	136,000	1,165,520

		85,069,081

Television - 0.1%

CBS Corp., Class B#	211,600	2,190,060

Tobacco - 1.6%

Altria Group, Inc.	643,800	11,768,664
Lorillard, Inc.	52,400	3,813,148
Philip Morris International, Inc.	610,800	27,919,668
Reynolds American, Inc.#	52,600	2,404,346

		45,905,826

Tools-Hand Held - 0.1%

Black & Decker Corp.#	18,700	825,044

Snap-On, Inc.	17,900	668,028
The Stanley Works#	24,600	1,006,878

		2,499,950

Toys - 0.1%

Hasbro, Inc.#	38,800	1,101,532
Mattel, Inc.	111,600	2,007,684

		3,109,216

Transport-Rail - 0.9%

Burlington Northern Santa Fe Corp.	86,700	7,197,834
CSX Corp.	121,900	5,180,750
Norfolk Southern Corp.	114,300	5,242,941
Union Pacific Corp.	157,000	9,390,170

		27,011,695

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.#	52,800	2,970,528
Expeditors International of Washington, Inc.#	66,100	2,158,826
FedEx Corp.#	96,900	6,657,999
Ryder System, Inc.#	17,400	661,200
United Parcel Service, Inc., Class B	309,800	16,561,908

		29,010,461

Web Portals/ISP - 1.4%

Google, Inc., Class A†	74,800	34,532,916
Yahoo!, Inc.†	434,300	6,345,123

		40,878,039

Wireless Equipment - 1.2%

American Tower Corp., Class A†	123,800	3,918,270
Motorola, Inc.	713,800	5,125,084
QUALCOMM, Inc.	515,300	23,920,226

		32,963,580

Total Long-Term Investment Securities (cost $2,612,049,241)		2,796,031,747

SHORT-TERM INVESTMENT SECURITIES - 11.4%
Collective Investment Pool - 9.7%

Securities Lending Quality Trust(2)(5)	278,523,770	275,222,267

Commercial Paper - 1.4%

Erste Finance LLC 0.18% due 09/01/09	$40,000,000	40,000,000

U.S. Government Treasuries - 0.3%

United States Treasury Bills
0.11% due 09/10/09(3)	200,000	199,995
0.14% due 10/08/09(3)	5,100,000	5,099,292
0.14% due 09/10/09(3)	600,000	599,979
0.15% due 09/10/09(3)	100,000	99,996
0.15% due 09/10/09(3)	30,000	29,999
0.15% due 10/08/09(3)	375,000	374,942
0.16% due 09/10/09(3)	75,000	74,997
0.16% due 10/08/09(3)	850,000	849,860
0.17% due 09/24/09(3)	650,000	649,930
0.17% due 10/08/09(3)	400,000	399,930

		8,378,920

Total Short-Term Investment Securities (cost $326,902,690)		323,601,187

REPURCHASE AGREEMENT - 0.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/01/09 in the amount of $3,185,001 and collateralized by $3,085,000 of Federal Home Loan Bank Bonds, bearing interest at 4.00% due 01/28/13 and having approximate value of $3,285,525 (cost $3,185,000)	$3,185,000	3,185,000

TOTAL INVESTMENTS (cost $2,942,136,931)(4)	109.6%	3,122,817,934
Liabilities in excess of other assets	(9.6)	(272,241,876)

NET ASSETS	100.0%	$2,850,576,058

†	Non-income producing security.
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company; see Note 4.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	At August 31, 2009, the Fund had loaned securities with a total value of $269,398,871. This was secured by collateral of $278,523,770 , which was received in cash and subsequently invested in short-term investments currently valued at $275,222,267 as reported in the Portfolio of Investments. The remaining collateral of $2,308,470 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	0.01%	04/01/10
United States Treasury Notes	2.63% to 4.50%	05/15/10 to 08/15/19
United States Treasury Bonds	3.50%	02/15/39
Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of August 31, 2009	Unrealized Appreciation (Depreciation)
215	Long	S&P 500 Index	September 2009	$52,882,814	$54,808,875	$1,926,061

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$155,894,085	$—	$—	$155,894,085
Medical-Drugs	146,694,879	—	—	146,694,879
Oil Companies—Integrated	184,167,219	—	—	184,167,219
Other Industries(a)	2,309,275,564	—	—	2,309,275,564
Short-Term Investment Securities:
Collective Investment Pool	—	275,222,267	—	275,222,267
Commercial Paper	—	40,000,000	—	40,000,000
U.S. Government Treasuries	—	8,378,920	—	8,378,920
Repurchase Agreement	—	3,185,000	—	3,185,000
Other Financial Instruments:(b)
Futures Contracts—Appreciation	1,926,061	—	—	1,926,061

Total	$2,797,957,808	$326,786,187	$—	$3,124,743,995

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
(b)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2009 - (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.0%
Agricultural Chemicals - 0.7%

Potash Corp. of Saskatchewan, Inc.	11,915	$1,054,597

Auto-Heavy Duty Trucks - 3.1%

Navistar International Corp.†	117,114	5,064,009

Banks-Super Regional - 3.1%

Wells Fargo & Co.	180,430	4,965,434

Brewery - 1.5%

Molson Coors Brewing Co., Class B	51,383	2,434,527

Cable/Satellite TV - 4.6%

Cablevision Systems Corp., Class A	86,292	1,927,763
Time Warner Cable, Inc.	147,769	5,455,631

		7,383,394

Chemicals-Specialty - 3.1%

Lubrizol Corp.	79,821	5,086,194

Computers - 1.7%

Dell, Inc.†	119,000	1,883,770
Hewlett-Packard Co.	19,220	862,786

		2,746,556

Diversified Banking Institutions - 9.3%

Bank of America Corp.	225,075	3,959,069
JPMorgan Chase & Co.	131,253	5,704,255
Morgan Stanley	48,927	1,416,926
The Goldman Sachs Group, Inc.	23,980	3,967,731

		15,047,981

Diversified Manufacturing Operations - 4.6%

Tyco International, Ltd.	232,490	7,367,608

Electric-Integrated - 6.5%

Edison International	49,030	1,638,092
Exelon Corp.	72,176	3,610,244
PG&E Corp.	127,236	5,164,509

		10,412,845

Enterprise Software/Service - 0.5%

Oracle Corp.	36,400	796,068

Finance-Consumer Loans - 0.6%

SLM Corp.†	115,982	1,032,240

Food-Retail - 3.1%

The Kroger Co.	232,721	5,024,446

Insurance-Life/Health - 1.0%

Prudential Financial, Inc.	31,880	1,612,490

Insurance-Multi-line - 6.5%

ACE, Ltd.†	15,840	826,531
Assurant, Inc.	144,960	4,341,552
MetLife, Inc.	142,352	5,375,212

		10,543,295

Insurance-Reinsurance - 2.0%

Everest Re Group, Ltd.	37,651	3,174,356

Investment Management/Advisor Services - 0.4%

National Financial Partners Corp.†	78,767	618,321

Medical Products - 3.0%

Covidien PLC	122,346	4,841,231

Medical-Biomedical/Gene - 0.6%

Genzyme Corp.†	17,000	947,070

Medical-Drugs - 7.7%

Merck & Co., Inc.	220,620	7,154,706
Pfizer, Inc.	202,591	3,383,270
Shire PLC ADR	7,250	359,310
Wyeth	32,629	1,561,298

		12,458,584

Medical-HMO - 1.4%

Aetna, Inc.	81,076	2,310,666

Multimedia - 3.5%

News Corp., Class A	530,005	5,681,654

Oil Companies-Exploration & Production - 3.4%

Apache Corp.	29,033	2,466,354
Devon Energy Corp.	48,343	2,967,293

		5,433,647

Oil Companies-Integrated - 9.8%

Chevron Corp.	111,597	7,805,094
Exxon Mobil Corp.	54,744	3,785,548
Marathon Oil Corp.	135,710	4,189,368

		15,780,010

Oil Refining & Marketing - 0.5%

Valero Energy Corp.	44,620	836,179

Retail-Bedding - 1.1%

Bed Bath & Beyond, Inc.†	49,055	1,789,526

Retail-Drug Store - 3.3%

Walgreen Co.	158,582	5,372,758

Telephone-Integrated - 3.6%

AT&T, Inc.	199,500	5,196,975
Sprint Nextel Corp.†	164,040	600,386

		5,797,361

Transport-Equipment & Leasing - 1.1%

Aircastle, Ltd.	182,130	1,712,022

Transport-Rail - 0.5%

Norfolk Southern Corp.	17,410	798,597

Transport-Services - 0.9%

United Parcel Service, Inc., Class B	27,836	1,488,113

Web Portals/ISP - 1.3%

Google, Inc., Class A†	4,675	2,158,307

Wireless Equipment - 2.0%

Motorola, Inc.	333,810	2,396,756
QUALCOMM, Inc.	16,811	780,366

		3,177,122

Total Common Stock
(cost $141,858,820)		154,947,208

PREFERRED STOCK - 1.6%
Oil Companies-Integrated - 1.6%
Petroleo Brasileiro SA ADR
(cost $2,434,503)	75,690	2,512,908

Total Long-Term Investment Securities
(cost $144,293,323)		157,460,116

REPURCHASE AGREEMENT - 2.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/09, to be repurchased 09/01/09 in the amount of $3,509,001 and collateralized by $3,380,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $3,582,462 (cost $3,509,000)	$3,509,000	3,509,000

TOTAL INVESTMENTS
(cost $147,802,323) (1)	99.8%	160,969,116
Other assets less liabilities	0.2	401,700

NET ASSETS	100.0%	$161,370,816

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$15,047,981	$—	$—	$15,047,981
Electric—Integrated	10,412,845	—	—	10,412,845
Insurance—Multi-line	10,543,295	—	—	10,543,295
Medical—Drugs	12,458,584	—	—	12,458,584
Oil Companies—Integrated	15,780,010	—	—	15,780,010
Other Industries(a)	90,704,493	—	—	90,704,493
Preferred Stock	2,512,908	—	—	2,512,908
Repurchase Agreement	—	3,509,000	—	3,509,000

Total	$157,460,116	$3,509,000	$—	$160,969,116

(a)	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company I

NOTES TO PORTFOLIO OF INVESTMENTS

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summaries of inputs used to value the Funds’ net assets as of August 31, 2009 are reported on a schedule following the Portfolio of Investments.

Note 2 — Repurchase Agreements

As of August 31, 2009, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Growth & Income	0.77%	$866,000
Large Capital Growth	2.95	3,313,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated August 31, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $112,119,000, a repurchase price of $112,119,031, and maturity date of September 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bill	0.10%	10/08/09	$94,720,000	$94,710,528
U.S. Treasury Bill	0.11	11/05/09	19,655,000	19,651,069

As of August 31, 2009, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Government Securities	3.33%	$13,313,000
Money Market I	31.25	124,981,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated August 31, 2009, bearing interest at a rate of 0.18% per annum, with a principal amount of $400,000,000, a repurchase price of $400,002,000 and maturity date of September 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.38%	01/15/25	$347,603,900	$408,000,078

Note 3 — Derivative Instruments

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of August 31, 2009, the following Funds had open forward contracts: Global Equity Fund, Global Strategy Fund and Growth Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the schedule following the Fund’s Portfolio of Investments. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of August 31, 2009, the following Funds had open futures contracts: Asset Allocation Fund, Core Value Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100 Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. As of August 31, 2009, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premium on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Structured Securities. Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of August 31, 2009, the Asset Allocation Fund held one structured security and the International Government Bond Fund held one structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Swap Contracts. Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements. Certain Funds may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns or speculation. As of August 31, 2009, none of the Funds had open credit default swaps.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a

Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. The Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, assetbacked securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Note 4 —Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the year ended August 31, 2009, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 5/31/09	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/09
Stock Index	American International Group, Inc.	$—	$1,391,884	$18,513	$1,359	$(10,642)	$500,931	$1,899,327

Note 5 — Federal Income Taxes

As of August 31, 2009, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$122,556,156	$7,673,919	$(9,251,756)	$(1,577,837)
Blue Chip Growth	410,048,085	41,265,889	(27,572,630)	13,693,259
Broad Cap Value Income	21,570,670	1,146,769	(3,924,722)	(2,777,953)
Capital Conservation	121,873,905	3,660,361	(3,325,446)	334,915
Core Equity	245,110,078	16,000,752	(25,988,228)	(9,987,476)
Core Value	126,493,957	7,328,673	(19,870,703)	(12,542,030)
Foreign Value	884,256,372	67,467,117	(133,974,543)	(66,507,426)
Global Equity	257,937,091	26,181,655	(27,424,279)	(1,242,624)
Global Real Estate	242,076,250	54,290,476	(32,187,196)	22,103,280
Global Social Awareness	314,831,291	20,704,405	(57,599,483)	(36,895,078)
Global Strategy	414,470,730	23,143,246	(47,017,945)	(23,874,699)
Government Securities	177,880,684	4,943,590	(3,552,276)	1,391,314
Growth	686,781,800	65,232,685	(46,109,504)	19,123,181
Growth & Income	90,004,617	7,024,668	(15,738,893)	(8,714,225)
Health Sciences	169,139,836	18,415,251	(21,956,003)	(3,540,752)
Inflation Protected	171,162,273	2,986,477	(9,370,689)	(6,384,212)
International Equities	1,034,737,092	58,317,948	(145,838,663)	(87,520,715)
International Government Bond*	137,858,856	9,509,304	(1,726,310)	7,782,994
International Growth I	561,470,233	44,945,625	(50,606,831)	(5,661,206)
Large Cap Core	251,043,490	10,482,713	(10,200,095)	282,618
Large Capital Growth	352,019,897	34,839,128	(26,024,596)	8,814,532
Mid Cap Index	2,513,688,938	161,226,764	(512,198,223)	(350,971,459)
Mid Cap Strategic Growth	269,781,769	22,552,380	(39,354,419)	(16,802,039)
Money Market I	586,455,230	—	—	—
NASDAQ-100® Index	87,667,310	19,624,616	(9,822,905)	9,801,711
Science & Technology	718,654,133	91,715,540	(101,114,552)	(9,399,012)
Small Cap Aggressive Growth	69,487,235	5,538,285	(9,522,580)	(3,984,295)
Small Cap	335,463,439	29,289,519	(53,551,467)	(24,261,948)
Small Cap Index	1,036,594,601	66,177,795	(247,150,262)	(180,972,467)
Small Cap Special Values	245,836,336	20,513,681	(41,004,192)	(20,490,511)
Small-Mid Growth	92,978,286	12,908,512	(6,186,993)	6,721,519
Stock Index	2,994,725,173	684,618,006	(556,525,245)	128,092,761
Value	153,752,363	22,159,995	(14,943,242)	7,216,753

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2008.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	October 29, 2009

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	October 29, 2009